UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
April 30, 2025
Schwab 1000 Index
®
Fund
Ticker Symbol: SNXFX

This
semiannual shareholder report
contains important information about the fund for the period of November 1, 2024, to April 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index Fund	$2	0.05% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (04/02/1991) 1	-1.91%	11.65%	15.20%	11.84%
Russell 1000 ® Index 2	-1.76%	11.94%	15.42%	12.03%
Schwab 1000 Index ®	-1.88%	11.71%	15.24%	11.93%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.
Schwab 1000 Index
®
Fund | Semiannual Report
1
REG127682-00  00314160

Statistics

Net Assets (millions)	$16,855
Number of Holdings (excludes derivatives)	986
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	1%
Weighted Average Market Cap (millions)	$ 836,380
Price/Earnings Ratio (P/E)	24.1
Price/Book Ratio (P/B)	4.2
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may
have
changed since the report
date.
The Sector/Industry classifications in this report use the Global Industry
Classification Standard
(GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed
for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 1000 Index
®
Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 1000 Index
®
Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | April 30, 2025
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 4/30/25*	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$88.40	$65.03	$60.02	$71.21	$50.75	$47.17
Income (loss) from investment operations:
Net investment income (loss)[1]	0.60	1.13	1.05	0.97	0.90	1.02
Net realized and unrealized gains (losses)	(2.07)	23.29	4.94	(11.23)	20.60	3.52
Total from investment operations	(1.47)	24.42	5.99	(10.26)	21.50	4.54
Less distributions:
Distributions from net investment income	(1.11)	(1.05)	(0.98)	(0.86)	(1.04)	(0.87)
Distributions from net realized gains	—	—	—	(0.07)	—	(0.09)
Total distributions	(1.11)	(1.05)	(0.98)	(0.93)	(1.04)	(0.96)
Net asset value at end of period	$85.82	$88.40	$65.03	$60.02	$71.21	$50.75
Total return	(1.76%)[2]	37.95%	10.11%	(14.63%)	42.89%	9.69%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%[3]	0.02%	0.02%[4]	0.02%[4]	0.02%	0.02%
Net investment income (loss)	1.35%[3]	1.41%	1.63%	1.49%	1.42%	2.11%
Portfolio turnover rate	1%[2]	2%	2%[5]	2%	3%	4%
Net assets, end of period (x 1,000,000)	$104,967	$104,140	$70,062	$61,068	$67,401	$44,184

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	506,713	28,913,044
Ford Motor Co.	8,641,472	86,501,135
General Motors Co.	2,209,587	99,961,716
Tesla, Inc. *	6,200,067	1,749,410,904
		1,964,786,799

Banks 3.4%
Bank of America Corp.	14,670,482	585,058,822
Citigroup, Inc.	4,160,514	284,495,947
Citizens Financial Group, Inc.	970,611	35,805,840
Fifth Third Bancorp	1,480,386	53,205,073
Huntington Bancshares, Inc.	3,224,575	46,853,075
JPMorgan Chase & Co.	6,195,052	1,515,433,620
KeyCorp	2,221,662	32,969,464
M&T Bank Corp.	366,295	62,182,241
PNC Financial Services Group, Inc.	877,238	140,963,374
Regions Financial Corp.	2,023,035	41,290,144
Truist Financial Corp.	2,909,012	111,531,520
U.S. Bancorp	3,452,231	139,262,999
Wells Fargo & Co.	7,286,886	517,441,775
		3,566,493,894

Capital Goods 5.8%
3M Co.	1,201,245	166,864,943
A.O. Smith Corp.	264,274	17,933,634
Allegion PLC	192,840	26,843,328
AMETEK, Inc.	513,889	87,145,297
Axon Enterprise, Inc. *	160,346	98,340,202
Boeing Co. *	1,662,433	304,624,223
Builders FirstSource, Inc. *	253,939	30,378,723
Carrier Global Corp.	1,791,948	112,068,428
Caterpillar, Inc.	1,058,906	327,487,859
Cummins, Inc.	304,386	89,440,782
Deere & Co.	561,493	260,285,695
Dover Corp.	303,983	51,874,699
Eaton Corp. PLC	876,268	257,947,011
Emerson Electric Co.	1,250,508	131,440,896
Fastenal Co.	1,270,730	102,891,008
Fortive Corp.	754,239	52,562,916
GE Vernova, Inc.	610,559	226,407,488
Generac Holdings, Inc. *	131,567	15,048,633
General Dynamics Corp.	562,207	152,987,769
General Electric Co.	2,377,983	479,258,694
Honeywell International, Inc.	1,440,860	303,301,030
Howmet Aerospace, Inc.	895,243	124,062,775
Hubbell, Inc., Class B	118,408	43,003,417
Huntington Ingalls Industries, Inc.	87,528	20,161,200
IDEX Corp.	167,261	29,098,396
Illinois Tool Works, Inc.	592,463	142,137,798
Ingersoll Rand, Inc.	894,498	67,471,984
Johnson Controls International PLC	1,464,339	122,858,042
L3Harris Technologies, Inc.	418,131	91,997,183
Lennox International, Inc.	70,540	38,567,745
Lockheed Martin Corp.	463,675	221,520,731
Masco Corp.	468,372	28,388,027
Nordson Corp.	120,513	22,845,649
Northrop Grumman Corp.	301,478	146,669,047
Otis Worldwide Corp.	880,396	84,755,723
PACCAR, Inc.	1,160,354	104,675,534
Parker-Hannifin Corp.	285,292	172,618,778
Pentair PLC	363,358	32,967,471
SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Services, Inc.	327,277	95,790,705
Rockwell Automation, Inc.	249,421	61,776,593
RTX Corp.	2,951,451	372,266,515
Snap-on, Inc.	115,744	36,321,625
Stanley Black & Decker, Inc.	339,357	20,368,207
Textron, Inc.	402,368	28,314,636
Trane Technologies PLC	496,939	190,481,688
TransDigm Group, Inc.	124,172	175,463,728
United Rentals, Inc.	144,233	91,075,928
Westinghouse Air Brake Technologies Corp.	379,496	70,108,091
WW Grainger, Inc.	98,161	100,547,294
Xylem, Inc.	538,967	64,983,251
		6,096,431,019

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	901,812	271,084,687
Broadridge Financial Solutions, Inc.	258,382	62,631,797
Cintas Corp.	759,978	160,872,143
Copart, Inc. *	1,943,872	118,634,508
Dayforce, Inc. *	354,958	20,541,420
Equifax, Inc.	274,751	71,470,978
Jacobs Solutions, Inc.	270,993	33,548,934
Leidos Holdings, Inc.	289,885	42,665,274
Paychex, Inc.	709,569	104,391,791
Paycom Software, Inc.	104,024	23,549,993
Republic Services, Inc., Class A	450,165	112,878,874
Rollins, Inc.	622,233	35,548,171
Veralto Corp.	547,819	52,535,842
Verisk Analytics, Inc., Class A	313,106	92,814,012
Waste Management, Inc.	809,612	188,931,056
		1,392,099,480

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	20,897,489	3,853,914,921
AutoZone, Inc. *	37,193	139,942,382
Best Buy Co., Inc.	430,461	28,707,444
CarMax, Inc. *	338,386	21,883,423
eBay, Inc.	1,058,996	72,181,167
Genuine Parts Co.	307,006	36,088,555
Home Depot, Inc.	2,200,895	793,400,639
LKQ Corp.	572,572	21,877,976
Lowe's Cos., Inc.	1,251,323	279,745,770
O'Reilly Automotive, Inc. *	127,302	180,157,791
Pool Corp.	84,967	24,907,226
Ross Stores, Inc.	732,190	101,774,410
TJX Cos., Inc.	2,490,684	320,501,217
Tractor Supply Co.	1,188,242	60,148,810
Ulta Beauty, Inc. *	102,450	40,533,318
Williams-Sonoma, Inc.	271,638	41,959,922
		6,017,724,971

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	334,237	37,043,487
DR Horton, Inc.	630,573	79,666,593
Garmin Ltd.	341,700	63,853,479
Hasbro, Inc.	290,634	17,990,244
Lennar Corp., Class A	515,834	56,024,731
Lululemon Athletica, Inc. *	247,518	67,020,449
Mohawk Industries, Inc. *	116,943	12,436,888
NIKE, Inc., Class B	2,617,153	147,607,429
NVR, Inc. *	6,601	47,037,076
PulteGroup, Inc.	451,225	46,286,660
Ralph Lauren Corp., Class A	89,327	20,094,109
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	457,007	32,287,544
		627,348,689

Consumer Services 2.1%
Airbnb, Inc., Class A *	958,349	116,841,910
Booking Holdings, Inc.	73,330	373,930,202
Caesars Entertainment, Inc. *	470,484	12,731,297
Carnival Corp. *	2,327,437	42,685,195
Chipotle Mexican Grill, Inc., Class A *	3,002,929	151,707,973
Darden Restaurants, Inc.	258,452	51,855,809
Domino's Pizza, Inc.	76,309	37,419,644
DoorDash, Inc., Class A *	751,247	144,908,034
Expedia Group, Inc.	273,265	42,883,477
Hilton Worldwide Holdings, Inc.	532,381	120,041,268
Las Vegas Sands Corp.	765,145	28,057,867
Marriott International, Inc., Class A	506,146	120,756,313
McDonald's Corp.	1,587,743	507,522,050
MGM Resorts International *	489,331	15,394,353
Norwegian Cruise Line Holdings Ltd. *	962,286	15,425,445
Royal Caribbean Cruises Ltd.	549,807	118,159,022
Starbucks Corp.	2,519,504	201,686,295
Wynn Resorts Ltd.	197,922	15,895,116
Yum! Brands, Inc.	618,616	93,064,591
		2,210,965,861

Consumer Staples Distribution & Retail 2.2%
Costco Wholesale Corp.	983,502	978,092,739
Dollar General Corp.	488,957	45,810,381
Dollar Tree, Inc. *	446,266	36,491,171
Kroger Co.	1,476,559	106,622,325
Sysco Corp.	1,082,661	77,301,995
Target Corp.	1,012,503	97,909,040
Walgreens Boots Alliance, Inc.	1,607,212	17,631,116
Walmart, Inc.	9,611,334	934,702,232
		2,294,560,999

Energy 3.2%
APA Corp.	819,541	12,735,667
Baker Hughes Co., Class A	2,194,867	77,698,292
Chevron Corp.	3,702,920	503,819,295
ConocoPhillips	2,828,320	252,059,878
Coterra Energy, Inc.	1,631,081	40,059,349
Devon Energy Corp.	1,460,984	44,428,523
Diamondback Energy, Inc.	412,760	54,488,448
EOG Resources, Inc.	1,244,736	137,331,723
EQT Corp.	1,320,299	65,275,583
Expand Energy Corp.	468,025	48,627,798
Exxon Mobil Corp.	9,644,505	1,018,749,063
Halliburton Co.	1,917,046	37,995,852
Hess Corp.	611,570	78,923,108
Kinder Morgan, Inc.	4,278,599	112,527,154
Marathon Petroleum Corp.	702,124	96,478,859
Occidental Petroleum Corp.	1,496,438	58,974,622
ONEOK, Inc.	1,376,614	113,102,606
Phillips 66	912,624	94,967,653
Schlumberger NV	3,106,193	103,280,917
Targa Resources Corp.	484,372	82,779,175
Texas Pacific Land Corp.	41,717	53,767,790
Valero Energy Corp.	701,275	81,411,015
Williams Cos., Inc.	2,698,406	158,045,639
		3,327,528,009

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	341,046	24,780,402
American Tower Corp.	1,034,255	233,131,420
AvalonBay Communities, Inc.	313,423	65,812,562
BXP, Inc.	321,794	20,507,932
Camden Property Trust	235,270	26,773,726
Crown Castle, Inc.	963,689	101,919,749
Digital Realty Trust, Inc.	702,281	112,744,192
Equinix, Inc.	215,649	185,619,877
Equity Residential	755,583	53,087,262
Essex Property Trust, Inc.	142,870	39,882,161
Extra Space Storage, Inc.	469,670	68,816,048
Federal Realty Investment Trust	173,095	16,274,392
Healthpeak Properties, Inc.	1,543,230	27,531,223
Host Hotels & Resorts, Inc.	1,553,392	21,933,895
Invitation Homes, Inc.	1,266,107	43,288,198
Iron Mountain, Inc.	652,629	58,521,242
Kimco Realty Corp.	1,515,739	30,284,465
Mid-America Apartment Communities, Inc.	260,256	41,549,870
Prologis, Inc.	2,055,273	210,048,901
Public Storage	349,208	104,912,559
Realty Income Corp.	1,939,600	112,225,256
Regency Centers Corp.	361,240	26,074,303
SBA Communications Corp., Class A	238,763	58,114,914
Simon Property Group, Inc.	678,060	106,713,083
UDR, Inc.	660,883	27,677,780
Ventas, Inc.	965,016	67,628,321
VICI Properties, Inc., Class A	2,340,959	74,957,507
Welltower, Inc.	1,348,843	205,819,953
Weyerhaeuser Co.	1,603,623	41,549,872
		2,208,181,065

Financial Services 8.7%
American Express Co.	1,229,658	327,593,188
Ameriprise Financial, Inc.	212,617	100,146,859
Apollo Global Management, Inc.	988,315	134,885,231
Bank of New York Mellon Corp.	1,592,753	128,073,269
Berkshire Hathaway, Inc., Class B *	4,061,084	2,165,573,043
Blackrock, Inc.	322,597	294,937,533
Blackstone, Inc.	1,621,655	213,588,180
Capital One Financial Corp.	843,262	152,006,408
Cboe Global Markets, Inc.	231,045	51,245,781
Charles Schwab Corp. (a)	3,752,646	305,465,384
CME Group, Inc.	798,761	221,320,698
Corpay, Inc. *	154,081	50,133,335
Discover Financial Services	555,672	101,504,604
FactSet Research Systems, Inc.	84,417	36,486,716
Fidelity National Information Services, Inc.	1,170,641	92,340,162
Fiserv, Inc. *	1,261,001	232,742,955
Franklin Resources, Inc.	680,431	12,764,886
Global Payments, Inc.	547,489	41,778,886
Goldman Sachs Group, Inc.	691,354	378,550,883
Intercontinental Exchange, Inc.	1,271,587	213,588,468
Invesco Ltd.	1,004,598	13,994,050
Jack Henry & Associates, Inc.	159,936	27,737,701
KKR & Co., Inc.	1,495,650	170,907,926
MarketAxess Holdings, Inc.	83,765	18,561,486
Mastercard, Inc., Class A	1,804,387	988,912,339
Moody's Corp.	343,120	155,474,534
Morgan Stanley	2,741,561	316,430,971
MSCI, Inc., Class A	172,449	94,003,674
Nasdaq, Inc.	917,761	69,942,566
Northern Trust Corp.	436,545	41,026,499
PayPal Holdings, Inc. *	2,193,393	144,412,995
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Raymond James Financial, Inc.	408,734	56,012,907
S&P Global, Inc.	697,914	348,991,896
State Street Corp.	638,370	56,240,397
Synchrony Financial	862,921	44,828,746
T. Rowe Price Group, Inc.	492,628	43,622,209
Visa, Inc., Class A	3,818,280	1,319,215,740
		9,165,043,105

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	3,751,278	221,888,094
Archer-Daniels-Midland Co.	1,060,975	50,661,556
Brown-Forman Corp., Class B	405,022	14,110,967
Bunge Global SA	295,260	23,242,867
Campbell's Co.	440,063	16,044,697
Coca-Cola Co.	8,578,359	622,359,945
Conagra Brands, Inc.	1,048,209	25,901,244
Constellation Brands, Inc., Class A	343,872	64,489,755
General Mills, Inc.	1,218,310	69,126,909
Hershey Co.	326,362	54,564,463
Hormel Foods Corp.	652,341	19,504,996
J.M. Smucker Co.	234,290	27,240,898
Kellanova	598,212	49,514,007
Keurig Dr. Pepper, Inc.	2,650,273	91,672,943
Kraft Heinz Co.	1,928,093	56,107,506
Lamb Weston Holdings, Inc.	314,717	16,620,205
McCormick & Co., Inc. - Non Voting Shares	557,386	42,729,211
Molson Coors Beverage Co., Class B	383,430	22,058,728
Mondelez International, Inc., Class A	2,863,873	195,115,668
Monster Beverage Corp. *	1,554,576	93,461,109
PepsiCo, Inc.	3,038,695	411,986,268
Philip Morris International, Inc.	3,444,941	590,325,090
Tyson Foods, Inc., Class A	637,469	39,038,602
		2,817,765,728

Health Care Equipment & Services 4.6%
Abbott Laboratories	3,842,858	502,453,684
Align Technology, Inc. *	154,718	26,812,629
Baxter International, Inc.	1,139,032	35,503,627
Becton Dickinson & Co.	636,835	131,882,160
Boston Scientific Corp. *	3,265,411	335,912,830
Cardinal Health, Inc.	534,850	75,568,957
Cencora, Inc.	382,958	112,080,318
Centene Corp. *	1,095,128	65,543,411
Cigna Group	606,134	206,109,805
Cooper Cos., Inc. *	445,037	36,346,172
CVS Health Corp.	2,795,131	186,463,189
DaVita, Inc. *	98,088	13,884,356
Dexcom, Inc. *	863,344	61,625,495
Edwards Lifesciences Corp. *	1,306,722	98,644,444
Elevance Health, Inc.	513,268	215,870,255
GE HealthCare Technologies, Inc.	1,013,878	71,306,040
HCA Healthcare, Inc.	396,350	136,772,458
Henry Schein, Inc. *	275,355	17,889,814
Hologic, Inc. *	496,225	28,880,295
Humana, Inc.	266,366	69,851,820
IDEXX Laboratories, Inc. *	181,738	78,628,946
Insulet Corp. *	154,998	39,104,445
Intuitive Surgical, Inc. *	790,209	407,589,802
Labcorp Holdings, Inc.	184,911	44,565,400
McKesson Corp.	277,672	197,921,825
Medtronic PLC	2,843,333	241,000,905
Molina Healthcare, Inc. *	122,531	40,068,862
Quest Diagnostics, Inc.	245,092	43,680,296
ResMed, Inc.	324,364	76,741,279
Solventum Corp. *	308,403	20,391,606
SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS PLC	217,363	48,850,161
Stryker Corp.	761,127	284,600,608
UnitedHealth Group, Inc.	2,038,981	838,918,343
Universal Health Services, Inc., Class B	130,149	23,045,483
Zimmer Biomet Holdings, Inc.	439,250	45,264,713
		4,859,774,433

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	546,554	54,294,674
Clorox Co.	271,960	38,699,908
Colgate-Palmolive Co.	1,798,039	165,761,216
Estee Lauder Cos., Inc., Class A	516,097	30,945,176
Kenvue, Inc.	4,249,614	100,290,891
Kimberly-Clark Corp.	736,018	96,992,452
Procter & Gamble Co.	5,195,253	844,592,280
		1,331,576,597

Insurance 2.3%
Aflac, Inc.	1,096,976	119,219,352
Allstate Corp.	588,023	116,657,883
American International Group, Inc.	1,313,842	107,104,400
Aon PLC, Class A	478,643	169,817,750
Arch Capital Group Ltd.	830,550	75,314,274
Arthur J Gallagher & Co.	562,912	180,520,249
Assurant, Inc.	114,807	22,127,901
Brown & Brown, Inc.	527,363	58,326,348
Chubb Ltd.	826,368	236,407,357
Cincinnati Financial Corp.	346,344	48,214,548
Erie Indemnity Co., Class A	55,623	19,947,520
Everest Group Ltd.	95,671	34,329,625
Globe Life, Inc.	187,299	23,101,459
Hartford Insurance Group, Inc.	638,465	78,320,502
Loews Corp.	390,165	33,878,027
Marsh & McLennan Cos., Inc.	1,088,916	245,517,890
MetLife, Inc.	1,284,787	96,834,396
Principal Financial Group, Inc.	466,320	34,577,628
Progressive Corp.	1,297,925	365,677,389
Prudential Financial, Inc.	781,756	80,294,159
Travelers Cos., Inc.	502,336	132,682,008
W.R. Berkley Corp.	666,479	47,779,879
Willis Towers Watson PLC	220,407	67,841,275
		2,394,491,819

Materials 2.0%
Air Products & Chemicals, Inc.	493,039	133,657,942
Albemarle Corp.	260,072	15,227,216
Amcor PLC	5,062,302	46,573,178
Avery Dennison Corp.	177,446	30,362,785
Ball Corp.	660,332	34,297,644
CF Industries Holdings, Inc.	384,199	30,109,676
Corteva, Inc.	1,520,420	94,250,836
Dow, Inc.	1,568,518	47,980,966
DuPont de Nemours, Inc.	928,814	61,292,436
Eastman Chemical Co.	253,052	19,485,004
Ecolab, Inc.	559,231	140,607,450
Freeport-McMoRan, Inc.	3,180,639	114,598,423
International Flavors & Fragrances, Inc.	564,256	44,271,526
International Paper Co.	1,166,674	53,293,668
Linde PLC	1,054,976	478,146,772
LyondellBasell Industries NV, Class A	573,539	33,385,705
Martin Marietta Materials, Inc.	135,126	70,803,321
Mosaic Co.	710,205	21,590,232
Newmont Corp.	2,519,079	132,705,082
Nucor Corp.	519,072	61,961,625
Packaging Corp. of America	198,754	36,890,730
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	514,837	56,045,156
Sherwin-Williams Co.	513,365	181,176,776
Smurfit WestRock PLC	1,093,180	45,935,424
Steel Dynamics, Inc.	312,807	40,574,196
Vulcan Materials Co.	293,661	77,036,090
		2,102,259,859

Media & Entertainment 8.2%
Alphabet, Inc., Class A	12,923,593	2,052,266,568
Alphabet, Inc., Class C	10,474,070	1,685,173,122
Charter Communications, Inc., Class A *	214,472	84,042,998
Comcast Corp., Class A	8,356,892	285,805,706
Electronic Arts, Inc.	527,121	76,479,986
Fox Corp., Class A	750,316	37,358,234
Interpublic Group of Cos., Inc.	827,817	20,794,763
Live Nation Entertainment, Inc. *	346,138	45,845,978
Match Group, Inc.	563,495	16,713,262
Meta Platforms, Inc., Class A	4,851,937	2,663,713,413
Netflix, Inc. *	947,738	1,072,574,049
News Corp., Class A	1,128,457	30,603,754
Omnicom Group, Inc.	432,671	32,952,223
Paramount Global, Class B (b)	1,302,382	15,289,965
Take-Two Interactive Software, Inc. *	364,888	85,135,668
TKO Group Holdings, Inc.	146,901	23,931,642
Walt Disney Co.	4,005,337	364,285,400
Warner Bros Discovery, Inc. *	4,924,183	42,692,667
		8,635,659,398

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
AbbVie, Inc.	3,911,320	763,098,532
Agilent Technologies, Inc.	634,405	68,261,978
Amgen, Inc.	1,190,231	346,262,003
Biogen, Inc. *	324,005	39,230,525
Bio-Techne Corp.	350,054	17,625,219
Bristol-Myers Squibb Co.	4,500,379	225,919,026
Charles River Laboratories International, Inc. *	114,455	13,576,652
Danaher Corp.	1,418,460	282,741,632
Eli Lilly & Co.	1,745,742	1,569,334,771
Gilead Sciences, Inc.	2,761,402	294,199,769
Incyte Corp. *	351,924	22,051,558
IQVIA Holdings, Inc. *	372,366	57,742,796
Johnson & Johnson	5,334,315	833,806,778
Merck & Co., Inc.	5,604,661	477,517,117
Mettler-Toledo International, Inc. *	46,502	49,783,646
Moderna, Inc. *	744,621	21,251,483
Pfizer, Inc.	12,558,045	306,541,879
Regeneron Pharmaceuticals, Inc.	232,986	139,502,697
Revvity, Inc.	267,698	25,011,024
Thermo Fisher Scientific, Inc.	847,467	363,563,343
Vertex Pharmaceuticals, Inc. *	569,076	289,944,222
Viatris, Inc.	2,625,765	22,108,941
Waters Corp. *	132,091	45,932,003
West Pharmaceutical Services, Inc.	159,871	33,779,144
Zoetis, Inc.	992,128	155,168,819
		6,463,955,557

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	656,762	80,243,181
CoStar Group, Inc. *	930,754	69,034,024
		149,277,205

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc. *	3,590,331	349,518,723
Analog Devices, Inc.	1,100,280	214,466,578
Applied Materials, Inc.	1,801,496	271,503,462
Broadcom, Inc.	10,385,304	1,998,859,461
Enphase Energy, Inc. *	289,226	12,896,587
First Solar, Inc. *	235,277	29,602,552
Intel Corp.	9,593,547	192,830,295
KLA Corp.	294,105	206,664,642
Lam Research Corp.	2,841,150	203,625,221
Microchip Technology, Inc.	1,198,053	55,206,282
Micron Technology, Inc.	2,465,386	189,711,453
Monolithic Power Systems, Inc.	105,588	62,624,243
NVIDIA Corp.	54,260,036	5,910,003,121
NXP Semiconductors NV	563,602	103,877,485
ON Semiconductor Corp. *	940,732	37,347,060
QUALCOMM, Inc.	2,450,453	363,794,252
Skyworks Solutions, Inc.	358,119	23,019,889
Teradyne, Inc.	361,657	26,838,566
Texas Instruments, Inc.	2,016,933	322,810,127
		10,575,199,999

Software & Services 11.6%
Accenture PLC, Class A	1,385,813	414,565,959
Adobe, Inc. *	964,470	361,656,961
Akamai Technologies, Inc. *	332,440	26,788,015
ANSYS, Inc. *	194,466	62,594,716
Autodesk, Inc. *	477,310	130,902,268
Cadence Design Systems, Inc. *	606,773	180,660,593
Cognizant Technology Solutions Corp., Class A	1,098,017	80,781,111
Crowdstrike Holdings, Inc., Class A *	545,727	234,045,939
EPAM Systems, Inc. *	126,051	19,778,662
Fair Isaac Corp. *	54,125	107,691,430
Fortinet, Inc. *	1,408,305	146,125,727
Gartner, Inc. *	169,618	71,422,747
Gen Digital, Inc.	1,192,130	30,840,403
GoDaddy, Inc., Class A *	312,455	58,844,650
International Business Machines Corp.	2,048,643	495,402,850
Intuit, Inc.	620,184	389,146,854
Microsoft Corp.	16,470,728	6,510,219,949
Oracle Corp.	3,594,222	505,778,920
Palantir Technologies, Inc., Class A *	4,541,569	537,903,432
Palo Alto Networks, Inc. *	1,467,853	274,385,761
PTC, Inc. *	265,972	41,217,681
Roper Technologies, Inc.	237,409	132,968,033
Salesforce, Inc.	2,120,329	569,753,606
ServiceNow, Inc. *	456,414	435,879,934
Synopsys, Inc. *	342,657	157,282,990
Tyler Technologies, Inc. *	94,703	51,452,140
VeriSign, Inc. *	179,468	50,631,512
Workday, Inc., Class A *	473,631	116,039,595
		12,194,762,438

Technology Hardware & Equipment 8.5%
Amphenol Corp., Class A	2,681,026	206,304,951
Apple, Inc.	33,282,900	7,072,616,250
Arista Networks, Inc. *	2,292,069	188,568,517
CDW Corp.	295,465	47,439,860
Cisco Systems, Inc.	8,824,197	509,420,893
Corning, Inc.	1,709,371	75,861,885
Dell Technologies, Inc., Class C	689,045	63,226,769
F5, Inc. *	128,513	34,022,532
Hewlett Packard Enterprise Co.	2,901,366	47,060,157
HP, Inc.	2,073,057	53,008,067
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jabil, Inc.	241,926	35,456,675
Juniper Networks, Inc.	740,265	26,886,425
Keysight Technologies, Inc. *	384,686	55,933,344
Motorola Solutions, Inc.	370,280	163,067,609
NetApp, Inc.	451,402	40,513,329
Seagate Technology Holdings PLC	469,127	42,704,631
Super Micro Computer, Inc. *	1,113,491	35,475,823
TE Connectivity PLC	662,385	96,959,916
Teledyne Technologies, Inc. *	103,126	48,059,810
Trimble, Inc. *	547,251	34,006,177
Western Digital Corp. *	773,403	33,921,456
Zebra Technologies Corp., Class A *	113,795	28,485,164
		8,939,000,240

Telecommunication Services 1.1%
AT&T, Inc.	15,903,980	440,540,246
T-Mobile U.S., Inc.	1,062,725	262,439,939
Verizon Communications, Inc.	9,327,019	410,948,457
		1,113,928,642

Transportation 1.4%
CH Robinson Worldwide, Inc.	261,130	23,298,019
CSX Corp.	4,277,006	120,055,559
Delta Air Lines, Inc.	1,423,108	59,243,986
Expeditors International of Washington, Inc.	311,692	34,258,068
FedEx Corp.	491,991	103,480,467
JB Hunt Transport Services, Inc.	177,699	23,203,935
Norfolk Southern Corp.	501,467	112,353,681
Old Dominion Freight Line, Inc.	415,723	63,722,022
Southwest Airlines Co.	1,314,996	36,767,288
Uber Technologies, Inc. *	4,628,408	374,947,332
Union Pacific Corp.	1,338,856	288,737,685
United Airlines Holdings, Inc. *	730,311	50,260,003
United Parcel Service, Inc., Class B	1,622,298	154,604,999
		1,444,933,044

Utilities 2.5%
AES Corp.	1,569,923	15,699,230
Alliant Energy Corp.	571,909	34,909,325
Ameren Corp.	597,865	59,332,123
American Electric Power Co., Inc.	1,181,953	128,052,788
American Water Works Co., Inc.	431,747	63,471,127
Atmos Energy Corp.	350,725	56,336,957
CenterPoint Energy, Inc.	1,441,183	55,889,077
CMS Energy Corp.	662,087	48,762,708
Consolidated Edison, Inc.	768,856	86,688,514
Constellation Energy Corp.	692,923	154,826,715
Dominion Energy, Inc.	1,866,006	101,473,406
DTE Energy Co.	458,167	62,768,879
Duke Energy Corp.	1,719,305	209,789,596
Edison International	853,844	45,689,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Entergy Corp.	948,985	78,927,082
Evergy, Inc.	509,203	35,185,927
Eversource Energy	815,801	48,523,844
Exelon Corp.	2,231,111	104,639,106
FirstEnergy Corp.	1,131,081	48,500,753
NextEra Energy, Inc.	4,556,170	304,716,650
NiSource, Inc.	1,035,703	40,506,344
NRG Energy, Inc.	447,150	48,998,697
PG&E Corp.	4,853,788	80,184,578
Pinnacle West Capital Corp.	252,067	23,991,737
PPL Corp.	1,641,420	59,911,830
Public Service Enterprise Group, Inc.	1,105,950	88,398,584
Sempra	1,400,119	103,986,838
Southern Co.	2,427,597	223,071,888
Vistra Corp.	754,661	97,826,705
WEC Energy Group, Inc.	704,129	77,116,208
Xcel Energy, Inc.	1,275,219	90,157,983
		2,678,334,391
Total Common Stocks (Cost $44,912,687,918)		104,572,083,241

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (c)(d)	4,744,572	4,744,572
Total Short-Term Investments (Cost $4,744,572)		4,744,572
Total Investments in Securities (Cost $44,917,432,490)		104,576,827,813

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/20/25	1,371	382,988,850	18,811,384

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,641,773.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/25	BALANCE OF SHARES HELD AT 4/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$225,922,626	$46,320,697	($420,204 )	($76,281 )	$33,718,546	$305,465,384	3,752,646	$1,808,516
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$104,572,083,241	$—	$—	$104,572,083,241
Short-Term Investments[1]	4,744,572	—	—	4,744,572
Futures Contracts[2]	18,811,384	—	—	18,811,384
Total	$104,595,639,197	$—	$—	$104,595,639,197

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $159,648,440)		$305,465,384
Investments in securities, at value - unaffiliated issuers (cost $44,757,784,050) including securities on loan of $4,641,773		104,271,362,429
Cash		298,225,414
Deposit with broker for futures contracts		39,093,410
Receivables:
Fund shares sold		64,914,314
Dividends		58,635,854
Variation margin on future contracts		229,726
Income from securities on loan	+	4,344
Total assets		105,037,930,875

Liabilities
Collateral held for securities on loan		4,744,572
Payables:
Fund shares redeemed		47,473,562
Investments bought		16,899,342
Investment adviser fees	+	1,658,744
Total liabilities		70,776,220
Net assets		$104,967,154,655

Net Assets by Source
Capital received from investors		$45,979,255,676
Total distributable earnings	+	58,987,898,979
Net assets		$104,967,154,655

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$104,967,154,655		1,223,076,570		$85.82

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2024 through April 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $173,680)		$725,520,210
Other Interest		3,937,149
Dividends received from securities - affiliated issuers		1,808,516
Securities on loan, net	+	20,371
Total investment income		731,286,246

Expenses
Investment adviser fees		10,771,824
Total expenses	–	10,771,824
Net investment income		720,514,422

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(76,281)
Net realized losses on sales of securities - unaffiliated issuers		(171,645,521)
Net realized losses on futures contracts	+	(36,840,077)
Net realized losses		(208,561,879)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		33,718,546
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(2,566,787,890)
Net change in unrealized appreciation (depreciation) on futures contracts	+	27,062,589
Net change in unrealized appreciation (depreciation)	+	(2,506,006,755)
Net realized and unrealized losses		(2,714,568,634)
Decrease in net assets resulting from operations		($1,994,054,212 )
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/24-4/30/25		11/1/23-10/31/24
Net investment income		$720,514,422	$1,282,136,668
Net realized losses		(208,561,879)	(132,774,728)
Net change in unrealized appreciation (depreciation)	+	(2,506,006,755)	26,189,344,946
Increase (decrease) in net assets resulting from operations		($1,994,054,212 )	$27,338,706,886

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,322,087,859 )	($1,135,808,670 )

TRANSACTIONS IN FUND SHARES
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		139,934,607	$12,534,264,364	235,261,245	$18,780,662,028
Shares reinvested		11,550,676	1,072,249,303	13,102,805	923,878,716
Shares redeemed	+	(106,452,856)	(9,463,365,558)	(147,780,023)	(11,829,511,743)
Net transactions in fund shares		45,032,427	$4,143,148,109	100,584,027	$7,875,029,001

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,178,044,143	$104,140,148,617	1,077,460,116	$70,062,221,400
Total increase	+	45,032,427	827,006,038	100,584,027	34,077,927,217
End of period		1,223,076,570	$104,967,154,655	1,178,044,143	$104,140,148,617
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 4/30/25*	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$123.18	$90.46	$84.03	$102.69	$73.73	$68.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.80	1.52	1.41	1.29	1.24	1.38
Net realized and unrealized gains (losses)	(3.03)	32.64	6.34	(18.14)	30.02	5.81
Total from investment operations	(2.23)	34.16	7.75	(16.85)	31.26	7.19
Less distributions:
Distributions from net investment income	(1.55)	(1.44)	(1.32)	(1.23)	(1.42)	(1.29)
Distributions from net realized gains	—	—	—	(0.58)	(0.88)	(0.85)
Total distributions	(1.55)	(1.44)	(1.32)	(1.81)	(2.30)	(2.14)
Net asset value at end of period	$119.40	$123.18	$90.46	$84.03	$102.69	$73.73
Total return	(1.91%)[2]	38.17%	9.35%	(16.73%)	43.16%	10.60%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%	0.05%	0.05%[4]	0.05%	0.05%
Net investment income (loss)	1.30%[3]	1.36%	1.57%	1.40%	1.36%	1.97%
Portfolio turnover rate	1%[2,5]	3%[5]	3%[5]	2%[5]	5%[5]	4%
Net assets, end of period (x 1,000,000)	$16,855	$17,357	$12,811	$11,888	$14,222	$9,774

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.8%
Aptiv PLC *	75,092	4,284,749
Autoliv, Inc.	23,249	2,167,504
BorgWarner, Inc.	70,936	2,013,164
Ford Motor Co.	1,271,517	12,727,885
General Motors Co.	324,335	14,672,915
Gentex Corp.	72,704	1,583,493
Harley-Davidson, Inc.	38,603	865,479
Lear Corp.	17,523	1,502,597
Lucid Group, Inc. *(a)	371,270	931,888
Modine Manufacturing Co. *	17,123	1,397,922
Rivian Automotive, Inc., Class A *	238,626	3,259,631
Tesla, Inc. *	912,642	257,511,067
Thor Industries, Inc.	17,656	1,278,648
		304,196,942

Banks 3.5%
Bank of America Corp.	2,159,477	86,119,943
BOK Financial Corp.	7,325	682,470
Cadence Bank	59,154	1,730,846
Citigroup, Inc.	612,796	41,902,991
Citizens Financial Group, Inc.	143,972	5,311,127
Columbia Banking System, Inc.	70,158	1,572,942
Comerica, Inc.	42,796	2,300,285
Commerce Bancshares, Inc.	39,771	2,415,691
Cullen/Frost Bankers, Inc.	21,274	2,477,783
East West Bancorp, Inc.	45,176	3,864,807
Fifth Third Bancorp	218,842	7,865,181
First Citizens BancShares, Inc., Class A	3,768	6,703,800
First Financial Bankshares, Inc.	41,597	1,393,915
First Horizon Corp.	169,728	3,068,682
FNB Corp.	114,185	1,494,682
Glacier Bancorp, Inc.	36,844	1,501,761
Home BancShares, Inc.	61,763	1,713,923
Huntington Bancshares, Inc.	473,086	6,873,940
JPMorgan Chase & Co.	911,904	223,069,957
KeyCorp	324,197	4,811,083
M&T Bank Corp.	54,042	9,174,170
Old National Bancorp	103,385	2,128,697
Pinnacle Financial Partners, Inc.	25,092	2,515,222
PNC Financial Services Group, Inc.	129,333	20,782,520
Popular, Inc.	22,891	2,184,259
Prosperity Bancshares, Inc.	31,329	2,127,239
Regions Financial Corp.	298,877	6,100,080
SouthState Corp.	31,949	2,772,534
Synovus Financial Corp.	46,085	1,996,402
Truist Financial Corp.	428,621	16,433,329
U.S. Bancorp	510,074	20,576,385
UMB Financial Corp.	22,155	2,095,198
United Bankshares, Inc.	47,188	1,618,077
Webster Financial Corp.	56,336	2,664,693
Wells Fargo & Co.	1,072,620	76,166,746
Western Alliance Bancorp	35,185	2,452,746
Wintrust Financial Corp.	21,559	2,396,714
Zions Bancorp NA	48,872	2,197,774
		583,258,594

Capital Goods 6.4%
3M Co.	177,338	24,634,022
A.O. Smith Corp.	38,646	2,622,518
AAON, Inc.	22,465	2,050,381
SECURITY	NUMBER OF SHARES	VALUE ($)
Acuity, Inc.	9,777	2,381,775
Advanced Drainage Systems, Inc.	22,786	2,585,983
AECOM	43,606	4,301,732
AeroVironment, Inc. *	9,123	1,382,317
AGCO Corp.	19,641	1,666,146
Air Lease Corp., Class A	34,577	1,616,821
Allegion PLC	28,375	3,949,800
Allison Transmission Holdings, Inc.	27,485	2,535,216
AMETEK, Inc.	75,322	12,773,105
API Group Corp. *	78,693	2,976,956
Applied Industrial Technologies, Inc.	12,406	3,018,132
Armstrong World Industries, Inc.	13,979	2,027,235
Axon Enterprise, Inc. *	23,600	14,473,880
AZEK Co., Inc., Class A *	47,628	2,360,444
Boeing Co. *	244,624	44,824,902
Boise Cascade Co.	12,293	1,146,691
Builders FirstSource, Inc. *	37,487	4,484,570
BWX Technologies, Inc.	29,619	3,232,025
Carlisle Cos., Inc.	14,524	5,511,567
Carrier Global Corp.	263,412	16,473,786
Caterpillar, Inc.	155,814	48,188,596
CNH Industrial NV	285,348	3,301,476
Comfort Systems USA, Inc.	11,547	4,590,510
Core & Main, Inc., Class A *	62,879	3,312,466
Crane Co.	16,198	2,607,554
CSW Industrials, Inc.	5,606	1,751,763
Cummins, Inc.	44,765	13,153,748
Curtiss-Wright Corp.	12,232	4,218,694
Deere & Co.	82,605	38,292,374
Donaldson Co., Inc.	39,362	2,587,264
Dover Corp.	44,862	7,655,700
Dycom Industries, Inc. *	9,476	1,587,704
Eaton Corp. PLC	128,888	37,940,761
EMCOR Group, Inc.	14,987	6,005,291
Emerson Electric Co.	183,800	19,319,218
Esab Corp.	18,535	2,226,424
Everus Construction Group, Inc. *	16,477	663,034
Fastenal Co.	187,313	15,166,734
Federal Signal Corp.	19,668	1,601,565
Ferguson Enterprises, Inc.	65,279	11,075,235
Flowserve Corp.	43,269	1,957,057
Fluor Corp. *	56,026	1,954,747
Fortive Corp.	111,866	7,795,942
Fortune Brands Innovations, Inc.	40,928	2,202,745
FTAI Aviation Ltd.	33,386	3,575,974
GATX Corp.	11,668	1,703,061
GE Vernova, Inc.	89,887	33,331,897
Generac Holdings, Inc. *	19,489	2,229,152
General Dynamics Corp.	82,875	22,551,945
General Electric Co.	350,036	70,546,255
Graco, Inc.	54,768	4,469,616
HEICO Corp.	32,436	8,133,651
Hexcel Corp.	25,747	1,247,957
Honeywell International, Inc.	212,067	44,640,103
Howmet Aerospace, Inc.	132,280	18,331,362
Hubbell, Inc., Class B	17,505	6,357,466
Huntington Ingalls Industries, Inc.	12,944	2,981,521
IDEX Corp.	24,938	4,338,464
Illinois Tool Works, Inc.	87,199	20,919,912
Ingersoll Rand, Inc.	131,683	9,932,849
ITT, Inc.	26,878	3,682,824
Johnson Controls International PLC	215,098	18,046,722
L3Harris Technologies, Inc.	61,637	13,561,373
Lennox International, Inc.	10,439	5,707,523
Leonardo DRS, Inc.	23,668	874,769
Lincoln Electric Holdings, Inc.	18,299	3,224,284
Loar Holdings, Inc. *	5,788	547,429
Lockheed Martin Corp.	68,395	32,675,711
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	69,742	4,227,063
MasTec, Inc. *	19,933	2,537,870
Middleby Corp. *	17,136	2,285,086
Moog, Inc., Class A	9,170	1,533,682
Mueller Industries, Inc.	36,368	2,675,230
NEXTracker, Inc., Class A *	46,714	1,897,056
Nordson Corp.	17,591	3,334,726
Northrop Grumman Corp.	44,370	21,586,005
nVent Electric PLC	53,535	2,939,607
Oshkosh Corp.	21,627	1,811,477
Otis Worldwide Corp.	128,949	12,413,920
Owens Corning	27,553	4,006,482
PACCAR, Inc.	171,087	15,433,758
Parker-Hannifin Corp.	42,061	25,449,429
Pentair PLC	53,798	4,881,093
Quanta Services, Inc.	48,120	14,084,243
QXO, Inc.	92,022	1,227,573
RBC Bearings, Inc. *	10,215	3,356,343
Regal Rexnord Corp.	21,589	2,284,980
Rockwell Automation, Inc.	37,002	9,164,655
RTX Corp.	434,450	54,797,178
Sensata Technologies Holding PLC	46,908	1,003,831
Simpson Manufacturing Co., Inc.	13,933	2,141,363
SiteOne Landscape Supply, Inc. *	14,138	1,623,184
Snap-on, Inc.	17,108	5,368,661
SPX Technologies, Inc. *	14,890	1,997,493
Stanley Black & Decker, Inc.	50,513	3,031,790
Textron, Inc.	59,850	4,211,644
Timken Co.	20,293	1,303,825
Toro Co.	33,420	2,281,918
Trane Technologies PLC	73,189	28,054,076
TransDigm Group, Inc.	18,321	25,888,855
Trex Co., Inc. *	34,858	2,015,490
UFP Industries, Inc.	19,682	1,945,566
United Rentals, Inc.	21,243	13,413,892
Valmont Industries, Inc.	6,332	1,856,669
Vertiv Holdings Co., Class A	124,593	10,637,750
Watsco, Inc.	11,333	5,211,367
Watts Water Technologies, Inc., Class A	9,019	1,873,697
WESCO International, Inc.	14,386	2,344,343
Westinghouse Air Brake Technologies Corp.	55,947	10,335,649
WillScot Holdings Corp.	60,282	1,514,284
Woodward, Inc.	19,471	3,652,175
WW Grainger, Inc.	14,463	14,814,596
Xylem, Inc.	79,189	9,547,818
Zurn Elkay Water Solutions Corp.	45,626	1,549,459
		1,085,345,277

Commercial & Professional Services 1.6%
Amentum Holdings, Inc. *	46,942	1,024,274
Automatic Data Processing, Inc.	132,658	39,876,995
Booz Allen Hamilton Holding Corp., Class A	41,341	4,961,747
Broadridge Financial Solutions, Inc.	38,096	9,234,470
CACI International, Inc., Class A *	7,309	3,346,572
Casella Waste Systems, Inc., Class A *	20,149	2,366,500
Cintas Corp.	112,085	23,726,153
Clarivate PLC *	153,234	660,439
Clean Harbors, Inc. *	16,627	3,557,180
Concentrix Corp.	15,290	780,707
Copart, Inc. *	285,795	17,442,069
Dayforce, Inc. *	51,341	2,971,104
Dun & Bradstreet Holdings, Inc.	100,447	901,010
Equifax, Inc.	40,468	10,526,941
ExlService Holdings, Inc. *	52,082	2,524,935
SECURITY	NUMBER OF SHARES	VALUE ($)
Exponent, Inc.	16,733	1,316,552
FTI Consulting, Inc. *	11,804	1,962,769
Genpact Ltd.	52,540	2,640,660
Jacobs Solutions, Inc.	39,854	4,933,925
KBR, Inc.	42,568	2,248,016
Leidos Holdings, Inc.	42,742	6,290,768
Maximus, Inc.	18,664	1,249,741
MSA Safety, Inc.	12,850	2,022,847
Parsons Corp. *	15,099	1,009,519
Paychex, Inc.	104,767	15,413,321
Paycom Software, Inc.	15,421	3,491,160
Paylocity Holding Corp. *	14,139	2,716,102
RB Global, Inc.	59,885	6,030,420
Republic Services, Inc., Class A	66,200	16,599,650
Robert Half, Inc.	33,433	1,481,082
Rollins, Inc.	91,657	5,236,364
Science Applications International Corp.	16,170	1,957,055
SS&C Technologies Holdings, Inc.	70,456	5,326,474
Tetra Tech, Inc.	85,788	2,675,728
TransUnion	63,153	5,239,173
Veralto Corp.	80,861	7,754,570
Verisk Analytics, Inc., Class A	45,943	13,618,884
Waste Management, Inc.	119,066	27,785,242
		262,901,118

Consumer Discretionary Distribution & Retail 5.5%
Abercrombie & Fitch Co., Class A *	16,691	1,158,689
Amazon.com, Inc. *	3,076,084	567,291,411
AutoNation, Inc. *	8,671	1,510,055
AutoZone, Inc. *	5,471	20,585,185
Bath & Body Works, Inc.	71,310	2,175,668
Best Buy Co., Inc.	62,722	4,182,930
Burlington Stores, Inc. *	20,635	4,643,700
CarMax, Inc. *	49,777	3,219,079
Carvana Co., Class A *	38,506	9,408,941
Dick's Sporting Goods, Inc.	18,850	3,538,899
eBay, Inc.	156,064	10,637,322
Etsy, Inc. *	37,369	1,624,804
Floor & Decor Holdings, Inc., Class A *	35,004	2,500,686
GameStop Corp., Class A *	132,496	3,691,338
Gap, Inc.	72,258	1,582,450
Genuine Parts Co.	45,396	5,336,300
Home Depot, Inc.	323,969	116,787,585
Lithia Motors, Inc., Class A	8,693	2,544,963
LKQ Corp.	85,589	3,270,356
Lowe's Cos., Inc.	184,346	41,212,392
Murphy USA, Inc.	5,812	2,897,689
Ollie's Bargain Outlet Holdings, Inc. *	20,340	2,158,277
O'Reilly Automotive, Inc. *	18,743	26,525,094
Penske Automotive Group, Inc.	5,885	916,118
Pool Corp.	12,381	3,629,366
Ross Stores, Inc.	107,753	14,977,667
TJX Cos., Inc.	366,529	47,164,952
Tractor Supply Co.	174,501	8,833,241
Ulta Beauty, Inc. *	15,083	5,967,438
Valvoline, Inc. *	42,059	1,440,941
Williams-Sonoma, Inc.	40,294	6,224,214
		927,637,750

Consumer Durables & Apparel 0.7%
Brunswick Corp.	21,241	978,148
Champion Homes, Inc. *	17,149	1,483,389
Columbia Sportswear Co.	10,384	645,573
Crocs, Inc. *	18,144	1,749,444
Deckers Outdoor Corp. *	49,316	5,465,692
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DR Horton, Inc.	92,851	11,730,795
Garmin Ltd.	50,186	9,378,258
Hasbro, Inc.	43,117	2,668,942
Installed Building Products, Inc.	7,599	1,260,142
KB Home	22,036	1,190,605
Lennar Corp., Class A	79,329	8,615,923
Lululemon Athletica, Inc. *	36,660	9,926,428
Mattel, Inc. *	111,221	1,767,302
Meritage Homes Corp.	23,448	1,597,747
Mohawk Industries, Inc. *	17,002	1,808,163
NIKE, Inc., Class B	384,881	21,707,288
NVR, Inc. *	979	6,976,109
PulteGroup, Inc.	66,014	6,771,716
PVH Corp.	17,822	1,229,362
Ralph Lauren Corp., Class A	13,223	2,974,514
SharkNinja, Inc. *	21,430	1,725,115
Skechers USA, Inc., Class A *	43,337	2,081,043
Somnigroup International, Inc.	62,892	3,840,186
Tapestry, Inc.	67,779	4,788,586
Taylor Morrison Home Corp., Class A *	33,191	1,903,504
Toll Brothers, Inc.	32,815	3,310,049
TopBuild Corp. *	9,524	2,816,818
VF Corp.	107,006	1,271,231
Whirlpool Corp.	17,925	1,367,319
		123,029,391

Consumer Services 2.3%
ADT, Inc.	131,942	1,058,175
Airbnb, Inc., Class A *	141,028	17,194,134
Aramark	85,923	2,872,406
Booking Holdings, Inc.	10,794	55,041,628
Boyd Gaming Corp.	21,968	1,518,868
Bright Horizons Family Solutions, Inc. *	19,073	2,392,136
Caesars Entertainment, Inc. *	70,442	1,906,160
Carnival Corp. *	342,976	6,290,180
Cava Group, Inc. *	26,572	2,456,050
Chipotle Mexican Grill, Inc., Class A *	441,689	22,314,128
Choice Hotels International, Inc.	7,396	932,710
Churchill Downs, Inc.	23,822	2,153,747
Darden Restaurants, Inc.	38,138	7,652,008
Domino's Pizza, Inc.	11,280	5,531,374
DoorDash, Inc., Class A *	110,527	21,319,553
DraftKings, Inc., Class A *	159,683	5,315,847
Duolingo, Inc. *	12,374	4,819,425
Expedia Group, Inc.	39,998	6,276,886
Flutter Entertainment PLC *	58,017	13,981,517
H&R Block, Inc.	43,091	2,601,404
Hilton Worldwide Holdings, Inc.	78,424	17,683,043
Hyatt Hotels Corp., Class A	13,709	1,544,730
Las Vegas Sands Corp.	111,227	4,078,694
Life Time Group Holdings, Inc. *	30,286	928,569
Light & Wonder, Inc. *	28,632	2,444,600
Marriott International, Inc., Class A	74,599	17,797,829
McDonald's Corp.	233,714	74,706,680
MGM Resorts International *	72,183	2,270,877
Norwegian Cruise Line Holdings Ltd. *	143,423	2,299,071
Planet Fitness, Inc., Class A *	27,546	2,605,576
Royal Caribbean Cruises Ltd.	80,879	17,381,706
Service Corp. International	46,753	3,735,565
Starbucks Corp.	370,455	29,654,923
Texas Roadhouse, Inc., Class A	21,694	3,600,336
Vail Resorts, Inc.	12,178	1,695,178
Viking Holdings Ltd. *	29,795	1,222,489
Wingstop, Inc.	9,677	2,553,664
Wyndham Hotels & Resorts, Inc.	25,468	2,172,420
Wynn Resorts Ltd.	29,213	2,346,096
SECURITY	NUMBER OF SHARES	VALUE ($)
Yum! Brands, Inc.	90,937	13,680,562
		388,030,944

Consumer Staples Distribution & Retail 2.2%
Albertsons Cos., Inc., Class A	133,044	2,924,307
BJ's Wholesale Club Holdings, Inc. *	43,118	5,068,952
Casey's General Stores, Inc.	11,981	5,542,291
Costco Wholesale Corp.	144,770	143,973,765
Dollar General Corp.	71,766	6,723,756
Dollar Tree, Inc. *	65,990	5,396,002
Kroger Co.	216,900	15,662,349
Maplebear, Inc. *	51,383	2,049,668
Performance Food Group Co. *	50,666	4,086,720
Sprouts Farmers Market, Inc. *	32,696	5,591,016
Sysco Corp.	159,300	11,374,020
Target Corp.	149,713	14,477,247
U.S. Foods Holding Corp. *	74,560	4,895,610
Walgreens Boots Alliance, Inc.	235,518	2,583,632
Walmart, Inc.	1,414,776	137,586,966
		367,936,301

Energy 3.2%
Antero Midstream Corp.	107,769	1,783,577
Antero Resources Corp. *	94,326	3,285,375
APA Corp.	119,125	1,851,203
Baker Hughes Co., Class A	323,918	11,466,697
ChampionX Corp.	63,418	1,530,276
Cheniere Energy, Inc.	73,074	16,888,132
Chevron Corp.	545,065	74,161,544
Chord Energy Corp.	19,647	1,772,749
Civitas Resources, Inc.	28,633	780,249
ConocoPhillips	415,859	37,061,354
Coterra Energy, Inc.	240,286	5,901,424
Devon Energy Corp.	215,017	6,538,667
Diamondback Energy, Inc.	61,237	8,083,896
DT Midstream, Inc.	32,724	3,180,773
EOG Resources, Inc.	183,173	20,209,477
EQT Corp.	194,058	9,594,228
Expand Energy Corp.	68,515	7,118,709
Exxon Mobil Corp.	1,419,659	149,958,580
Halliburton Co.	284,259	5,634,013
Hess Corp.	90,076	11,624,308
HF Sinclair Corp.	52,612	1,582,043
Kinder Morgan, Inc.	630,189	16,573,971
Marathon Petroleum Corp.	102,884	14,137,290
Matador Resources Co.	36,754	1,453,253
Murphy Oil Corp.	45,784	939,946
Noble Corp. PLC	45,248	983,692
NOV, Inc.	125,792	1,460,445
Occidental Petroleum Corp.	220,796	8,701,570
ONEOK, Inc.	202,003	16,596,567
Ovintiv, Inc.	83,417	2,801,143
Permian Resources Corp., Class A	212,655	2,509,329
Phillips 66	134,603	14,006,788
Range Resources Corp.	79,999	2,714,366
Schlumberger NV	458,101	15,231,858
Targa Resources Corp.	71,028	12,138,685
TechnipFMC PLC	139,982	3,943,293
Texas Pacific Land Corp.	6,176	7,960,061
Valero Energy Corp.	103,146	11,974,219
Weatherford International PLC	23,272	963,461
Williams Cos., Inc.	397,185	23,263,125
		538,360,336

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.3%
Agree Realty Corp.	34,294	2,661,557
Alexandria Real Estate Equities, Inc.	49,794	3,618,032
American Homes 4 Rent, Class A	102,700	3,839,953
American Tower Corp.	152,399	34,352,259
Americold Realty Trust, Inc.	84,882	1,641,618
AvalonBay Communities, Inc.	46,370	9,736,773
Brixmor Property Group, Inc.	98,553	2,454,955
BXP, Inc.	47,347	3,017,424
Camden Property Trust	34,508	3,927,010
Crown Castle, Inc.	142,098	15,028,284
CubeSmart	72,838	2,962,321
Digital Realty Trust, Inc.	102,957	16,528,717
EastGroup Properties, Inc.	17,040	2,784,677
Equinix, Inc.	31,734	27,315,040
Equity LifeStyle Properties, Inc.	62,569	4,053,220
Equity Residential	111,379	7,825,489
Essential Properties Realty Trust, Inc.	62,172	2,000,073
Essex Property Trust, Inc.	20,913	5,837,864
Extra Space Storage, Inc.	69,311	10,155,448
Federal Realty Investment Trust	25,288	2,377,578
First Industrial Realty Trust, Inc.	42,795	2,036,186
Gaming & Leisure Properties, Inc.	90,335	4,323,433
Healthcare Realty Trust, Inc., Class A	113,306	1,759,642
Healthpeak Properties, Inc.	227,794	4,063,845
Host Hotels & Resorts, Inc.	229,147	3,235,556
Invitation Homes, Inc.	185,934	6,357,083
Iron Mountain, Inc.	95,876	8,597,201
Kimco Realty Corp.	223,736	4,470,245
Kite Realty Group Trust	69,722	1,509,481
Lamar Advertising Co., Class A	28,997	3,300,149
Lineage, Inc.	19,172	924,666
Mid-America Apartment Communities, Inc.	37,958	6,059,995
Millrose Properties, Inc., Class A	36,772	920,771
NNN REIT, Inc.	60,688	2,494,884
Omega Healthcare Investors, Inc.	92,164	3,599,004
Prologis, Inc.	302,026	30,867,057
Public Storage	51,529	15,480,857
Realty Income Corp.	285,096	16,495,655
Regency Centers Corp.	53,054	3,829,438
Rexford Industrial Realty, Inc.	74,686	2,472,107
Ryman Hospitality Properties, Inc.	19,484	1,713,618
SBA Communications Corp., Class A	35,122	8,548,695
Simon Property Group, Inc.	100,278	15,781,752
STAG Industrial, Inc.	61,405	2,028,207
Sun Communities, Inc.	38,998	4,852,521
Terreno Realty Corp.	32,271	1,817,825
UDR, Inc.	97,969	4,102,942
Ventas, Inc.	143,043	10,024,453
VICI Properties, Inc., Class A	344,677	11,036,557
Vornado Realty Trust	55,092	1,943,646
Welltower, Inc.	198,694	30,318,717
Weyerhaeuser Co.	237,557	6,155,102
WP Carey, Inc.	72,057	4,499,239
		387,738,821

Financial Services 8.9%
Affiliated Managers Group, Inc.	9,646	1,597,667
Affirm Holdings, Inc. *	82,584	4,109,380
AGNC Investment Corp.	296,602	2,618,996
Ally Financial, Inc.	88,916	2,903,997
American Express Co.	180,979	48,214,615
Ameriprise Financial, Inc.	31,398	14,789,086
Annaly Capital Management, Inc.	189,196	3,708,242
Apollo Global Management, Inc.	145,610	19,872,853
SECURITY	NUMBER OF SHARES	VALUE ($)
ARES Management Corp., Class A	60,762	9,268,028
Bank of New York Mellon Corp.	234,117	18,825,348
Berkshire Hathaway, Inc., Class B *	597,786	318,769,384
Blackrock, Inc.	47,481	43,409,979
Blackstone, Inc.	238,706	31,439,967
Block, Inc. *	182,204	10,653,468
Blue Owl Capital, Inc., Class A	168,273	3,118,099
Capital One Financial Corp.	124,277	22,402,172
Carlyle Group, Inc.	68,752	2,656,577
Cboe Global Markets, Inc.	34,149	7,574,248
Charles Schwab Corp. (b)	552,350	44,961,290
CME Group, Inc.	117,513	32,560,502
Coinbase Global, Inc., Class A *	68,746	13,947,876
Corebridge Financial, Inc.	83,146	2,463,616
Corpay, Inc. *	22,669	7,375,812
Credit Acceptance Corp. *	1,984	967,041
Discover Financial Services	81,941	14,968,162
Enact Holdings, Inc.	7,456	266,850
Equitable Holdings, Inc.	101,240	5,006,318
Essent Group Ltd.	33,690	1,917,972
Evercore, Inc., Class A	11,558	2,372,742
FactSet Research Systems, Inc.	12,441	5,377,249
Fidelity National Information Services, Inc.	172,470	13,604,434
FirstCash Holdings, Inc.	12,765	1,709,999
Fiserv, Inc. *	185,544	34,245,856
Franklin Resources, Inc.	99,212	1,861,217
Global Payments, Inc.	81,042	6,184,315
Goldman Sachs Group, Inc.	101,766	55,721,973
Hamilton Lane, Inc., Class A	14,397	2,224,193
Houlihan Lokey, Inc., Class A	17,473	2,832,024
Interactive Brokers Group, Inc., Class A	35,739	6,141,747
Intercontinental Exchange, Inc.	187,231	31,449,191
Invesco Ltd.	142,368	1,983,186
Jack Henry & Associates, Inc.	23,621	4,096,590
Jackson Financial, Inc., Class A	24,508	1,909,418
Janus Henderson Group PLC	41,519	1,378,846
Jefferies Financial Group, Inc.	53,200	2,486,036
KKR & Co., Inc.	219,958	25,134,601
Lazard, Inc.	36,704	1,427,786
LPL Financial Holdings, Inc.	25,923	8,289,916
MarketAxess Holdings, Inc.	12,381	2,743,506
Mastercard, Inc., Class A	265,603	145,566,380
MGIC Investment Corp.	80,587	2,007,422
Moody's Corp.	50,463	22,865,795
Morgan Stanley	403,384	46,558,581
Morningstar, Inc.	8,804	2,506,675
Mr. Cooper Group, Inc. *	20,775	2,472,433
MSCI, Inc., Class A	25,403	13,847,429
Nasdaq, Inc.	135,235	10,306,259
Northern Trust Corp.	63,871	6,002,597
OneMain Holdings, Inc.	39,470	1,857,853
PayPal Holdings, Inc. *	322,312	21,221,022
PennyMac Financial Services, Inc.	10,352	1,008,699
Radian Group, Inc.	46,021	1,469,911
Raymond James Financial, Inc.	60,441	8,282,835
Rithm Capital Corp.	170,053	1,901,193
Robinhood Markets, Inc., Class A *	231,994	11,393,225
S&P Global, Inc.	102,832	51,421,142
SEI Investments Co.	31,199	2,442,570
Shift4 Payments, Inc., Class A *	22,569	1,846,144
SoFi Technologies, Inc. *	353,918	4,427,514
Starwood Property Trust, Inc.	104,951	2,014,010
State Street Corp.	93,769	8,261,049
Stifel Financial Corp.	33,457	2,866,930
Synchrony Financial	126,980	6,596,611
T. Rowe Price Group, Inc.	72,627	6,431,121
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toast, Inc., Class A *	135,292	4,813,689
Tradeweb Markets, Inc., Class A	37,638	5,205,335
Visa, Inc., Class A	562,046	194,186,893
Voya Financial, Inc.	32,011	1,895,051
WEX, Inc. *	11,417	1,488,434
		1,496,707,172

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	552,735	32,694,275
Archer-Daniels-Midland Co.	156,135	7,455,446
Brown-Forman Corp., Class B	77,802	2,710,622
Bunge Global SA	43,802	3,448,093
Campbell's Co.	64,545	2,353,311
Celsius Holdings, Inc. *	52,286	1,827,919
Coca-Cola Co.	1,262,724	91,610,626
Coca-Cola Consolidated, Inc.	1,922	2,605,867
Conagra Brands, Inc.	154,301	3,812,778
Constellation Brands, Inc., Class A	50,820	9,530,783
Darling Ingredients, Inc. *	51,251	1,649,770
Flowers Foods, Inc.	61,848	1,087,906
Freshpet, Inc. *	15,828	1,163,991
General Mills, Inc.	180,374	10,234,421
Hershey Co.	48,170	8,053,542
Hormel Foods Corp.	96,141	2,874,616
Ingredion, Inc.	20,986	2,787,361
J.M. Smucker Co.	34,892	4,056,893
Kellanova	87,656	7,255,287
Keurig Dr. Pepper, Inc.	389,384	13,468,793
Kraft Heinz Co.	285,054	8,295,071
Lamb Weston Holdings, Inc.	46,319	2,446,106
Lancaster Colony Corp.	6,244	1,016,398
McCormick & Co., Inc. - Non Voting Shares	82,000	6,286,120
Molson Coors Beverage Co., Class B	55,872	3,214,316
Mondelez International, Inc., Class A	422,458	28,782,064
Monster Beverage Corp. *	228,687	13,748,662
PepsiCo, Inc.	447,292	60,643,849
Philip Morris International, Inc.	507,091	86,895,114
Pilgrim's Pride Corp.	13,039	711,669
Post Holdings, Inc. *	14,688	1,662,241
Tyson Foods, Inc., Class A	93,201	5,707,629
		430,091,539

Health Care Equipment & Services 4.5%
Abbott Laboratories	565,664	73,960,568
Acadia Healthcare Co., Inc. *	29,408	688,147
Align Technology, Inc. *	22,839	3,957,999
Baxter International, Inc.	167,577	5,223,375
Becton Dickinson & Co.	93,596	19,382,796
Boston Scientific Corp. *	480,664	49,445,906
Cardinal Health, Inc.	78,828	11,137,608
Cencora, Inc.	56,256	16,464,444
Centene Corp. *	162,292	9,713,176
Chemed Corp.	4,831	2,809,275
Cigna Group	89,374	30,390,735
Cooper Cos., Inc. *	65,533	5,352,080
CorVel Corp. *	8,847	962,200
CVS Health Corp.	411,454	27,448,096
DaVita, Inc. *	14,477	2,049,219
DENTSPLY SIRONA, Inc.	63,908	888,321
Dexcom, Inc. *	127,261	9,083,890
Edwards Lifesciences Corp. *	192,177	14,507,442
Elevance Health, Inc.	75,638	31,811,830
Encompass Health Corp.	32,248	3,772,694
Ensign Group, Inc.	18,467	2,382,058
GE HealthCare Technologies, Inc.	149,269	10,498,089
SECURITY	NUMBER OF SHARES	VALUE ($)
Glaukos Corp. *	17,872	1,684,436
Globus Medical, Inc., Class A *	37,260	2,674,150
HCA Healthcare, Inc.	58,298	20,117,474
HealthEquity, Inc. *	28,099	2,408,646
Henry Schein, Inc. *	41,201	2,676,829
Hologic, Inc. *	73,569	4,281,716
Humana, Inc.	39,375	10,325,700
IDEXX Laboratories, Inc. *	26,694	11,549,159
Inspire Medical Systems, Inc. *	9,863	1,562,102
Insulet Corp. *	23,017	5,806,959
Intuitive Surgical, Inc. *	116,318	59,996,824
Labcorp Holdings, Inc.	27,374	6,597,408
Lantheus Holdings, Inc. *	22,718	2,370,396
Masimo Corp. *	14,475	2,329,896
McKesson Corp.	40,912	29,161,665
Medtronic PLC	418,196	35,446,293
Merit Medical Systems, Inc. *	18,874	1,782,649
Molina Healthcare, Inc. *	18,177	5,944,061
Option Care Health, Inc. *	55,441	1,791,299
PACS Group, Inc. *	12,094	116,465
Penumbra, Inc. *	12,511	3,663,721
Quest Diagnostics, Inc.	36,324	6,473,663
ResMed, Inc.	48,005	11,357,503
Solventum Corp. *	44,625	2,950,605
STERIS PLC	31,807	7,148,305
Stryker Corp.	111,951	41,860,718
Teleflex, Inc.	15,009	2,056,983
Tenet Healthcare Corp. *	30,640	4,379,988
UnitedHealth Group, Inc.	300,135	123,487,544
Universal Health Services, Inc., Class B	18,936	3,352,998
Veeva Systems, Inc., Class A *	48,859	11,417,860
Zimmer Biomet Holdings, Inc.	64,865	6,684,338
		765,388,301

Household & Personal Products 1.2%
BellRing Brands, Inc. *	41,804	3,224,761
Church & Dwight Co., Inc.	80,638	8,010,579
Clorox Co.	40,306	5,735,544
Colgate-Palmolive Co.	264,858	24,417,259
Coty, Inc., Class A *	117,200	591,860
elf Beauty, Inc. *	18,093	1,119,414
Estee Lauder Cos., Inc., Class A	76,121	4,564,215
Kenvue, Inc.	625,264	14,756,230
Kimberly-Clark Corp.	108,432	14,289,169
Procter & Gamble Co.	764,735	124,322,969
Reynolds Consumer Products, Inc.	17,315	398,245
		201,430,245

Insurance 2.4%
Aflac, Inc.	161,235	17,523,020
Allstate Corp.	86,581	17,176,805
American Financial Group, Inc.	23,413	2,965,491
American International Group, Inc.	193,523	15,775,995
Aon PLC, Class A	70,491	25,009,502
Arch Capital Group Ltd.	122,519	11,110,023
Arthur J Gallagher & Co.	82,888	26,581,353
Assurant, Inc.	16,757	3,229,744
Axis Capital Holdings Ltd.	24,471	2,357,047
Brown & Brown, Inc.	77,510	8,572,606
Chubb Ltd.	121,442	34,742,127
Cincinnati Financial Corp.	51,072	7,109,733
CNA Financial Corp.	6,753	325,224
Enstar Group Ltd. *	4,036	1,349,679
Erie Indemnity Co., Class A	8,119	2,911,636
Everest Group Ltd.	14,129	5,069,909
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
F&G Annuities & Life, Inc.	5,666	197,233
Fidelity National Financial, Inc.	84,690	5,424,395
First American Financial Corp.	34,161	2,077,330
Globe Life, Inc.	27,468	3,387,903
Hanover Insurance Group, Inc.	11,702	1,943,702
Hartford Insurance Group, Inc.	93,828	11,509,881
Kinsale Capital Group, Inc.	7,207	3,136,919
Lincoln National Corp.	53,945	1,719,227
Loews Corp.	57,693	5,009,483
Markel Group, Inc. *	4,172	7,587,199
Marsh & McLennan Cos., Inc.	160,174	36,114,432
MetLife, Inc.	188,434	14,202,271
Old Republic International Corp.	77,446	2,911,970
Primerica, Inc.	10,962	2,872,811
Principal Financial Group, Inc.	68,239	5,059,922
Progressive Corp.	191,053	53,827,272
Prudential Financial, Inc.	115,840	11,897,926
Reinsurance Group of America, Inc.	21,350	3,999,069
RenaissanceRe Holdings Ltd.	16,151	3,907,411
RLI Corp.	27,184	2,011,888
Ryan Specialty Holdings, Inc., Class A	34,769	2,277,717
Selective Insurance Group, Inc.	20,045	1,748,525
Travelers Cos., Inc.	74,125	19,578,636
Unum Group	53,287	4,138,268
W.R. Berkley Corp.	98,229	7,042,037
Willis Towers Watson PLC	32,650	10,049,670
		405,442,991

Materials 2.3%
Air Products & Chemicals, Inc.	72,689	19,705,261
Albemarle Corp.	39,176	2,293,755
Alcoa Corp.	84,336	2,068,762
Amcor PLC	743,935	6,844,202
Anglogold Ashanti PLC	138,929	5,857,247
AptarGroup, Inc.	21,944	3,290,503
ATI, Inc. *	46,564	2,532,150
Avery Dennison Corp.	26,243	4,490,440
Axalta Coating Systems Ltd. *	70,587	2,294,077
Balchem Corp.	10,805	1,691,523
Ball Corp.	97,476	5,062,903
Cabot Corp.	17,524	1,376,335
Carpenter Technology Corp.	16,304	3,189,225
Celanese Corp., Class A	35,470	1,578,770
CF Industries Holdings, Inc.	56,633	4,438,328
Cleveland-Cliffs, Inc. *	157,603	1,298,649
Commercial Metals Co.	37,999	1,692,475
Corteva, Inc.	223,833	13,875,408
CRH PLC	221,887	21,172,458
Crown Holdings, Inc.	38,214	3,681,155
Dow, Inc.	228,756	6,997,646
DuPont de Nemours, Inc.	136,229	8,989,752
Eagle Materials, Inc.	10,561	2,390,905
Eastman Chemical Co.	37,642	2,898,434
Ecolab, Inc.	82,367	20,709,535
Element Solutions, Inc.	73,899	1,508,279
FMC Corp.	39,873	1,671,476
Freeport-McMoRan, Inc.	469,823	16,927,723
Graphic Packaging Holding Co.	97,603	2,470,332
International Flavors & Fragrances, Inc.	83,462	6,548,428
International Paper Co.	172,484	7,879,069
Linde PLC	155,291	70,382,540
Louisiana-Pacific Corp.	20,391	1,759,947
LyondellBasell Industries NV, Class A	84,023	4,890,979
Martin Marietta Materials, Inc.	19,925	10,440,301
Mosaic Co.	103,329	3,141,202
NewMarket Corp.	2,468	1,518,560
SECURITY	NUMBER OF SHARES	VALUE ($)
Newmont Corp.	370,735	19,530,320
Nucor Corp.	76,649	9,149,591
Olin Corp.	37,941	820,284
Packaging Corp. of America	29,073	5,396,240
PPG Industries, Inc.	75,244	8,191,062
Reliance, Inc.	17,619	5,078,324
Royal Gold, Inc.	21,236	3,880,030
RPM International, Inc.	42,035	4,487,236
Sealed Air Corp.	47,196	1,300,722
Sherwin-Williams Co.	75,514	26,650,401
Silgan Holdings, Inc.	25,726	1,328,748
Smurfit WestRock PLC	161,248	6,775,641
Sonoco Products Co.	32,711	1,341,151
Steel Dynamics, Inc.	46,071	5,975,869
U.S. Steel Corp.	73,982	3,233,753
Vulcan Materials Co.	43,022	11,285,961
Westlake Corp.	11,382	1,052,038
		395,036,105

Media & Entertainment 7.8%
Alphabet, Inc., Class A	1,902,337	302,091,115
Alphabet, Inc., Class C	1,541,770	248,055,375
Charter Communications, Inc., Class A *	31,510	12,347,509
Comcast Corp., Class A	1,229,259	42,040,658
Electronic Arts, Inc.	77,480	11,241,573
Fox Corp., Class A	111,178	5,535,553
Interpublic Group of Cos., Inc.	121,830	3,060,370
Liberty Broadband Corp., Class C *	36,372	3,287,665
Liberty Media Corp.-Liberty Formula One, Class C *	72,628	6,439,925
Live Nation Entertainment, Inc. *	51,107	6,769,122
Match Group, Inc.	81,156	2,407,087
Meta Platforms, Inc., Class A	714,199	392,095,251
Netflix, Inc. *	139,506	157,881,730
New York Times Co., Class A	52,570	2,736,794
News Corp., Class A	165,399	4,485,621
Nexstar Media Group, Inc., Class A	9,551	1,429,403
Omnicom Group, Inc.	63,674	4,849,412
Paramount Global, Class B (a)	194,111	2,278,863
Pinterest, Inc., Class A *	192,390	4,871,315
Reddit, Inc., Class A *	34,917	4,070,275
ROBLOX Corp., Class A *	177,944	11,931,145
Roku, Inc. *	41,433	2,824,902
Sirius XM Holdings, Inc.	71,833	1,538,663
Snap, Inc., Class A *	349,378	2,781,049
Take-Two Interactive Software, Inc. *	53,701	12,529,517
TKO Group Holdings, Inc.	21,705	3,535,961
Trade Desk, Inc., Class A *	147,667	7,919,381
Walt Disney Co.	589,365	53,602,747
Warner Bros Discovery, Inc. *	731,709	6,343,917
		1,320,981,898

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
AbbVie, Inc.	575,741	112,327,069
Agilent Technologies, Inc.	92,949	10,001,312
Alnylam Pharmaceuticals, Inc. *	42,270	11,127,155
Amgen, Inc.	175,190	50,966,275
Apellis Pharmaceuticals, Inc. *	35,268	677,498
Avantor, Inc. *	221,897	2,882,442
Avidity Biosciences, Inc. *	38,222	1,247,948
Biogen, Inc. *	47,592	5,762,439
BioMarin Pharmaceutical, Inc. *	61,704	3,929,928
Bio-Rad Laboratories, Inc., Class A *	6,235	1,521,839
Bio-Techne Corp.	50,514	2,543,380
Blueprint Medicines Corp. *	20,636	1,846,922
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bridgebio Pharma, Inc. *	49,387	1,894,485
Bristol-Myers Squibb Co.	661,487	33,206,647
Bruker Corp.	35,990	1,441,759
Charles River Laboratories International, Inc. *	16,459	1,952,367
Cytokinetics, Inc. *	38,269	1,639,444
Danaher Corp.	208,725	41,605,154
Elanco Animal Health, Inc. *	155,283	1,472,083
Eli Lilly & Co.	256,971	231,004,080
Exact Sciences Corp. *	60,391	2,756,245
Exelixis, Inc. *	90,809	3,555,172
Gilead Sciences, Inc.	406,449	43,303,076
Halozyme Therapeutics, Inc. *	41,568	2,553,107
Illumina, Inc. *	51,795	4,019,292
Immunovant, Inc. *	25,955	419,173
Incyte Corp. *	52,673	3,300,490
Insmed, Inc. *	58,267	4,195,224
Ionis Pharmaceuticals, Inc. *	51,551	1,583,131
IQVIA Holdings, Inc. *	54,771	8,493,339
Jazz Pharmaceuticals PLC *	19,849	2,321,539
Johnson & Johnson	785,205	122,735,394
Krystal Biotech, Inc. *	8,261	1,403,379
Madrigal Pharmaceuticals, Inc. *	5,537	1,848,860
Medpace Holdings, Inc. *	8,086	2,493,642
Merck & Co., Inc.	824,999	70,289,915
Mettler-Toledo International, Inc. *	6,854	7,337,687
Moderna, Inc. *	110,385	3,150,388
Natera, Inc. *	43,026	6,493,914
Neurocrine Biosciences, Inc. *	32,504	3,500,356
Nuvalent, Inc., Class A *	12,202	936,503
Organon & Co.	83,300	1,077,069
Pfizer, Inc.	1,848,195	45,114,440
Regeneron Pharmaceuticals, Inc.	34,281	20,526,092
Repligen Corp. *	17,121	2,362,527
Revolution Medicines, Inc. *	57,345	2,315,591
Revvity, Inc.	40,139	3,750,187
Roivant Sciences Ltd. *	134,218	1,559,613
Royalty Pharma PLC, Class A	121,656	3,992,750
Sarepta Therapeutics, Inc. *	31,709	1,978,642
Summit Therapeutics, Inc. *	45,071	1,087,112
Thermo Fisher Scientific, Inc.	124,746	53,516,034
Ultragenyx Pharmaceutical, Inc. *	30,112	1,173,766
United Therapeutics Corp. *	14,515	4,399,351
Vaxcyte, Inc. *	37,446	1,342,065
Vertex Pharmaceuticals, Inc. *	83,868	42,730,746
Viatris, Inc.	383,123	3,225,896
Viking Therapeutics, Inc. *	36,221	1,045,700
Waters Corp. *	19,362	6,732,748
West Pharmaceutical Services, Inc.	23,826	5,034,196
Zoetis, Inc.	146,024	22,838,154
		1,041,542,731

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	96,168	11,749,806
CoStar Group, Inc. *	137,791	10,219,959
Jones Lang LaSalle, Inc. *	15,496	3,523,945
Zillow Group, Inc., Class C *	52,465	3,532,469
		29,026,179

Semiconductors & Semiconductor Equipment 9.5%
Advanced Micro Devices, Inc. *	528,431	51,442,758
Amkor Technology, Inc.	37,312	651,094
Analog Devices, Inc.	161,924	31,562,226
Applied Materials, Inc.	265,335	39,988,638
Astera Labs, Inc. *	6,538	426,997
Broadcom, Inc.	1,528,704	294,229,659
SECURITY	NUMBER OF SHARES	VALUE ($)
Cirrus Logic, Inc. *	17,283	1,659,859
Enphase Energy, Inc. *	43,484	1,938,952
Entegris, Inc.	49,191	3,891,992
First Solar, Inc. *	34,957	4,398,290
GLOBALFOUNDRIES, Inc. *	27,339	958,779
Intel Corp.	1,412,116	28,383,532
KLA Corp.	43,339	30,453,882
Lam Research Corp.	419,308	30,051,804
Lattice Semiconductor Corp. *	45,112	2,207,330
MACOM Technology Solutions Holdings, Inc. *	18,957	1,966,789
Marvell Technology, Inc.	282,002	16,460,457
Microchip Technology, Inc.	174,848	8,056,996
Micron Technology, Inc.	363,277	27,954,165
MKS Instruments, Inc.	21,823	1,530,665
Monolithic Power Systems, Inc.	15,647	9,280,236
NVIDIA Corp.	7,987,009	869,945,020
NXP Semiconductors NV	83,100	15,316,161
ON Semiconductor Corp. *	138,452	5,496,544
Onto Innovation, Inc. *	16,255	1,982,622
Qorvo, Inc. *	30,796	2,207,149
QUALCOMM, Inc.	360,600	53,534,676
Skyworks Solutions, Inc.	51,869	3,334,139
Teradyne, Inc.	53,214	3,949,011
Texas Instruments, Inc.	297,177	47,563,179
Universal Display Corp.	14,402	1,809,323
		1,592,632,924

Software & Services 11.9%
Accenture PLC, Class A	203,990	61,023,608
ACI Worldwide, Inc. *	33,990	1,813,706
Adobe, Inc. *	141,969	53,235,536
Akamai Technologies, Inc. *	48,276	3,890,080
Amdocs Ltd.	36,266	3,212,442
ANSYS, Inc. *	28,520	9,180,018
Appfolio, Inc., Class A *	7,497	1,548,280
AppLovin Corp., Class A *	72,529	19,532,785
Atlassian Corp., Class A *	53,628	12,243,809
Aurora Innovation, Inc. *	335,894	2,431,873
Autodesk, Inc. *	70,084	19,220,537
Bentley Systems, Inc., Class B	50,027	2,150,661
Bill Holdings, Inc. *	30,358	1,383,414
Box, Inc., Class A *	47,243	1,474,926
Cadence Design Systems, Inc. *	89,368	26,608,428
CCC Intelligent Solutions Holdings, Inc. *	156,839	1,452,329
Cloudflare, Inc., Class A *	100,757	12,169,430
Cognizant Technology Solutions Corp., Class A	161,765	11,901,051
Commvault Systems, Inc. *	14,226	2,377,591
Confluent, Inc., Class A *	84,488	2,011,659
Crowdstrike Holdings, Inc., Class A *	80,330	34,451,127
Datadog, Inc., Class A *	102,057	10,426,143
Docusign, Inc., Class A *	66,102	5,403,839
Dropbox, Inc., Class A *	69,937	1,996,701
Dynatrace, Inc. *	97,210	4,565,954
Elastic NV *	28,183	2,429,375
EPAM Systems, Inc. *	18,597	2,918,055
Fair Isaac Corp. *	7,976	15,869,688
Fortinet, Inc. *	207,472	21,527,295
Gartner, Inc. *	25,018	10,534,579
Gen Digital, Inc.	176,589	4,568,357
Gitlab, Inc., Class A *	39,207	1,829,791
GoDaddy, Inc., Class A *	45,982	8,659,790
Guidewire Software, Inc. *	27,093	5,547,834
HubSpot, Inc. *	17,079	10,443,808
Informatica, Inc., Class A *	27,037	509,107
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
International Business Machines Corp.	301,558	72,922,756
Intuit, Inc.	91,290	57,281,736
Kyndryl Holdings, Inc. *	75,092	2,434,483
Manhattan Associates, Inc. *	19,979	3,544,075
Microsoft Corp.	2,424,470	958,296,012
MicroStrategy, Inc., Class A *	77,715	29,540,249
MongoDB, Inc., Class A *	24,320	4,187,174
Nutanix, Inc., Class A *	81,663	5,610,248
Okta, Inc. *	52,913	5,934,722
Oracle Corp.	529,065	74,450,027
Palantir Technologies, Inc., Class A *	668,513	79,178,680
Palo Alto Networks, Inc. *	215,933	40,364,356
Pegasystems, Inc.	14,430	1,328,714
Procore Technologies, Inc. *	34,438	2,207,131
PTC, Inc. *	38,949	6,035,927
Roper Technologies, Inc.	34,956	19,578,156
Salesforce, Inc.	312,110	83,867,078
Samsara, Inc., Class A *	82,927	3,288,885
SentinelOne, Inc., Class A *	98,049	1,813,907
ServiceNow, Inc. *	67,155	64,133,697
Snowflake, Inc., Class A *	107,426	17,133,373
SPS Commerce, Inc. *	12,131	1,740,920
Synopsys, Inc. *	50,396	23,132,268
Twilio, Inc., Class A *	50,040	4,839,368
Tyler Technologies, Inc. *	13,879	7,540,461
UiPath, Inc., Class A *	139,111	1,660,985
Unity Software, Inc. *	94,732	1,996,003
Varonis Systems, Inc., Class B *	36,538	1,565,288
VeriSign, Inc. *	26,664	7,522,448
Workday, Inc., Class A *	69,704	17,077,480
Zeta Global Holdings Corp., Class A *	68,944	900,409
Zoom Communications, Inc. *	85,447	6,625,560
Zscaler, Inc. *	31,081	7,029,590
		2,005,305,772

Technology Hardware & Equipment 8.0%
Amphenol Corp., Class A	395,151	30,406,870
Apple, Inc.	4,899,201	1,041,080,213
Arista Networks, Inc. *	336,608	27,692,740
Arrow Electronics, Inc. *	16,786	1,869,289
Badger Meter, Inc.	9,639	2,128,484
CDW Corp.	43,601	7,000,577
Ciena Corp. *	46,064	3,093,658
Cisco Systems, Inc.	1,298,911	74,986,132
Cognex Corp.	54,624	1,491,235
Coherent Corp. *	50,950	3,277,104
Corning, Inc.	251,485	11,160,904
Dell Technologies, Inc., Class C	102,087	9,367,503
F5, Inc. *	18,832	4,985,584
Fabrinet *	11,938	2,448,006
Flex Ltd. *	126,079	4,329,553
Hewlett Packard Enterprise Co.	430,133	6,976,757
HP, Inc.	307,475	7,862,136
Insight Enterprises, Inc. *	9,155	1,265,953
Jabil, Inc.	35,928	5,265,608
Juniper Networks, Inc.	108,244	3,931,422
Keysight Technologies, Inc. *	56,427	8,204,486
Littelfuse, Inc.	8,253	1,504,604
Motorola Solutions, Inc.	54,451	23,979,676
NetApp, Inc.	66,192	5,940,732
Novanta, Inc. *	11,672	1,387,334
Pure Storage, Inc., Class A *	101,161	4,588,663
Sandisk Corp. *	37,580	1,206,694
Seagate Technology Holdings PLC	69,508	6,327,313
Super Micro Computer, Inc. *	164,630	5,245,112
TD SYNNEX Corp.	24,110	2,671,388
SECURITY	NUMBER OF SHARES	VALUE ($)
TE Connectivity PLC	97,387	14,255,509
Teledyne Technologies, Inc. *	15,186	7,077,132
Trimble, Inc. *	80,746	5,017,556
Ubiquiti, Inc.	1,380	450,501
Vontier Corp.	48,825	1,553,123
Western Digital Corp. *	112,741	4,944,820
Zebra Technologies Corp., Class A *	16,744	4,191,358
		1,349,165,729

Telecommunication Services 1.0%
AT&T, Inc.	2,341,046	64,846,974
Frontier Communications Parent, Inc. *	72,288	2,620,440
GCI Liberty, Inc. *(c)	32,171	0
Lumen Technologies, Inc. *	332,328	1,176,441
T-Mobile U.S., Inc.	156,392	38,621,004
Verizon Communications, Inc.	1,372,925	60,491,076
		167,755,935

Transportation 1.4%
Alaska Air Group, Inc. *	40,403	1,788,641
American Airlines Group, Inc. *	214,308	2,132,365
CH Robinson Worldwide, Inc.	38,559	3,440,234
CSX Corp.	630,523	17,698,781
Delta Air Lines, Inc.	209,414	8,717,905
Expeditors International of Washington, Inc.	45,833	5,037,505
FedEx Corp.	72,121	15,169,210
GXO Logistics, Inc. *	39,725	1,439,634
JB Hunt Transport Services, Inc.	25,735	3,360,476
Kirby Corp. *	18,735	1,805,492
Knight-Swift Transportation Holdings, Inc.	53,344	2,089,484
Landstar System, Inc.	11,273	1,512,273
Norfolk Southern Corp.	73,815	16,538,251
Old Dominion Freight Line, Inc.	61,119	9,368,320
Ryder System, Inc.	13,714	1,888,006
Saia, Inc. *	8,642	2,108,648
Southwest Airlines Co.	195,010	5,452,480
Uber Technologies, Inc. *	680,997	55,167,567
U-Haul Holding Co., Non Voting Shares	32,569	1,784,781
Union Pacific Corp.	196,971	42,478,766
United Airlines Holdings, Inc. *	107,200	7,377,504
United Parcel Service, Inc., Class B	238,902	22,767,361
XPO, Inc. *	38,129	4,046,249
		233,169,933

Utilities 2.4%
AES Corp.	231,207	2,312,070
Alliant Energy Corp.	83,456	5,094,154
Ameren Corp.	87,875	8,720,715
American Electric Power Co., Inc.	174,129	18,865,136
American Water Works Co., Inc.	63,662	9,358,951
Atmos Energy Corp.	51,763	8,314,691
CenterPoint Energy, Inc.	213,089	8,263,591
CMS Energy Corp.	97,495	7,180,507
Consolidated Edison, Inc.	112,894	12,728,798
Constellation Energy Corp.	101,876	22,763,173
Dominion Energy, Inc.	274,653	14,935,630
DTE Energy Co.	67,498	9,247,226
Duke Energy Corp.	253,431	30,923,651
Edison International	126,135	6,749,484
Entergy Corp.	139,659	11,615,439
Essential Utilities, Inc.	81,578	3,355,303
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Evergy, Inc.	74,630	5,156,933
Eversource Energy	119,386	7,101,079
Exelon Corp.	328,544	15,408,714
FirstEnergy Corp.	167,285	7,173,181
IDACORP, Inc.	17,459	2,061,733
MDU Resources Group, Inc.	65,908	1,129,663
National Fuel Gas Co.	29,220	2,243,512
NextEra Energy, Inc.	670,663	44,853,941
NiSource, Inc.	152,098	5,948,553
NRG Energy, Inc.	66,074	7,240,389
OGE Energy Corp.	66,099	2,999,573
PG&E Corp.	714,104	11,796,998
Pinnacle West Capital Corp.	37,547	3,573,723
Portland General Electric Co.	35,440	1,492,733
PPL Corp.	241,156	8,802,194
Public Service Enterprise Group, Inc.	162,688	13,003,652
Sempra	207,099	15,381,243
Southern Co.	357,339	32,835,881
Southwest Gas Holdings, Inc.	19,799	1,429,686
UGI Corp.	71,322	2,338,648
Vistra Corp.	110,731	14,354,059
WEC Energy Group, Inc.	103,250	11,307,940
Xcel Energy, Inc.	187,154	13,231,788
		411,294,335
Total Common Stocks (Cost $3,442,593,609)		16,813,407,263

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (d)	32,293,120	32,293,120
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (d)(e)	3,182,725	3,182,725
		35,475,845
Total Short-Term Investments (Cost $35,475,845)		35,475,845
Total Investments in Securities (Cost $3,478,069,454)		16,848,883,108

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/20/25	15	4,286,700	37,845
S&P 500 Index, e-mini, expires 06/20/25	139	38,829,650	939,997
			977,842

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,050,133.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/25	BALANCE OF SHARES HELD AT 4/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$34,260,471	$5,833,940	($184,501 )	$7,113	$5,044,267	$44,961,290	552,350	$269,803
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$16,645,651,328	$—	$—	$16,645,651,328
Telecommunication Services	167,755,935	—	0 *	167,755,935
Short-Term Investments[1]	35,475,845	—	—	35,475,845
Futures Contracts[2]	977,842	—	—	977,842
Total	$16,849,860,950	$—	$0	$16,849,860,950

*	Level 3 amount shown includes securities determined to have no value at April 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $9,942,132)		$44,961,290
Investments in securities, at value - unaffiliated issuers (cost $3,468,127,322) including securities on loan of $3,050,133		16,803,921,818
Cash		2,575,413
Deposit with broker for futures contracts		3,878,106
Receivables:
Dividends		9,038,039
Fund shares sold		2,091,872
Variation margin on future contracts		11,501
Income from securities on loan	+	1,597
Total assets		16,866,479,636

Liabilities
Collateral held for securities on loan		3,182,725
Payables:
Fund shares redeemed		7,462,798
Investment adviser fees	+	667,731
Total liabilities		11,313,254
Net assets		$16,855,166,382

Net Assets by Source
Capital received from investors		$3,444,697,322
Total distributable earnings	+	13,410,469,060
Net assets		$16,855,166,382

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,855,166,382		141,166,228		$119.40

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2024 through April 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $33,797)		$117,625,262
Dividends received from securities - affiliated issuers		269,803
Other Interest		62,749
Securities on loan, net	+	122,049
Total investment income		118,079,863

Expenses
Investment adviser fees		4,400,967
Total expenses	–	4,400,967
Net investment income		113,678,896

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		7,113
Net realized gains on sales of securities - unaffiliated issuers		39,837,360
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		14,904,602
Net realized losses on futures contracts	+	(4,356,855)
Net realized gains		50,392,220
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		5,044,267
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(497,889,537)
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,627,092
Net change in unrealized appreciation (depreciation)	+	(491,218,178)
Net realized and unrealized losses		(440,825,958)
Decrease in net assets resulting from operations		($327,147,062 )
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/24-4/30/25		11/1/23-10/31/24
Net investment income		$113,678,896	$215,942,227
Net realized gains		50,392,220	192,063,037
Net change in unrealized appreciation (depreciation)	+	(491,218,178)	4,452,269,453
Increase (decrease) in net assets resulting from operations		($327,147,062 )	$4,860,274,717

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($218,384,415 )	($204,576,918 )

TRANSACTIONS IN FUND SHARES
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,444,721	$805,116,843	11,138,456	$1,240,390,357
Shares reinvested		1,312,130	170,314,465	1,638,307	161,356,836
Shares redeemed	+	(7,498,676)	(932,027,095)	(13,478,717)	(1,510,750,063)
Net transactions in fund shares		258,175	$43,404,213	(701,954)	($109,002,870 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		140,908,053	$17,357,293,646	141,610,007	$12,810,598,717
Total increase (decrease)	+	258,175	(502,127,264)	(701,954)	4,546,694,929
End of period		141,166,228	$16,855,166,382	140,908,053	$17,357,293,646
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 4/30/25*	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$35.63	$26.99	$29.87	$39.97	$27.18	$28.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.47	0.47	0.40	0.37	0.35
Net realized and unrealized gains (losses)	(3.71)	8.66	(2.98)	(7.31)	13.29	(0.23)
Total from investment operations	(3.45)	9.13	(2.51)	(6.91)	13.66	0.12
Less distributions:
Distributions from net investment income	(0.59)	(0.49)	(0.37)	(0.42)	(0.38)	(0.42)
Distributions from net realized gains	—	—	—	(2.77)	(0.49)	(1.36)
Total distributions	(0.59)	(0.49)	(0.37)	(3.19)	(0.87)	(1.78)
Net asset value at end of period	$31.59	$35.63	$26.99	$29.87	$39.97	$27.18
Total return	(9.94%)[2]	34.14%	(8.47%)	(18.53%)	50.82%	0.00%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%	0.04%[4]	0.04%	0.04%
Net investment income (loss)	1.47%[3]	1.42%	1.60%	1.25%	0.98%	1.31%
Portfolio turnover rate	2%[2]	15%[5]	10%[5]	16%[5]	19%[5]	21%
Net assets, end of period (x 1,000,000)	$5,827	$6,330	$4,881	$5,372	$6,587	$3,988

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 1.1%
Adient PLC *	209,104	2,645,166
American Axle & Manufacturing Holdings, Inc. *	287,423	1,097,956
Cooper-Standard Holdings, Inc. *	42,661	625,837
Dana, Inc.	324,823	4,463,068
Dorman Products, Inc. *	64,411	7,297,766
Fox Factory Holding Corp. *	105,085	2,134,276
Gentherm, Inc. *	76,298	1,984,511
Goodyear Tire & Rubber Co. *	709,648	7,720,970
Holley, Inc. *	119,592	257,123
LCI Industries	61,545	4,743,889
Livewire Group, Inc., Class A *(a)	46,511	83,255
Luminar Technologies, Inc. *(a)	62,895	245,919
Modine Manufacturing Co. *	128,553	10,495,067
Patrick Industries, Inc.	80,752	6,216,289
Phinia, Inc.	103,786	4,167,008
Solid Power, Inc. *	395,374	430,958
Standard Motor Products, Inc.	52,405	1,420,175
Stoneridge, Inc. *	64,899	250,510
Visteon Corp. *	67,705	5,361,559
Winnebago Industries, Inc.	68,769	2,188,230
XPEL, Inc. *	63,360	1,814,630
		65,644,162

Banks 10.7%
1st Source Corp.	45,538	2,730,003
ACNB Corp.	20,468	857,814
Amalgamated Financial Corp.	44,181	1,244,137
Amerant Bancorp, Inc.	91,926	1,548,034
Ameris Bancorp	163,855	9,601,903
Ames National Corp.	22,703	394,124
Arrow Financial Corp.	40,947	1,004,430
Associated Banc-Corp.	408,013	9,000,767
Atlantic Union Bankshares Corp.	321,114	8,894,858
Axos Financial, Inc. *	136,042	8,635,946
Banc of California, Inc.	344,838	4,648,416
BancFirst Corp.	49,445	5,825,610
Bancorp, Inc. *	113,303	5,473,668
Bank First Corp.	24,088	2,629,928
Bank of Hawaii Corp.	97,396	6,438,850
Bank of Marin Bancorp	39,277	805,964
Bank of NT Butterfield & Son Ltd.	110,126	4,424,863
Bank7 Corp.	10,250	373,100
BankUnited, Inc.	185,041	6,052,691
Bankwell Financial Group, Inc.	16,260	551,377
Banner Corp.	85,168	5,207,172
Bar Harbor Bankshares	37,224	1,103,319
BayCom Corp.	26,083	678,419
BCB Bancorp, Inc.	36,640	301,181
Berkshire Hills Bancorp, Inc.	106,529	2,645,115
Blue Foundry Bancorp *	48,725	455,091
Bridgewater Bancshares, Inc. *	49,266	758,204
Brookline Bancorp, Inc.	219,144	2,287,863
Burke & Herbert Financial Services Corp.	33,554	1,876,004
Business First Bancshares, Inc.	59,631	1,374,495
Byline Bancorp, Inc.	77,131	1,969,926
Cadence Bank	453,015	13,255,219
California BanCorp *	61,513	859,337
Camden National Corp.	41,852	1,612,139
Capital Bancorp, Inc.	23,111	730,076
SECURITY	NUMBER OF SHARES	VALUE ($)
Capital City Bank Group, Inc.	34,258	1,251,787
Capitol Federal Financial, Inc.	309,028	1,752,189
Carter Bankshares, Inc. *	57,656	882,713
Cathay General Bancorp	169,064	7,048,278
Central Pacific Financial Corp.	66,660	1,712,495
Chemung Financial Corp.	8,038	356,405
ChoiceOne Financial Services, Inc.	21,009	597,286
Citizens & Northern Corp.	36,695	706,379
Citizens Financial Services, Inc.	11,159	607,384
City Holding Co.	35,973	4,168,191
Civista Bancshares, Inc.	38,773	872,780
CNB Financial Corp.	51,507	1,130,579
Coastal Financial Corp. *	31,208	2,563,737
Colony Bankcorp, Inc.	41,105	637,950
Columbia Financial, Inc. *	67,838	913,778
Community Financial System, Inc.	130,321	7,114,223
Community Trust Bancorp, Inc.	38,187	1,869,636
Community West Bancshares	41,609	728,157
ConnectOne Bancorp, Inc.	89,928	2,026,078
Customers Bancorp, Inc. *	73,702	3,685,100
CVB Financial Corp.	330,252	6,122,872
Dime Community Bancshares, Inc.	99,271	2,550,272
Eagle Bancorp, Inc.	72,998	1,310,314
Eastern Bankshares, Inc.	480,641	7,171,164
Enterprise Bancorp, Inc.	24,305	904,146
Enterprise Financial Services Corp.	90,567	4,711,295
Equity Bancshares, Inc., Class A	40,770	1,569,237
Esquire Financial Holdings, Inc.	17,547	1,454,997
ESSA Bancorp, Inc.	19,870	367,595
Farmers & Merchants Bancorp, Inc.	31,253	817,891
Farmers National Banc Corp.	90,618	1,181,659
FB Financial Corp.	88,440	3,764,006
Fidelity D&D Bancorp, Inc.	11,926	482,764
Financial Institutions, Inc.	47,341	1,201,988
First BanCorp	403,128	7,917,434
First Bancorp, Inc.	27,124	662,639
First Bancorp/Southern Pines NC	99,383	4,021,036
First Bank	51,526	740,944
First Busey Corp.	207,391	4,311,659
First Business Financial Services, Inc.	19,431	935,408
First Commonwealth Financial Corp.	251,147	3,847,572
First Community Bankshares, Inc.	42,105	1,586,516
First Financial Bancorp	234,291	5,423,837
First Financial Bankshares, Inc.	323,718	10,847,790
First Financial Corp.	28,574	1,411,556
First Foundation, Inc.	155,898	782,608
First Internet Bancorp	20,028	425,795
First Interstate BancSystem, Inc., Class A	196,890	5,157,534
First Merchants Corp.	144,697	5,157,001
First Mid Bancshares, Inc.	56,843	1,900,261
First of Long Island Corp.	54,281	625,317
First Western Financial, Inc. *	19,768	416,907
Five Star Bancorp	41,716	1,154,699
Flagstar Financial, Inc.	631,790	7,398,261
Flushing Financial Corp.	79,518	951,830
FS Bancorp, Inc.	16,721	653,791
Fulton Financial Corp.	452,265	7,543,780
FVCBankcorp, Inc. *	41,083	469,168
German American Bancorp, Inc.	71,232	2,700,405
Glacier Bancorp, Inc.	283,368	11,550,080
Great Southern Bancorp, Inc.	21,440	1,179,200
Greene County Bancorp, Inc.	17,109	380,675
Guaranty Bancshares, Inc.	19,303	761,696
Hancock Whitney Corp.	215,872	11,244,772
Hanmi Financial Corp.	75,301	1,722,134
HarborOne Bancorp, Inc.	93,671	1,060,356
HBT Financial, Inc.	31,454	728,946
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Heritage Commerce Corp.	147,471	1,333,138
Heritage Financial Corp.	83,682	1,909,623
Hilltop Holdings, Inc.	115,580	3,413,077
Hingham Institution For Savings	3,937	982,518
Home Bancorp, Inc.	17,324	872,090
Home BancShares, Inc.	463,354	12,858,073
HomeStreet, Inc. *	47,300	537,328
HomeTrust Bancshares, Inc.	36,605	1,249,695
Hope Bancorp, Inc.	302,267	3,013,602
Horizon Bancorp, Inc.	106,998	1,570,731
Independent Bank Corp.	50,058	1,524,767
Independent Bank Corp.	105,823	6,253,081
International Bancshares Corp.	134,613	8,216,778
Investar Holding Corp.	22,445	429,373
John Marshall Bancorp, Inc.	30,203	519,190
Kearny Financial Corp.	134,612	842,671
Lakeland Financial Corp.	61,733	3,436,676
LCNB Corp.	31,071	466,686
LINKBANCORP, Inc.	54,708	384,050
Live Oak Bancshares, Inc.	85,790	2,242,551
Mercantile Bank Corp.	39,149	1,656,394
Metrocity Bankshares, Inc.	45,647	1,258,488
Metropolitan Bank Holding Corp. *	26,074	1,614,763
Mid Penn Bancorp, Inc.	51,835	1,505,807
Middlefield Banc Corp.	17,952	465,495
Midland States Bancorp, Inc.	50,998	830,247
MidWestOne Financial Group, Inc.	47,737	1,324,224
MVB Financial Corp.	29,253	499,056
National Bank Holdings Corp., Class A	91,561	3,310,846
National Bankshares, Inc.	13,762	354,647
NB Bancorp, Inc. *	97,337	1,669,330
NBT Bancorp, Inc.	114,205	4,835,440
Nicolet Bankshares, Inc.	33,992	3,970,606
Northeast Bank	17,501	1,449,433
Northeast Community Bancorp, Inc.	30,892	703,102
Northfield Bancorp, Inc.	94,436	996,300
Northrim BanCorp, Inc.	13,427	1,078,054
Northwest Bancshares, Inc.	316,458	3,908,256
Norwood Financial Corp.	21,226	530,862
Oak Valley Bancorp	16,476	431,671
OceanFirst Financial Corp.	143,100	2,369,736
OFG Bancorp	111,474	4,386,502
Old National Bancorp	782,378	16,109,163
Old Second Bancorp, Inc.	107,587	1,698,799
Orange County Bancorp, Inc.	25,220	598,471
Origin Bancorp, Inc.	73,443	2,353,114
Orrstown Financial Services, Inc.	46,301	1,387,641
Pacific Premier Bancorp, Inc.	237,751	4,835,855
Park National Corp.	35,745	5,365,324
Parke Bancorp, Inc.	25,805	486,424
Pathward Financial, Inc.	59,977	4,760,374
PCB Bancorp	27,649	542,197
Peapack-Gladstone Financial Corp.	41,172	1,139,641
Peoples Bancorp of North Carolina, Inc.	10,577	292,137
Peoples Bancorp, Inc.	85,802	2,489,116
Peoples Financial Services Corp.	23,045	996,005
Pioneer Bancorp, Inc. *	28,353	318,121
Plumas Bancorp	13,359	588,998
Ponce Financial Group, Inc. *	49,103	631,956
Preferred Bank	30,528	2,437,966
Primis Financial Corp.	57,017	469,820
Princeton Bancorp, Inc.	13,483	410,962
Provident Bancorp, Inc. *	39,796	441,736
Provident Financial Services, Inc.	312,402	5,114,021
QCR Holdings, Inc.	40,876	2,654,896
RBB Bancorp	39,943	622,312
Red River Bancshares, Inc.	11,618	612,269
Renasant Corp.	231,465	7,423,083
SECURITY	NUMBER OF SHARES	VALUE ($)
Republic Bancorp, Inc., Class A	20,504	1,391,196
S&T Bancorp, Inc.	95,013	3,462,274
Seacoast Banking Corp. of Florida	209,596	4,969,521
ServisFirst Bancshares, Inc.	126,291	8,994,445
Shore Bancshares, Inc.	76,774	1,061,784
Sierra Bancorp	32,262	853,653
Simmons First National Corp., Class A	307,958	5,746,496
SmartFinancial, Inc.	39,213	1,192,859
South Plains Financial, Inc.	29,529	995,423
Southern First Bancshares, Inc. *	19,415	689,427
Southern Missouri Bancorp, Inc.	23,441	1,234,169
Southern States Bancshares, Inc.	20,616	688,781
Southside Bancshares, Inc.	71,068	2,003,407
SouthState Corp.	243,183	21,103,421
Stellar Bancorp, Inc.	121,890	3,042,374
Sterling Bancorp, Inc. *(b)	46,061	6,474
Stock Yards Bancorp, Inc.	63,619	4,630,827
Texas Capital Bancshares, Inc. *	115,476	7,869,689
Third Coast Bancshares, Inc. *	27,811	828,768
Timberland Bancorp, Inc.	18,808	578,158
Tompkins Financial Corp.	31,642	1,885,863
Towne Bank	174,402	5,746,546
TriCo Bancshares	79,381	3,062,519
Triumph Financial, Inc. *	55,115	2,944,243
TrustCo Bank Corp.	45,901	1,397,685
Trustmark Corp.	150,987	5,065,614
UMB Financial Corp.	169,524	16,031,885
United Bankshares, Inc.	328,888	11,277,569
United Community Banks, Inc.	297,848	8,223,583
Unity Bancorp, Inc.	17,610	729,054
Univest Financial Corp.	71,561	2,113,912
USCB Financial Holdings, Inc.	26,483	449,152
Valley National Bancorp	1,179,118	10,140,415
Veritex Holdings, Inc.	130,817	3,045,420
Virginia National Bankshares Corp.	11,162	410,538
WaFd, Inc.	200,593	5,722,918
Washington Trust Bancorp, Inc.	47,329	1,306,280
WesBanco, Inc.	213,968	6,371,967
West BanCorp, Inc.	40,305	782,119
Westamerica BanCorp	63,777	3,088,720
WSFS Financial Corp.	145,766	7,514,237
		620,795,718

Capital Goods 12.1%
374Water, Inc. *	142,650	46,932
3D Systems Corp. *	315,930	581,311
AAR Corp. *	86,676	4,633,699
AeroVironment, Inc. *	69,776	10,572,460
AerSale Corp. *	85,198	593,830
Alamo Group, Inc.	25,417	4,244,131
Albany International Corp., Class A	77,440	5,092,454
Allient, Inc.	35,729	762,814
Alta Equipment Group, Inc.	63,783	271,078
Ameresco, Inc., Class A *	81,384	865,112
American Superconductor Corp. *	86,382	1,714,683
American Woodmark Corp. *	37,408	2,207,072
Amprius Technologies, Inc. *(a)	39,890	86,162
Apogee Enterprises, Inc.	54,573	2,164,911
Applied Industrial Technologies, Inc.	95,632	23,265,353
Archer Aviation, Inc., Class A *	801,261	6,674,504
Arcosa, Inc.	120,772	9,670,214
Argan, Inc.	31,349	4,800,472
Array Technologies, Inc. *	379,842	1,815,645
Astec Industries, Inc.	56,561	2,049,205
Astronics Corp. *	72,427	1,643,369
Atkore, Inc.	86,060	5,496,652
Atmus Filtration Technologies, Inc.	208,751	7,237,397
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AZZ, Inc.	72,848	6,320,292
Blink Charging Co. *(a)	227,789	166,764
Bloom Energy Corp., Class A *	500,355	9,166,504
Blue Bird Corp. *	79,885	2,785,590
BlueLinx Holdings, Inc. *	20,421	1,330,224
Boise Cascade Co.	95,685	8,925,497
Bowman Consulting Group Ltd., Class A *	33,337	737,414
Brookfield Business Corp., Class A	65,000	1,704,950
Byrna Technologies, Inc. *	42,765	957,508
Cadre Holdings, Inc.	64,319	1,874,899
Caesarstone Ltd. *	57,766	149,614
Centuri Holdings, Inc. *(a)	42,482	762,977
ChargePoint Holdings, Inc., Class A *	1,004,833	625,810
Chart Industries, Inc. *	106,883	14,427,067
Columbus McKinnon Corp.	71,143	1,056,474
Commercial Vehicle Group, Inc. *	79,252	76,106
Concrete Pumping Holdings, Inc.	56,294	337,764
Construction Partners, Inc., Class A *	115,041	9,449,468
CSW Industrials, Inc.	41,653	13,015,729
Custom Truck One Source, Inc. *	125,940	507,538
Distribution Solutions Group, Inc. *	26,190	681,988
DNOW, Inc. *	261,669	4,152,687
Douglas Dynamics, Inc.	55,822	1,338,612
Ducommun, Inc. *	33,701	1,931,741
DXP Enterprises, Inc. *	30,433	2,692,103
Dycom Industries, Inc. *	70,657	11,838,580
Eastern Co.	12,211	256,309
Energy Recovery, Inc. *	140,394	2,169,087
Energy Vault Holdings, Inc. *(a)	254,229	190,214
Enerpac Tool Group Corp., Class A	134,919	5,446,680
EnerSys	98,147	8,499,530
Enovix Corp. *(a)	407,226	2,728,414
Enpro, Inc.	52,297	7,813,172
ESCO Technologies, Inc.	64,414	10,077,570
Eve Holding, Inc. *(a)	131,072	466,616
EVI Industries, Inc.	15,744	253,951
Federal Signal Corp.	149,593	12,181,358
Fluence Energy, Inc. *(a)	156,783	641,242
Fluor Corp. *	424,564	14,813,038
Franklin Electric Co., Inc.	112,725	9,577,116
FTAI Aviation Ltd.	252,567	27,052,451
FuelCell Energy, Inc. *(a)	49,870	204,467
GATX Corp.	88,746	12,953,366
Gencor Industries, Inc. *	25,595	324,801
Gibraltar Industries, Inc. *	75,954	4,021,764
Global Industrial Co.	34,494	885,806
GMS, Inc. *	97,177	7,119,187
Gorman-Rupp Co.	51,981	1,864,039
GrafTech International Ltd. *	626,822	396,778
Graham Corp. *	25,466	776,204
Granite Construction, Inc.	109,630	8,911,823
Great Lakes Dredge & Dock Corp. *	165,443	1,503,877
Greenbrier Cos., Inc.	76,510	3,245,554
Griffon Corp.	98,140	6,684,315
H&E Equipment Services, Inc.	80,362	7,217,311
Helios Technologies, Inc.	82,334	2,244,425
Herc Holdings, Inc.	70,108	7,672,620
Hillenbrand, Inc.	174,353	3,527,161
Hillman Solutions Corp. *	488,711	3,416,090
Hudson Technologies, Inc. *	110,225	737,405
Hyliion Holdings Corp. *	342,905	517,787
Hyster-Yale, Inc.	28,199	1,083,688
IES Holdings, Inc. *	20,461	4,024,269
Insteel Industries, Inc.	46,844	1,588,480
Intuitive Machines, Inc., Class A *	104,706	858,589
Janus International Group, Inc. *	340,154	2,340,260
JBT Marel Corp.	116,823	12,296,789
SECURITY	NUMBER OF SHARES	VALUE ($)
JELD-WEN Holding, Inc. *	207,837	1,147,260
Kadant, Inc.	29,182	8,608,690
Karat Packaging, Inc.	16,757	442,050
Kennametal, Inc.	193,789	3,775,010
Kratos Defense & Security Solutions, Inc. *	367,977	12,432,103
L.B. Foster Co., Class A *	21,740	434,148
Leonardo DRS, Inc.	183,462	6,780,756
Limbach Holdings, Inc. *	25,362	2,428,158
Lindsay Corp.	26,870	3,467,842
LSI Industries, Inc.	70,600	1,065,354
Luxfer Holdings PLC	67,834	729,894
Manitowoc Co., Inc. *	85,110	670,667
Masterbrand, Inc. *	315,210	3,829,801
Matrix Service Co. *	65,047	754,545
Mayville Engineering Co., Inc. *	30,925	395,222
McGrath RentCorp	60,551	6,458,975
Mercury Systems, Inc. *	129,035	6,451,750
Miller Industries, Inc.	27,801	1,134,559
Moog, Inc., Class A	69,656	11,649,966
MRC Global, Inc. *	210,303	2,450,030
Mueller Industries, Inc.	277,867	20,439,897
Mueller Water Products, Inc., Class A	386,623	10,144,988
MYR Group, Inc. *	39,708	4,857,083
NANO Nuclear Energy, Inc. *(a)	60,438	1,374,964
National Presto Industries, Inc.	12,854	1,084,235
Net Power, Inc. *	53,370	90,729
NEXTracker, Inc., Class A *	358,615	14,563,355
NN, Inc. *	108,301	217,685
Northwest Pipe Co. *	24,218	1,025,874
NuScale Power Corp. *(a)	224,487	3,719,750
Omega Flex, Inc.	9,282	278,089
Orion Group Holdings, Inc. *	91,821	586,736
Park Aerospace Corp.	45,249	591,404
Park-Ohio Holdings Corp.	22,863	455,202
Plug Power, Inc. *(a)	2,049,678	1,788,549
Powell Industries, Inc.	23,265	4,260,054
Preformed Line Products Co.	5,975	820,786
Primoris Services Corp.	133,124	7,983,446
Proto Labs, Inc. *	61,155	2,150,210
Quanex Building Products Corp.	117,509	1,931,848
Redwire Corp. *(a)	55,351	596,684
Resideo Technologies, Inc. *	362,389	6,080,887
REV Group, Inc.	127,650	4,174,155
Rocket Lab USA, Inc. *	877,770	19,126,608
Rush Enterprises, Inc., Class A	176,323	8,990,710
SES AI Corp. *	323,734	290,972
Shoals Technologies Group, Inc., Class A *	420,362	1,517,507
Shyft Group, Inc.	82,359	696,757
SolarMax Technology, Inc. *(a)	72,186	85,179
Solidion Technology, Inc. *	139,753	15,163
Southland Holdings, Inc. *	32,525	105,381
SPX Technologies, Inc. *	111,945	15,017,422
Standex International Corp.	28,864	4,081,947
Stem, Inc. *	364,053	196,916
Sterling Infrastructure, Inc. *	74,232	11,092,488
Sunrun, Inc. *	549,063	3,783,044
T1 Energy, Inc. *(a)	276,372	334,410
Taylor Devices, Inc. *	6,947	221,609
Tecnoglass, Inc.	55,860	3,981,142
Tennant Co.	47,036	3,394,118
Terex Corp.	165,336	5,819,827
Thermon Group Holdings, Inc. *	82,984	2,176,670
Titan International, Inc. *	123,604	908,489
Titan Machinery, Inc. *	51,266	850,503
TPI Composites, Inc. *(a)	108,727	99,409
Transcat, Inc. *	23,044	1,828,081
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trinity Industries, Inc.	202,787	5,089,954
Triumph Group, Inc. *	182,047	4,623,994
Tutor Perini Corp. *	107,715	2,311,564
Twin Disc, Inc.	29,932	219,701
UFP Industries, Inc.	148,505	14,679,719
Ultralife Corp. *	23,696	106,158
V2X, Inc. *	41,326	2,056,382
Vicor Corp. *	56,547	2,256,508
Virgin Galactic Holdings, Inc. *(a)	72,942	210,802
VirTra, Inc. *	24,915	116,602
Wabash National Corp.	105,938	732,032
Watts Water Technologies, Inc., Class A	68,113	14,150,476
Willis Lease Finance Corp.	7,043	1,089,693
Worthington Enterprises, Inc.	78,279	3,963,266
Xometry, Inc., Class A *	109,616	2,810,554
Zurn Elkay Water Solutions Corp.	358,304	12,168,004
		707,610,114

Commercial & Professional Services 4.2%
ABM Industries, Inc.	154,773	7,543,636
ACCO Brands Corp.	227,574	878,436
ACV Auctions, Inc., Class A *	367,144	5,393,345
Alight, Inc., Class A	1,041,246	5,320,767
Asure Software, Inc. *	60,054	610,149
Barrett Business Services, Inc.	63,603	2,579,738
BlackSky Technology, Inc. *	64,043	535,399
Bridger Aerospace Group Holdings, Inc. *(a)	20,501	29,726
BrightView Holdings, Inc. *	148,640	2,039,341
Brink's Co.	109,108	9,736,798
Casella Waste Systems, Inc., Class A *	155,265	18,235,874
CBIZ, Inc. *	119,276	8,122,696
CECO Environmental Corp. *	72,552	1,726,012
Cimpress PLC *	42,087	1,768,496
CompX International, Inc.	3,306	89,923
Conduent, Inc. *	389,318	821,461
CoreCivic, Inc. *	270,352	6,120,769
CRA International, Inc.	16,469	2,671,272
CSG Systems International, Inc.	71,726	4,312,884
Deluxe Corp.	110,584	1,614,526
DLH Holdings Corp. *	19,820	78,091
Driven Brands Holdings, Inc. *	149,257	2,465,726
Ennis, Inc.	63,091	1,132,483
Enviri Corp. *	196,707	1,351,377
ExlService Holdings, Inc. *	390,839	18,947,875
Exponent, Inc.	125,767	9,895,348
First Advantage Corp. *	149,688	2,110,601
FiscalNote Holdings, Inc. *	190,314	115,483
Forrester Research, Inc. *	29,599	276,751
Franklin Covey Co. *	27,841	565,451
GEO Group, Inc. *	316,790	9,909,191
Healthcare Services Group, Inc. *	182,652	2,595,485
Heidrick & Struggles International, Inc.	49,944	1,948,815
HireQuest, Inc.	14,505	149,111
HNI Corp.	117,809	4,983,321
Huron Consulting Group, Inc. *	43,584	5,874,687
IBEX Holdings Ltd. *	21,826	546,523
ICF International, Inc.	46,399	3,942,059
Innodata, Inc. *	67,502	2,552,926
Insperity, Inc.	89,445	5,814,819
Interface, Inc., Class A	143,431	2,696,503
Kelly Services, Inc., Class A	76,783	886,844
Kforce, Inc.	45,637	1,743,333
Korn Ferry	127,815	7,886,185
LanzaTech Global, Inc. *	263,561	64,520
Legalzoom.com, Inc. *	312,192	2,285,245
Liquidity Services, Inc. *	53,375	1,696,257
SECURITY	NUMBER OF SHARES	VALUE ($)
Matthews International Corp., Class A	74,099	1,515,325
Maximus, Inc.	142,081	9,513,744
MillerKnoll, Inc.	169,258	2,775,831
Mistras Group, Inc. *	51,173	466,698
Montrose Environmental Group, Inc. *	78,831	1,153,297
NL Industries, Inc.	19,881	170,579
NV5 Global, Inc. *	142,766	2,648,309
OPENLANE, Inc. *	262,844	4,865,242
Perma-Fix Environmental Services, Inc. *	40,834	334,839
Pitney Bowes, Inc.	407,460	3,536,753
Planet Labs PBC *	549,883	1,809,115
Pursuit Attractions & Hospitality, Inc. *	50,993	1,493,585
Quad/Graphics, Inc.	77,794	371,077
Quest Resource Holding Corp. *	40,568	95,740
Resolute Holdings Management, Inc. *	4,911	132,450
Resources Connection, Inc.	82,771	474,692
Spire Global, Inc., Class A *(a)	55,899	524,892
Steelcase, Inc., Class A	231,528	2,296,758
TriNet Group, Inc.	79,299	6,211,491
TrueBlue, Inc. *	70,793	307,242
TTEC Holdings, Inc. *	45,649	182,596
UniFirst Corp.	37,520	6,696,194
Upwork, Inc. *	309,063	4,064,178
Verra Mobility Corp., Class A *	410,166	8,941,619
Virco Mfg. Corp.	26,988	248,020
VSE Corp.	43,681	5,002,348
Willdan Group, Inc. *	32,060	1,256,752
WNS Holdings Ltd. *	107,009	6,476,185
		246,231,809

Consumer Discretionary Distribution & Retail 2.0%
1-800-Flowers.com, Inc., Class A *(a)	62,322	344,641
1stdibs.com, Inc. *	56,257	138,955
Abercrombie & Fitch Co., Class A *	123,396	8,566,150
Academy Sports & Outdoors, Inc.	168,695	6,356,428
aka Brands Holding Corp. *	2,506	19,020
A-Mark Precious Metals, Inc.	44,225	1,077,321
American Eagle Outfitters, Inc.	440,796	4,641,582
America's Car-Mart, Inc. *	18,436	874,235
Arhaus, Inc. *	126,202	991,948
Arko Corp.	203,001	817,079
Asbury Automotive Group, Inc. *	48,933	10,674,245
BARK, Inc. *	329,244	372,046
Beyond, Inc. *	110,296	448,905
Boot Barn Holdings, Inc. *	73,724	7,692,362
Buckle, Inc.	76,791	2,669,255
Build-A-Bear Workshop, Inc.	30,724	1,083,943
Caleres, Inc.	80,600	1,228,344
Camping World Holdings, Inc., Class A	140,638	1,696,094
Citi Trends, Inc. *	16,732	373,626
Designer Brands, Inc., Class A	82,528	230,253
Destination XL Group, Inc. *	114,363	113,174
EVgo, Inc., Class A *	311,362	859,359
Foot Locker, Inc. *	207,958	2,551,645
Genesco, Inc. *	26,730	518,562
GigaCloud Technology, Inc., Class A *	58,204	729,878
Group 1 Automotive, Inc.	32,461	13,102,233
Groupon, Inc., Class A *	58,094	1,057,892
GrowGeneration Corp. *	129,717	151,769
Haverty Furniture Cos., Inc.	37,117	674,045
J Jill, Inc.	14,495	220,614
Lands' End, Inc. *	34,061	302,462
Leslie's, Inc. *	465,290	279,267
MarineMax, Inc. *	54,584	1,171,373
Monro, Inc.	74,528	1,038,920
National Vision Holdings, Inc. *	192,911	2,382,451
ODP Corp. *	73,056	999,406
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OneWater Marine, Inc., Class A *	30,197	453,257
Petco Health & Wellness Co., Inc., Class A *	211,775	624,736
QVC Group, Inc., Class B *	3,032	16,858
RealReal, Inc. *	251,494	1,458,665
Revolve Group, Inc. *	95,275	1,894,067
RumbleON, Inc., Class B *	40,804	103,234
Sally Beauty Holdings, Inc. *	252,900	2,058,606
Savers Value Village, Inc. *	58,121	557,380
Shoe Carnival, Inc.	44,361	770,994
Signet Jewelers Ltd.	103,565	6,141,404
Sleep Number Corp. *	51,383	400,274
Sonic Automotive, Inc., Class A	36,488	2,215,551
Stitch Fix, Inc., Class A *	250,902	820,449
ThredUp, Inc., Class A *	196,499	882,280
Tile Shop Holdings, Inc. *	72,599	411,636
Tilly's, Inc., Class A *	33,968	51,971
Torrid Holdings, Inc. *(a)	48,401	307,346
Upbound Group, Inc.	133,287	2,652,411
Urban Outfitters, Inc. *	157,759	8,326,520
Victoria's Secret & Co. *	195,422	3,673,934
Warby Parker, Inc., Class A *	219,741	3,627,924
Weyco Group, Inc.	14,913	445,899
Winmark Corp.	7,227	2,601,792
Zumiez, Inc. *	39,481	461,928
		117,408,598

Consumer Durables & Apparel 2.7%
Acushnet Holdings Corp.	69,068	4,573,683
AMMO, Inc. *	218,658	430,756
Beazer Homes USA, Inc. *	73,158	1,430,970
Cavco Industries, Inc. *	20,007	9,880,457
Century Communities, Inc.	68,615	3,742,262
Champion Homes, Inc. *	133,460	11,544,290
Clarus Corp.	79,544	261,700
Cricut, Inc., Class A	116,930	582,311
Dream Finders Homes, Inc., Class A *	69,806	1,581,804
Escalade, Inc.	24,983	379,242
Ethan Allen Interiors, Inc.	56,787	1,614,454
Figs, Inc., Class A *	319,950	1,289,399
Flexsteel Industries, Inc.	11,453	382,416
Funko, Inc., Class A *	75,673	303,449
G-III Apparel Group Ltd. *	97,021	2,446,870
GoPro, Inc., Class A *	294,182	169,449
Green Brick Partners, Inc. *	77,197	4,553,851
Hamilton Beach Brands Holding Co., Class A	20,221	400,376
Hanesbrands, Inc. *	877,526	4,027,844
Helen of Troy Ltd. *	56,504	1,574,201
Hooker Furnishings Corp.	25,960	249,216
Hovnanian Enterprises, Inc., Class A *	12,261	1,186,865
Installed Building Products, Inc.	59,018	9,786,955
iRobot Corp. *	73,736	180,653
JAKKS Pacific, Inc.	20,204	389,735
Johnson Outdoors, Inc., Class A	11,236	256,518
KB Home	159,259	8,604,764
Kontoor Brands, Inc.	137,079	8,245,302
Landsea Homes Corp. *	69,640	424,804
Latham Group, Inc. *	98,272	537,056
La-Z-Boy, Inc.	103,807	4,100,377
Legacy Housing Corp. *	27,654	672,684
LGI Homes, Inc. *	52,026	2,841,140
Lifetime Brands, Inc.	29,397	107,005
Lovesac Co. *	35,934	698,916
M/I Homes, Inc. *	66,350	7,078,218
Malibu Boats, Inc., Class A *	48,987	1,399,069
Marine Products Corp.	20,561	172,712
SECURITY	NUMBER OF SHARES	VALUE ($)
MasterCraft Boat Holdings, Inc. *	40,684	668,845
Meritage Homes Corp.	178,678	12,175,119
Movado Group, Inc.	36,907	512,638
Oxford Industries, Inc.	36,678	1,782,551
Peloton Interactive, Inc., Class A *	873,873	6,020,985
Purple Innovation, Inc., Class A *	127,139	86,048
Rocky Brands, Inc.	18,258	390,539
Smith & Wesson Brands, Inc.	109,468	1,043,230
Sonos, Inc. *	298,792	2,751,874
Steven Madden Ltd.	177,358	3,724,518
Sturm Ruger & Co., Inc.	40,831	1,660,188
Superior Group of Cos., Inc.	30,722	318,894
Taylor Morrison Home Corp., Class A *	254,425	14,591,274
Topgolf Callaway Brands Corp. *	352,381	2,329,238
Traeger, Inc. *	82,049	119,792
Tri Pointe Homes, Inc. *	229,654	7,061,860
United Homes Group, Inc. *	20,068	39,133
Vera Bradley, Inc. *	55,463	108,153
Wolverine World Wide, Inc.	196,328	2,562,080
		156,048,732

Consumer Services 3.2%
Accel Entertainment, Inc., Class A *	133,967	1,379,860
Adtalem Global Education, Inc. *	93,291	9,907,504
American Public Education, Inc. *	38,778	911,283
Biglari Holdings, Inc., Class B *	1,818	423,430
BJ's Restaurants, Inc. *	46,097	1,534,569
Bloomin' Brands, Inc.	192,609	1,544,724
Brinker International, Inc. *	109,585	14,717,265
Carriage Services, Inc., Class A	34,143	1,364,354
Cheesecake Factory, Inc.	119,791	6,033,873
Chegg, Inc. *	251,147	182,634
Coursera, Inc. *	342,279	2,881,989
Cracker Barrel Old Country Store, Inc.	55,027	2,349,653
Dave & Buster's Entertainment, Inc. *	78,349	1,503,517
Denny's Corp. *	124,567	459,652
Despegar.com Corp. *	177,035	3,445,101
Dine Brands Global, Inc.	36,917	735,017
El Pollo Loco Holdings, Inc. *	63,716	595,745
European Wax Center, Inc., Class A *	79,755	248,836
Everi Holdings, Inc. *	201,384	2,829,445
First Watch Restaurant Group, Inc. *	95,532	1,687,095
Frontdoor, Inc. *	191,803	7,885,021
Full House Resorts, Inc. *	80,111	258,759
Global Business Travel Group I *	314,129	2,107,806
Golden Entertainment, Inc.	48,104	1,236,273
Graham Holdings Co., Class B	7,950	7,314,398
Hilton Grand Vacations, Inc. *	172,122	5,788,463
Inspired Entertainment, Inc. *	56,427	418,124
International Game Technology PLC	282,286	4,629,490
Jack in the Box, Inc.	46,834	1,219,557
KinderCare Learning Cos., Inc. *	69,009	846,050
Krispy Kreme, Inc.	214,481	879,372
Kura Sushi USA, Inc., Class A *	16,811	989,832
Laureate Education, Inc. *	324,649	6,515,705
Life Time Group Holdings, Inc. *	209,538	6,424,435
Lincoln Educational Services Corp. *	65,742	1,111,040
Lindblad Expeditions Holdings, Inc. *	90,684	801,647
Mister Car Wash, Inc. *	237,572	1,629,744
Monarch Casino & Resort, Inc.	32,084	2,508,648
Nathan's Famous, Inc.	6,870	671,543
Nerdy, Inc. *	191,229	304,054
ONE Group Hospitality, Inc. *	50,200	151,102
OneSpaWorld Holdings Ltd.	249,277	4,162,926
Papa John's International, Inc.	82,513	2,849,174
Perdoceo Education Corp.	162,563	4,083,583
PlayAGS, Inc. *	99,023	1,200,159
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Portillo's, Inc., Class A *(a)	137,793	1,424,780
Potbelly Corp. *	67,455	546,386
RCI Hospitality Holdings, Inc.	20,898	829,233
Red Rock Resorts, Inc., Class A	122,048	5,211,450
Rush Street Interactive, Inc. *	189,837	2,302,723
Sabre Corp. *	955,569	2,264,699
Shake Shack, Inc., Class A *	94,677	8,306,960
Six Flags Entertainment Corp.	231,064	7,950,912
Strategic Education, Inc.	55,087	4,493,997
Stride, Inc. *	105,872	15,060,292
Super Group SGHC Ltd.	371,783	3,018,878
Sweetgreen, Inc., Class A *	252,538	4,919,440
Target Hospitality Corp. *	82,173	558,776
Udemy, Inc. *	226,905	1,558,837
United Parks & Resorts, Inc. *	76,946	3,358,693
Universal Technical Institute, Inc. *	115,656	3,245,307
Xponential Fitness, Inc., Class A *	59,711	499,781
Zspace, Inc. *(a)	5,265	44,015
		186,317,610

Consumer Staples Distribution & Retail 1.2%
Andersons, Inc.	81,346	3,067,558
Chefs' Warehouse, Inc. *	88,152	5,022,019
Guardian Pharmacy Services, Inc., Class A *(a)	21,731	544,144
HF Foods Group, Inc. *	99,321	372,454
Ingles Markets, Inc., Class A	35,879	2,213,376
Natural Grocers by Vitamin Cottage, Inc.	23,477	1,177,606
PriceSmart, Inc.	62,219	6,314,606
SpartanNash Co.	83,753	1,661,660
Sprouts Farmers Market, Inc. *	250,491	42,833,961
United Natural Foods, Inc. *	145,889	3,896,695
Village Super Market, Inc., Class A	21,560	794,486
Weis Markets, Inc.	40,916	3,518,367
		71,416,932

Energy 4.5%
Aemetis, Inc. *(a)	85,177	107,323
Amplify Energy Corp. *	96,970	252,122
Archrock, Inc.	415,279	9,771,515
Ardmore Shipping Corp.	105,493	1,006,403
Aris Water Solutions, Inc., Class A	66,417	1,657,768
Atlas Energy Solutions, Inc., Class A	185,285	2,506,906
Berry Corp.	188,525	467,542
BKV Corp. *	35,925	651,320
Borr Drilling Ltd. *	586,492	997,036
Bristow Group, Inc. *	60,891	1,768,275
Cactus, Inc., Class A	166,121	6,302,631
California Resources Corp.	174,424	6,019,372
Centrus Energy Corp., Class A *	36,002	2,494,579
ChampionX Corp.	474,482	11,449,251
Clean Energy Fuels Corp. *	434,297	629,731
CNX Resources Corp. *	363,001	10,683,119
Comstock Resources, Inc. *	229,246	4,188,324
Core Laboratories, Inc.	116,203	1,321,228
Core Natural Resources, Inc.	130,816	9,446,223
Crescent Energy Co., Class A	411,471	3,406,980
CVR Energy, Inc.	85,130	1,605,552
Delek U.S. Holdings, Inc.	155,291	2,021,889
DHT Holdings, Inc.	334,908	3,580,167
Diversified Energy Co. PLC	117,979	1,464,119
DMC Global, Inc. *	50,035	324,727
Dorian LPG Ltd.	89,856	1,924,716
Drilling Tools International Corp. *	28,283	57,132
Empire Petroleum Corp. *	39,376	180,736
Encore Energy Corp. *	458,347	692,104
SECURITY	NUMBER OF SHARES	VALUE ($)
Energy Fuels, Inc. *(a)	465,374	2,103,490
Evolution Petroleum Corp.	79,550	333,315
Excelerate Energy, Inc., Class A	41,055	1,050,187
Expro Group Holdings NV *	236,093	1,952,489
FLEX LNG Ltd. (a)	75,716	1,786,140
Flowco Holdings, Inc., Class A *	48,630	939,532
Forum Energy Technologies, Inc. *	29,096	426,256
FutureFuel Corp.	65,415	268,856
Geospace Technologies Corp. *	29,596	190,598
Golar LNG Ltd.	246,271	10,467,749
Granite Ridge Resources, Inc.	129,613	623,439
Green Plains, Inc. *	155,524	556,776
Gulfport Energy Corp. *	31,502	5,434,095
Hallador Energy Co. *	62,109	873,563
Helix Energy Solutions Group, Inc. *	358,795	2,185,062
Helmerich & Payne, Inc.	244,434	4,617,358
HighPeak Energy, Inc. (a)	37,489	300,287
Infinity Natural Resources, Inc., Class A *	32,147	493,456
Innovex International, Inc. *	87,672	1,323,847
International Seaways, Inc.	100,538	3,414,270
Kinetik Holdings, Inc., Class A	94,969	3,926,018
Kodiak Gas Services, Inc.	112,103	3,812,623
Kosmos Energy Ltd. *	1,165,015	1,794,123
Liberty Energy, Inc., Class A	392,823	4,517,464
Magnolia Oil & Gas Corp., Class A	431,051	8,849,477
Mammoth Energy Services, Inc. *	59,935	151,636
Murphy Oil Corp.	345,326	7,089,543
Nabors Industries Ltd. *	22,960	616,246
NACCO Industries, Inc., Class A	10,473	365,508
Natural Gas Services Group, Inc. *	27,080	486,628
NextDecade Corp. *	285,946	2,138,876
Noble Corp. PLC	331,283	7,202,092
Nordic American Tankers Ltd.	512,772	1,312,696
Northern Oil & Gas, Inc.	244,316	5,936,879
NPK International, Inc. *	209,361	1,210,107
Oceaneering International, Inc. *	250,795	4,451,611
Oil States International, Inc. *	152,379	534,850
Par Pacific Holdings, Inc. *	134,988	1,933,028
Patterson-UTI Energy, Inc.	965,517	5,445,516
PBF Energy, Inc., Class A	249,482	4,286,101
Peabody Energy Corp.	303,141	3,740,760
Prairie Operating Co. *(a)	9,873	40,084
PrimeEnergy Resources Corp. *	1,690	287,080
ProFrac Holding Corp., Class A *(a)	53,241	220,950
ProPetro Holding Corp. *	217,805	1,084,669
Ranger Energy Services, Inc., Class A	38,592	427,985
REX American Resources Corp. *	38,527	1,530,292
Riley Exploration Permian, Inc.	27,822	686,647
Ring Energy, Inc. *	367,098	325,286
RPC, Inc.	211,781	1,001,724
Sable Offshore Corp. *	125,227	2,336,736
SandRidge Energy, Inc.	80,972	737,655
Scorpio Tankers, Inc.	110,913	4,180,311
SEACOR Marine Holdings, Inc. *	58,515	285,553
Seadrill Ltd. *	161,954	3,326,535
Select Water Solutions, Inc.	227,126	1,935,114
SFL Corp. Ltd.	324,152	2,664,529
Sitio Royalties Corp., Class A	197,126	3,343,257
SM Energy Co.	285,114	6,497,748
Solaris Energy Infrastructure, Inc.	75,663	1,599,516
Talos Energy, Inc. *	359,668	2,474,516
Teekay Corp. Ltd.	136,127	981,476
Teekay Tankers Ltd., Class A	59,382	2,527,892
TETRA Technologies, Inc. *	315,707	899,765
Tidewater, Inc. *	121,031	4,380,112
Transocean Ltd. *	1,811,267	3,857,999
Uranium Energy Corp. *	1,021,671	5,363,773
Ur-Energy, Inc. *	894,107	672,905
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VAALCO Energy, Inc.	258,985	846,881
Valaris Ltd. *	152,961	4,942,170
Verde Clean Fuels, Inc. *	7,966	26,845
Vital Energy, Inc. *	71,218	1,009,871
Vitesse Energy, Inc.	63,766	1,304,015
W&T Offshore, Inc. (a)	252,857	290,786
World Kinect Corp.	142,261	3,569,328
		261,781,342

Equity Real Estate Investment Trusts (REITs) 5.6%
Acadia Realty Trust	290,728	5,552,905
Alexander & Baldwin, Inc.	180,599	3,102,691
Alexander's, Inc.	5,346	1,103,414
Alpine Income Property Trust, Inc.	31,294	483,492
American Assets Trust, Inc.	118,616	2,221,678
American Healthcare REIT, Inc.	378,194	12,208,102
Apartment Investment & Management Co., Class A	345,387	2,732,011
Apple Hospitality REIT, Inc.	568,010	6,685,478
Armada Hoffler Properties, Inc.	196,114	1,327,692
Braemar Hotels & Resorts, Inc.	162,019	302,975
Brandywine Realty Trust	421,057	1,667,386
Broadstone Net Lease, Inc.	469,777	7,600,992
BRT Apartments Corp.	28,748	444,732
CareTrust REIT, Inc.	467,698	13,689,520
CBL & Associates Properties, Inc.	54,642	1,282,448
Centerspace	41,146	2,483,573
Chatham Lodging Trust	120,728	829,401
City Office REIT, Inc.	95,115	483,184
Clipper Realty, Inc.	32,924	118,526
Community Healthcare Trust, Inc.	67,867	1,159,168
COPT Defense Properties	280,401	7,321,270
CTO Realty Growth, Inc.	72,018	1,315,769
Curbline Properties Corp.	235,679	5,394,692
DiamondRock Hospitality Co.	515,224	3,781,744
Diversified Healthcare Trust	537,870	1,215,586
Douglas Emmett, Inc.	400,699	5,541,667
Easterly Government Properties, Inc.	98,636	1,989,488
Elme Communities	219,317	3,414,766
Empire State Realty Trust, Inc., Class A	340,117	2,421,633
Essential Properties Realty Trust, Inc.	436,250	14,034,162
Farmland Partners, Inc.	109,664	1,103,220
Four Corners Property Trust, Inc.	240,365	6,718,202
Franklin Street Properties Corp.	246,322	389,189
FrontView REIT, Inc.	36,720	456,797
Getty Realty Corp.	125,464	3,511,737
Gladstone Commercial Corp.	109,211	1,543,151
Gladstone Land Corp.	84,384	837,933
Global Medical REIT, Inc.	153,449	1,187,695
Global Net Lease, Inc.	499,128	3,768,416
Hudson Pacific Properties, Inc.	340,871	698,786
Independence Realty Trust, Inc.	562,185	10,923,255
Industrial Logistics Properties Trust	160,604	420,782
Innovative Industrial Properties, Inc.	69,925	3,797,627
InvenTrust Properties Corp.	192,326	5,358,202
JBG SMITH Properties	203,541	2,845,503
Kite Realty Group Trust	540,085	11,692,840
LTC Properties, Inc.	111,065	3,983,902
LXP Industrial Trust	721,185	5,690,150
Macerich Co.	621,229	9,107,217
National Health Investors, Inc.	108,992	8,247,425
NET Lease Office Properties *	37,089	1,121,200
NETSTREIT Corp.	203,431	3,309,822
NexPoint Diversified Real Estate Trust	85,349	299,575
NexPoint Residential Trust, Inc.	55,282	2,060,913
One Liberty Properties, Inc.	39,618	966,679
Orion Properties, Inc.	140,696	257,474
SECURITY	NUMBER OF SHARES	VALUE ($)
Outfront Media, Inc.	358,421	5,422,910
Paramount Group, Inc.	456,289	1,957,480
Peakstone Realty Trust	89,847	1,034,139
Pebblebrook Hotel Trust	297,114	2,688,882
Phillips Edison & Co., Inc.	305,433	10,598,525
Piedmont Office Realty Trust, Inc., Class A	307,667	1,818,312
Plymouth Industrial REIT, Inc.	99,318	1,476,859
Postal Realty Trust, Inc., Class A	55,395	733,430
PotlatchDeltic Corp.	195,766	7,515,457
RLJ Lodging Trust	373,917	2,621,158
Ryman Hospitality Properties, Inc.	145,849	12,827,420
Sabra Health Care REIT, Inc.	588,390	10,502,761
Safehold, Inc.	128,951	2,030,978
Saul Centers, Inc.	26,021	850,887
Service Properties Trust	407,150	732,870
SITE Centers Corp.	118,405	1,401,915
SL Green Realty Corp.	178,480	9,389,833
Strawberry Fields REIT, Inc.	22,553	237,258
Summit Hotel Properties, Inc.	257,581	1,048,355
Sunstone Hotel Investors, Inc.	497,794	4,151,602
Tanger, Inc.	268,682	8,466,170
Terreno Realty Corp.	245,435	13,825,353
UMH Properties, Inc.	179,969	3,180,052
Uniti Group, Inc.	603,128	2,967,390
Universal Health Realty Income Trust	31,935	1,220,236
Urban Edge Properties	312,495	5,646,785
Veris Residential, Inc.	195,816	3,039,064
Whitestone REIT	123,192	1,606,424
Xenia Hotels & Resorts, Inc.	253,442	2,706,761
		323,907,103

Financial Services 6.7%
Acacia Research Corp. *	95,107	293,881
Acadian Asset Management, Inc.	67,362	1,814,732
Advanced Flower Capital, Inc.	45,415	250,237
AG Mortgage Investment Trust, Inc.	71,760	468,593
Alerus Financial Corp.	55,561	1,104,553
AlTi Global, Inc. *	84,187	288,761
Angel Oak Mortgage REIT, Inc.	30,456	287,809
Apollo Commercial Real Estate Finance, Inc.	346,006	3,242,076
Arbor Realty Trust, Inc. (a)	456,933	5,268,437
Ares Commercial Real Estate Corp.	135,305	550,691
ARMOUR Residential REIT, Inc.	140,097	2,307,398
Artisan Partners Asset Management, Inc., Class A	156,308	5,780,270
Atlanticus Holdings Corp. *	13,563	743,524
AvidXchange Holdings, Inc. *	431,491	3,508,022
B Riley Financial, Inc. (a)	49,131	143,954
Banco Latinoamericano de Comercio Exterior SA, Class E	68,134	2,609,532
BGC Group, Inc., Class A	884,967	8,017,801
Blackstone Mortgage Trust, Inc., Class A	432,300	8,235,315
Bread Financial Holdings, Inc.	123,376	5,854,191
BrightSpire Capital, Inc., Class A	321,049	1,608,455
Burford Capital Ltd.	499,139	6,778,308
Cannae Holdings, Inc.	139,766	2,475,256
Cantaloupe, Inc. *	146,264	1,170,112
Cass Information Systems, Inc.	33,414	1,361,286
Chicago Atlantic Real Estate Finance, Inc.	43,844	634,423
Chimera Investment Corp.	199,296	2,459,313
Claros Mortgage Trust, Inc.	219,693	540,445
Cohen & Steers, Inc.	68,236	5,207,772
Compass Diversified Holdings	165,343	2,842,246
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Portfolio Services, Inc. *	19,828	183,012
Dave, Inc. *	20,106	1,906,451
Diamond Hill Investment Group, Inc.	6,508	819,878
DigitalBridge Group, Inc.	394,421	3,313,136
Donnelley Financial Solutions, Inc. *	69,778	3,363,300
Dynex Capital, Inc.	209,446	2,582,469
Ellington Financial, Inc.	218,830	2,851,355
Enact Holdings, Inc.	70,918	2,538,155
Encore Capital Group, Inc. *	57,972	1,994,237
Enova International, Inc. *	63,244	5,805,167
Essent Group Ltd.	259,481	14,772,253
EVERTEC, Inc.	158,034	5,363,674
Federal Agricultural Mortgage Corp., Class C	22,689	3,978,062
FirstCash Holdings, Inc.	95,787	12,831,627
Flywire Corp. *	300,000	2,823,000
Forge Global Holdings, Inc. *	20,769	300,943
Franklin BSP Realty Trust, Inc.	203,714	2,318,265
GCM Grosvenor, Inc., Class A	107,814	1,351,988
Granite Point Mortgage Trust, Inc.	117,851	232,166
Green Dot Corp., Class A *	132,126	1,105,895
HA Sustainable Infrastructure Capital, Inc.	292,741	7,312,670
Hamilton Lane, Inc., Class A	98,592	15,231,478
International Money Express, Inc. *	75,003	931,537
Invesco Mortgage Capital, Inc. (a)	151,010	1,106,903
Jackson Financial, Inc., Class A	181,863	14,168,946
KKR Real Estate Finance Trust, Inc.	145,292	1,343,951
Ladder Capital Corp., Class A	281,660	2,940,530
LendingClub Corp. *	274,225	2,679,178
LendingTree, Inc. *	24,798	1,279,329
MarketWise, Inc.	4,889	66,686
Marqeta, Inc., Class A *	1,161,873	4,856,629
Medallion Financial Corp.	46,008	404,870
Merchants Bancorp	44,944	1,351,916
MFA Financial, Inc.	253,184	2,486,267
Moelis & Co., Class A	175,896	9,424,508
Mr. Cooper Group, Inc. *	156,892	18,671,717
Navient Corp.	186,156	2,304,611
NCR Atleos Corp. *	179,024	4,998,350
Nelnet, Inc., Class A	35,395	3,755,056
NerdWallet, Inc., Class A *	87,631	785,174
New York Mortgage Trust, Inc.	223,513	1,312,021
NewtekOne, Inc.	61,092	635,357
Nexpoint Real Estate Finance, Inc.	20,605	301,451
NMI Holdings, Inc., Class A *	195,497	7,071,126
Onity Group, Inc. *	15,797	592,545
Open Lending Corp., Class A *	249,341	309,183
OppFi, Inc. (a)	47,193	441,255
Orchid Island Capital, Inc.	196,806	1,407,163
P10, Inc., Class A	100,410	1,111,539
Pagseguro Digital Ltd., Class A *	457,154	4,585,255
Patria Investments Ltd., Class A	144,798	1,517,483
Payoneer Global, Inc. *	672,381	4,726,838
Paysafe Ltd. *	79,722	1,214,166
Paysign, Inc. *	82,062	196,949
PennyMac Financial Services, Inc.	66,627	6,492,135
PennyMac Mortgage Investment Trust	215,887	2,771,989
Perella Weinberg Partners, Class A	129,172	2,217,883
Piper Sandler Cos.	43,202	10,416,866
PJT Partners, Inc., Class A	58,036	8,224,282
PRA Group, Inc. *	96,537	1,766,627
Priority Technology Holdings, Inc. *	53,554	388,802
PROG Holdings, Inc.	101,968	2,687,876
Radian Group, Inc.	370,495	11,833,610
Ready Capital Corp.	400,972	1,784,325
Redwood Trust, Inc.	325,301	2,020,119
Regional Management Corp.	20,741	683,001
SECURITY	NUMBER OF SHARES	VALUE ($)
Remitly Global, Inc. *	371,833	7,518,463
Repay Holdings Corp., Class A *	213,706	854,824
Seven Hills Realty Trust	30,974	369,520
Sezzle, Inc. *	34,629	1,798,977
Silvercrest Asset Management Group, Inc., Class A	23,605	361,157
StepStone Group, Inc., Class A	165,604	8,281,856
StoneCo Ltd., Class A *	712,372	10,015,950
StoneX Group, Inc. *	109,336	9,683,343
Sunrise Realty Trust, Inc.	25,253	271,722
SWK Holdings Corp.	7,728	108,888
TPG RE Finance Trust, Inc.	146,582	1,119,886
Two Harbors Investment Corp.	257,638	3,058,163
Upstart Holdings, Inc. *	199,228	9,523,098
Value Line, Inc.	1,790	73,211
Velocity Financial, Inc. *	22,819	407,776
Victory Capital Holdings, Inc., Class A	102,057	5,846,846
Virtus Investment Partners, Inc.	16,646	2,556,659
Walker & Dunlop, Inc.	80,116	6,132,079
Waterstone Financial, Inc.	39,240	474,804
WisdomTree, Inc.	334,437	2,909,602
World Acceptance Corp. *	8,407	1,085,512
		391,544,914

Food, Beverage & Tobacco 1.5%
Alico, Inc.	17,884	510,409
B&G Foods, Inc.	191,578	1,319,972
Beyond Meat, Inc. *(a)	150,618	373,533
BRC, Inc., Class A *	136,302	310,769
Calavo Growers, Inc.	41,574	1,148,274
Cal-Maine Foods, Inc.	109,493	10,223,361
Dole PLC	186,216	2,828,621
Forafric Global PLC *(a)	11,701	96,065
Fresh Del Monte Produce, Inc.	84,023	2,857,622
Hain Celestial Group, Inc. *	222,907	677,637
Ispire Technology, Inc. *	46,503	128,348
J&J Snack Foods Corp.	37,854	4,905,500
John B Sanfilippo & Son, Inc.	22,202	1,471,327
Lancaster Colony Corp.	48,693	7,926,247
Lifeway Foods, Inc. *	11,732	277,814
Limoneira Co.	41,908	629,877
Mama's Creations, Inc. *	81,373	537,062
MGP Ingredients, Inc.	35,654	1,050,723
Mission Produce, Inc. *	107,991	1,131,206
National Beverage Corp.	58,131	2,581,016
Primo Brands Corp.	495,715	16,195,009
Seneca Foods Corp., Class A *	11,529	1,034,036
Simply Good Foods Co. *	229,609	8,291,181
SunOpta, Inc. *	232,114	1,002,732
TreeHouse Foods, Inc. *	115,986	2,701,314
Turning Point Brands, Inc.	42,524	2,610,123
Universal Corp.	59,641	3,475,281
Utz Brands, Inc.	163,206	2,169,008
Vita Coco Co., Inc. *	97,731	3,230,010
Vital Farms, Inc. *	84,456	2,891,773
Westrock Coffee Co. *(a)	87,346	506,607
WK Kellogg Co.	162,891	2,920,636
		88,013,093

Health Care Equipment & Services 6.3%
Accuray, Inc. *	241,749	374,711
AdaptHealth Corp., Class A *	253,654	2,158,596
Addus HomeCare Corp. *	43,230	4,519,696
agilon health, Inc. *	766,886	3,266,934
AirSculpt Technologies, Inc. *(a)	33,787	73,318
Alignment Healthcare, Inc. *	248,332	4,400,443
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alphatec Holdings, Inc. *	258,280	2,835,914
AMN Healthcare Services, Inc. *	95,018	1,941,218
AngioDynamics, Inc. *	97,429	905,115
Anteris Technologies Global Corp. *	35,748	176,953
Ardent Health Partners, Inc. *	59,440	756,671
Artivion, Inc. *	99,207	2,350,214
Astrana Health, Inc. *	106,922	3,332,759
AtriCure, Inc. *	117,688	3,520,048
Avanos Medical, Inc. *	112,605	1,413,193
Aveanna Healthcare Holdings, Inc. *	129,013	594,750
Axogen, Inc. *	105,099	1,709,961
Beta Bionics, Inc. *(a)	31,715	350,451
Bioventus, Inc., Class A *	94,651	691,899
BrightSpring Health Services, Inc. *	135,960	2,383,379
Brookdale Senior Living, Inc. *	475,982	3,122,442
Castle Biosciences, Inc. *	65,636	1,316,002
Ceribell, Inc. *	30,861	496,553
Cerus Corp. *	452,049	596,705
Community Health Systems, Inc. *	316,285	863,458
Concentra Group Holdings Parent, Inc.	273,120	5,940,360
CONMED Corp.	76,649	3,764,232
CorVel Corp. *	66,255	7,205,894
Cross Country Healthcare, Inc. *	77,920	1,055,816
CVRx, Inc. *	36,095	264,215
Definitive Healthcare Corp., Class A *	130,696	355,493
DocGo, Inc. *	248,926	555,105
Embecta Corp.	145,332	1,771,597
Enhabit, Inc. *	124,267	992,893
Ensign Group, Inc.	138,006	17,801,394
Evolent Health, Inc., Class A *	288,291	2,842,549
Fractyl Health, Inc. *(a)	80,664	102,443
Fulgent Genetics, Inc. *	51,104	886,654
GeneDx Holdings Corp. *	31,697	2,118,944
Glaukos Corp. *	121,726	11,472,675
Guardant Health, Inc. *	297,447	14,048,422
Haemonetics Corp. *	123,616	7,790,280
Health Catalyst, Inc. *	149,879	592,022
HealthEquity, Inc. *	213,354	18,288,705
HealthStream, Inc.	60,378	2,030,512
Hims & Hers Health, Inc. *	480,700	15,911,170
ICU Medical, Inc. *	53,410	7,295,272
InfuSystem Holdings, Inc. *	46,723	220,533
Inmode Ltd. *	163,911	2,311,145
Innovage Holding Corp. *	52,185	163,339
Inogen, Inc. *	60,805	433,540
Integer Holdings Corp. *	82,968	10,479,688
Integra LifeSciences Holdings Corp. *	168,058	2,754,471
iRadimed Corp.	20,245	1,061,040
iRhythm Technologies, Inc. *	77,847	8,321,066
Joint Corp. *	28,727	287,557
Lantheus Holdings, Inc. *	171,219	17,864,990
LeMaitre Vascular, Inc.	50,325	4,566,490
LifeMD, Inc. *	93,205	685,989
LifeStance Health Group, Inc. *	346,876	2,278,975
LivaNova PLC *	135,330	5,007,210
Merit Medical Systems, Inc. *	142,295	13,439,763
ModivCare, Inc. *(a)	26,786	31,875
Nano-X Imaging Ltd. *(a)	138,015	694,215
National HealthCare Corp.	31,029	2,931,930
National Research Corp.	37,610	427,250
Neogen Corp. *	540,201	2,728,015
NeoGenomics, Inc. *	316,892	2,026,524
NeuroPace, Inc. *	34,881	407,759
Novocure Ltd. *	264,224	4,793,023
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	113,357	3,543,540
OPKO Health, Inc. *	787,622	1,086,918
SECURITY	NUMBER OF SHARES	VALUE ($)
OptimizeRx Corp. *	46,224	421,563
Option Care Health, Inc. *	426,608	13,783,704
OraSure Technologies, Inc. *	180,886	540,849
Orchestra BioMed Holdings, Inc. *	58,779	174,574
Orthofix Medical, Inc. *	84,670	1,177,760
OrthoPediatrics Corp. *	40,989	853,391
Owens & Minor, Inc. *	189,560	1,338,294
PACS Group, Inc. *	98,357	947,178
Pediatrix Medical Group, Inc. *	213,903	2,755,071
Pennant Group, Inc. *	80,657	2,066,432
Performant Healthcare, Inc. *	178,970	422,369
Phreesia, Inc. *	139,060	3,470,938
Privia Health Group, Inc. *	255,990	6,010,645
PROCEPT BioRobotics Corp. *	110,547	5,967,327
Progyny, Inc. *	185,952	4,247,144
Pulmonx Corp. *	93,850	453,296
Pulse Biosciences, Inc. *(a)	45,489	774,223
Quipt Home Medical Corp. *	87,829	188,832
RadNet, Inc. *	164,617	8,622,638
RxSight, Inc. *	91,712	1,350,001
Sanara Medtech, Inc. *	9,702	309,882
Schrodinger, Inc. *	138,458	3,548,679
Select Medical Holdings Corp.	268,603	4,899,319
Semler Scientific, Inc. *(a)	17,106	553,037
SI-BONE, Inc. *	102,718	1,402,101
Sight Sciences, Inc. *	92,855	283,208
Simulations Plus, Inc.	39,787	1,366,683
Sonida Senior Living, Inc. *	11,270	261,689
STAAR Surgical Co. *	123,175	2,249,175
Stereotaxis, Inc. *	146,393	292,786
Surgery Partners, Inc. *	190,745	4,186,853
Surmodics, Inc. *	34,592	968,922
Tactile Systems Technology, Inc. *	58,963	832,558
Talkspace, Inc. *	301,983	927,088
Tandem Diabetes Care, Inc. *	163,717	2,758,631
Teladoc Health, Inc. *	427,667	3,074,926
TransMedics Group, Inc. *	81,667	7,514,181
Treace Medical Concepts, Inc. *	119,878	848,736
U.S. Physical Therapy, Inc.	37,292	2,651,834
UFP Technologies, Inc. *	18,074	3,769,152
Utah Medical Products, Inc.	7,870	407,273
Varex Imaging Corp. *	96,106	799,602
Viemed Healthcare, Inc. *	83,493	590,296
Waystar Holding Corp. *	196,316	7,297,066
Zimvie, Inc. *	67,683	613,208
Zynex, Inc. *	44,713	74,224
		363,832,213

Household & Personal Products 0.6%
Beauty Health Co. *	180,895	179,357
Central Garden & Pet Co. *	23,315	782,451
Central Garden & Pet Co., Class A *	127,191	3,761,038
Edgewell Personal Care Co.	119,117	3,639,024
Energizer Holdings, Inc.	178,402	4,823,990
Herbalife Ltd. *	250,239	1,801,721
Honest Co., Inc. *	207,368	993,293
Interparfums, Inc.	45,222	4,938,243
Medifast, Inc. *	27,979	367,644
Nature's Sunshine Products, Inc. *	32,466	399,981
Nu Skin Enterprises, Inc., Class A	124,696	789,326
Oil-Dri Corp. of America	24,066	1,012,938
Olaplex Holdings, Inc. *	343,251	449,659
USANA Health Sciences, Inc. *	28,192	791,913
Waldencast PLC, Class A *	64,895	176,514
WD-40 Co.	33,924	7,746,885
		32,653,977

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 2.3%
Ambac Financial Group, Inc. *	113,001	901,748
American Coastal Insurance Corp., Class C	59,867	684,280
AMERISAFE, Inc.	47,370	2,202,231
Baldwin Insurance Group, Inc., Class A *	168,088	6,995,823
Bowhead Specialty Holdings, Inc. *	39,597	1,591,403
CNO Financial Group, Inc.	253,939	9,634,446
Crawford & Co., Class A	36,600	406,992
Donegal Group, Inc., Class A	39,507	764,460
Employers Holdings, Inc.	61,323	2,979,685
Enstar Group Ltd. *	31,510	10,537,259
F&G Annuities & Life, Inc.	46,328	1,612,678
Fidelis Insurance Holdings Ltd.	122,827	2,008,221
Genworth Financial, Inc., Class A *	1,055,252	7,239,029
GoHealth, Inc., Class A *	12,060	126,992
Goosehead Insurance, Inc., Class A	55,773	5,421,693
Greenlight Capital Re Ltd., Class A *	67,116	880,226
Hamilton Insurance Group Ltd., Class B *	103,076	1,906,906
HCI Group, Inc.	20,537	3,004,563
Heritage Insurance Holdings, Inc. *	56,749	1,072,556
Hippo Holdings, Inc. *	48,780	1,127,794
Horace Mann Educators Corp.	102,031	4,238,368
Investors Title Co.	3,593	830,666
James River Group Holdings Ltd.	97,146	462,415
Kingsway Financial Services, Inc. *	30,090	260,279
Lemonade, Inc. *	130,023	3,799,272
Maiden Holdings Ltd. *	227,151	318,011
MBIA, Inc. *	109,301	512,622
Mercury General Corp.	66,437	3,681,939
NI Holdings, Inc. *	18,872	235,900
Oscar Health, Inc., Class A *	507,048	6,596,694
Palomar Holdings, Inc. *	64,685	9,380,619
ProAssurance Corp. *	127,011	2,947,925
Root, Inc., Class A *	21,570	3,012,682
Safety Insurance Group, Inc.	36,635	2,802,577
Selective Insurance Group, Inc.	151,253	13,193,799
Selectquote, Inc. *	334,743	1,061,135
SiriusPoint Ltd. *	233,981	3,930,881
Skyward Specialty Insurance Group, Inc. *	92,157	4,892,615
Stewart Information Services Corp.	67,136	4,396,065
Tiptree, Inc.	62,361	1,391,274
Trupanion, Inc. *	82,005	3,001,383
United Fire Group, Inc.	52,245	1,445,619
Universal Insurance Holdings, Inc.	58,880	1,427,251
		134,918,976

Materials 3.9%
AdvanSix, Inc.	64,056	1,372,080
Alpha Metallurgical Resources, Inc. *	27,269	3,309,093
American Vanguard Corp.	66,623	281,149
Ardagh Metal Packaging SA	359,792	1,334,828
Arq, Inc. *	74,883	283,807
ASP Isotopes, Inc. *(a)	134,653	710,968
Aspen Aerogels, Inc. *	153,378	828,241
Avient Corp.	224,979	7,494,050
Balchem Corp.	80,388	12,584,741
Cabot Corp.	131,920	10,360,997
Caledonia Mining Corp. PLC	40,524	533,701
Carpenter Technology Corp.	119,622	23,399,259
Century Aluminum Co. *	131,224	2,153,386
Clearwater Paper Corp. *	40,022	1,074,991
Coeur Mining, Inc. *	1,555,570	8,633,414
Commercial Metals Co.	283,332	12,619,607
Compass Minerals International, Inc. *	85,054	1,143,126
SECURITY	NUMBER OF SHARES	VALUE ($)
Constellium SE, Class A *	323,383	3,269,402
Contango ORE, Inc. *	26,486	372,393
Core Molding Technologies, Inc. *	19,715	303,217
Critical Metals Corp. *(a)	17,306	27,863
Dakota Gold Corp. *	170,234	459,632
Ecovyst, Inc. *	287,139	1,717,091
Greif, Inc., Class A	74,930	3,932,326
Hawkins, Inc.	47,985	5,843,613
HB Fuller Co.	136,381	7,370,029
Hecla Mining Co.	1,487,480	8,508,386
i-80 Gold Corp. *	800,989	491,967
Ingevity Corp. *	90,364	2,980,205
Innospec, Inc.	61,853	5,534,606
Intrepid Potash, Inc. *	27,066	894,261
Ivanhoe Electric, Inc. *	210,063	1,323,397
Kaiser Aluminum Corp.	39,585	2,551,649
Knife River Corp. *	141,283	13,193,007
Koppers Holdings, Inc.	48,607	1,218,091
Kronos Worldwide, Inc.	52,742	406,641
Lifezone Metals Ltd. *(a)	94,868	339,627
LSB Industries, Inc. *	134,436	857,702
MAC Copper Ltd., Class A *	133,004	1,195,706
Materion Corp.	51,103	4,242,060
Mativ Holdings, Inc.	135,775	693,810
Metallus, Inc. *	102,516	1,296,827
Minerals Technologies, Inc.	78,677	4,058,946
Myers Industries, Inc.	91,589	961,685
Northern Technologies International Corp.	18,519	137,967
Novagold Resources, Inc. *	604,530	2,557,162
O-I Glass, Inc. *	384,422	4,866,783
Olympic Steel, Inc.	24,655	795,124
Orion SA	141,771	1,706,923
Perimeter Solutions, Inc. *	332,037	3,363,535
Perpetua Resources Corp. *	104,433	1,538,298
Piedmont Lithium, Inc. *(a)	46,799	350,057
PureCycle Technologies, Inc. *	308,015	2,066,781
Quaker Chemical Corp.	34,310	3,634,801
Radius Recycling, Inc., Class A	65,847	1,931,293
Ramaco Resources, Inc., Class A	77,795	784,174
Ranpak Holdings Corp., Class A *	110,128	452,626
Rayonier Advanced Materials, Inc. *	156,977	668,722
Ryerson Holding Corp.	67,158	1,570,154
Sensient Technologies Corp.	104,902	9,855,543
Smith-Midland Corp. *	11,301	338,917
SSR Mining, Inc. *	503,513	5,357,378
Stepan Co.	53,277	2,693,685
SunCoke Energy, Inc.	209,439	1,897,517
Sylvamo Corp.	86,305	5,145,504
Tredegar Corp. *	64,362	500,093
TriMas Corp.	101,048	2,430,204
Tronox Holdings PLC	293,781	1,589,355
U.S. Lime & Minerals, Inc.	26,116	2,442,107
Valhi, Inc.	6,412	110,543
Warrior Met Coal, Inc.	129,214	6,179,013
Worthington Steel, Inc.	81,075	2,080,385
		229,206,221

Media & Entertainment 1.8%
Advantage Solutions, Inc. *	261,505	350,417
AMC Entertainment Holdings, Inc., Class A *(a)	1,007,846	2,690,949
AMC Networks, Inc., Class A *	78,919	505,082
Atlanta Braves Holdings, Inc., Class C *	152,748	6,088,535
Boston Omaha Corp., Class A *	61,303	952,036
Bumble, Inc., Class A *	206,054	869,548
Cable One, Inc.	13,998	3,741,245
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cardlytics, Inc. *	103,916	149,639
Cargurus, Inc. *	215,222	6,017,607
Cars.com, Inc. *	160,625	1,869,675
Cinemark Holdings, Inc.	274,792	8,219,029
Clear Channel Outdoor Holdings, Inc. *	890,501	876,431
EchoStar Corp., Class A *	303,356	6,819,443
Emerald Holding, Inc.	35,934	141,221
Entravision Communications Corp., Class A	151,520	277,282
Eventbrite, Inc., Class A *	204,061	432,609
EverQuote, Inc., Class A *	61,891	1,469,292
EW Scripps Co., Class A *	154,623	310,792
fuboTV, Inc. *	822,244	2,466,732
Gambling.com Group Ltd. *	41,763	537,490
Gannett Co., Inc. *	351,240	1,123,968
Getty Images Holdings, Inc. *(a)	245,792	469,463
Golden Matrix Group, Inc. *	54,047	101,608
Gray Media, Inc.	211,172	707,426
Grindr, Inc. *	61,566	1,352,605
Ibotta, Inc., Class A *	38,619	1,884,607
iHeartMedia, Inc., Class A *	260,396	268,208
IMAX Corp. *	106,630	2,594,308
Integral Ad Science Holding Corp. *	181,590	1,283,841
John Wiley & Sons, Inc., Class A	97,743	4,265,504
Lions Gate Entertainment Corp., Class A *	426,379	3,786,246
LiveOne, Inc. *	181,284	159,240
Madison Square Garden Entertainment Corp., Class A *	98,802	3,205,137
Magnite, Inc. *	312,162	3,711,606
Marcus Corp.	57,925	944,757
MediaAlpha, Inc., Class A *	74,707	627,539
National CineMedia, Inc. *	173,687	995,226
Nextdoor Holdings, Inc. *	421,803	620,050
Outbrain, Inc. *	93,864	332,279
Playstudios, Inc. *	208,131	264,326
PubMatic, Inc., Class A *	100,867	985,471
QuinStreet, Inc. *	134,185	2,350,921
Reservoir Media, Inc. *	48,007	360,052
Scholastic Corp.	58,412	1,053,168
Shutterstock, Inc.	59,927	956,435
Sinclair, Inc.	79,467	1,144,325
Sphere Entertainment Co. *	67,032	1,826,622
Stagwell, Inc., Class A *	220,538	1,230,602
System1, Inc. *	54,967	31,760
TechTarget, Inc. *	67,399	537,170
TEGNA, Inc.	400,070	6,493,136
Thryv Holdings, Inc. *	93,690	1,283,553
Townsquare Media, Inc., Class A	34,693	229,668
TrueCar, Inc. *	203,987	303,941
Vimeo, Inc. *	360,394	1,816,386
Vivid Seats, Inc., Class A *	189,650	532,916
Webtoon Entertainment, Inc. *(a)	38,519	346,671
WideOpenWest, Inc. *	122,559	536,808
Yelp, Inc., Class A *	157,873	5,538,185
Ziff Davis, Inc. *	104,598	3,088,779
ZipRecruiter, Inc., Class A *	177,372	915,240
		105,044,807

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
2seventy bio, Inc. *	122,039	608,975
4D Molecular Therapeutics, Inc. *	109,166	367,889
89bio, Inc. *	279,504	2,241,622
Absci Corp. *(a)	204,853	628,899
ACADIA Pharmaceuticals, Inc. *	296,911	4,334,901
ACELYRIN, Inc. *	186,030	459,494
Achieve Life Sciences, Inc. *	81,283	211,336
SECURITY	NUMBER OF SHARES	VALUE ($)
Acrivon Therapeutics, Inc. *	28,192	39,469
Actinium Pharmaceuticals, Inc. *	97,604	148,358
Acumen Pharmaceuticals, Inc. *	116,902	132,099
Adaptive Biotechnologies Corp. *	288,871	2,126,091
ADC Therapeutics SA *	194,258	277,789
ADMA Biologics, Inc. *	571,197	13,594,489
Adverum Biotechnologies, Inc. *	49,021	159,808
Aerovate Therapeutics, Inc.	839	7,967
Agenus, Inc. *(a)	63,685	184,050
Agios Pharmaceuticals, Inc. *	140,663	4,176,284
Akebia Therapeutics, Inc. *	538,160	1,296,966
Akero Therapeutics, Inc. *	185,695	8,469,549
Akoya Biosciences, Inc. *(a)	63,002	75,602
Aldeyra Therapeutics, Inc. *	118,897	315,077
Alector, Inc. *	196,054	235,265
Alkermes PLC *	400,579	11,524,658
Allogene Therapeutics, Inc. *	326,033	547,735
Altimmune, Inc. *(a)	178,682	938,081
Alto Neuroscience, Inc. *	50,956	126,880
Alumis, Inc. *	52,337	216,675
ALX Oncology Holdings, Inc. *	78,090	42,169
Amicus Therapeutics, Inc. *	727,997	5,591,017
Amneal Pharmaceuticals, Inc. *	395,920	3,032,747
Amphastar Pharmaceuticals, Inc. *	93,729	2,287,925
AnaptysBio, Inc. *	53,687	1,192,925
Anavex Life Sciences Corp. *(a)	187,672	1,782,884
ANI Pharmaceuticals, Inc. *	45,993	3,257,224
Anika Therapeutics, Inc. *	31,356	455,603
Annexon, Inc. *	250,633	466,177
Apogee Therapeutics, Inc. *	94,014	3,690,049
Applied Therapeutics, Inc. *	230,581	94,354
Aquestive Therapeutics, Inc. *	182,802	534,696
Arbutus Biopharma Corp. *	367,281	1,303,848
Arcellx, Inc. *	108,964	7,077,212
Arcturus Therapeutics Holdings, Inc. *	57,801	740,431
Arcus Biosciences, Inc. *	134,350	1,175,563
Arcutis Biotherapeutics, Inc. *	267,766	3,992,391
Ardelyx, Inc. *	586,131	3,226,651
ArriVent Biopharma, Inc. *	70,125	1,490,858
Arrowhead Pharmaceuticals, Inc. *	296,199	4,114,204
ARS Pharmaceuticals, Inc. *(a)	123,260	1,721,942
Artiva Biotherapeutics, Inc. *(a)	47,877	114,426
Arvinas, Inc. *	159,725	1,536,554
Astria Therapeutics, Inc. *	112,638	581,212
Atea Pharmaceuticals, Inc. *	193,033	569,447
Atossa Therapeutics, Inc. *	342,582	307,604
Aura Biosciences, Inc. *	113,104	659,396
Aurinia Pharmaceuticals, Inc. *	333,079	2,744,571
Avadel Pharmaceuticals PLC *	229,851	2,043,375
Avidity Biosciences, Inc. *	282,753	9,231,885
Avita Medical, Inc. *	64,215	622,243
Axsome Therapeutics, Inc. *	91,621	10,288,122
Beam Therapeutics, Inc. *	227,322	4,530,527
Bicara Therapeutics, Inc. *(a)	48,540	697,520
BioAge Labs, Inc. *	29,376	123,379
BioCryst Pharmaceuticals, Inc. *	513,838	4,547,466
Biohaven Ltd. *	213,130	4,714,436
BioLife Solutions, Inc. *	89,146	2,149,310
Biomea Fusion, Inc. *(a)	65,244	137,012
Biote Corp., Class A *	68,623	228,515
Black Diamond Therapeutics, Inc. *	94,740	161,058
Bluebird Bio, Inc. *	23,235	94,799
Blueprint Medicines Corp. *	158,097	14,149,681
Boundless Bio, Inc. *	40,458	71,206
Bridgebio Pharma, Inc. *	349,584	13,410,042
C4 Therapeutics, Inc. *	143,626	235,547
Cabaletta Bio, Inc. *	109,260	144,223
CAMP4 Therapeutics Corp. *(a)	16,685	29,532
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Candel Therapeutics, Inc. *(a)	68,880	338,201
Capricor Therapeutics, Inc. *(a)	90,380	1,147,826
Cardiff Oncology, Inc. *(a)	140,873	385,992
CareDx, Inc. *	127,577	2,153,500
Cargo Therapeutics, Inc. *	84,023	383,985
Caribou Biosciences, Inc. *	201,072	171,092
Cartesian Therapeutics, Inc. *(a)	24,810	297,720
Cassava Sciences, Inc. *(a)	97,334	151,841
Catalyst Pharmaceuticals, Inc. *	281,602	6,840,113
Celcuity, Inc. *	81,565	908,634
Celldex Therapeutics, Inc. *	160,583	3,344,944
Century Therapeutics, Inc. *	108,037	58,513
CervoMed, Inc. *(a)	12,722	115,261
CG oncology, Inc. *	134,777	3,630,892
Cibus, Inc. *	55,142	118,555
Climb Bio, Inc. *	70,093	93,925
Codexis, Inc. *	204,375	470,063
Cogent Biosciences, Inc. *	230,958	1,203,291
Coherus Biosciences, Inc. *	288,709	297,370
Collegium Pharmaceutical, Inc. *	80,282	2,167,213
Compass Therapeutics, Inc. *	255,113	474,510
Conduit Pharmaceuticals, Inc. *	531	296
Contineum Therapeutics, Inc., Class A *	25,234	103,712
Corbus Pharmaceuticals Holdings, Inc. *	28,093	209,855
Corcept Therapeutics, Inc. *	201,051	14,451,546
CorMedix, Inc. *	151,916	1,396,108
Crinetics Pharmaceuticals, Inc. *	228,266	7,621,802
CryoPort, Inc. *	109,871	613,080
Cullinan Therapeutics, Inc. *	131,262	1,086,849
Cytek Biosciences, Inc. *	293,059	1,087,249
Cytokinetics, Inc. *	284,314	12,180,012
Day One Biopharmaceuticals, Inc. *	135,892	1,057,240
Denali Therapeutics, Inc. *	309,028	5,145,316
Design Therapeutics, Inc. *	80,332	390,414
Dianthus Therapeutics, Inc. *	59,026	1,289,718
Disc Medicine, Inc. *	57,054	2,819,609
Dynavax Technologies Corp. *	327,352	3,846,386
Dyne Therapeutics, Inc. *	208,260	2,455,385
Edgewise Therapeutics, Inc. *	183,681	3,012,368
Editas Medicine, Inc. *	198,750	327,938
Elevation Oncology, Inc. *	181,694	67,517
Enanta Pharmaceuticals, Inc. *	48,739	296,821
Enliven Therapeutics, Inc. *	91,514	1,733,275
Entrada Therapeutics, Inc. *	59,851	546,440
Erasca, Inc. *	447,980	654,051
Esperion Therapeutics, Inc. *(a)	458,446	458,171
Evolus, Inc. *	138,159	1,575,013
EyePoint Pharmaceuticals, Inc. *	163,018	1,111,783
Fate Therapeutics, Inc. *	243,831	312,104
Fennec Pharmaceuticals, Inc. *(a)	61,146	369,322
Fibrobiologics, Inc. *	69,732	78,100
Foghorn Therapeutics, Inc. *	66,114	277,679
Fulcrum Therapeutics, Inc. *	130,506	502,448
Galectin Therapeutics, Inc. *(a)	22,913	31,391
Generation Bio Co. *	120,426	52,157
Geron Corp. *	1,470,717	2,073,711
Greenwich Lifesciences, Inc. *(a)	16,290	164,529
Gyre Therapeutics, Inc. *(a)	16,429	160,347
Halozyme Therapeutics, Inc. *	310,176	19,051,010
Harmony Biosciences Holdings, Inc. *	94,565	2,786,831
Harrow, Inc. *	76,037	1,883,436
Harvard Bioscience, Inc. *	98,883	35,232
Heron Therapeutics, Inc. *(a)	290,903	703,985
HilleVax, Inc. *	75,596	146,656
Humacyte, Inc. *(a)	222,358	322,419
Ideaya Biosciences, Inc. *	214,396	4,315,791
IGM Biosciences, Inc. *	36,233	50,183
ImmunityBio, Inc. *(a)	379,473	952,477
SECURITY	NUMBER OF SHARES	VALUE ($)
Immunome, Inc. *	175,927	1,546,398
Immunovant, Inc. *	145,211	2,345,158
Inhibrx Biosciences, Inc. *	30,013	370,060
Inmune Bio, Inc. *(a)	34,986	274,990
Innoviva, Inc. *	137,583	2,571,426
Inovio Pharmaceuticals, Inc. *	87,418	169,591
Inozyme Pharma, Inc. *	122,279	140,621
Insmed, Inc. *	428,686	30,865,392
Intellia Therapeutics, Inc. *	251,774	2,233,235
Invivyd, Inc. *	186,680	117,646
Iovance Biotherapeutics, Inc. *	681,928	2,448,122
Ironwood Pharmaceuticals, Inc., Class A *	340,139	317,112
iTeos Therapeutics, Inc. *	67,647	490,441
Janux Therapeutics, Inc. *	78,477	2,605,436
Jasper Therapeutics, Inc. *	26,648	146,298
KalVista Pharmaceuticals, Inc. *	96,493	1,328,709
Keros Therapeutics, Inc. *	82,207	1,187,069
Kiniksa Pharmaceuticals International PLC *	95,387	2,572,587
Kodiak Sciences, Inc. *	85,066	370,888
Korro Bio, Inc. *	15,141	268,753
Krystal Biotech, Inc. *	61,711	10,483,465
Kura Oncology, Inc. *	183,588	1,204,337
Kymera Therapeutics, Inc. *	116,734	4,000,474
Kyverna Therapeutics, Inc. *	62,142	143,548
Larimar Therapeutics, Inc. *	100,457	266,211
LENZ Therapeutics, Inc. *	31,518	898,736
Lexeo Therapeutics, Inc. *	56,174	220,764
Lexicon Pharmaceuticals, Inc. *(a)	271,000	198,047
Lifecore Biomedical, Inc. *	61,019	412,488
Ligand Pharmaceuticals, Inc. *	44,433	4,881,409
Lineage Cell Therapeutics, Inc. *	435,010	217,070
Liquidia Corp. *	158,475	2,213,896
Lyell Immunopharma, Inc. *	380,074	180,611
Lyra Therapeutics, Inc. *	111,609	13,259
MacroGenics, Inc. *	158,259	274,579
Madrigal Pharmaceuticals, Inc. *	44,698	14,925,109
MannKind Corp. *	670,491	3,379,275
Maravai LifeSciences Holdings, Inc., Class A *	280,650	566,913
MaxCyte, Inc. *	266,316	756,337
Maze Therapeutics, Inc. *(a)	21,145	195,591
MBX Biosciences, Inc. *(a)	30,122	315,980
MediWound Ltd. *(a)	22,468	397,796
MeiraGTx Holdings PLC *	116,027	822,631
Mersana Therapeutics, Inc. *	280,631	121,485
Mesa Laboratories, Inc.	12,941	1,491,450
Metagenomi, Inc. *(a)	65,753	113,753
Metsera, Inc. *(a)	38,715	933,419
MiMedx Group, Inc. *	293,014	2,015,936
Mind Medicine MindMed, Inc. *	182,693	1,167,408
Mineralys Therapeutics, Inc. *	71,604	1,017,493
Mirum Pharmaceuticals, Inc. *	98,543	4,281,693
Monte Rosa Therapeutics, Inc. *	104,570	513,439
Myriad Genetics, Inc. *	223,455	1,655,802
Nautilus Biotechnology, Inc. *	115,231	79,348
Nektar Therapeutics, Class A *	449,765	357,788
Neumora Therapeutics, Inc. *	201,871	157,419
Neurogene, Inc. *	28,730	430,950
Niagen Bioscience, Inc. *	124,113	974,287
Nkarta, Inc. *	137,605	291,723
Novavax, Inc. *	383,693	2,559,232
Nurix Therapeutics, Inc. *	187,150	2,157,839
Nuvalent, Inc., Class A *	87,192	6,691,986
Nuvation Bio, Inc. *	446,308	1,004,193
Ocugen, Inc. *	731,017	546,216
Ocular Therapeutix, Inc. *	392,287	3,255,982
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Olema Pharmaceuticals, Inc. *	103,752	535,360
Omeros Corp., Class B *	138,629	1,018,923
OmniAb, Inc. *	237,037	402,963
Organogenesis Holdings, Inc., Class A *	171,895	844,004
ORIC Pharmaceuticals, Inc. *	154,367	881,436
Outlook Therapeutics, Inc. *(a)	36,029	56,566
Ovid therapeutics, Inc. *	135,487	44,318
Pacific Biosciences of California, Inc. *(a)	688,844	764,617
Pacira BioSciences, Inc. *	113,717	3,058,987
PepGen, Inc. *(a)	40,037	62,858
Perspective Therapeutics, Inc. *	129,433	317,111
Phathom Pharmaceuticals, Inc. *	98,943	424,465
Phibro Animal Health Corp., Class A	50,021	930,891
Pliant Therapeutics, Inc. *	138,926	220,892
Praxis Precision Medicines, Inc. *	42,622	1,604,292
Precigen, Inc. *	326,609	509,510
Prelude Therapeutics, Inc. *	33,475	32,126
Prestige Consumer Healthcare, Inc. *	123,256	10,012,085
Prime Medicine, Inc. *(a)	134,070	231,941
ProKidney Corp. *(a)	268,198	237,516
Protagonist Therapeutics, Inc. *	147,962	6,779,619
Prothena Corp. PLC *	105,063	966,580
PTC Therapeutics, Inc. *	189,542	9,446,773
Puma Biotechnology, Inc. *	107,859	342,992
Pyxis Oncology, Inc. *	115,237	126,761
Q32 Bio, Inc. *(a)	14,190	22,704
Quanterix Corp. *	87,575	504,432
Quantum-Si, Inc. *(a)	290,760	331,466
Rapport Therapeutics, Inc. *	43,110	493,610
RAPT Therapeutics, Inc. *	70,946	65,753
Recursion Pharmaceuticals, Inc., Class A *(a)	623,843	3,487,282
REGENXBIO, Inc. *	116,551	1,120,055
Regulus Therapeutics, Inc. *(a)	162,276	1,294,962
Relay Therapeutics, Inc. *	314,416	1,047,005
Renovaro, Inc. *	277,727	99,898
Replimune Group, Inc. *	169,295	1,655,705
Revolution Medicines, Inc. *	423,404	17,097,054
Rhythm Pharmaceuticals, Inc. *	136,308	8,885,919
Rigel Pharmaceuticals, Inc. *	43,773	856,200
Rocket Pharmaceuticals, Inc. *	191,710	1,462,747
Sage Therapeutics, Inc. *	135,877	990,543
Sana Biotechnology, Inc. *(a)	335,124	636,736
Savara, Inc. *(a)	300,583	961,866
Scholar Rock Holding Corp. *	199,480	6,564,887
Scilex Holding Co. *	4,217	19,990
scPharmaceuticals, Inc. *	95,047	242,370
Septerna, Inc. *(a)	44,612	310,500
Sera Prognostics, Inc., Class A *	69,228	203,530
Shattuck Labs, Inc. *	93,258	92,232
SIGA Technologies, Inc.	115,428	637,163
Skye Bioscience, Inc. *(a)	51,299	111,832
Soleno Therapeutics, Inc. *	63,479	4,752,038
Solid Biosciences, Inc. *	58,331	193,076
SpringWorks Therapeutics, Inc. *	171,253	7,929,014
Spyre Therapeutics, Inc. *	98,787	1,504,526
Standard BioTools, Inc. *	731,901	812,410
Stoke Therapeutics, Inc. *	90,024	878,634
Summit Therapeutics, Inc. *(a)	228,174	5,503,557
Supernus Pharmaceuticals, Inc. *	124,593	4,046,781
Sutro Biopharma, Inc. *	199,901	209,896
Syndax Pharmaceuticals, Inc. *	204,215	2,889,642
Tango Therapeutics, Inc. *	114,407	161,314
Tarsus Pharmaceuticals, Inc. *	92,403	4,796,640
Taysha Gene Therapies, Inc. *(a)	441,522	856,553
Telomir Pharmaceuticals, Inc. *(a)	46,406	118,335
Tenaya Therapeutics, Inc. *	130,192	61,841
Terns Pharmaceuticals, Inc. *	179,165	591,245
SECURITY	NUMBER OF SHARES	VALUE ($)
Tevogen Bio Holdings, Inc. *(a)	49,581	51,068
TG Therapeutics, Inc. *	347,135	15,798,114
Theravance Biopharma, Inc. *	93,101	909,597
Third Harmonic Bio, Inc. *	55,272	285,756
Tourmaline Bio, Inc. *	56,978	980,591
Travere Therapeutics, Inc. *	208,709	4,343,234
Trevi Therapeutics, Inc. *	184,366	1,273,969
TScan Therapeutics, Inc. *	90,837	145,793
Twist Bioscience Corp. *	147,074	5,635,876
Tyra Biosciences, Inc. *	49,890	513,867
Upstream Bio, Inc. *	44,644	413,403
UroGen Pharma Ltd. *	96,116	1,118,790
Vanda Pharmaceuticals, Inc. *	141,730	639,202
Vaxcyte, Inc. *	308,984	11,073,987
Ventyx Biosciences, Inc. *	143,315	190,609
Vera Therapeutics, Inc., Class A *	112,441	2,627,746
Veracyte, Inc. *	193,280	5,895,040
Verastem, Inc. *	96,538	723,070
Vericel Corp. *	121,840	4,632,357
Verrica Pharmaceuticals, Inc. *	99,505	46,190
Veru, Inc. *	310,246	168,060
Verve Therapeutics, Inc. *	178,588	1,012,594
Vir Biotechnology, Inc. *	227,653	1,393,236
Viridian Therapeutics, Inc. *	184,806	2,504,121
Voyager Therapeutics, Inc. *	112,343	399,941
WaVe Life Sciences Ltd. *	242,133	1,869,267
Werewolf Therapeutics, Inc. *	95,712	86,361
X4 Pharmaceuticals, Inc. *	16,050	69,176
XBiotech, Inc. *	56,878	172,909
Xencor, Inc. *	166,454	1,834,323
Xeris Biopharma Holdings, Inc. *	347,364	1,587,453
XOMA Royalty Corp. *	20,270	487,291
Y-mAbs Therapeutics, Inc. *	90,297	383,762
Zenas Biopharma, Inc. *(a)	37,010	428,576
Zentalis Pharmaceuticals, Inc. *	142,515	202,371
Zevra Therapeutics, Inc. *	134,823	988,253
Zura Bio Ltd., Class A *(a)	120,080	184,923
Zymeworks, Inc. *	135,923	1,768,358
		627,753,231

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	39,667
Anywhere Real Estate, Inc. *	240,619	832,542
Compass, Inc., Class A *	917,797	7,085,393
Cushman & Wakefield PLC *	568,142	5,323,490
eXp World Holdings, Inc.	205,193	1,879,568
Forestar Group, Inc. *	47,438	913,656
FRP Holdings, Inc. *	32,712	869,648
Kennedy-Wilson Holdings, Inc.	282,674	1,809,114
Marcus & Millichap, Inc.	57,987	1,762,805
Maui Land & Pineapple Co., Inc. *	17,964	278,981
Newmark Group, Inc., Class A	327,188	3,595,796
Offerpad Solutions, Inc. *	25,044	27,799
Opendoor Technologies, Inc. *	1,593,492	1,208,345
RE/MAX Holdings, Inc., Class A *	43,474	332,576
Real Brokerage, Inc. *	248,064	1,093,962
Redfin Corp. *	303,836	2,889,480
RMR Group, Inc., Class A	37,988	557,664
St. Joe Co.	89,471	3,786,413
Star Holdings *	31,054	209,304
Stratus Properties, Inc. *	12,884	204,469
Tejon Ranch Co. *	52,360	886,455
Transcontinental Realty Investors, Inc. *	2,933	84,353
		35,671,480

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 2.0%
ACM Research, Inc., Class A *	128,479	2,501,486
Aehr Test Systems *(a)	72,069	614,749
Alpha & Omega Semiconductor Ltd. *	58,786	1,106,940
Ambarella, Inc. *	95,783	4,596,626
Axcelis Technologies, Inc. *	81,080	3,971,298
CEVA, Inc. *	57,917	1,518,005
Cohu, Inc. *	113,993	1,823,888
Credo Technology Group Holding Ltd. *	352,669	15,182,401
Diodes, Inc. *	113,177	4,345,997
Everspin Technologies, Inc. *	50,777	269,118
FormFactor, Inc. *	192,098	5,405,638
GCT Semiconductor Holding, Inc. *(a)	18,157	25,238
Ichor Holdings Ltd. *	82,900	1,639,762
Impinj, Inc. *	56,901	5,242,289
indie Semiconductor, Inc., Class A *(a)	425,617	846,978
Kulicke & Soffa Industries, Inc.	129,902	4,186,742
MaxLinear, Inc. *	197,376	1,971,786
Navitas Semiconductor Corp., Class A *	316,943	611,700
NVE Corp.	11,684	678,957
PDF Solutions, Inc. *	77,031	1,413,519
Penguin Solutions, Inc. *	129,729	2,214,474
Photronics, Inc. *	153,392	2,802,472
Power Integrations, Inc.	141,038	6,927,787
QuickLogic Corp. *(a)	32,609	186,197
Rambus, Inc. *	265,748	12,965,845
Rigetti Computing, Inc. *(a)	468,985	4,159,897
Semtech Corp. *	183,565	5,736,406
Silicon Laboratories, Inc. *	79,826	8,123,094
SiTime Corp. *	46,341	6,805,639
SkyWater Technology, Inc. *	66,581	472,059
Synaptics, Inc. *	98,230	5,467,482
Ultra Clean Holdings, Inc. *	110,209	2,061,459
Veeco Instruments, Inc. *	137,543	2,572,054
		118,447,982

Software & Services 6.5%
8x8, Inc. *	319,989	566,381
A10 Networks, Inc.	175,887	2,898,618
ACI Worldwide, Inc. *	262,240	13,993,126
Adeia, Inc.	269,956	3,323,158
Agilysys, Inc. *	55,991	4,162,931
Airship AI Holdings, Inc., Class A *(a)	20,619	80,208
Alarm.com Holdings, Inc. *	117,476	6,296,714
Alkami Technology, Inc. *	150,483	4,016,391
Amplitude, Inc., Class A *	193,885	1,781,803
Appian Corp., Class A *	100,140	3,109,347
Applied Digital Corp. *(a)	492,380	2,235,405
Arteris, Inc. *	73,384	488,737
Asana, Inc., Class A *	202,327	3,265,558
ASGN, Inc. *	107,630	5,422,399
AudioEye, Inc. *	20,671	224,280
Aurora Innovation, Inc. *	2,387,114	17,282,705
AvePoint, Inc. *	319,574	5,225,035
Backblaze, Inc., Class A *	117,554	517,238
BigBear.ai Holdings, Inc. *(a)	260,293	887,599
BigCommerce Holdings, Inc. *	179,008	927,261
Bit Digital, Inc. *	305,170	592,030
Blackbaud, Inc. *	97,663	5,912,518
BlackLine, Inc. *	145,405	6,867,478
Blend Labs, Inc., Class A *	595,919	1,996,329
Box, Inc., Class A *	350,364	10,938,364
Braze, Inc., Class A *	163,580	5,092,245
C3.ai, Inc., Class A *	279,007	6,140,944
Cerence, Inc. *	107,318	972,301
Cipher Mining, Inc. *	504,194	1,436,953
SECURITY	NUMBER OF SHARES	VALUE ($)
Cleanspark, Inc. *	684,924	5,595,829
Clear Secure, Inc., Class A	220,142	5,433,105
Clearwater Analytics Holdings, Inc., Class A *	492,384	11,196,812
Commvault Systems, Inc. *	108,528	18,138,285
Consensus Cloud Solutions, Inc. *	45,638	906,371
Core Scientific, Inc. *	442,509	3,584,323
Couchbase, Inc. *	101,810	1,795,928
CS Disco, Inc. *	69,330	258,601
Daily Journal Corp. *	3,432	1,300,659
Digimarc Corp. *	36,819	481,961
Digital Turbine, Inc. *	240,848	722,544
DigitalOcean Holdings, Inc. *	164,998	5,098,438
Domo, Inc., Class B *	88,446	657,154
D-Wave Quantum, Inc. *(a)	453,708	3,135,122
E2open Parent Holdings, Inc. *	503,412	991,722
eGain Corp. *	42,057	216,173
EverCommerce, Inc. *	53,631	523,439
Fastly, Inc., Class A *	329,981	1,897,391
Freshworks, Inc., Class A *	515,335	7,611,498
Grid Dynamics Holdings, Inc. *	152,783	2,163,407
Hackett Group, Inc.	62,745	1,602,507
Hut 8 Corp. *	202,210	2,489,205
I3 Verticals, Inc., Class A *	57,127	1,435,030
Information Services Group, Inc.	86,014	333,734
Intapp, Inc. *	132,882	7,210,177
InterDigital, Inc.	62,913	12,645,513
Jamf Holding Corp. *	206,427	2,388,360
Kaltura, Inc. *	239,894	515,772
Life360, Inc. *	26,227	1,125,138
LiveRamp Holdings, Inc. *	159,787	4,180,028
MARA Holdings, Inc. *	848,354	11,342,493
Meridianlink, Inc. *	81,848	1,384,050
Mitek Systems, Inc. *	111,709	924,951
N-able, Inc. *	178,276	1,258,629
NCR Voyix Corp. *	360,994	3,093,719
NextNav, Inc. *	198,069	2,460,017
Olo, Inc., Class A *	264,293	1,638,617
ON24, Inc. *	70,344	329,210
OneSpan, Inc.	93,688	1,393,141
Ooma, Inc. *	63,482	776,385
Pagaya Technologies Ltd., Class A *	89,275	978,454
PagerDuty, Inc. *	215,247	3,338,481
Porch Group, Inc. *	198,865	1,153,417
Progress Software Corp.	107,409	6,440,244
PROS Holdings, Inc. *	113,615	1,940,544
Q2 Holdings, Inc. *	146,372	11,599,981
Qualys, Inc. *	92,354	11,609,821
Rackspace Technology, Inc. *	179,029	243,479
Rapid7, Inc. *	156,546	3,697,617
Red Violet, Inc.	27,507	1,074,423
Rekor Systems, Inc. *(a)	186,060	195,363
ReposiTrak, Inc. (a)	29,236	631,498
Rimini Street, Inc. *	128,370	453,146
Riot Platforms, Inc. *	771,635	5,586,637
Roadzen, Inc. *	90,672	87,707
Sapiens International Corp. NV	76,273	2,089,118
SEMrush Holdings, Inc., Class A *	91,355	939,129
Silvaco Group, Inc. *	20,263	107,799
SoundHound AI, Inc., Class A *	806,883	7,495,943
SoundThinking, Inc. *	24,890	386,293
Sprinklr, Inc., Class A *	288,288	2,216,935
Sprout Social, Inc., Class A *	124,161	2,596,207
SPS Commerce, Inc. *	93,739	13,452,484
Telos Corp. *	132,103	360,641
Tenable Holdings, Inc. *	296,904	9,076,355
Terawulf, Inc. *	669,880	1,862,266
Tucows, Inc., Class A *	19,351	314,647
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unisys Corp. *	161,502	641,163
Varonis Systems, Inc., Class B *	274,244	11,748,613
Verint Systems, Inc. *	151,608	2,674,365
Vertex, Inc., Class A *	136,923	5,481,028
Viant Technology, Inc., Class A *	36,775	526,250
Weave Communications, Inc. *	100,915	1,069,699
WM Technology, Inc. *	218,931	282,421
Workiva, Inc., Class A *	127,212	9,575,247
Xperi, Inc. *	110,273	814,918
Yext, Inc. *	263,460	1,791,528
Zeta Global Holdings Corp., Class A *	443,454	5,791,509
		377,214,864

Technology Hardware & Equipment 4.0%
908 Devices, Inc. *(a)	61,582	334,390
ADTRAN Holdings, Inc. *	194,568	1,490,391
Advanced Energy Industries, Inc.	93,182	9,076,859
Aeva Technologies, Inc. *	57,793	410,908
Applied Optoelectronics, Inc. *	106,469	1,361,738
Arlo Technologies, Inc. *	243,983	2,398,353
Aviat Networks, Inc. *	28,882	507,168
Badger Meter, Inc.	73,084	16,138,409
Bel Fuse, Inc., Class B	30,011	1,973,823
Belden, Inc.	100,883	10,402,046
Benchmark Electronics, Inc.	88,555	2,880,694
Calix, Inc. *	147,615	6,038,930
Clearfield, Inc. *	29,966	859,125
Climb Global Solutions, Inc.	10,498	1,106,489
CommScope Holding Co., Inc. *	530,766	1,985,065
CompoSecure, Inc., Class A	61,535	676,270
Corsair Gaming, Inc. *	111,892	792,195
CPI Card Group, Inc. *	11,771	307,694
CTS Corp.	74,842	2,849,983
Daktronics, Inc. *	101,079	1,282,692
Diebold Nixdorf, Inc. *	62,712	2,780,023
Digi International, Inc. *	90,420	2,459,424
Eastman Kodak Co. *	148,833	936,160
ePlus, Inc. *	65,406	4,078,718
Evolv Technologies Holdings, Inc. *	328,416	1,441,746
Extreme Networks, Inc. *	320,935	4,223,505
Fabrinet *	90,684	18,595,661
FARO Technologies, Inc. *	46,762	1,375,270
Harmonic, Inc. *	274,064	2,461,095
Immersion Corp.	77,717	561,894
Insight Enterprises, Inc. *	67,768	9,370,959
IonQ, Inc. *	505,346	13,876,801
Itron, Inc. *	112,357	12,504,211
Kimball Electronics, Inc. *	61,450	881,193
Knowles Corp. *	215,924	3,398,644
Lightwave Logic, Inc. *	291,673	259,618
Methode Electronics, Inc.	89,230	559,472
MicroVision, Inc. *(a)	515,832	582,890
Mirion Technologies, Inc., Class A *	514,557	8,119,709
Napco Security Technologies, Inc.	88,146	2,014,136
NETGEAR, Inc. *	69,360	1,672,963
NetScout Systems, Inc. *	172,103	3,617,605
nLight, Inc. *	115,364	889,456
Novanta, Inc. *	89,266	10,610,157
OSI Systems, Inc. *	39,513	8,089,892
Ouster, Inc. *	119,429	887,357
PAR Technology Corp. *	83,440	4,872,896
PC Connection, Inc.	28,723	1,781,975
Plexus Corp. *	66,751	8,172,325
Powerfleet, Inc. NJ *	247,729	1,248,554
Ribbon Communications, Inc. *	225,081	722,510
Richardson Electronics Ltd.	29,832	258,345
Rogers Corp. *	46,667	2,884,487
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanmina Corp. *	133,654	10,263,291
ScanSource, Inc. *	58,127	1,917,610
SmartRent, Inc. *	441,417	420,715
TTM Technologies, Inc. *	250,501	5,015,030
Turtle Beach Corp. *	40,713	470,235
Viasat, Inc. *	306,951	2,845,436
Viavi Solutions, Inc. *	546,320	5,780,066
Vishay Intertechnology, Inc.	310,220	4,029,758
Vishay Precision Group, Inc. *	29,522	736,279
Xerox Holdings Corp.	287,226	1,266,667
		231,807,960

Telecommunication Services 0.8%
Anterix, Inc. *	25,155	750,877
AST SpaceMobile, Inc., Class A *(a)	333,691	7,744,968
ATN International, Inc.	25,681	454,297
Bandwidth, Inc., Class A *	62,144	771,829
Cogent Communications Holdings, Inc.	109,277	5,939,205
Globalstar, Inc. *	121,355	2,332,443
Gogo, Inc. *	164,163	1,242,714
IDT Corp., Class B	38,173	1,918,193
Liberty Latin America Ltd., Class C *	401,062	2,205,841
Lumen Technologies, Inc. *	2,520,129	8,921,257
Shenandoah Telecommunications Co.	120,539	1,342,804
Spok Holdings, Inc.	45,062	646,189
Telephone & Data Systems, Inc.	245,539	9,205,257
		43,475,874

Transportation 1.1%
Allegiant Travel Co.	38,785	1,820,180
ArcBest Corp.	58,471	3,421,723
Blade Air Mobility, Inc. *	143,435	380,103
Costamare, Inc.	106,475	993,412
Covenant Logistics Group, Inc., Class A	40,999	815,880
Forward Air Corp. *	62,551	920,751
Frontier Group Holdings, Inc. *	103,954	309,783
FTAI Infrastructure, Inc.	251,910	1,088,251
Genco Shipping & Trading Ltd.	105,521	1,367,552
Golden Ocean Group Ltd. (a)	303,634	2,344,054
Heartland Express, Inc.	115,185	875,406
Hertz Global Holdings, Inc. *(a)	304,486	2,076,595
Himalaya Shipping Ltd. *	72,404	377,949
Hub Group, Inc., Class A	148,650	4,695,853
JetBlue Airways Corp. *	775,030	3,379,131
Joby Aviation, Inc. *	1,076,993	6,785,056
Marten Transport Ltd.	144,723	1,858,243
Matson, Inc.	81,551	8,896,399
PAMT Corp. *	15,938	222,654
Pangaea Logistics Solutions Ltd.	92,906	374,411
Proficient Auto Logistics, Inc. *	51,253	425,912
Radiant Logistics, Inc. *	89,770	525,154
RXO, Inc. *	395,712	5,575,582
Safe Bulkers, Inc.	151,320	512,975
Sky Harbour Group Corp. *(a)	29,070	310,177
SkyWest, Inc. *	98,627	8,794,570
Sun Country Airlines Holdings, Inc. *	98,521	965,506
Universal Logistics Holdings, Inc.	16,781	364,819
Werner Enterprises, Inc.	153,051	3,774,238
Wheels Up Experience, Inc. *(a)	211,028	242,682
		64,495,001

Utilities 3.2%
ALLETE, Inc.	144,534	9,465,532
American States Water Co.	93,906	7,616,716
Avista Corp.	197,395	8,185,971
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Black Hills Corp.	178,860	10,892,574
Brookfield Infrastructure Corp., Class A	298,537	11,177,225
Cadiz, Inc. *	101,979	289,620
California Water Service Group	147,891	7,490,679
Chesapeake Utilities Corp.	56,122	7,389,584
Consolidated Water Co. Ltd.	37,251	865,713
Genie Energy Ltd., Class B	32,192	475,476
Global Water Resources, Inc.	30,342	316,467
Hawaiian Electric Industries, Inc. *	431,356	4,529,238
MGE Energy, Inc.	90,760	8,206,519
Middlesex Water Co.	44,068	2,781,572
Montauk Renewables, Inc. *	159,117	334,146
New Jersey Resources Corp.	247,975	12,135,897
Northwest Natural Holding Co.	99,334	4,281,295
Northwestern Energy Group, Inc.	153,444	8,935,044
ONE Gas, Inc.	140,118	11,000,664
Ormat Technologies, Inc.	143,584	10,424,198
Otter Tail Corp.	102,634	8,147,087
Portland General Electric Co.	258,762	10,899,055
Pure Cycle Corp. *	50,167	496,653
RGC Resources, Inc.	20,545	430,829
SJW Group	82,986	4,708,626
Southwest Gas Holdings, Inc.	151,518	10,941,115
Spire, Inc.	141,340	10,818,164
Sunnova Energy International, Inc. *	262,216	49,428
TXNM Energy, Inc.	223,934	11,913,289
Unitil Corp.	39,728	2,330,444
York Water Co.	35,890	1,263,328
		188,792,148
Total Common Stocks (Cost $4,628,597,786)		5,790,034,861

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(b)	265,512	597,410
GTx, Inc. CVR *(b)	592	607
Jounce Therapeutics, Inc. CVR *(b)	100,774	3,023
SECURITY	NUMBER OF SHARES	VALUE ($)
Tobira Therapeutics, Inc. CVR *(b)	14,029	39,702
		713,740
Total Rights (Cost $44,006)		713,740

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (c)(d)	80,570,838	80,570,838
Total Short-Term Investments (Cost $80,570,838)		80,570,838
Total Investments in Securities (Cost $4,709,212,630)		5,871,319,439

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/20/25	364	35,850,360	503,613

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $76,669,731.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended April 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at April 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/25	BALANCE OF SHARES HELD AT 4/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$—	$88,962	$—	$—	($261,803 )	$—	—	$27,028

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	1,878,473	26,500	—	—	(689,387)	—	—	10,641
Total	$1,878,473	$115,462	$—	$—	($951,190 )	$—		$37,669
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,805,406,930	$—	$—	$4,805,406,930
Banks	620,789,244	—	6,474	620,795,718
Health Care Equipment & Services	363,832,213	—	0 *	363,832,213
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	713,740	713,740
Short-Term Investments[1]	80,570,838	—	—	80,570,838
Futures Contracts[2]	503,613	—	—	503,613
Total	$5,871,102,838	$—	$720,214	$5,871,823,052

*	Level 3 amount shown includes securities determined to have no value at April 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $4,709,212,630) including securities on loan of $76,669,731		$5,871,319,439
Cash		9,516,464
Deposit with broker for futures contracts		3,073,235
Receivables:
Investments sold		19,290,660
Fund shares sold		5,935,351
Dividends		1,818,903
Income from securities on loan	+	320,059
Total assets		5,911,274,111

Liabilities
Collateral held for securities on loan		80,570,838
Payables:
Fund shares redeemed		2,971,395
Investments bought		252,306
Variation margin on futures contracts		226,098
Investment adviser fees	+	183,625
Total liabilities		84,204,262
Net assets		$5,827,069,849

Net Assets by Source
Capital received from investors		$5,126,950,252
Total distributable earnings	+	700,119,597
Net assets		$5,827,069,849

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,827,069,849		184,434,074		$31.59

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2024 through April 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $136,302)		$45,301,118
Other Interest		264,263
Dividends received from securities - affiliated issuers		37,669
Securities on loan, net	+	1,980,433
Total investment income		47,583,483

Expenses
Investment adviser fees		1,265,185
Total expenses	–	1,265,185
Net investment income		46,318,298

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		5,199,523
Net realized losses on futures contracts	+	(7,443,193)
Net realized losses		(2,243,670)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(951,190)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(672,269,682)
Net change in unrealized appreciation (depreciation) on futures contracts	+	814,840
Net change in unrealized appreciation (depreciation)	+	(672,406,032)
Net realized and unrealized losses		(674,649,702)
Decrease in net assets resulting from operations		($628,331,404 )
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/24-4/30/25		11/1/23-10/31/24
Net investment income		$46,318,298	$83,748,510
Net realized gains (losses)		(2,243,670)	228,783,465
Net change in unrealized appreciation (depreciation)	+	(672,406,032)	1,335,031,226
Increase (decrease) in net assets resulting from operations		($628,331,404 )	$1,647,563,201

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($105,904,769 )	($86,736,454 )

TRANSACTIONS IN FUND SHARES
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,262,186	$734,577,602	38,304,539	$1,258,012,921
Shares reinvested		2,137,076	80,247,227	2,232,953	67,256,541
Shares redeemed	+	(16,588,529)	(583,103,365)	(43,772,659)	(1,437,652,600)
Net transactions in fund shares		6,810,733	$231,721,464	(3,235,167)	($112,383,138 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		177,623,341	$6,329,584,558	180,858,508	$4,881,140,949
Total increase (decrease)	+	6,810,733	(502,514,709)	(3,235,167)	1,448,443,609
End of period		184,434,074	$5,827,069,849	177,623,341	$6,329,584,558
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 4/30/25*	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$96.95	$71.29	$66.82	$81.64	$57.62	$53.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.65	1.22	1.13	1.05	1.00	1.07
Net realized and unrealized gains (losses)	(2.76)	25.58	4.39	(14.67)	24.10	4.21
Total from investment operations	(2.11)	26.80	5.52	(13.62)	25.10	5.28
Less distributions:
Distributions from net investment income	(1.23)	(1.14)	(1.05)	(0.96)	(1.08)	(0.94)
Distributions from net realized gains	—	—	—	(0.24)	—	(0.14)
Total distributions	(1.23)	(1.14)	(1.05)	(1.20)	(1.08)	(1.08)
Net asset value at end of period	$93.61	$96.95	$71.29	$66.82	$81.64	$57.62
Total return	(2.29%)[2]	37.98%	8.38%	(16.94%)	44.01%	9.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%	0.03%[4]	0.03%[4]	0.03%	0.03%
Net investment income (loss)	1.33%[3]	1.39%	1.58%	1.44%	1.37%	1.96%
Portfolio turnover rate	1%[2]	2%	2%	2%	3%	4%
Net assets, end of period (x 1,000,000)	$25,637	$25,665	$17,787	$16,046	$18,232	$11,487

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.8%
American Axle & Manufacturing Holdings, Inc. *	60,450	230,919
Aptiv PLC *	109,286	6,235,859
Autoliv, Inc.	33,857	3,156,488
BorgWarner, Inc.	105,903	3,005,527
Cooper-Standard Holdings, Inc. *	8,444	123,873
Dana, Inc.	64,236	882,603
Dorman Products, Inc. *	13,391	1,517,200
Ford Motor Co.	1,859,477	18,613,365
Fox Factory Holding Corp. *	18,890	383,656
Garrett Motion, Inc.	66,397	612,180
General Motors Co.	474,750	21,477,690
Gentex Corp.	108,849	2,370,731
Gentherm, Inc. *	14,378	373,972
Goodyear Tire & Rubber Co. *	143,485	1,561,117
Harley-Davidson, Inc.	56,679	1,270,743
Holley, Inc. *	27,094	58,252
LCI Industries	11,790	908,773
Lear Corp.	26,114	2,239,276
Lucid Group, Inc. *(a)	549,706	1,379,762
Luminar Technologies, Inc. *(a)	20,634	80,679
Mobileye Global, Inc., Class A *(a)	51,082	744,776
Modine Manufacturing Co. *	25,419	2,075,207
Motorcar Parts of America, Inc. *	10,000	89,100
Patrick Industries, Inc.	15,969	1,229,294
Phinia, Inc.	20,144	808,782
QuantumScape Corp., Class A *	197,718	773,077
Rivian Automotive, Inc., Class A *	350,193	4,783,636
Solid Power, Inc. *(a)	56,200	61,258
Standard Motor Products, Inc.	9,698	262,816
Stoneridge, Inc. *	11,655	44,988
Strattec Security Corp. *	1,500	49,980
Tesla, Inc. *	1,331,870	375,800,439
Thor Industries, Inc.	25,361	1,836,644
Visteon Corp. *	12,757	1,010,227
Winnebago Industries, Inc.	13,059	415,537
XPEL, Inc. *	9,832	281,589
		456,750,015

Banks 3.7%
1st Source Corp.	8,134	487,633
ACNB Corp.	5,076	212,735
Affinity Bancshares, Inc.	1,146	21,041
Amalgamated Financial Corp.	11,518	324,347
Amerant Bancorp, Inc.	19,131	322,166
Ameris Bancorp	30,743	1,801,540
Ames National Corp.	4,056	70,412
Arrow Financial Corp.	6,961	170,753
Associated Banc-Corp.	77,934	1,719,224
Atlantic Union Bankshares Corp.	63,229	1,751,443
Auburn National BanCorp, Inc.	800	15,744
Axos Financial, Inc. *	25,566	1,622,930
Banc of California, Inc.	65,552	883,641
BancFirst Corp.	9,480	1,116,934
Bancorp, Inc. *	23,768	1,148,232
Bank First Corp.	4,459	486,834
Bank of America Corp.	3,149,889	125,617,573
Bank of Hawaii Corp.	18,380	1,215,102
Bank of Marin Bancorp	6,631	136,068
Bank of the James Financial Group, Inc.	2,744	37,099
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank OZK	50,011	2,130,469
Bank7 Corp.	2,054	74,766
BankFinancial Corp.	3,213	39,488
BankUnited, Inc.	36,102	1,180,896
Bankwell Financial Group, Inc.	2,376	80,570
Banner Corp.	15,660	957,452
Bar Harbor Bankshares	5,903	174,965
BayCom Corp.	4,901	127,475
BCB Bancorp, Inc.	7,033	57,811
Berkshire Hills Bancorp, Inc.	24,410	606,100
Blue Foundry Bancorp *	9,742	90,990
Blue Ridge Bankshares, Inc. *	40,597	139,248
BOK Financial Corp.	10,921	1,017,510
Bridgewater Bancshares, Inc. *	8,542	131,461
Broadway Financial Corp. *	2,507	16,295
Brookline Bancorp, Inc.	38,717	404,205
Burke & Herbert Financial Services Corp.	6,104	341,275
Business First Bancshares, Inc.	15,152	349,254
BV Financial, Inc. *	5,000	76,750
Byline Bancorp, Inc.	14,729	376,179
C&F Financial Corp.	1,200	77,724
Cadence Bank	87,138	2,549,658
California BanCorp *	8,995	125,660
Camden National Corp.	8,027	309,200
Capital Bancorp, Inc.	5,770	182,274
Capital City Bank Group, Inc.	5,558	203,089
Capitol Federal Financial, Inc.	63,473	359,892
Carter Bankshares, Inc. *	9,825	150,421
Catalyst Bancorp, Inc. *	1,959	22,391
Cathay General Bancorp	35,165	1,466,029
CB Financial Services, Inc.	2,090	59,941
Central Pacific Financial Corp.	11,311	290,580
CF Bankshares, Inc.	2,505	57,565
Chemung Financial Corp.	1,306	57,908
ChoiceOne Financial Services, Inc.	3,747	106,527
Citigroup, Inc.	893,697	61,111,001
Citizens & Northern Corp.	5,947	114,480
Citizens Community Bancorp, Inc.	3,309	49,039
Citizens Financial Group, Inc.	209,242	7,718,937
Citizens Financial Services, Inc.	2,013	109,568
City Holding Co.	6,963	806,803
Civista Bancshares, Inc.	5,755	129,545
CNB Financial Corp.	8,219	180,407
Coastal Financial Corp. *	5,270	432,930
Colony Bankcorp, Inc.	7,200	111,744
Columbia Banking System, Inc.	98,774	2,214,513
Columbia Financial, Inc. *	14,396	193,914
Comerica, Inc.	63,346	3,404,847
Commerce Bancshares, Inc.	57,710	3,505,305
Community Financial System, Inc.	25,119	1,371,246
Community Trust Bancorp, Inc.	7,370	360,835
Community West Bancshares	6,826	119,455
ConnectOne Bancorp, Inc.	16,968	382,289
Cullen/Frost Bankers, Inc.	30,449	3,546,395
Customers Bancorp, Inc. *	14,966	748,300
CVB Financial Corp.	61,166	1,134,018
Dime Community Bancshares, Inc.	18,909	485,772
Eagle Bancorp Montana, Inc.	2,563	44,596
Eagle Bancorp, Inc.	13,609	244,282
Eagle Financial Services, Inc.	2,313	69,459
East West Bancorp, Inc.	66,299	5,671,879
Eastern Bankshares, Inc.	88,248	1,316,660
ECB Bancorp, Inc. *	4,412	71,783
Enterprise Bancorp, Inc.	3,412	126,926
Enterprise Financial Services Corp.	16,939	881,167
Equity Bancshares, Inc., Class A	6,351	244,450
Esquire Financial Holdings, Inc.	3,256	269,987
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ESSA Bancorp, Inc.	3,176	58,756
Evans Bancorp, Inc.	2,622	100,816
Farmers & Merchants Bancorp, Inc.	6,004	157,125
Farmers National Banc Corp.	14,833	193,422
FB Bancorp, Inc. *	10,000	112,500
FB Financial Corp.	17,225	733,096
Fidelity D&D Bancorp, Inc.	1,779	72,014
Fifth Third Bancorp	319,319	11,476,325
Financial Institutions, Inc.	9,261	235,137
Finward Bancorp	1,806	55,372
Finwise Bancorp *	4,562	68,977
First BanCorp	76,777	1,507,900
First Bancorp, Inc.	3,588	87,655
First Bancorp/Southern Pines NC	20,264	819,881
First Bank	9,056	130,225
First Busey Corp.	39,551	822,265
First Business Financial Services, Inc.	2,713	130,604
First Capital, Inc.	1,074	48,448
First Citizens BancShares, Inc., Class A	5,483	9,755,025
First Commonwealth Financial Corp.	47,600	729,232
First Community Bankshares, Inc.	8,451	318,434
First Community Corp.	3,520	82,720
First Financial Bancorp	44,725	1,035,384
First Financial Bankshares, Inc.	62,840	2,105,768
First Financial Corp.	4,167	205,850
First Foundation, Inc.	42,399	212,843
First Hawaiian, Inc.	61,009	1,394,666
First Horizon Corp.	248,932	4,500,691
First Internet Bancorp	3,435	73,028
First Interstate BancSystem, Inc., Class A	39,857	1,044,054
First Merchants Corp.	28,372	1,011,178
First Mid Bancshares, Inc.	9,125	305,049
First National Corp.	2,648	51,636
First Northwest Bancorp	3,416	35,185
First of Long Island Corp.	9,603	110,627
First Savings Financial Group, Inc.	2,389	63,643
First Seacoast Bancorp, Inc. *	3,389	37,381
First U.S. Bancshares, Inc.	4,841	60,512
First United Corp.	2,849	84,815
First Western Financial, Inc. *	2,786	58,757
Firstsun Capital Bancorp *	5,528	193,425
Five Star Bancorp	9,216	255,099
Flagstar Financial, Inc.	144,343	1,690,257
Flushing Financial Corp.	16,608	198,798
FNB Corp.	171,097	2,239,660
Franklin Financial Services Corp.	1,992	76,891
FS Bancorp, Inc.	3,171	123,986
Fulton Financial Corp.	85,085	1,419,218
FVCBankcorp, Inc. *	8,954	102,255
German American Bancorp, Inc.	17,793	674,533
Glacier Bancorp, Inc.	53,043	2,162,033
Great Southern Bancorp, Inc.	4,013	220,715
Greene County Bancorp, Inc.	3,212	71,467
Guaranty Bancshares, Inc.	3,536	139,531
Hancock Whitney Corp.	41,248	2,148,608
Hanmi Financial Corp.	13,522	309,248
Hanover Bancorp, Inc.	2,522	58,485
HarborOne Bancorp, Inc.	18,808	212,907
Hawthorn Bancshares, Inc.	2,065	60,959
HBT Financial, Inc.	5,821	134,902
Heritage Commerce Corp.	26,186	236,721
Heritage Financial Corp.	14,372	327,969
Hilltop Holdings, Inc.	24,556	725,139
Hingham Institution For Savings	707	176,439
Home Bancorp, Inc.	3,387	170,502
Home BancShares, Inc.	88,010	2,442,277
SECURITY	NUMBER OF SHARES	VALUE ($)
HomeStreet, Inc. *	8,389	95,299
HomeTrust Bancshares, Inc.	6,363	217,233
Hope Bancorp, Inc.	59,050	588,728
Horizon Bancorp, Inc.	20,544	301,586
Huntington Bancshares, Inc.	691,100	10,041,683
Independent Bank Corp.	9,444	287,664
Independent Bank Corp.	21,381	1,263,403
International Bancshares Corp.	24,669	1,505,796
Investar Holding Corp.	3,333	63,760
John Marshall Bancorp, Inc.	4,443	76,375
JPMorgan Chase & Co.	1,330,589	325,488,681
Kearny Financial Corp.	30,246	189,340
KeyCorp	474,000	7,034,160
Lakeland Financial Corp.	12,289	684,129
Landmark Bancorp, Inc.	2,179	61,470
LCNB Corp.	4,732	71,075
LINKBANCORP, Inc.	12,773	89,666
Live Oak Bancshares, Inc.	16,949	443,047
M&T Bank Corp.	78,791	13,375,560
Magyar Bancorp, Inc.	1,051	14,483
MainStreet Bancshares, Inc.	3,000	57,360
Mercantile Bank Corp.	7,502	317,410
Meridian Corp.	3,846	51,921
Metrocity Bankshares, Inc.	7,678	211,682
Metropolitan Bank Holding Corp. *	4,799	297,202
Mid Penn Bancorp, Inc.	10,939	317,778
Middlefield Banc Corp.	3,452	89,510
Midland States Bancorp, Inc.	8,785	143,020
MidWestOne Financial Group, Inc.	9,344	259,203
MVB Financial Corp.	4,605	78,561
National Bank Holdings Corp., Class A	16,969	613,599
National Bankshares, Inc.	2,506	64,580
NB Bancorp, Inc. *	18,000	308,700
NBT Bancorp, Inc.	21,649	916,619
Nicolet Bankshares, Inc.	6,917	807,975
Northeast Bank	3,001	248,543
Northeast Community Bancorp, Inc.	5,675	129,163
Northfield Bancorp, Inc.	18,804	198,382
Northpointe Bancshares, Inc.	5,000	68,750
Northrim BanCorp, Inc.	2,596	208,433
Northwest Bancshares, Inc.	59,395	733,528
Norwood Financial Corp.	3,060	76,531
NSTS Bancorp, Inc. *	1,610	18,338
Oak Valley Bancorp	3,707	97,123
OceanFirst Financial Corp.	25,110	415,822
OFG Bancorp	23,182	912,212
Ohio Valley Banc Corp.	1,400	50,428
Old National Bancorp	153,962	3,170,078
Old Point Financial Corp.	1,643	63,814
Old Second Bancorp, Inc.	20,972	331,148
OP Bancorp	5,203	66,806
Orange County Bancorp, Inc.	3,324	78,878
Origin Bancorp, Inc.	14,052	450,226
Orrstown Financial Services, Inc.	8,410	252,048
Pacific Premier Bancorp, Inc.	45,517	925,816
Park National Corp.	7,007	1,051,751
Parke Bancorp, Inc.	4,518	85,164
Pathward Financial, Inc.	11,847	940,296
PB Bankshares, Inc. *	2,277	35,726
PCB Bancorp	4,081	80,028
Peapack-Gladstone Financial Corp.	6,657	184,266
Penns Woods Bancorp, Inc.	2,250	65,767
Peoples Bancorp of North Carolina, Inc.	1,896	52,367
Peoples Bancorp, Inc.	15,377	446,087
Peoples Financial Services Corp.	3,954	170,892
Pinnacle Financial Partners, Inc.	36,094	3,618,063
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pioneer Bancorp, Inc. *	2,717	30,485
Plumas Bancorp	2,267	99,952
PNC Financial Services Group, Inc.	188,781	30,335,219
Ponce Financial Group, Inc. *	10,983	141,351
Popular, Inc.	33,493	3,195,902
Preferred Bank	5,696	454,883
Primis Financial Corp.	10,278	84,691
Princeton Bancorp, Inc.	1,590	48,463
Prosperity Bancshares, Inc.	46,250	3,140,375
Provident Bancorp, Inc. *	6,035	66,988
Provident Financial Holdings, Inc.	3,562	53,466
Provident Financial Services, Inc.	62,095	1,016,495
QCR Holdings, Inc.	8,130	528,043
RBB Bancorp	6,055	94,337
Red River Bancshares, Inc.	1,974	104,030
Regions Financial Corp.	432,245	8,822,120
Renasant Corp.	44,575	1,429,520
Republic Bancorp, Inc., Class A	4,781	324,391
Richmond Mutual BanCorp, Inc.	4,348	61,002
Riverview Bancorp, Inc.	6,215	39,279
S&T Bancorp, Inc.	19,181	698,956
SB Financial Group, Inc.	3,301	64,171
Seacoast Banking Corp. of Florida	40,295	955,394
ServisFirst Bancshares, Inc.	23,675	1,686,133
Shore Bancshares, Inc.	11,833	163,650
Sierra Bancorp	5,854	154,897
Simmons First National Corp., Class A	60,532	1,129,527
SmartFinancial, Inc.	6,197	188,513
Sound Financial Bancorp, Inc.	1,096	55,644
South Plains Financial, Inc.	5,663	190,900
Southern First Bancshares, Inc. *	2,967	105,358
Southern Missouri Bancorp, Inc.	4,045	212,969
Southern States Bancshares, Inc.	2,910	97,223
Southside Bancshares, Inc.	12,464	351,360
SouthState Corp.	46,198	4,009,062
SR Bancorp, Inc.	3,800	49,856
Stellar Bancorp, Inc.	23,106	576,726
Sterling Bancorp, Inc. *(b)	9,738	1,369
Stock Yards Bancorp, Inc.	13,389	974,585
Synovus Financial Corp.	68,172	2,953,211
Texas Capital Bancshares, Inc. *	21,446	1,461,545
TFS Financial Corp.	26,645	345,319
Third Coast Bancshares, Inc. *	6,287	187,353
Timberland Bancorp, Inc.	3,571	109,773
Tompkins Financial Corp.	5,291	315,344
Towne Bank	31,866	1,049,985
TriCo Bancshares	17,078	658,869
Triumph Financial, Inc. *	10,188	544,243
Truist Financial Corp.	629,186	24,122,991
TrustCo Bank Corp.	7,608	231,664
Trustmark Corp.	28,468	955,101
U.S. Bancorp	741,405	29,908,278
UMB Financial Corp.	32,584	3,081,469
Union Bankshares, Inc.	2,125	70,295
United Bancorp, Inc.	3,371	41,969
United Bankshares, Inc.	67,922	2,329,045
United Community Banks, Inc.	55,701	1,537,905
United Security Bancshares	6,461	57,503
Unity Bancorp, Inc.	2,383	98,656
Univest Financial Corp.	12,810	378,407
USCB Financial Holdings, Inc.	5,422	91,957
Valley National Bancorp	231,446	1,990,436
Veritex Holdings, Inc.	25,908	603,138
Virginia National Bankshares Corp.	2,256	82,976
WaFd, Inc.	37,211	1,061,630
Washington Trust Bancorp, Inc.	9,175	253,230
Webster Financial Corp.	81,794	3,868,856
SECURITY	NUMBER OF SHARES	VALUE ($)
Wells Fargo & Co.	1,565,095	111,137,396
WesBanco, Inc.	47,799	1,423,454
West BanCorp, Inc.	6,294	122,135
Westamerica BanCorp	14,285	691,823
Western Alliance Bancorp	52,251	3,642,417
Western New England Bancorp, Inc.	10,349	95,521
William Penn Bancorp	4,788	58,988
Wintrust Financial Corp.	31,227	3,471,506
WSFS Financial Corp.	28,278	1,457,731
Zions Bancorp NA	70,968	3,191,431
		954,460,588

Capital Goods 6.6%
3D Systems Corp. *	66,133	121,685
3M Co.	258,543	35,914,208
A.O. Smith Corp.	57,428	3,897,064
AAON, Inc.	32,083	2,928,215
AAR Corp. *	16,708	893,210
Acuity, Inc.	14,783	3,601,287
Advanced Drainage Systems, Inc.	34,022	3,861,157
AECOM	63,607	6,274,831
AeroVironment, Inc. *	13,280	2,012,186
AerSale Corp. *	13,422	93,551
AGCO Corp.	29,277	2,483,568
Air Lease Corp., Class A	49,288	2,304,707
AirJoule Technologies Corp. *(a)	15,696	78,480
Alamo Group, Inc.	4,923	822,043
Albany International Corp., Class A	14,231	935,831
Allegion PLC	41,328	5,752,858
Allient, Inc.	6,061	129,402
Allison Transmission Holdings, Inc.	40,814	3,764,683
Alpha Pro Tech Ltd. *	5,970	26,149
Alta Equipment Group, Inc.	10,115	42,989
American Infrastructure Corp. *(a)(b)	6,920	42
American Superconductor Corp. *	19,925	395,511
American Woodmark Corp. *	7,275	429,225
AMETEK, Inc.	110,159	18,680,763
Amprius Technologies, Inc. *(a)	20,000	43,200
API Group Corp. *	116,054	4,390,323
Apogee Enterprises, Inc.	9,815	389,361
Applied Industrial Technologies, Inc.	18,256	4,441,320
Archer Aviation, Inc., Class A *	192,868	1,606,590
Arcosa, Inc.	23,068	1,847,055
Argan, Inc.	6,694	1,025,052
Armstrong World Industries, Inc.	20,728	3,005,975
Array Technologies, Inc. *	69,065	330,131
Astec Industries, Inc.	9,833	356,250
Astronics Corp. *	14,113	320,224
Atkore, Inc.	16,714	1,067,523
Atmus Filtration Technologies, Inc.	39,240	1,360,451
Axon Enterprise, Inc. *	34,395	21,094,454
AZEK Co., Inc., Class A *	67,533	3,346,935
AZZ, Inc.	14,026	1,216,896
Babcock & Wilcox Enterprises, Inc. *	51,145	23,066
Blink Charging Co. *(a)	53,168	38,924
Bloom Energy Corp., Class A *	100,206	1,835,774
Blue Bird Corp. *	15,059	525,107
BlueLinx Holdings, Inc. *	3,850	250,789
Boeing Co. *	356,804	65,380,765
Boise Cascade Co.	18,823	1,755,809
Bowman Consulting Group Ltd., Class A *	6,300	139,356
Broadwind, Inc. *	7,298	11,385
Builders FirstSource, Inc. *	54,444	6,513,136
BWX Technologies, Inc.	43,193	4,713,220
Byrna Technologies, Inc. *	8,100	181,359
Cadre Holdings, Inc.	13,121	382,477
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Carlisle Cos., Inc.	21,154	8,027,520
Carrier Global Corp.	383,976	24,013,859
Caterpillar, Inc.	227,399	70,327,689
Centuri Holdings, Inc. *(a)	8,034	144,291
ChargePoint Holdings, Inc., Class A *	196,893	122,625
Chart Industries, Inc. *	20,356	2,747,653
ClearSign Technologies Corp. *	25,555	15,144
CNH Industrial NV	416,104	4,814,323
Columbus McKinnon Corp.	13,948	207,128
Comfort Systems USA, Inc.	16,913	6,723,763
Concrete Pumping Holdings, Inc.	9,442	56,652
Construction Partners, Inc., Class A *	22,641	1,859,732
Core & Main, Inc., Class A *	91,133	4,800,886
CPI Aerostructures, Inc. *	9,173	29,537
Crane Co.	23,480	3,779,810
CSW Industrials, Inc.	7,896	2,467,342
Cummins, Inc.	65,490	19,243,582
Curtiss-Wright Corp.	18,079	6,235,266
Custom Truck One Source, Inc. *	24,214	97,582
Deere & Co.	120,445	55,833,484
Distribution Solutions Group, Inc. *	4,920	128,117
DNOW, Inc. *	54,266	861,201
Donaldson Co., Inc.	56,818	3,734,647
Douglas Dynamics, Inc.	10,577	253,636
Dover Corp.	65,472	11,172,797
Ducommun, Inc. *	6,692	383,585
DXP Enterprises, Inc. *	6,811	602,501
Dycom Industries, Inc. *	13,950	2,337,323
Eastern Co.	1,809	37,971
Eaton Corp. PLC	188,112	55,374,529
EMCOR Group, Inc.	21,852	8,756,096
Emerson Electric Co.	268,301	28,201,118
Energy Recovery, Inc. *	27,634	426,945
Energy Vault Holdings, Inc. *	72,860	54,514
Enerpac Tool Group Corp., Class A	25,676	1,036,540
EnerSys	18,659	1,615,869
Enovix Corp. *(a)	80,616	540,127
Enpro, Inc.	10,347	1,545,842
Eos Energy Enterprises, Inc. *(a)	118,278	617,411
Esab Corp.	27,079	3,252,729
ESCO Technologies, Inc.	12,466	1,950,306
Eve Holding, Inc. *(a)	39,143	139,349
Everus Construction Group, Inc. *	23,227	934,654
EVI Industries, Inc.	2,765	44,599
Fastenal Co.	273,284	22,127,805
Federal Signal Corp.	28,615	2,330,119
Ferguson Enterprises, Inc.	95,735	16,242,400
Flowserve Corp.	62,253	2,815,703
Fluor Corp. *	80,897	2,822,496
Fortive Corp.	162,053	11,293,474
Fortune Brands Innovations, Inc.	61,036	3,284,958
Franklin Electric Co., Inc.	18,479	1,569,976
FreightCar America, Inc. *	5,033	29,091
FTAI Aviation Ltd.	48,919	5,239,714
FuelCell Energy, Inc. *(a)	13,176	54,022
Gates Industrial Corp. PLC *	111,819	2,115,615
GATX Corp.	16,926	2,470,519
GE Vernova, Inc.	131,470	48,751,705
Gencor Industries, Inc. *	3,418	43,374
Generac Holdings, Inc. *	28,164	3,221,398
General Dynamics Corp.	120,652	32,831,822
General Electric Co.	510,691	102,924,664
Gibraltar Industries, Inc. *	14,337	759,144
Global Industrial Co.	6,777	174,033
GMS, Inc. *	18,841	1,380,292
Gorman-Rupp Co.	9,748	349,563
Graco, Inc.	80,310	6,554,099
GrafTech International Ltd. *	88,000	55,704
SECURITY	NUMBER OF SHARES	VALUE ($)
Graham Corp. *	4,043	123,231
Granite Construction, Inc.	20,835	1,693,677
Great Lakes Dredge & Dock Corp. *	30,154	274,100
Greenbrier Cos., Inc.	15,526	658,613
Griffon Corp.	19,552	1,331,687
H&E Equipment Services, Inc.	15,763	1,415,675
Hayward Holdings, Inc. *	67,611	901,255
HEICO Corp.	47,172	11,828,851
Helios Technologies, Inc.	16,121	439,458
Herc Holdings, Inc.	13,417	1,468,356
Hexcel Corp.	39,351	1,907,343
Hillenbrand, Inc.	37,666	761,983
Hillman Solutions Corp. *	92,449	646,219
Honeywell International, Inc.	309,527	65,155,434
Howmet Aerospace, Inc.	193,104	26,760,352
Hubbell, Inc., Class B	25,518	9,267,627
Hudson Technologies, Inc. *	17,443	116,694
Huntington Ingalls Industries, Inc.	18,671	4,300,678
Hurco Cos., Inc. *	3,214	53,610
Hyliion Holdings Corp. *	54,325	82,031
Hyster-Yale, Inc.	5,997	230,465
Ideal Power, Inc. *	3,471	17,181
IDEX Corp.	36,024	6,267,095
IES Holdings, Inc. *	3,869	760,955
Illinois Tool Works, Inc.	126,970	30,461,373
Ingersoll Rand, Inc.	191,410	14,438,056
Innovative Solutions & Support, Inc. *	6,865	46,270
Insteel Industries, Inc.	8,973	304,274
Intuitive Machines, Inc., Class A *	38,955	319,431
ITT, Inc.	38,733	5,307,196
Janus International Group, Inc. *	71,323	490,702
JBT Marel Corp.	21,914	2,306,668
Johnson Controls International PLC	314,259	26,366,330
Kadant, Inc.	5,473	1,614,535
Karat Packaging, Inc.	3,014	79,509
Karman Holdings, Inc. *	10,566	377,735
Kennametal, Inc.	36,795	716,767
Kratos Defense & Security Solutions, Inc. *	71,450	2,413,938
KULR Technology Group, Inc. *(a)	113,471	141,839
L.B. Foster Co., Class A *	5,290	105,641
L3Harris Technologies, Inc.	89,441	19,678,809
Lennox International, Inc.	15,214	8,318,255
Leonardo DRS, Inc.	35,510	1,312,450
Limbach Holdings, Inc. *	4,683	448,350
Lincoln Electric Holdings, Inc.	26,902	4,740,132
Lindsay Corp.	5,079	655,496
Loar Holdings, Inc. *	8,354	790,121
Lockheed Martin Corp.	99,783	47,671,328
LSI Industries, Inc.	12,912	194,842
Luxfer Holdings PLC	12,212	131,401
Manitowoc Co., Inc. *	15,925	125,489
Masco Corp.	100,698	6,103,306
MasTec, Inc. *	29,646	3,774,529
Masterbrand, Inc. *	61,652	749,072
Matrix Service Co. *	10,847	125,825
Mayville Engineering Co., Inc. *	3,327	42,519
McGrath RentCorp	11,733	1,251,559
Mercury Systems, Inc. *	24,175	1,208,750
Microvast Holdings, Inc. *	110,747	213,742
Middleby Corp. *	25,429	3,390,957
Miller Industries, Inc.	5,104	208,294
Moog, Inc., Class A	13,459	2,251,018
MRC Global, Inc. *	40,400	470,660
MSC Industrial Direct Co., Inc., Class A	21,058	1,610,516
Mueller Industries, Inc.	53,886	3,963,854
Mueller Water Products, Inc., Class A	73,402	1,926,068
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MYR Group, Inc. *	7,578	926,941
National Presto Industries, Inc.	2,215	186,835
NeoVolta, Inc. *(a)	12,964	43,300
Net Power, Inc. *	17,621	29,956
NEXTracker, Inc., Class A *	70,357	2,857,198
NN, Inc. *	28,401	57,086
Nordson Corp.	25,970	4,923,133
Northrop Grumman Corp.	64,820	31,534,930
Northwest Pipe Co. *	4,286	181,555
NuScale Power Corp. *	53,617	888,434
nVent Electric PLC	78,783	4,325,975
Ocean Power Technologies, Inc. *	50,000	20,380
Omega Flex, Inc.	1,422	42,603
Optex Systems Holdings, Inc. *	1,633	10,419
Orion Energy Systems, Inc. *	16,987	13,250
Orion Group Holdings, Inc. *	16,674	106,547
Oshkosh Corp.	30,889	2,587,263
Otis Worldwide Corp.	188,711	18,167,208
Owens Corning	40,953	5,954,976
PACCAR, Inc.	249,206	22,480,873
Palladyne AI Corp. *(a)	16,115	97,979
Park Aerospace Corp.	8,310	108,612
Parker-Hannifin Corp.	61,213	37,037,538
Park-Ohio Holdings Corp.	3,931	78,266
Pentair PLC	78,861	7,155,059
Perma-Pipe International Holdings, Inc. *	3,363	40,356
Plug Power, Inc. *(a)	412,966	360,354
Powell Industries, Inc.	4,603	842,855
Power Solutions International, Inc. *	3,000	75,660
Preformed Line Products Co.	1,284	176,383
Primoris Services Corp.	25,678	1,539,910
Proto Labs, Inc. *	11,556	406,309
Quanex Building Products Corp.	20,402	335,409
Quanta Services, Inc.	70,175	20,539,521
QXO, Inc.	134,062	1,788,387
RBC Bearings, Inc. *	14,941	4,909,164
Redwire Corp. *(a)	10,290	110,926
Regal Rexnord Corp.	32,288	3,417,362
Resideo Technologies, Inc. *	69,274	1,162,418
REV Group, Inc.	23,688	774,598
Richtech Robotics, Inc., Class B *	20,000	39,400
Rocket Lab USA, Inc. *	166,715	3,632,720
Rockwell Automation, Inc.	53,761	13,315,524
RTX Corp.	633,919	79,956,203
Rush Enterprises, Inc., Class A	34,390	1,753,546
Sensata Technologies Holding PLC	71,760	1,535,664
SES AI Corp. *	80,000	71,904
Shoals Technologies Group, Inc., Class A *	103,476	373,548
Shyft Group, Inc.	13,268	112,247
Simpson Manufacturing Co., Inc.	19,849	3,050,593
SiteOne Landscape Supply, Inc. *	21,201	2,434,087
SKYX Platforms Corp. *	16,813	22,193
Snap-on, Inc.	24,971	7,836,150
Southland Holdings, Inc. *	4,155	13,462
Spirit AeroSystems Holdings, Inc., Class A *	55,050	1,981,800
SPX Technologies, Inc. *	22,408	3,006,033
Standardaero, Inc. *	48,345	1,306,282
Standex International Corp.	5,702	806,377
Stanley Black & Decker, Inc.	73,285	4,398,566
Stem, Inc. *	80,000	43,272
Sterling Infrastructure, Inc. *	14,438	2,157,470
Symbotic, Inc. *(a)	19,722	425,601
Taylor Devices, Inc. *	2,017	64,342
TechPrecision Corp. *	4,478	10,926
Tecnoglass, Inc.	9,961	709,920
SECURITY	NUMBER OF SHARES	VALUE ($)
Tennant Co.	8,760	632,122
Terex Corp.	30,889	1,087,293
Textron, Inc.	88,182	6,205,367
Thermon Group Holdings, Inc. *	14,491	380,099
Timken Co.	29,679	1,906,876
Titan International, Inc. *	20,997	154,328
Titan Machinery, Inc. *	8,199	136,021
Toro Co.	48,190	3,290,413
TPI Composites, Inc. *(a)	21,000	19,200
Trane Technologies PLC	106,745	40,916,426
Transcat, Inc. *	4,012	318,272
TransDigm Group, Inc.	26,663	37,676,685
Trex Co., Inc. *	50,283	2,907,363
Trinity Industries, Inc.	38,655	970,241
Triumph Group, Inc. *	38,079	967,207
Tutor Perini Corp. *	21,007	450,810
Twin Disc, Inc.	5,599	41,097
UFP Industries, Inc.	29,060	2,872,581
Ultralife Corp. *	6,691	29,976
United Rentals, Inc.	31,005	19,578,107
V2X, Inc. *	6,991	347,872
Valmont Industries, Inc.	9,518	2,790,868
Vertiv Holdings Co., Class A	180,962	15,450,536
Vicor Corp. *	11,782	470,161
Virgin Galactic Holdings, Inc. *(a)	29,504	85,267
VirTra, Inc. *	3,586	16,782
Wabash National Corp.	19,725	136,300
Watsco, Inc.	16,622	7,643,460
Watts Water Technologies, Inc., Class A	12,974	2,695,349
WESCO International, Inc.	20,927	3,410,264
Westinghouse Air Brake Technologies Corp.	81,158	14,993,129
Westwater Resources, Inc. *	34,475	16,738
Willis Lease Finance Corp.	1,159	179,320
WillScot Holdings Corp.	88,444	2,221,713
Woodward, Inc.	28,007	5,253,273
Worthington Enterprises, Inc.	14,782	748,413
WW Grainger, Inc.	21,061	21,572,993
Xometry, Inc., Class A *	22,639	580,464
Xylem, Inc.	115,437	13,918,239
Zurn Elkay Water Solutions Corp.	69,048	2,344,870
		1,682,108,945

Commercial & Professional Services 1.6%
ABM Industries, Inc.	31,067	1,514,206
ACCO Brands Corp.	38,516	148,672
Acme United Corp.	1,454	56,008
ACV Auctions, Inc., Class A *	76,473	1,123,388
Alight, Inc., Class A	226,702	1,158,447
Amentum Holdings, Inc. *	68,160	1,487,251
Asure Software, Inc. *	7,413	75,316
Automatic Data Processing, Inc.	193,561	58,184,437
Barrett Business Services, Inc.	12,336	500,348
BGSF, Inc. *	6,465	21,334
BlackSky Technology, Inc. *	11,649	97,386
Booz Allen Hamilton Holding Corp., Class A	60,883	7,307,178
Brady Corp., Class A	21,188	1,489,305
Bridger Aerospace Group Holdings, Inc. *(a)	12,500	18,125
BrightView Holdings, Inc. *	25,817	354,209
Brink's Co.	21,400	1,909,736
Broadridge Financial Solutions, Inc.	55,677	13,496,105
CACI International, Inc., Class A *	10,714	4,905,619
Casella Waste Systems, Inc., Class A *	29,367	3,449,154
CBIZ, Inc. *	23,252	1,583,461
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CECO Environmental Corp. *	12,430	295,710
Cimpress PLC *	8,208	344,900
Cintas Corp.	163,032	34,510,614
Clean Harbors, Inc. *	24,091	5,154,029
Concentrix Corp.	23,573	1,203,637
Conduent, Inc. *	70,351	148,441
Copart, Inc. *	417,161	25,459,336
CoreCivic, Inc. *	52,808	1,195,573
CRA International, Inc.	3,254	527,799
CSG Systems International, Inc.	12,935	777,782
Dayforce, Inc. *	75,650	4,377,865
Deluxe Corp.	19,740	288,204
DLH Holdings Corp. *	3,968	15,634
Driven Brands Holdings, Inc. *	31,309	517,225
Dun & Bradstreet Holdings, Inc.	147,391	1,322,097
Ennis, Inc.	10,401	186,698
Enviri Corp. *	55,516	381,395
Equifax, Inc.	59,038	15,357,555
ExlService Holdings, Inc. *	76,335	3,700,721
Exponent, Inc.	23,887	1,879,429
First Advantage Corp. *	31,460	443,586
FiscalNote Holdings, Inc. *	35,000	21,238
Forrester Research, Inc. *	4,414	41,271
Franklin Covey Co. *	5,263	106,892
FTI Consulting, Inc. *	17,015	2,829,254
GEE Group, Inc. *	66,522	12,320
Genpact Ltd.	76,315	3,835,592
GEO Group, Inc. *	65,932	2,062,353
Healthcare Services Group, Inc. *	33,424	474,955
Heidrick & Struggles International, Inc.	9,808	382,708
HireQuest, Inc.	1,724	17,723
HNI Corp.	22,682	959,449
Huron Consulting Group, Inc. *	7,782	1,048,936
ICF International, Inc.	8,748	743,230
Innodata, Inc. *	12,104	457,773
Insperity, Inc.	16,996	1,104,910
Interface, Inc., Class A	28,517	536,120
Jacobs Solutions, Inc.	58,269	7,213,702
KBR, Inc.	63,193	3,337,222
Kelly Services, Inc., Class A	14,539	167,925
Kforce, Inc.	8,111	309,840
Korn Ferry	24,435	1,507,639
Legalzoom.com, Inc. *	58,398	427,473
Leidos Holdings, Inc.	62,685	9,225,978
Liquidity Services, Inc. *	10,485	333,213
ManpowerGroup, Inc.	23,037	992,204
Mastech Digital, Inc. *	3,073	22,617
Matthews International Corp., Class A	14,759	301,822
Maximus, Inc.	28,019	1,876,152
MillerKnoll, Inc.	32,897	539,511
Mistras Group, Inc. *	7,028	64,095
Mobile Infrastructure Corp. *	22,500	84,375
Montrose Environmental Group, Inc. *	15,161	221,805
MSA Safety, Inc.	18,524	2,916,048
NL Industries, Inc.	5,834	50,056
NV5 Global, Inc. *	24,968	463,156
OPENLANE, Inc. *	52,761	976,606
Parsons Corp. *	22,053	1,474,464
Paychex, Inc.	152,642	22,456,691
Paycom Software, Inc.	22,678	5,134,072
Paylocity Holding Corp. *	20,857	4,006,630
Perma-Fix Environmental Services, Inc. *	5,410	44,362
Pitney Bowes, Inc.	72,387	628,319
Planet Labs PBC *	100,241	329,793
Pursuit Attractions & Hospitality, Inc. *	9,565	280,159
Quad/Graphics, Inc.	10,911	52,045
SECURITY	NUMBER OF SHARES	VALUE ($)
Quest Resource Holding Corp. *	7,972	18,814
RB Global, Inc.	87,491	8,810,344
RCM Technologies, Inc. *	3,160	55,110
Republic Services, Inc., Class A	96,625	24,228,719
Resolute Holdings Management, Inc. *	836	22,547
Resources Connection, Inc.	29,811	170,966
Robert Half, Inc.	48,156	2,133,311
Rollins, Inc.	133,554	7,629,940
Science Applications International Corp.	23,997	2,904,357
Spire Global, Inc., Class A *(a)	13,858	130,127
SS&C Technologies Holdings, Inc.	102,623	7,758,299
Steelcase, Inc., Class A	41,203	408,734
TaskUS, Inc., Class A *	9,000	125,640
Team, Inc. *	2,284	46,868
Tetra Tech, Inc.	127,881	3,988,608
TransUnion	93,009	7,716,027
TriNet Group, Inc.	14,580	1,142,051
UL Solutions, Inc., Class A	29,949	1,712,783
UniFirst Corp.	7,337	1,309,434
Upwork, Inc. *	58,356	767,381
Veralto Corp.	117,453	11,263,743
Verisk Analytics, Inc., Class A	67,151	19,905,571
Verra Mobility Corp., Class A *	78,130	1,703,234
Vestis Corp.	53,053	464,744
Virco Mfg. Corp.	8,190	75,266
VSE Corp.	8,387	960,479
Waste Management, Inc.	173,819	40,562,402
Willdan Group, Inc. *	5,928	232,378
		423,288,490

Consumer Discretionary Distribution & Retail 5.4%
1-800-Flowers.com, Inc., Class A *	11,856	65,564
1stdibs.com, Inc. *	9,755	24,095
Abercrombie & Fitch Co., Class A *	24,473	1,698,916
Academy Sports & Outdoors, Inc.	33,263	1,253,350
Advance Auto Parts, Inc.	31,013	1,014,745
A-Mark Precious Metals, Inc.	8,227	200,410
Amazon.com, Inc. *	4,488,707	827,807,345
AMCON Distributing Co.	430	51,720
American Eagle Outfitters, Inc.	84,396	888,690
America's Car-Mart, Inc. *	3,851	182,614
Arhaus, Inc. *	27,308	214,641
Arko Corp.	30,423	122,453
Asbury Automotive Group, Inc. *	9,220	2,011,251
AutoNation, Inc. *	12,324	2,146,225
AutoZone, Inc. *	7,982	30,033,073
Barnes & Noble Education, Inc. *	12,663	133,341
Bath & Body Works, Inc.	103,146	3,146,984
Best Buy Co., Inc.	92,888	6,194,701
Beyond, Inc. *	23,582	95,979
Boot Barn Holdings, Inc. *	14,135	1,474,846
Buckle, Inc.	14,381	499,884
Build-A-Bear Workshop, Inc.	4,907	173,119
Burlington Stores, Inc. *	30,003	6,751,875
Caleres, Inc.	20,958	319,400
Camping World Holdings, Inc., Class A	27,578	332,591
CarMax, Inc. *	73,648	4,762,816
Carvana Co., Class A *	56,196	13,731,493
Chewy, Inc., Class A *	77,467	2,905,012
Children's Place, Inc. *(a)	6,000	30,480
Citi Trends, Inc. *	3,328	74,314
ContextLogic, Inc., Class A *	9,687	69,165
Designer Brands, Inc., Class A	22,662	63,227
Destination XL Group, Inc. *	23,026	22,787
Dick's Sporting Goods, Inc.	27,501	5,163,038
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dillard's, Inc., Class A	1,317	456,551
eBay, Inc.	227,269	15,490,655
Envela Corp. *	4,047	25,779
Etsy, Inc. *	53,849	2,341,355
EVgo, Inc., Class A *	53,220	146,887
Five Below, Inc. *	25,665	1,947,717
Floor & Decor Holdings, Inc., Class A *	51,128	3,652,584
Foot Locker, Inc. *	40,245	493,806
GameStop Corp., Class A *	194,033	5,405,759
Gap, Inc.	107,935	2,363,776
Genesco, Inc. *	5,301	102,839
Genuine Parts Co.	66,393	7,804,497
GigaCloud Technology, Inc., Class A *	13,833	173,466
Group 1 Automotive, Inc.	6,053	2,443,172
Groupon, Inc., Class A *	16,848	306,802
Grove Collaborative Holdings *	30,520	32,962
GrowGeneration Corp. *	28,000	32,760
Guess?, Inc.	12,378	139,252
Haverty Furniture Cos., Inc.	5,993	108,833
Home Depot, Inc.	472,656	170,387,761
J Jill, Inc.	6,517	99,189
Lands' End, Inc. *	4,426	39,303
Leslie's, Inc. *	103,195	61,938
Lithia Motors, Inc., Class A	12,499	3,659,207
LKQ Corp.	123,531	4,720,119
Lowe's Cos., Inc.	268,635	60,056,041
Macy's, Inc.	132,008	1,507,531
MarineMax, Inc. *	9,973	214,021
Monro, Inc.	13,330	185,820
Murphy USA, Inc.	8,739	4,357,003
National Vision Holdings, Inc. *	41,236	509,265
Nordstrom, Inc.	47,287	1,141,508
ODP Corp. *	14,773	202,095
Ollie's Bargain Outlet Holdings, Inc. *	29,621	3,143,084
OneWater Marine, Inc., Class A *	4,282	64,273
O'Reilly Automotive, Inc. *	27,359	38,718,457
Penske Automotive Group, Inc.	9,206	1,433,098
Petco Health & Wellness Co., Inc., Class A *	38,893	114,734
PetMed Express, Inc. *	10,000	33,800
Pool Corp.	18,103	5,306,713
QVC Group, Inc. *	147,875	22,181
RealReal, Inc. *	43,796	254,017
Revolve Group, Inc. *	18,087	359,570
RH *	7,107	1,307,901
Ross Stores, Inc.	156,660	21,775,740
Sally Beauty Holdings, Inc. *	52,790	429,711
Savers Value Village, Inc. *	10,670	102,325
Shoe Carnival, Inc.	7,662	133,166
Signet Jewelers Ltd.	20,487	1,214,879
Sleep Number Corp. *	9,204	71,699
Sonic Automotive, Inc., Class A	6,954	422,247
Stitch Fix, Inc., Class A *	56,716	185,461
Tandy Leather Factory, Inc.	3,329	9,255
ThredUp, Inc., Class A *	31,702	142,342
Tile Shop Holdings, Inc. *	15,152	85,912
TJX Cos., Inc.	534,920	68,833,506
Tractor Supply Co.	254,640	12,889,877
Ulta Beauty, Inc. *	22,122	8,752,348
Upbound Group, Inc.	25,070	498,893
Urban Outfitters, Inc. *	27,360	1,444,061
Valvoline, Inc. *	62,919	2,155,605
Victoria's Secret & Co. *	38,345	720,886
Warby Parker, Inc., Class A *	44,940	741,959
Wayfair, Inc., Class A *	48,854	1,473,437
Weyco Group, Inc.	3,125	93,437
Williams-Sonoma, Inc.	58,700	9,067,389
Winmark Corp.	1,442	519,134
SECURITY	NUMBER OF SHARES	VALUE ($)
Zumiez, Inc. *	6,961	81,444
		1,386,872,938

Consumer Durables & Apparel 0.8%
Acushnet Holdings Corp.	13,529	895,890
American Outdoor Brands, Inc. *	6,310	70,830
AMMO, Inc. *	42,500	83,725
Bassett Furniture Industries, Inc.	4,101	72,383
Beazer Homes USA, Inc. *	12,137	237,400
Brunswick Corp.	30,997	1,427,412
Capri Holdings Ltd. *	59,911	901,061
Carter's, Inc.	19,464	643,285
Cavco Industries, Inc. *	3,805	1,879,099
Century Communities, Inc.	12,966	707,166
Champion Homes, Inc. *	25,310	2,189,315
Clarus Corp.	14,055	46,241
Columbia Sportswear Co.	15,157	942,311
Cricut, Inc., Class A	25,000	124,500
Crocs, Inc. *	26,679	2,572,389
Crown Crafts, Inc.	5,621	16,807
Culp, Inc. *	2,586	9,827
Deckers Outdoor Corp. *	72,668	8,053,794
DR Horton, Inc.	135,529	17,122,734
Dream Finders Homes, Inc., Class A *	16,669	377,720
Escalade, Inc.	3,803	57,730
Ethan Allen Interiors, Inc.	10,573	300,590
Figs, Inc., Class A *	61,500	247,845
Flexsteel Industries, Inc.	2,656	88,684
Funko, Inc., Class A *	14,201	56,946
Garmin Ltd.	73,409	13,717,940
G-III Apparel Group Ltd. *	17,626	444,528
GoPro, Inc., Class A *	149,829	86,301
Green Brick Partners, Inc. *	14,150	834,708
Hamilton Beach Brands Holding Co., Class A	3,706	73,379
Hanesbrands, Inc. *	171,255	786,060
Hasbro, Inc.	62,310	3,856,989
Helen of Troy Ltd. *	11,293	314,623
Hooker Furnishings Corp.	5,571	53,482
Hovnanian Enterprises, Inc., Class A *	2,031	196,601
Installed Building Products, Inc.	11,091	1,839,221
iRobot Corp. *	16,534	40,508
JAKKS Pacific, Inc.	5,309	102,411
Johnson Outdoors, Inc., Class A	2,681	61,207
KB Home	33,012	1,783,638
Kontoor Brands, Inc.	23,446	1,410,277
Lakeland Industries, Inc.	3,608	58,919
Landsea Homes Corp. *	6,542	39,906
Latham Group, Inc. *	20,641	112,803
La-Z-Boy, Inc.	19,021	751,329
Legacy Housing Corp. *	4,652	113,160
Lennar Corp., Class A	117,011	12,708,565
Levi Strauss & Co., Class A	49,226	788,108
LGI Homes, Inc. *	9,867	538,837
Lifetime Brands, Inc.	5,690	20,712
Lovesac Co. *	6,938	134,944
Lululemon Athletica, Inc. *	53,278	14,426,084
M/I Homes, Inc. *	12,695	1,354,303
Malibu Boats, Inc., Class A *	8,904	254,298
Marine Products Corp.	5,165	43,386
MasterCraft Boat Holdings, Inc. *	7,841	128,906
Mattel, Inc. *	159,829	2,539,683
Meritage Homes Corp.	34,368	2,341,835
Mohawk Industries, Inc. *	24,918	2,650,029
Movado Group, Inc.	6,936	96,341
Newell Brands, Inc.	197,485	943,978
NIKE, Inc., Class B	562,895	31,747,278
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NVR, Inc. *	1,431	10,196,948
Oxford Industries, Inc.	7,014	340,880
Peloton Interactive, Inc., Class A *	172,824	1,190,757
Polaris, Inc.	24,306	825,432
PulteGroup, Inc.	96,672	9,916,614
PVH Corp.	27,172	1,874,325
Ralph Lauren Corp., Class A	19,298	4,341,085
Rocky Brands, Inc.	2,880	61,603
Skechers USA, Inc., Class A *	61,769	2,966,147
Smith & Wesson Brands, Inc.	20,549	195,832
Smith Douglas Homes Corp. *	4,614	89,742
Somnigroup International, Inc.	90,955	5,553,712
Sonos, Inc. *	60,399	556,275
Steven Madden Ltd.	32,680	686,280
Sturm Ruger & Co., Inc.	7,968	323,979
Superior Group of Cos., Inc.	5,398	56,031
Tapestry, Inc.	99,027	6,996,258
Taylor Morrison Home Corp., Class A *	48,752	2,795,927
Toll Brothers, Inc.	48,023	4,844,080
TopBuild Corp. *	14,076	4,163,118
Topgolf Callaway Brands Corp. *	68,746	454,411
Traeger, Inc. *	23,917	34,919
Tri Pointe Homes, Inc. *	43,323	1,332,182
Under Armour, Inc., Class A *	150,126	858,721
United Homes Group, Inc. *	3,328	6,490
VF Corp.	155,817	1,851,106
Whirlpool Corp.	27,336	2,085,190
Wolverine World Wide, Inc.	37,412	488,227
YETI Holdings, Inc. *	40,379	1,152,820
		202,760,052

Consumer Services 2.4%
Accel Entertainment, Inc., Class A *	23,774	244,872
ADT, Inc.	191,927	1,539,255
Adtalem Global Education, Inc. *	17,401	1,847,986
Airbnb, Inc., Class A *	206,492	25,175,505
American Public Education, Inc. *	8,505	199,867
Aramark	126,086	4,215,055
Bally's Corp. *	3,500	43,750
Biglari Holdings, Inc., Class B *	514	119,716
BJ's Restaurants, Inc. *	10,196	339,425
Bloomin' Brands, Inc.	50,416	404,336
Booking Holdings, Inc.	15,756	80,344,256
Boyd Gaming Corp.	30,860	2,133,660
Bright Horizons Family Solutions, Inc. *	28,045	3,517,404
Brinker International, Inc. *	21,173	2,843,534
Caesars Entertainment, Inc. *	100,107	2,708,895
Canterbury Park Holding Corp.	1,452	25,047
Carnival Corp. *	498,145	9,135,979
Carriage Services, Inc., Class A	5,752	229,850
Cava Group, Inc. *	38,397	3,549,035
Cheesecake Factory, Inc.	22,932	1,155,085
Chipotle Mexican Grill, Inc., Class A *	645,351	32,603,132
Choice Hotels International, Inc.	10,433	1,315,706
Churchill Downs, Inc.	34,967	3,161,366
Coursera, Inc. *	59,000	496,780
Cracker Barrel Old Country Store, Inc.	11,203	478,368
Darden Restaurants, Inc.	55,869	11,209,556
Dave & Buster's Entertainment, Inc. *	14,984	287,543
Denny's Corp. *	24,016	88,619
Dine Brands Global, Inc.	6,725	133,895
Domino's Pizza, Inc.	16,420	8,051,875
DoorDash, Inc., Class A *	161,239	31,101,391
DraftKings, Inc., Class A *	232,079	7,725,910
Duolingo, Inc. *	18,189	7,084,252
Dutch Bros, Inc., Class A *	55,278	3,302,308
SECURITY	NUMBER OF SHARES	VALUE ($)
El Pollo Loco Holdings, Inc. *	9,086	84,954
Everi Holdings, Inc. *	38,486	540,728
Expedia Group, Inc.	59,279	9,302,653
First Watch Restaurant Group, Inc. *	17,223	304,158
Flutter Entertainment PLC *	84,664	20,403,177
Frontdoor, Inc. *	35,506	1,459,652
Full House Resorts, Inc. *	15,255	49,274
GAN Ltd. *	31,476	56,342
Global Business Travel Group I *	40,326	270,587
Golden Entertainment, Inc.	9,398	241,529
Graham Holdings Co., Class B	1,610	1,481,280
Grand Canyon Education, Inc. *	13,768	2,455,798
H&R Block, Inc.	63,984	3,862,714
Hilton Grand Vacations, Inc. *	29,359	987,343
Hilton Worldwide Holdings, Inc.	114,340	25,781,383
Hyatt Hotels Corp., Class A	20,348	2,292,813
Inspired Entertainment, Inc. *	10,938	81,051
Jack in the Box, Inc.	8,973	233,657
KinderCare Learning Cos., Inc. *	11,428	140,107
Krispy Kreme, Inc.	37,458	153,578
Kura Sushi USA, Inc., Class A *	2,756	162,273
Las Vegas Sands Corp.	164,794	6,042,996
Laureate Education, Inc. *	63,773	1,279,924
Life Time Group Holdings, Inc. *	45,980	1,409,747
Light & Wonder, Inc. *	42,267	3,608,756
Lincoln Educational Services Corp. *	14,839	250,779
Lindblad Expeditions Holdings, Inc. *	24,542	216,951
Lucky Strike Entertainment Corp., Class A (a)	14,987	140,878
Marriott International, Inc., Class A	108,672	25,926,966
Marriott Vacations Worldwide Corp.	14,742	808,009
McDonald's Corp.	340,923	108,976,037
MGM Resorts International *	107,717	3,388,777
Mister Car Wash, Inc. *	47,073	322,921
Monarch Casino & Resort, Inc.	5,776	451,625
Nathan's Famous, Inc.	1,235	120,721
Nerdy, Inc. *	39,000	62,010
Norwegian Cruise Line Holdings Ltd. *	211,054	3,383,196
ONE Group Hospitality, Inc. *	12,060	36,301
OneSpaWorld Holdings Ltd.	50,012	835,200
Papa John's International, Inc.	14,861	513,150
Penn Entertainment, Inc. *	72,872	1,109,112
Perdoceo Education Corp.	29,123	731,570
Planet Fitness, Inc., Class A *	40,412	3,822,571
Playa Hotels & Resorts NV *	46,109	618,783
PlayAGS, Inc. *	23,905	289,729
Portillo's, Inc., Class A *(a)	27,494	284,288
Potbelly Corp. *	11,690	94,689
Rave Restaurant Group, Inc. *	10,012	24,630
RCI Hospitality Holdings, Inc.	3,668	145,546
Red Rock Resorts, Inc., Class A	23,238	992,263
Royal Caribbean Cruises Ltd.	117,834	25,323,705
Rush Street Interactive, Inc. *	41,714	505,991
Sabre Corp. *	183,956	435,976
Serve Robotics, Inc. *(a)	12,728	78,532
Service Corp. International	67,989	5,432,321
Shake Shack, Inc., Class A *	18,690	1,639,861
Six Flags Entertainment Corp.	43,629	1,501,274
Soho House & Co., Inc. *	16,810	101,028
Starbucks Corp.	541,024	43,308,971
Strategic Education, Inc.	12,183	993,889
Stride, Inc. *	20,383	2,899,482
Sweetgreen, Inc., Class A *	48,262	940,144
Target Hospitality Corp. *	21,320	144,976
Texas Roadhouse, Inc., Class A	31,698	5,260,600
Travel & Leisure Co.	32,601	1,432,162
Udemy, Inc. *	40,027	274,985
United Parks & Resorts, Inc. *	14,466	631,441
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Technical Institute, Inc. *	21,431	601,354
Vail Resorts, Inc.	17,659	2,458,133
Wendy's Co.	84,650	1,058,125
Wingstop, Inc.	14,065	3,711,613
WW International, Inc. *	99,577	76,714
Wyndham Hotels & Resorts, Inc.	36,751	3,134,860
Wynn Resorts Ltd.	42,525	3,415,183
Xponential Fitness, Inc., Class A *	9,583	80,210
Yum! Brands, Inc.	132,608	19,949,547
		608,437,466

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	192,525	4,231,700
Andersons, Inc.	15,277	576,096
BJ's Wholesale Club Holdings, Inc. *	62,732	7,374,774
Casey's General Stores, Inc.	17,638	8,159,162
Chefs' Warehouse, Inc. *	16,784	956,184
Costco Wholesale Corp.	211,456	210,292,992
Dollar General Corp.	104,745	9,813,559
Dollar Tree, Inc. *	96,697	7,906,914
Grocery Outlet Holding Corp. *	47,258	793,462
Guardian Pharmacy Services, Inc., Class A *(a)	6,352	159,054
Ingles Markets, Inc., Class A	6,246	385,316
Kroger Co.	316,388	22,846,378
Maplebear, Inc. *	77,300	3,083,497
Natural Grocers by Vitamin Cottage, Inc.	4,452	223,312
Performance Food Group Co. *	74,333	5,995,700
PriceSmart, Inc.	11,274	1,144,198
SpartanNash Co.	15,368	304,901
Sprouts Farmers Market, Inc. *	47,419	8,108,649
Sysco Corp.	232,881	16,627,703
Target Corp.	217,680	21,049,656
U.S. Foods Holding Corp. *	109,406	7,183,598
United Natural Foods, Inc. *	27,992	747,666
Village Super Market, Inc., Class A	2,371	87,371
Walgreens Boots Alliance, Inc.	336,556	3,692,019
Walmart, Inc.	2,064,410	200,763,873
Weis Markets, Inc.	7,674	659,887
		543,167,621

Energy 3.2%
Amplify Energy Corp. *	16,372	42,567
Antero Midstream Corp.	159,669	2,642,522
Antero Resources Corp. *	138,291	4,816,676
APA Corp.	175,988	2,734,854
Archrock, Inc.	82,999	1,952,966
Aris Water Solutions, Inc., Class A	14,288	356,628
Atlas Energy Solutions, Inc., Class A	35,316	477,825
Baker Hughes Co., Class A	469,891	16,634,141
Berry Corp.	27,783	68,902
BKV Corp. *	8,423	152,709
Bristow Group, Inc. *	13,008	377,752
Cactus, Inc., Class A	31,094	1,179,706
California Resources Corp.	34,515	1,191,113
Calumet, Inc. *	34,512	365,827
Centrus Energy Corp., Class A *	7,627	528,475
ChampionX Corp.	89,262	2,153,892
Cheniere Energy, Inc.	106,507	24,614,833
Chevron Corp.	795,194	108,194,096
Chord Energy Corp.	28,856	2,603,677
Civitas Resources, Inc.	41,746	1,137,578
Clean Energy Fuels Corp. *	78,451	113,754
CNX Resources Corp. *	70,699	2,080,672
Comstock Resources, Inc. *	43,020	785,975
SECURITY	NUMBER OF SHARES	VALUE ($)
ConocoPhillips	607,191	54,112,862
Core Laboratories, Inc.	22,510	255,939
Core Natural Resources, Inc.	23,913	1,726,758
Coterra Energy, Inc.	349,996	8,595,902
Crescent Energy Co., Class A	86,529	716,460
CVR Energy, Inc.	17,792	335,557
Delek U.S. Holdings, Inc.	32,241	419,778
Devon Energy Corp.	312,610	9,506,470
Diamondback Energy, Inc.	89,064	11,757,339
DMC Global, Inc. *	8,283	53,757
Dorian LPG Ltd.	17,028	364,740
DT Midstream, Inc.	48,204	4,685,429
Empire Petroleum Corp. *	14,255	65,430
Energy Services of America Corp.	8,556	73,154
EOG Resources, Inc.	267,706	29,536,003
Epsilon Energy Ltd.	5,425	38,138
EQT Corp.	284,104	14,046,102
Evolution Petroleum Corp.	15,426	64,635
Excelerate Energy, Inc., Class A	11,119	284,424
Expand Energy Corp.	99,868	10,376,285
Expro Group Holdings NV *	50,353	416,419
Exxon Mobil Corp.	2,071,244	218,785,504
Flowco Holdings, Inc., Class A *	10,000	193,200
Forum Energy Technologies, Inc. *	4,222	61,852
FutureFuel Corp.	9,399	38,630
Geospace Technologies Corp. *	3,725	23,989
Gevo, Inc. *	99,561	109,517
Granite Ridge Resources, Inc.	22,980	110,534
Gulf Island Fabrication, Inc. *	6,007	42,950
Gulfport Energy Corp. *	5,965	1,028,962
Hallador Energy Co. *	16,191	227,726
Halliburton Co.	418,600	8,296,652
Helix Energy Solutions Group, Inc. *	70,570	429,771
Helmerich & Payne, Inc.	47,141	890,493
Hess Corp.	131,157	16,925,811
HF Sinclair Corp.	75,977	2,284,628
HighPeak Energy, Inc. (a)	11,338	90,817
Infinity Natural Resources, Inc., Class A *	6,300	96,705
Innovex International, Inc. *	17,876	269,928
International Seaways, Inc.	19,219	652,677
Kinder Morgan, Inc.	919,954	24,194,790
Kinetik Holdings, Inc., Class A	17,578	726,675
KLX Energy Services Holdings, Inc. *	8,329	16,741
Kodiak Gas Services, Inc.	18,430	626,804
Kosmos Energy Ltd. *	217,678	335,224
Liberty Energy, Inc., Class A	76,251	876,887
Lightbridge Corp. *(a)	5,562	49,836
Magnolia Oil & Gas Corp., Class A	90,844	1,865,027
Mammoth Energy Services, Inc. *	10,739	27,170
Marathon Petroleum Corp.	150,235	20,643,791
Matador Resources Co.	54,610	2,159,279
Murphy Oil Corp.	67,275	1,381,156
NACCO Industries, Inc., Class A	1,966	68,613
Natural Gas Services Group, Inc. *	4,213	75,708
New Fortress Energy, Inc.	60,705	329,628
NextDecade Corp. *	65,662	491,152
Noble Corp. PLC	62,160	1,351,358
Northern Oil & Gas, Inc.	46,016	1,118,189
NOV, Inc.	180,928	2,100,574
NPK International, Inc. *	41,111	237,622
Occidental Petroleum Corp.	323,730	12,758,199
Oceaneering International, Inc. *	48,506	860,982
Oil States International, Inc. *	29,052	101,973
ONEOK, Inc.	295,113	24,246,484
OPAL Fuels, Inc., Class A *	5,715	9,887
Ovintiv, Inc.	123,791	4,156,902
Par Pacific Holdings, Inc. *	26,679	382,043
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Patterson-UTI Energy, Inc.	167,426	944,283
PBF Energy, Inc., Class A	48,089	826,169
Peabody Energy Corp.	61,147	754,554
Permian Resources Corp., Class A	304,487	3,592,947
Phillips 66	197,010	20,500,861
PHX Minerals, Inc.	18,580	71,161
PrimeEnergy Resources Corp. *	362	61,493
ProPetro Holding Corp. *	39,887	198,637
Range Resources Corp.	114,590	3,888,039
Ranger Energy Services, Inc., Class A	5,075	56,282
REX American Resources Corp. *	8,751	347,590
Riley Exploration Permian, Inc.	5,555	137,097
Ring Energy, Inc. *	96,457	85,471
RPC, Inc.	36,343	171,902
Sable Offshore Corp. *	29,933	558,550
SandRidge Energy, Inc.	12,685	115,560
Schlumberger NV	669,350	22,255,887
SEACOR Marine Holdings, Inc. *	10,252	50,030
Select Water Solutions, Inc.	48,335	411,814
Sitio Royalties Corp., Class A	38,649	655,487
SM Energy Co.	55,363	1,261,723
Smart Sand, Inc.	17,439	36,622
Solaris Energy Infrastructure, Inc.	16,327	345,153
Summit Midstream Corp. *	4,783	133,159
Talos Energy, Inc. *	63,295	435,470
Targa Resources Corp.	103,451	17,679,776
TechnipFMC PLC	202,977	5,717,862
TETRA Technologies, Inc. *	48,733	138,889
Texas Pacific Land Corp.	8,980	11,574,053
Tidewater, Inc. *	25,379	918,466
Transocean Ltd. *	424,431	904,038
Uranium Energy Corp. *	197,097	1,034,759
VAALCO Energy, Inc.	43,433	142,026
Valaris Ltd. *	31,641	1,022,321
Valero Energy Corp.	150,797	17,506,024
Venture Global, Inc., Class A (a)	37,502	314,642
Viper Energy, Inc.	62,301	2,512,599
Vital Energy, Inc. *	11,591	164,360
Vitesse Energy, Inc.	13,373	273,478
Weatherford International PLC	35,131	1,454,423
Williams Cos., Inc.	580,085	33,975,578
World Kinect Corp.	27,459	688,946
		828,309,942

Equity Real Estate Investment Trusts (REITs) 2.5%
Acadia Realty Trust	58,151	1,110,684
Agree Realty Corp.	51,420	3,990,706
Alexander & Baldwin, Inc.	35,571	611,110
Alexander's, Inc.	964	198,970
Alexandria Real Estate Equities, Inc.	73,593	5,347,267
Alpine Income Property Trust, Inc.	4,623	71,425
American Assets Trust, Inc.	21,772	407,790
American Healthcare REIT, Inc.	73,517	2,373,129
American Homes 4 Rent, Class A	152,398	5,698,161
American Tower Corp.	222,257	50,098,950
Americold Realty Trust, Inc.	124,063	2,399,378
Apartment Investment & Management Co., Class A	64,227	508,036
Apple Hospitality REIT, Inc.	105,963	1,247,185
Armada Hoffler Properties, Inc.	38,123	258,093
AvalonBay Communities, Inc.	67,771	14,230,555
Bluerock Homes Trust, Inc.	1,536	15,636
Braemar Hotels & Resorts, Inc.	24,766	46,312
Brandywine Realty Trust	80,539	318,934
Brixmor Property Group, Inc.	144,200	3,592,022
Broadstone Net Lease, Inc.	89,652	1,450,569
BRT Apartments Corp.	5,530	85,549
SECURITY	NUMBER OF SHARES	VALUE ($)
BXP, Inc.	69,070	4,401,831
Camden Property Trust	50,722	5,772,164
CareTrust REIT, Inc.	87,732	2,567,916
CBL & Associates Properties, Inc.	5,626	132,042
Centerspace	8,509	513,603
Chatham Lodging Trust	21,672	148,887
City Office REIT, Inc.	16,407	83,348
Clipper Realty, Inc.	5,283	19,019
Community Healthcare Trust, Inc.	16,827	287,405
COPT Defense Properties	55,553	1,450,489
Cousins Properties, Inc.	78,630	2,165,470
Crown Castle, Inc.	206,660	21,856,362
CTO Realty Growth, Inc.	15,942	291,260
CubeSmart	108,927	4,430,061
Curbline Properties Corp.	44,358	1,015,355
DiamondRock Hospitality Co.	99,179	727,974
Digital Realty Trust, Inc.	150,863	24,219,546
Diversified Healthcare Trust	100,000	226,000
Douglas Emmett, Inc.	82,507	1,141,072
Easterly Government Properties, Inc.	19,370	390,693
EastGroup Properties, Inc.	24,981	4,082,395
Elme Communities	40,011	622,971
Empire State Realty Trust, Inc., Class A	64,131	456,613
EPR Properties	35,314	1,747,690
Equinix, Inc.	46,287	39,841,535
Equity LifeStyle Properties, Inc.	90,283	5,848,533
Equity Residential	163,183	11,465,238
Essential Properties Realty Trust, Inc.	89,280	2,872,138
Essex Property Trust, Inc.	30,516	8,518,541
Extra Space Storage, Inc.	100,924	14,787,384
Farmland Partners, Inc.	21,207	213,342
Federal Realty Investment Trust	36,667	3,447,431
First Industrial Realty Trust, Inc.	63,730	3,032,273
Four Corners Property Trust, Inc.	48,097	1,344,311
Franklin Street Properties Corp.	38,431	60,721
FrontView REIT, Inc.	7,000	87,080
Gaming & Leisure Properties, Inc.	131,430	6,290,240
Getty Realty Corp.	23,634	661,516
Gladstone Commercial Corp.	22,360	315,947
Gladstone Land Corp.	14,746	146,428
Global Medical REIT, Inc.	26,096	201,983
Global Net Lease, Inc.	94,810	715,815
Healthcare Realty Trust, Inc., Class A	174,248	2,706,071
Healthpeak Properties, Inc.	333,583	5,951,121
Highwoods Properties, Inc.	49,859	1,417,990
Host Hotels & Resorts, Inc.	332,660	4,697,159
Hudson Pacific Properties, Inc.	103,441	212,054
Independence Realty Trust, Inc.	109,856	2,134,502
Industrial Logistics Properties Trust	24,875	65,172
Innovative Industrial Properties, Inc.	15,177	824,263
InvenTrust Properties Corp.	38,416	1,070,270
Invitation Homes, Inc.	273,205	9,340,879
Iron Mountain, Inc.	140,566	12,604,553
JBG SMITH Properties	40,899	571,768
Kilroy Realty Corp.	50,004	1,575,626
Kimco Realty Corp.	323,056	6,454,659
Kite Realty Group Trust	102,603	2,221,355
Lamar Advertising Co., Class A	42,157	4,797,888
Lineage, Inc.	30,109	1,452,157
LTC Properties, Inc.	20,899	749,647
LXP Industrial Trust	139,647	1,101,815
Macerich Co.	118,219	1,733,091
Medical Properties Trust, Inc.	305,397	1,685,791
Mid-America Apartment Communities, Inc.	55,489	8,858,819
Millrose Properties, Inc., Class A	58,990	1,477,110
Modiv Industrial, Inc., Class C	3,196	52,350
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Health Investors, Inc.	21,414	1,620,397
National Storage Affiliates Trust	32,600	1,212,720
NET Lease Office Properties *	6,279	189,814
NETSTREIT Corp.	38,339	623,776
New Century Financial Corp. *(b)	3,600	0
NexPoint Diversified Real Estate Trust	17,088	59,979
NexPoint Residential Trust, Inc.	9,644	359,528
NNN REIT, Inc.	90,810	3,733,199
Omega Healthcare Investors, Inc.	133,894	5,228,561
One Liberty Properties, Inc.	6,163	150,377
Orion Properties, Inc.	25,500	46,665
Outfront Media, Inc.	65,436	990,047
Paramount Group, Inc.	85,678	367,559
Park Hotels & Resorts, Inc.	97,416	968,315
Pebblebrook Hotel Trust	56,936	515,271
Phillips Edison & Co., Inc.	58,983	2,046,710
Piedmont Office Realty Trust, Inc., Class A	59,125	349,429
Plymouth Industrial REIT, Inc.	16,461	244,775
Postal Realty Trust, Inc., Class A	13,537	179,230
PotlatchDeltic Corp.	33,248	1,276,391
Prologis, Inc.	441,941	45,166,370
Public Storage	74,917	22,507,314
Rayonier, Inc.	66,636	1,629,917
Realty Income Corp.	417,687	24,167,370
Regency Centers Corp.	77,593	5,600,663
Rexford Industrial Realty, Inc.	108,245	3,582,909
RLJ Lodging Trust	69,831	489,515
Ryman Hospitality Properties, Inc.	28,509	2,507,367
Sabra Health Care REIT, Inc.	112,814	2,013,730
Safehold, Inc.	21,044	331,443
Saul Centers, Inc.	5,768	188,614
SBA Communications Corp., Class A	51,529	12,542,159
Service Properties Trust	79,200	142,560
Sila Realty Trust, Inc.	26,410	680,322
Simon Property Group, Inc.	145,636	22,920,194
SITE Centers Corp.	22,400	265,216
SL Green Realty Corp.	33,202	1,746,757
STAG Industrial, Inc.	88,709	2,930,058
Summit Hotel Properties, Inc.	47,221	192,189
Sun Communities, Inc.	57,204	7,117,894
Sunstone Hotel Investors, Inc.	101,945	850,221
Tanger, Inc.	52,925	1,667,667
Terreno Realty Corp.	47,203	2,658,945
UDR, Inc.	144,019	6,031,516
UMH Properties, Inc.	34,350	606,964
Universal Health Realty Income Trust	5,432	207,557
Urban Edge Properties	58,172	1,051,168
Ventas, Inc.	208,193	14,590,165
Veris Residential, Inc.	37,721	585,430
VICI Properties, Inc., Class A	501,574	16,060,399
Vornado Realty Trust	80,457	2,838,523
Welltower, Inc.	289,926	44,239,808
Weyerhaeuser Co.	347,200	8,995,952
Whitestone REIT	20,066	261,661
WP Carey, Inc.	104,178	6,504,874
Xenia Hotels & Resorts, Inc.	45,844	489,614
		630,942,961

Financial Services 8.8%
Acacia Research Corp. *	29,703	91,782
Acadian Asset Management, Inc.	14,000	377,160
ACRES Commercial Realty Corp. *	3,144	60,774
Advanced Flower Capital, Inc.	8,444	46,526
Affiliated Managers Group, Inc.	13,909	2,303,748
Affirm Holdings, Inc. *	121,256	6,033,699
AG Mortgage Investment Trust, Inc.	14,032	91,629
SECURITY	NUMBER OF SHARES	VALUE ($)
AGNC Investment Corp.	435,866	3,848,697
Alerus Financial Corp.	11,281	224,266
Ally Financial, Inc.	131,106	4,281,922
AlTi Global, Inc. *	40,478	138,840
American Express Co.	264,182	70,380,727
Ameriprise Financial, Inc.	45,701	21,526,085
Angel Oak Mortgage REIT, Inc.	9,942	93,952
Annaly Capital Management, Inc.	274,205	5,374,418
Apollo Commercial Real Estate Finance, Inc.	61,373	575,065
Apollo Global Management, Inc.	212,485	28,999,953
Arbor Realty Trust, Inc. (a)	92,240	1,063,527
Ares Commercial Real Estate Corp.	22,535	91,717
ARES Management Corp., Class A	88,630	13,518,734
ARMOUR Residential REIT, Inc.	36,345	598,602
Artisan Partners Asset Management, Inc., Class A	32,819	1,213,647
Associated Capital Group, Inc., Class A	1,818	65,666
Atlanticus Holdings Corp. *	2,144	117,534
AvidXchange Holdings, Inc. *	89,883	730,749
Bakkt Holdings, Inc. *(a)	5,451	51,130
Bank of New York Mellon Corp.	341,167	27,433,238
Berkshire Hathaway, Inc., Class B *	872,306	465,157,175
BGC Group, Inc., Class A	187,349	1,697,382
Blackrock, Inc.	69,303	63,360,961
Blackstone Mortgage Trust, Inc., Class A	85,957	1,637,481
Blackstone, Inc.	348,550	45,907,521
Block, Inc. *	268,396	15,693,114
Blue Owl Capital, Inc., Class A	246,342	4,564,717
Bread Financial Holdings, Inc.	23,925	1,135,241
Bridge Investment Group Holdings, Inc., Class A	28,624	274,504
BrightSpire Capital, Inc., Class A	69,114	346,261
Cannae Holdings, Inc.	25,712	455,360
Cantaloupe, Inc. *	26,721	213,768
Capital One Financial Corp.	181,419	32,702,589
Carlyle Group, Inc.	101,156	3,908,668
Cass Information Systems, Inc.	5,702	232,299
Cboe Global Markets, Inc.	49,814	11,048,745
Charles Schwab Corp. (c)	805,407	65,560,130
Cherry Hill Mortgage Investment Corp.	15,001	45,303
Chicago Atlantic Real Estate Finance, Inc.	9,254	133,905
Chimera Investment Corp.	41,204	508,457
CME Group, Inc.	171,598	47,546,374
Cohen & Steers, Inc.	12,467	951,481
Coinbase Global, Inc., Class A *	100,314	20,352,707
Consumer Portfolio Services, Inc. *	5,099	47,064
Corebridge Financial, Inc.	120,507	3,570,622
Corpay, Inc. *	33,242	10,815,950
Credit Acceptance Corp. *	3,121	1,521,238
Dave, Inc. *	3,855	365,531
Diamond Hill Investment Group, Inc.	1,364	171,837
Discover Financial Services	119,261	21,785,407
Donnelley Financial Solutions, Inc. *	12,417	598,499
Dynex Capital, Inc.	37,657	464,311
Ellington Financial, Inc.	43,305	564,264
Enact Holdings, Inc.	14,940	534,703
Encore Capital Group, Inc. *	12,761	438,978
Enova International, Inc. *	12,373	1,135,718
Equitable Holdings, Inc.	148,260	7,331,457
Essent Group Ltd.	49,937	2,842,913
Euronet Worldwide, Inc. *	20,230	2,004,793
Evercore, Inc., Class A	16,650	3,418,079
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
EVERTEC, Inc.	29,799	1,011,378
EZCORP, Inc., Class A *	25,151	411,722
FactSet Research Systems, Inc.	18,129	7,835,716
Federal Agricultural Mortgage Corp., Class C	4,622	810,375
Federated Hermes, Inc.	38,340	1,556,987
Fidelity National Information Services, Inc.	251,917	19,871,213
Finance of America Cos., Inc., Class A *	5,723	119,496
FirstCash Holdings, Inc.	18,911	2,533,318
Fiserv, Inc. *	270,560	49,937,259
Flywire Corp. *	51,215	481,933
Forge Global Holdings, Inc. *	3,010	43,615
Franklin BSP Realty Trust, Inc.	44,583	507,355
Franklin Resources, Inc.	150,755	2,828,164
GCM Grosvenor, Inc., Class A	19,770	247,916
Global Payments, Inc.	117,775	8,987,410
Goldman Sachs Group, Inc.	148,513	81,318,293
Granite Point Mortgage Trust, Inc.	23,221	45,745
Great Elm Group, Inc. *	9,772	18,567
Guild Holdings Co., Class A	4,604	59,668
HA Sustainable Infrastructure Capital, Inc.	57,260	1,430,355
Hamilton Lane, Inc., Class A	21,058	3,253,250
Heritage Global, Inc. *	16,791	33,918
Houlihan Lokey, Inc., Class A	25,694	4,164,484
Innventure, Inc. *	15,812	66,410
Interactive Brokers Group, Inc., Class A	51,859	8,911,969
Intercontinental Exchange, Inc.	273,562	45,950,209
International Money Express, Inc. *	18,445	229,087
Invesco Ltd.	218,602	3,045,126
Invesco Mortgage Capital, Inc. (a)	28,900	211,837
Jack Henry & Associates, Inc.	34,445	5,973,796
Jackson Financial, Inc., Class A	34,689	2,702,620
Janus Henderson Group PLC	59,917	1,989,844
Jefferies Financial Group, Inc.	77,140	3,604,752
KKR & Co., Inc.	321,239	36,707,981
KKR Real Estate Finance Trust, Inc.	24,272	224,516
Ladder Capital Corp., Class A	54,768	571,778
Lazard, Inc.	53,051	2,063,684
LendingClub Corp. *	52,098	508,997
LendingTree, Inc. *	6,556	338,224
loanDepot, Inc., Class A *	36,984	41,052
LPL Financial Holdings, Inc.	37,642	12,037,535
Lument Finance Trust, Inc. (a)	24,035	63,452
Manhattan Bridge Capital, Inc.	7,727	39,562
MarketAxess Holdings, Inc.	18,220	4,037,370
Marqeta, Inc., Class A *	195,000	815,100
Mastercard, Inc., Class A	387,625	212,441,758
Medallion Financial Corp.	6,557	57,702
Merchants Bancorp	12,767	384,031
MFA Financial, Inc.	47,437	465,831
MGIC Investment Corp.	119,975	2,988,577
Moelis & Co., Class A	33,803	1,811,165
Moody's Corp.	73,812	33,445,693
Morgan Stanley	588,575	67,933,327
Morningstar, Inc.	12,943	3,685,131
Mr. Cooper Group, Inc. *	30,229	3,597,553
MSCI, Inc., Class A	36,979	20,157,623
Nasdaq, Inc.	197,272	15,034,099
Navient Corp.	37,356	462,467
NCR Atleos Corp. *	32,791	915,525
Nelnet, Inc., Class A	8,414	892,641
NerdWallet, Inc., Class A *	22,319	199,978
New York Mortgage Trust, Inc.	40,532	237,923
SECURITY	NUMBER OF SHARES	VALUE ($)
NewtekOne, Inc.	11,192	116,397
Nexpoint Real Estate Finance, Inc.	5,703	83,435
NMI Holdings, Inc., Class A *	36,089	1,305,339
Northern Trust Corp.	92,924	8,732,998
Old Market Capital Corp. *	6,032	34,443
OneMain Holdings, Inc.	56,769	2,672,117
Onity Group, Inc. *	3,090	115,906
Open Lending Corp., Class A *	50,000	62,000
Oportun Financial Corp. *	16,000	81,920
Oppenheimer Holdings, Inc., Class A	3,500	206,535
OppFi, Inc.	7,166	67,002
Orchid Island Capital, Inc. (a)	44,361	317,181
P10, Inc., Class A	27,410	303,429
Paymentus Holdings, Inc., Class A *	8,752	284,090
Payoneer Global, Inc. *	120,097	844,282
PayPal Holdings, Inc. *	471,641	31,052,843
Paysign, Inc. *	9,553	22,927
PennyMac Financial Services, Inc.	14,754	1,437,630
PennyMac Mortgage Investment Trust	41,298	530,266
Perella Weinberg Partners, Class A	27,101	465,324
Piper Sandler Cos.	7,659	1,846,738
PJT Partners, Inc., Class A	11,152	1,580,350
PRA Group, Inc. *	21,991	402,435
Priority Technology Holdings, Inc. *	9,469	68,745
PROG Holdings, Inc.	19,924	525,197
Radian Group, Inc.	68,984	2,203,349
Raymond James Financial, Inc.	87,932	12,050,201
Redwood Trust, Inc.	69,393	430,931
Regional Management Corp.	3,411	112,324
Remitly Global, Inc. *	70,377	1,423,023
Rithm Capital Corp.	243,881	2,726,590
Rithm Property Trust, Inc.	21,615	63,116
Robinhood Markets, Inc., Class A *	338,205	16,609,248
Rocket Cos., Inc., Class A (a)	65,077	840,144
S&P Global, Inc.	149,905	74,959,995
Security National Financial Corp., Class A *	7,403	75,807
SEI Investments Co.	45,864	3,590,693
Seven Hills Realty Trust	5,666	67,595
Sezzle, Inc. *	8,400	436,380
Shift4 Payments, Inc., Class A *	32,081	2,624,226
Silvercrest Asset Management Group, Inc., Class A	3,213	49,159
SLM Corp.	98,776	2,855,614
SoFi Technologies, Inc. *	527,522	6,599,300
Starwood Property Trust, Inc.	156,374	3,000,817
State Street Corp.	137,253	12,091,989
StepStone Group, Inc., Class A	31,109	1,555,761
Stifel Financial Corp.	48,843	4,185,357
StoneX Group, Inc. *	21,112	1,869,784
Sunrise Realty Trust, Inc.	2,814	30,279
SWK Holdings Corp.	1,451	20,445
Synchrony Financial	185,261	9,624,309
T. Rowe Price Group, Inc.	106,271	9,410,297
Toast, Inc., Class A *	197,183	7,015,771
TPG RE Finance Trust, Inc.	31,952	244,113
TPG, Inc.	44,401	2,062,426
Tradeweb Markets, Inc., Class A	55,578	7,686,437
Two Harbors Investment Corp.	51,925	616,350
U.S. Global Investors, Inc., Class A	6,234	13,278
Upstart Holdings, Inc. *	38,067	1,819,603
Usio, Inc. *	17,787	28,993
UWM Holdings Corp.	43,383	203,900
Velocity Financial, Inc. *	5,032	89,922
Victory Capital Holdings, Inc., Class A	21,725	1,244,625
Virtu Financial, Inc., Class A	38,843	1,520,703
Virtus Investment Partners, Inc.	3,633	557,992
Visa, Inc., Class A	820,103	283,345,587
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Voya Financial, Inc.	46,953	2,779,618
Walker & Dunlop, Inc.	15,262	1,168,153
Waterstone Financial, Inc.	8,861	107,218
Western Union Co.	160,667	1,592,210
Westwood Holdings Group, Inc.	2,653	44,305
WEX, Inc. *	16,578	2,161,274
WisdomTree, Inc.	51,234	445,736
World Acceptance Corp. *	1,349	174,183
		2,250,322,015

Food, Beverage & Tobacco 2.5%
Alico, Inc.	2,213	63,159
Altria Group, Inc.	806,755	47,719,558
Archer-Daniels-Midland Co.	228,074	10,890,533
B&G Foods, Inc.	42,071	289,869
Beyond Meat, Inc. *(a)	28,812	71,454
Boston Beer Co., Inc., Class A *	4,323	1,062,593
Brown-Forman Corp., Class B	111,689	3,891,245
Bunge Global SA	63,437	4,993,761
Calavo Growers, Inc.	7,291	201,377
Cal-Maine Foods, Inc.	20,534	1,917,260
Campbell's Co.	93,546	3,410,687
Celsius Holdings, Inc. *	73,866	2,582,355
Coca-Cola Co.	1,842,308	133,659,445
Coca-Cola Consolidated, Inc.	2,804	3,801,691
Conagra Brands, Inc.	226,683	5,601,337
Constellation Brands, Inc., Class A	73,881	13,855,643
Darling Ingredients, Inc. *	78,445	2,525,145
Farmer Bros Co. *	11,781	22,030
Flowers Foods, Inc.	97,373	1,712,791
Fresh Del Monte Produce, Inc.	17,575	597,726
Freshpet, Inc. *	23,189	1,705,319
General Mills, Inc.	261,966	14,863,951
Hershey Co.	70,613	11,805,787
Hormel Foods Corp.	138,595	4,143,990
Ingredion, Inc.	31,040	4,122,733
J&J Snack Foods Corp.	7,048	913,350
J.M. Smucker Co.	50,613	5,884,774
John B Sanfilippo & Son, Inc.	3,955	262,098
Kellanova	128,547	10,639,835
Keurig Dr. Pepper, Inc.	567,040	19,613,914
Kraft Heinz Co.	418,272	12,171,715
Lamb Weston Holdings, Inc.	68,751	3,630,740
Lancaster Colony Corp.	9,454	1,538,922
Lifeway Foods, Inc. *	2,366	56,027
Limoneira Co.	7,226	108,607
Mama's Creations, Inc. *	16,154	106,616
McCormick & Co., Inc. - Non Voting Shares	120,078	9,205,179
MGP Ingredients, Inc.	7,544	222,322
Mission Produce, Inc. *	18,304	191,734
Molson Coors Beverage Co., Class B	83,203	4,786,669
Mondelez International, Inc., Class A	615,474	41,932,244
Monster Beverage Corp. *	333,476	20,048,577
National Beverage Corp.	10,019	444,844
PepsiCo, Inc.	653,084	88,545,129
Philip Morris International, Inc.	740,229	126,845,641
Pilgrim's Pride Corp.	19,693	1,074,844
Post Holdings, Inc. *	21,711	2,457,034
Primo Brands Corp.	94,656	3,092,412
Seaboard Corp.	139	359,451
Seneca Foods Corp., Class A *	2,612	234,270
Simply Good Foods Co. *	42,953	1,551,033
SunOpta, Inc. *	43,000	185,760
Tootsie Roll Industries, Inc.	7,873	251,936
TreeHouse Foods, Inc. *	22,159	516,083
Turning Point Brands, Inc.	8,413	516,390
SECURITY	NUMBER OF SHARES	VALUE ($)
Tyson Foods, Inc., Class A	136,183	8,339,847
Universal Corp.	12,751	743,001
Utz Brands, Inc.	34,013	452,033
Vita Coco Co., Inc. *	18,490	611,095
Vital Farms, Inc. *	14,019	480,011
Westrock Coffee Co. *(a)	15,240	88,392
WK Kellogg Co.	31,616	566,875
Zevia PBC, Class A *	20,011	45,225
		644,226,068

Health Care Equipment & Services 4.6%
Abbott Laboratories	825,367	107,916,735
Acadia Healthcare Co., Inc. *	43,513	1,018,204
Accuray, Inc. *	36,635	56,784
AdaptHealth Corp., Class A *	56,230	478,517
Addus HomeCare Corp. *	8,398	878,011
agilon health, Inc. *	161,701	688,846
Align Technology, Inc. *	33,475	5,801,217
Alignment Healthcare, Inc. *	51,148	906,343
Alphatec Holdings, Inc. *	48,583	533,441
Amedisys, Inc. *	15,348	1,456,525
American Well Corp., Class A *	6,250	45,813
AMN Healthcare Services, Inc. *	17,098	349,312
AngioDynamics, Inc. *	16,851	156,546
Artivion, Inc. *	17,724	419,882
Astrana Health, Inc. *	19,744	615,420
AtriCure, Inc. *	23,192	693,673
Avanos Medical, Inc. *	19,723	247,524
Aveanna Healthcare Holdings, Inc. *	23,737	109,428
Axogen, Inc. *	20,819	338,725
Baxter International, Inc.	243,278	7,582,975
Becton Dickinson & Co.	136,824	28,334,882
Beta Bionics, Inc. *(a)	5,770	63,759
Biodesix, Inc. *	20,622	11,020
Bioventus, Inc., Class A *	20,832	152,282
Boston Scientific Corp. *	701,188	72,131,210
BrightSpring Health Services, Inc. *	25,000	438,250
Brookdale Senior Living, Inc. *	96,082	630,298
Butterfly Network, Inc. *	79,217	185,368
Cardinal Health, Inc.	115,481	16,316,310
Castle Biosciences, Inc. *	13,247	265,602
Cencora, Inc.	82,060	24,016,500
Centene Corp. *	235,750	14,109,637
Ceribell, Inc. *	7,386	118,841
Certara, Inc. *	51,767	717,491
Cerus Corp. *	76,254	100,655
Chemed Corp.	7,177	4,173,497
Cigna Group	130,366	44,329,655
Claritev Corp. *	4,000	89,720
ClearPoint Neuro, Inc. *	10,369	149,210
Clover Health Investments Corp., Class A *	212,274	721,732
Community Health Systems, Inc. *	51,561	140,762
Concentra Group Holdings Parent, Inc.	52,939	1,151,423
CONMED Corp.	14,231	698,884
Cooper Cos., Inc. *	94,748	7,738,069
CorVel Corp. *	13,077	1,422,255
Cross Country Healthcare, Inc. *	14,884	201,678
CVRx, Inc. *	5,810	42,529
CVS Health Corp.	600,162	40,036,807
DaVita, Inc. *	21,273	3,011,193
Definitive Healthcare Corp., Class A *	24,978	67,940
Delcath Systems, Inc. *	12,977	156,243
DENTSPLY SIRONA, Inc.	95,706	1,330,313
Dexcom, Inc. *	185,830	13,264,545
DocGo, Inc. *	50,278	112,120
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Doximity, Inc., Class A *	63,986	3,639,524
Edwards Lifesciences Corp. *	281,841	21,276,177
ElectroCore, Inc. *	3,035	22,322
Electromed, Inc. *	3,594	82,770
Elevance Health, Inc.	110,384	46,425,303
Embecta Corp.	27,343	333,311
Encompass Health Corp.	48,343	5,655,648
Enhabit, Inc. *	23,015	183,890
Enovis Corp. *	29,799	1,030,747
Ensign Group, Inc.	27,338	3,526,329
Envista Holdings Corp. *	86,035	1,383,443
Evolent Health, Inc., Class A *	60,209	593,661
FONAR Corp. *	3,312	41,566
Fulgent Genetics, Inc. *	9,036	156,775
GE HealthCare Technologies, Inc.	217,437	15,292,344
GeneDx Holdings Corp. *	9,756	652,189
Glaukos Corp. *	26,238	2,472,931
Globus Medical, Inc., Class A *	53,888	3,867,542
GoodRx Holdings, Inc., Class A *	51,094	236,565
Guardant Health, Inc. *	58,617	2,768,481
Haemonetics Corp. *	23,730	1,495,465
HCA Healthcare, Inc.	85,009	29,334,906
Health Catalyst, Inc. *	26,200	103,490
HealthEquity, Inc. *	41,817	3,584,553
HealthStream, Inc.	11,829	397,809
HeartBeam, Inc. *	14,543	25,450
Henry Schein, Inc. *	59,619	3,873,446
Hims & Hers Health, Inc. *	90,280	2,988,268
Hologic, Inc. *	106,689	6,209,300
Humana, Inc.	57,306	15,027,925
ICU Medical, Inc. *	11,535	1,575,566
IDEXX Laboratories, Inc. *	39,160	16,942,574
InfuSystem Holdings, Inc. *	10,655	50,292
Inogen, Inc. *	16,555	118,037
Inspire Medical Systems, Inc. *	14,056	2,226,189
Insulet Corp. *	33,434	8,435,064
Integer Holdings Corp. *	15,723	1,985,972
Integra LifeSciences Holdings Corp. *	30,569	501,026
Intuitive Surgical, Inc. *	169,721	87,542,092
iRadimed Corp.	3,278	171,800
iRhythm Technologies, Inc. *	14,707	1,572,031
Joint Corp. *	7,452	74,595
Kewaunee Scientific Corp. *	1,200	38,004
KORU Medical Systems, Inc. *	12,813	35,236
Labcorp Holdings, Inc.	39,683	9,564,000
Lantheus Holdings, Inc. *	33,429	3,487,982
LeMaitre Vascular, Inc.	9,838	892,700
LENSAR, Inc. *	4,846	68,086
LifeMD, Inc. *	20,209	148,738
LifeStance Health Group, Inc. *	73,312	481,660
LivaNova PLC *	25,025	925,925
Masimo Corp. *	21,076	3,392,393
McKesson Corp.	59,648	42,516,498
Medtronic PLC	610,081	51,710,466
Merit Medical Systems, Inc. *	27,482	2,595,675
Milestone Scientific, Inc. *	34,400	31,648
Molina Healthcare, Inc. *	26,374	8,624,562
Myomo, Inc. *	21,495	101,027
National HealthCare Corp.	6,222	587,917
National Research Corp.	6,098	69,273
Neogen Corp. *	93,023	469,766
NeoGenomics, Inc. *	59,570	380,950
Neuronetics, Inc. *	15,000	65,700
NeuroPace, Inc. *	4,356	50,922
Novocure Ltd. *	46,100	836,254
Nutex Health, Inc. *	1,600	175,952
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
SECURITY	NUMBER OF SHARES	VALUE ($)
Omnicell, Inc. *	21,903	684,688
OPKO Health, Inc. *	185,881	256,516
OptimizeRx Corp. *	8,000	72,960
Option Care Health, Inc. *	82,185	2,655,397
OraSure Technologies, Inc. *	30,500	91,195
Orchestra BioMed Holdings, Inc. *	12,514	37,167
Orthofix Medical, Inc. *	18,213	253,343
OrthoPediatrics Corp. *	7,124	148,322
Owens & Minor, Inc. *	33,542	236,807
PACS Group, Inc. *	17,234	165,963
Pediatrix Medical Group, Inc. *	44,894	578,235
Pennant Group, Inc. *	17,830	456,805
Penumbra, Inc. *	18,442	5,400,555
Performant Healthcare, Inc. *	24,843	58,629
Phreesia, Inc. *	26,389	658,669
Premier, Inc., Class A	49,019	997,537
Privia Health Group, Inc. *	49,235	1,156,038
PROCEPT BioRobotics Corp. *	25,602	1,381,996
Pro-Dex, Inc. *	1,916	125,843
Progyny, Inc. *	36,695	838,114
Pulmonx Corp. *	17,853	86,230
Pulse Biosciences, Inc. *(a)	9,273	157,826
Quest Diagnostics, Inc.	53,000	9,445,660
QuidelOrtho Corp. *	31,588	877,831
RadNet, Inc. *	30,538	1,599,580
ResMed, Inc.	69,897	16,536,931
Rockwell Medical, Inc. *	7,846	8,474
RxSight, Inc. *	16,645	245,014
Sanara Medtech, Inc. *	1,654	52,829
Schrodinger, Inc. *	25,953	665,175
Select Medical Holdings Corp.	48,777	889,692
Semler Scientific, Inc. *(a)	6,174	199,605
Senseonics Holdings, Inc. *	315,306	234,808
Sensus Healthcare, Inc. *	6,026	25,912
SI-BONE, Inc. *	19,218	262,326
Simulations Plus, Inc.	7,164	246,083
Solventum Corp. *	66,678	4,408,749
Sonida Senior Living, Inc. *	6,855	159,173
STAAR Surgical Co. *	24,350	444,631
Stereotaxis, Inc. *	22,696	45,392
STERIS PLC	46,931	10,547,273
Stryker Corp.	163,349	61,079,458
Surgery Partners, Inc. *	37,410	821,150
Surmodics, Inc. *	7,188	201,336
Tactile Systems Technology, Inc. *	10,021	141,497
Talkspace, Inc. *	88,164	270,663
Tandem Diabetes Care, Inc. *	31,215	525,973
Teladoc Health, Inc. *	82,002	589,594
Teleflex, Inc.	22,476	3,080,336
Tenet Healthcare Corp. *	44,997	6,432,321
TransMedics Group, Inc. *	15,824	1,455,966
Treace Medical Concepts, Inc. *	27,099	191,861
TruBridge, Inc. *	6,539	170,210
U.S. Physical Therapy, Inc.	7,360	523,370
UFP Technologies, Inc. *	3,430	715,292
UnitedHealth Group, Inc.	437,911	180,174,102
Universal Health Services, Inc., Class B	27,948	4,948,752
Utah Medical Products, Inc.	2,665	137,914
Varex Imaging Corp. *	17,095	142,230
Veeva Systems, Inc., Class A *	71,202	16,639,195
Viemed Healthcare, Inc. *	16,000	113,120
Vivani Medical, Inc. *	30,016	30,916
Waystar Holding Corp. *	33,013	1,227,093
Zimmer Biomet Holdings, Inc.	94,633	9,751,931
Zimvie, Inc. *	16,179	146,582
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zynex, Inc. *	7,546	12,526
		1,180,770,664

Household & Personal Products 1.2%
Beauty Health Co. *	59,555	59,049
BellRing Brands, Inc. *	61,798	4,767,098
Central Garden & Pet Co. *	4,564	153,168
Central Garden & Pet Co., Class A *	25,542	755,277
Church & Dwight Co., Inc.	117,144	11,637,085
Clorox Co.	58,811	8,368,805
Colgate-Palmolive Co.	386,745	35,654,021
Coty, Inc., Class A *	168,936	853,127
Edgewell Personal Care Co.	22,085	674,697
elf Beauty, Inc. *	27,006	1,670,861
Energizer Holdings, Inc.	31,376	848,407
Estee Lauder Cos., Inc., Class A	110,850	6,646,566
Herbalife Ltd. *	46,075	331,740
Honest Co., Inc. *	29,467	141,147
Interparfums, Inc.	8,373	914,332
Kenvue, Inc.	910,307	21,483,245
Kimberly-Clark Corp.	157,868	20,803,845
Lifevantage Corp.	7,299	90,289
Medifast, Inc. *	8,935	117,406
Natural Alternatives International, Inc. *	3,654	10,962
Natural Health Trends Corp.	6,750	33,480
Nature's Sunshine Products, Inc. *	4,762	58,668
Nu Skin Enterprises, Inc., Class A	23,590	149,325
Oil-Dri Corp. of America	4,284	180,313
Olaplex Holdings, Inc. *	49,924	65,400
Procter & Gamble Co.	1,115,923	181,415,602
Reynolds Consumer Products, Inc.	26,473	608,879
Spectrum Brands Holdings, Inc.	12,510	789,381
United-Guardian, Inc.	3,342	26,435
USANA Health Sciences, Inc. *	4,815	135,253
WD-40 Co.	6,485	1,480,915
		300,924,778

Insurance 2.4%
Abacus Global Management, Inc. *	12,400	102,424
Aflac, Inc.	235,225	25,564,253
Allstate Corp.	126,524	25,101,096
Ambac Financial Group, Inc. *	26,370	210,433
American Coastal Insurance Corp., Class C	16,093	183,943
American Financial Group, Inc.	34,067	4,314,926
American International Group, Inc.	283,765	23,132,523
AMERISAFE, Inc.	9,109	423,477
Aon PLC, Class A	102,914	36,512,858
Arch Capital Group Ltd.	178,105	16,150,561
Arthur J Gallagher & Co.	121,039	38,815,997
Assurant, Inc.	24,413	4,705,362
Assured Guaranty Ltd.	23,422	2,054,812
Axis Capital Holdings Ltd.	36,189	3,485,725
Baldwin Insurance Group, Inc., Class A *	31,502	1,311,113
Bowhead Specialty Holdings, Inc. *	3,023	121,494
Brighthouse Financial, Inc. *	27,922	1,625,619
Brown & Brown, Inc.	112,983	12,495,920
Chubb Ltd.	177,291	50,719,409
Cincinnati Financial Corp.	74,490	10,369,753
Citizens, Inc., Class A *(a)	24,606	99,162
CNA Financial Corp.	11,874	571,852
CNO Financial Group, Inc.	47,869	1,816,150
Crawford & Co., Class A	10,215	113,591
Donegal Group, Inc., Class A	6,507	125,911
SECURITY	NUMBER OF SHARES	VALUE ($)
eHealth, Inc. *	13,577	75,488
Employers Holdings, Inc.	11,659	566,511
Enstar Group Ltd. *	5,808	1,942,253
Erie Indemnity Co., Class A	11,903	4,268,654
Everest Group Ltd.	20,429	7,330,538
F&G Annuities & Life, Inc.	11,227	390,812
Fidelity National Financial, Inc.	123,139	7,887,053
First American Financial Corp.	49,299	2,997,872
Genworth Financial, Inc., Class A *	204,265	1,401,258
Globe Life, Inc.	40,441	4,987,993
GoHealth, Inc., Class A *	3,311	34,865
Goosehead Insurance, Inc., Class A	11,407	1,108,875
Greenlight Capital Re Ltd., Class A *	9,834	128,973
Hagerty, Inc., Class A *	15,234	134,212
Hanover Insurance Group, Inc.	17,134	2,845,957
Hartford Insurance Group, Inc.	136,746	16,774,632
HCI Group, Inc.	4,137	605,243
Heritage Insurance Holdings, Inc. *	10,125	191,363
Hippo Holdings, Inc. *	8,627	199,456
Horace Mann Educators Corp.	19,846	824,403
Investors Title Co.	697	161,139
James River Group Holdings Ltd.	17,990	85,632
Kemper Corp.	28,377	1,677,648
Kingstone Cos., Inc. *	5,000	85,000
Kingsway Financial Services, Inc. *	5,983	51,753
Kinsale Capital Group, Inc.	10,516	4,577,194
Lemonade, Inc. *	27,997	818,072
Lincoln National Corp.	80,886	2,577,837
Loews Corp.	83,992	7,293,025
Markel Group, Inc. *	6,085	11,066,181
Marsh & McLennan Cos., Inc.	233,853	52,726,836
MBIA, Inc. *	22,069	103,504
Mercury General Corp.	13,587	752,992
MetLife, Inc.	276,136	20,812,370
NI Holdings, Inc. *	3,782	47,275
Old Republic International Corp.	111,561	4,194,694
Oscar Health, Inc., Class A *	99,206	1,290,670
Palomar Holdings, Inc. *	12,717	1,844,219
Primerica, Inc.	15,826	4,147,520
Principal Financial Group, Inc.	101,354	7,515,399
ProAssurance Corp. *	24,020	557,504
Progressive Corp.	278,891	78,574,750
Prudential Financial, Inc.	168,825	17,340,016
Reinsurance Group of America, Inc.	31,269	5,856,996
RenaissanceRe Holdings Ltd.	23,469	5,677,855
RLI Corp.	39,574	2,928,872
Root, Inc., Class A *	4,420	617,341
Ryan Specialty Holdings, Inc., Class A	50,143	3,284,868
Safety Insurance Group, Inc.	7,104	543,456
Selective Insurance Group, Inc.	28,852	2,516,760
Selectquote, Inc. *	82,616	261,893
SiriusPoint Ltd. *	44,279	743,887
Skyward Specialty Insurance Group, Inc. *	15,421	818,701
Stewart Information Services Corp.	13,159	861,651
Tiptree, Inc.	9,652	215,336
Travelers Cos., Inc.	107,895	28,498,306
Trupanion, Inc. *	16,359	598,739
TWFG, Inc. *	5,800	183,744
United Fire Group, Inc.	9,091	251,548
Universal Insurance Holdings, Inc.	15,138	366,945
Unum Group	78,119	6,066,722
W.R. Berkley Corp.	142,746	10,233,461
White Mountains Insurance Group Ltd.	1,229	2,172,196
Willis Towers Watson PLC	47,601	14,651,588
		620,476,870

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 2.3%
AdvanSix, Inc.	11,778	252,285
Air Products & Chemicals, Inc.	105,743	28,665,870
Albemarle Corp.	56,465	3,306,026
Alcoa Corp.	126,124	3,093,822
Alpha Metallurgical Resources, Inc. *	5,295	642,548
Alto Ingredients, Inc. *	33,727	30,415
Amcor PLC	1,083,424	9,967,501
American Battery Technology Co. *(a)	69,330	118,554
AptarGroup, Inc.	31,707	4,754,465
Arq, Inc. *	12,500	47,375
Ascent Industries Co. *	4,646	61,327
Ashland, Inc.	24,102	1,310,908
ASP Isotopes, Inc. *(a)	30,711	162,154
Aspen Aerogels, Inc. *	26,945	145,503
ATI, Inc. *	66,916	3,638,892
Avery Dennison Corp.	38,683	6,619,048
Avient Corp.	42,722	1,423,070
Axalta Coating Systems Ltd. *	103,891	3,376,457
Balchem Corp.	15,726	2,461,905
Ball Corp.	141,954	7,373,091
Cabot Corp.	25,607	2,011,174
Carpenter Technology Corp.	23,791	4,653,757
Celanese Corp., Class A	52,417	2,333,081
Century Aluminum Co. *	22,913	376,002
CF Industries Holdings, Inc.	83,480	6,542,328
Chemours Co.	74,926	927,584
Clearwater Paper Corp. *	7,639	205,183
Cleveland-Cliffs, Inc. *	229,438	1,890,569
Coeur Mining, Inc. *	302,534	1,679,064
Commercial Metals Co.	53,599	2,387,299
Compass Minerals International, Inc. *	21,363	287,119
Contango ORE, Inc. *	6,450	90,687
Core Molding Technologies, Inc. *	2,885	44,371
Corteva, Inc.	327,128	20,278,665
CRH PLC	323,287	30,848,045
Crown Holdings, Inc.	55,405	5,337,164
Dakota Gold Corp. *	24,511	66,180
Dow, Inc.	339,022	10,370,683
DuPont de Nemours, Inc.	198,844	13,121,715
Eagle Materials, Inc.	15,757	3,567,227
Eastman Chemical Co.	54,569	4,201,813
Ecolab, Inc.	119,719	30,100,948
Ecovyst, Inc. *	46,051	275,385
Element Solutions, Inc.	106,288	2,169,338
Flotek Industries, Inc. *	15,581	108,444
FMC Corp.	60,478	2,535,238
Freeport-McMoRan, Inc.	685,218	24,688,404
Friedman Industries, Inc.	2,834	48,773
Ginkgo Bioworks Holdings, Inc. *(a)	16,311	120,212
Graphic Packaging Holding Co.	142,535	3,607,561
Greif, Inc., Class A	14,564	764,319
Hawkins, Inc.	9,241	1,125,369
HB Fuller Co.	26,013	1,405,742
Hecla Mining Co.	292,621	1,673,792
Huntsman Corp.	81,401	1,083,447
Hycroft Mining Holding Corp. *	6,015	20,752
Idaho Strategic Resources, Inc. *	4,628	74,002
Ingevity Corp. *	17,756	585,593
Innospec, Inc.	11,817	1,057,385
International Flavors & Fragrances, Inc.	121,555	9,537,205
International Paper Co.	250,901	11,461,158
Intrepid Potash, Inc. *	3,965	131,004
Ivanhoe Electric, Inc. *	44,102	277,843
Kaiser Aluminum Corp.	7,681	495,117
Knife River Corp. *	27,236	2,543,298
SECURITY	NUMBER OF SHARES	VALUE ($)
Koppers Holdings, Inc.	10,777	270,072
Kronos Worldwide, Inc.	9,190	70,855
Linde PLC	226,581	102,693,307
Louisiana-Pacific Corp.	29,525	2,548,303
LSB Industries, Inc. *	21,659	138,184
LyondellBasell Industries NV, Class A	124,134	7,225,840
Magnera Corp. *	15,392	225,801
Martin Marietta Materials, Inc.	29,033	15,212,711
Materion Corp.	9,668	802,541
McEwen Mining, Inc. *	18,704	145,891
Mercer International, Inc.	18,274	81,685
Metallus, Inc. *	16,743	211,799
Minerals Technologies, Inc.	15,242	786,335
Mosaic Co.	153,175	4,656,520
MP Materials Corp. *	58,450	1,429,687
Myers Industries, Inc.	15,888	166,824
NewMarket Corp.	3,618	2,226,155
Newmont Corp.	541,737	28,538,705
Northern Technologies International Corp.	2,657	19,795
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	111,512	13,311,187
O-I Glass, Inc. *	72,227	914,394
Olin Corp.	60,735	1,313,091
Olympic Steel, Inc.	4,090	131,902
Origin Materials, Inc. *	60,000	42,396
Orion SA	27,306	328,764
Packaging Corp. of America	42,367	7,863,739
Perimeter Solutions, Inc. *	64,240	650,751
Piedmont Lithium, Inc. *(a)	11,327	84,726
PPG Industries, Inc.	111,587	12,147,361
PureCycle Technologies, Inc. *	76,640	514,254
Quaker Chemical Corp.	6,333	670,918
Radius Recycling, Inc., Class A	15,653	459,102
Ramaco Resources, Inc., Class A	18,035	181,793
Ranpak Holdings Corp., Class A *	15,372	63,179
Rayonier Advanced Materials, Inc. *	26,864	114,441
Reliance, Inc.	25,845	7,449,304
Royal Gold, Inc.	31,163	5,693,792
RPM International, Inc.	61,058	6,517,941
Ryerson Holding Corp.	12,949	302,748
Scotts Miracle-Gro Co.	20,499	1,032,740
Sealed Air Corp.	69,473	1,914,676
Sensient Technologies Corp.	19,516	1,833,528
Sherwin-Williams Co.	110,515	39,002,954
Silgan Holdings, Inc.	37,619	1,943,021
Smith-Midland Corp. *	1,800	53,982
Smurfit WestRock PLC	234,173	9,839,949
Solitario Resources Corp. *	44,899	28,062
Sonoco Products Co.	47,045	1,928,845
Steel Dynamics, Inc.	67,766	8,789,928
Stepan Co.	11,705	591,805
SunCoke Energy, Inc.	44,951	407,256
Sylvamo Corp.	15,710	936,630
Tredegar Corp. *	10,770	83,683
TriMas Corp.	17,344	417,123
Trinseo PLC	19,239	76,571
Tronox Holdings PLC	62,743	339,440
U.S. Antimony Corp. *	59,275	190,273
U.S. Gold Corp. *	7,270	79,752
U.S. Lime & Minerals, Inc.	4,810	449,783
U.S. Steel Corp.	106,715	4,664,513
Valhi, Inc.	1,628	28,067
Vulcan Materials Co.	62,689	16,445,205
Warrior Met Coal, Inc.	24,646	1,178,572
Westlake Corp.	15,492	1,431,925
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Worthington Steel, Inc.	16,439	421,825
		604,878,156

Media & Entertainment 7.6%
Alphabet, Inc., Class A	2,775,631	440,770,203
Alphabet, Inc., Class C	2,249,495	361,921,251
Altice USA, Inc., Class A *	117,818	292,189
AMC Entertainment Holdings, Inc., Class A *(a)	173,192	462,423
AMC Networks, Inc., Class A *	15,598	99,827
Angi, Inc. *	22,390	256,589
Atlanta Braves Holdings, Inc., Class C *	22,692	904,503
Boston Omaha Corp., Class A *	8,359	129,815
Bumble, Inc., Class A *	43,000	181,460
Cable One, Inc.	2,387	637,974
Cargurus, Inc. *	42,540	1,189,418
Cars.com, Inc. *	26,286	305,969
Charter Communications, Inc., Class A *	45,857	17,969,524
Cinemark Holdings, Inc.	51,363	1,536,267
Clear Channel Outdoor Holdings, Inc. *	153,084	150,665
Comcast Corp., Class A	1,794,143	61,359,691
CuriosityStream, Inc.	23,041	75,574
DHI Group, Inc. *	17,605	24,823
EchoStar Corp., Class A *	59,196	1,330,726
Electronic Arts, Inc.	113,179	16,421,141
Emerald Holding, Inc.	6,732	26,457
Entravision Communications Corp., Class A	34,841	63,759
Eventbrite, Inc., Class A *	44,108	93,509
EverQuote, Inc., Class A *	12,961	307,694
EW Scripps Co., Class A *	29,000	58,290
Fox Corp., Class A	161,945	8,063,242
fuboTV, Inc. *	161,375	484,125
Gaia, Inc., Class A *	10,263	53,778
Gannett Co., Inc. *	69,602	222,726
Golden Matrix Group, Inc. *	8,251	15,512
Gray Media, Inc.	68,415	229,190
Grindr, Inc. *	10,471	230,048
Harte Hanks, Inc. *	3,347	16,735
IAC, Inc. *	33,694	1,177,268
Ibotta, Inc., Class A *	3,269	159,527
iHeartMedia, Inc., Class A *	47,000	48,410
Integral Ad Science Holding Corp. *	33,997	240,359
Interpublic Group of Cos., Inc.	179,127	4,499,670
IZEA Worldwide, Inc. *	8,623	17,850
John Wiley & Sons, Inc., Class A	18,846	822,439
Liberty Broadband Corp., Class C *	60,660	5,483,057
Liberty Media Corp.-Liberty Formula One, Class C *	116,118	10,296,183
Liberty Media Corp.-Liberty Live, Class C *	31,561	2,256,927
Lions Gate Entertainment Corp., Class A *	80,296	713,029
Lionsgate Studios Corp. *	16,000	116,960
Live Nation Entertainment, Inc. *	74,288	9,839,446
LiveOne, Inc. *	39,793	34,954
Madison Square Garden Entertainment Corp., Class A *	18,450	598,518
Madison Square Garden Sports Corp. *	7,999	1,540,367
Magnite, Inc. *	61,457	730,724
Marchex, Inc., Class B *	24,313	35,740
Marcus Corp.	10,398	169,591
SECURITY	NUMBER OF SHARES	VALUE ($)
Match Group, Inc.	121,291	3,597,491
MediaAlpha, Inc., Class A *	18,518	155,551
Mega Matrix, Inc. *	24,173	22,481
Meta Platforms, Inc., Class A	1,042,245	572,192,505
National CineMedia, Inc. *	44,303	253,856
Netflix, Inc. *	203,570	230,384,240
New York Times Co., Class A	77,421	4,030,537
News Corp., Class A	240,215	6,514,631
Nexstar Media Group, Inc., Class A	13,766	2,060,220
Nextdoor Holdings, Inc. *	113,778	167,254
Omnicom Group, Inc.	93,287	7,104,738
Outbrain, Inc. *	10,250	36,285
Paramount Global, Class B (a)	295,810	3,472,809
Pinterest, Inc., Class A *	282,860	7,162,015
PubMatic, Inc., Class A *	19,401	189,548
QuinStreet, Inc. *	28,747	503,647
Reddit, Inc., Class A *	51,007	5,945,886
Reservoir Media, Inc. *	14,527	108,953
ROBLOX Corp., Class A *	258,954	17,362,866
Roku, Inc. *	61,217	4,173,775
Rumble, Inc. *(a)	69,009	532,750
Saga Communications, Inc., Class A	1,989	22,575
Scholastic Corp.	12,861	231,884
Shutterstock, Inc.	10,396	165,920
Sinclair, Inc.	23,794	342,634
Sirius XM Holdings, Inc.	110,645	2,370,016
Skillz, Inc., Class A *	6,303	32,271
Snap, Inc., Class A *	512,191	4,077,040
Sphere Entertainment Co. *	12,111	330,025
Stagwell, Inc., Class A *	44,700	249,426
Take-Two Interactive Software, Inc. *	78,378	18,287,155
TechTarget, Inc. *	11,292	89,997
TEGNA, Inc.	74,071	1,202,172
Thryv Holdings, Inc. *	20,334	278,576
TKO Group Holdings, Inc.	31,747	5,171,904
Townsquare Media, Inc., Class A	6,366	42,143
Trade Desk, Inc., Class A *	215,154	11,538,709
Travelzoo *	4,020	55,757
TripAdvisor, Inc. *	51,355	639,370
Trump Media & Technology Group Corp. *	42,707	1,048,030
Urban One, Inc., Class A *	12,237	18,356
Vimeo, Inc. *	71,535	360,536
Vivid Seats, Inc., Class A *	41,337	116,157
Walt Disney Co.	859,847	78,203,085
Warner Bros Discovery, Inc. *	1,066,209	9,244,032
Warner Music Group Corp., Class A	69,159	2,105,892
Webtoon Entertainment, Inc. *(a)	10,247	92,223
WideOpenWest, Inc. *	23,881	104,599
Yelp, Inc., Class A *	31,656	1,110,493
Zedge, Inc., Class B *	11,319	27,392
Ziff Davis, Inc. *	20,342	600,699
ZipRecruiter, Inc., Class A *	33,246	171,549
ZoomInfo Technologies, Inc., Class A *	131,117	1,122,362
		1,960,091,133

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
10X Genomics, Inc., Class A *	53,815	445,050
2seventy bio, Inc. *	41,139	205,284
4D Molecular Therapeutics, Inc. *	16,050	54,088
89bio, Inc. *	62,094	497,994
AbbVie, Inc.	840,102	163,903,900
Abeona Therapeutics, Inc. *	23,850	156,456
Absci Corp. *(a)	39,263	120,537
ACADIA Pharmaceuticals, Inc. *	57,762	843,325
Achieve Life Sciences, Inc. *	8,279	21,525
Aclaris Therapeutics, Inc. *	33,079	45,649
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Adaptive Biotechnologies Corp. *	49,118	361,508
Adicet Bio, Inc. *	30,000	19,863
ADMA Biologics, Inc. *	110,884	2,639,039
Agilent Technologies, Inc.	135,484	14,578,078
Agios Pharmaceuticals, Inc. *	27,110	804,896
Akebia Therapeutics, Inc. *	99,804	240,528
Akero Therapeutics, Inc. *	33,290	1,518,357
Aldeyra Therapeutics, Inc. *	19,049	50,480
Alector, Inc. *	50,000	60,000
Aligos Therapeutics, Inc. *	1,255	7,003
Alkermes PLC *	78,524	2,259,135
Allogene Therapeutics, Inc. *(a)	71,083	119,419
Alnylam Pharmaceuticals, Inc. *	61,889	16,291,660
Alpha Teknova, Inc. *(a)	7,000	46,690
Altimmune, Inc. *	38,866	204,046
Amgen, Inc.	255,680	74,382,426
Amicus Therapeutics, Inc. *	125,964	967,404
Amneal Pharmaceuticals, Inc. *	70,593	540,742
Amphastar Pharmaceuticals, Inc. *	19,039	464,742
Amylyx Pharmaceuticals, Inc. *	27,499	140,520
Anavex Life Sciences Corp. *(a)	46,710	443,745
ANI Pharmaceuticals, Inc. *	7,569	536,037
Anika Therapeutics, Inc. *	5,811	84,434
Anixa Biosciences, Inc. *	12,785	35,670
Annexon, Inc. *	40,232	74,832
Apellis Pharmaceuticals, Inc. *	51,868	996,384
Apogee Therapeutics, Inc. *	16,064	630,512
Aquestive Therapeutics, Inc. *	27,867	81,511
Arbutus Biopharma Corp. *	68,681	243,818
Arcellx, Inc. *	18,501	1,201,640
Arcturus Therapeutics Holdings, Inc. *	10,730	137,451
Arcus Biosciences, Inc. *	32,937	288,199
Arcutis Biotherapeutics, Inc. *	51,056	761,245
Ardelyx, Inc. *	111,347	612,965
ArriVent Biopharma, Inc. *	9,269	197,059
Arrowhead Pharmaceuticals, Inc. *	58,099	806,995
ARS Pharmaceuticals, Inc. *(a)	23,670	330,670
Artiva Biotherapeutics, Inc. *(a)	7,000	16,730
Arvinas, Inc. *	31,695	304,906
Assembly Biosciences, Inc. *	2,704	30,799
Astria Therapeutics, Inc. *	18,061	93,195
Atara Biotherapeutics, Inc. *	1,643	13,128
Atea Pharmaceuticals, Inc. *	35,000	103,250
Atossa Therapeutics, Inc. *	80,000	71,832
aTyr Pharma, Inc. *	39,689	137,721
Aura Biosciences, Inc. *	25,362	147,860
Avantor, Inc. *	325,570	4,229,154
Avidity Biosciences, Inc. *	58,245	1,901,699
Axsome Therapeutics, Inc. *	19,349	2,172,699
Azenta, Inc. *	23,499	618,964
Beam Therapeutics, Inc. *	42,734	851,689
Benitec Biopharma, Inc. *	9,000	122,310
Bicara Therapeutics, Inc. *(a)	11,159	160,355
BioAge Labs, Inc. *	7,000	29,400
BioCryst Pharmaceuticals, Inc. *	103,077	912,231
Biogen, Inc. *	69,668	8,435,401
Biohaven Ltd. *	39,337	870,134
BioLife Solutions, Inc. *	17,453	420,792
BioMarin Pharmaceutical, Inc. *	91,278	5,813,496
Bio-Rad Laboratories, Inc., Class A *	9,115	2,224,789
Biote Corp., Class A *	7,115	23,693
Bio-Techne Corp.	76,030	3,828,110
Black Diamond Therapeutics, Inc. *	14,484	24,623
Blueprint Medicines Corp. *	31,053	2,779,243
Bridgebio Pharma, Inc. *	69,124	2,651,597
Bristol-Myers Squibb Co.	965,549	48,470,560
Bruker Corp.	52,321	2,095,979
C4 Therapeutics, Inc. *	40,958	67,171
SECURITY	NUMBER OF SHARES	VALUE ($)
Cabaletta Bio, Inc. *	50,606	66,800
Candel Therapeutics, Inc. *(a)	15,000	73,650
Capricor Therapeutics, Inc. *(a)	23,201	294,653
Cardiff Oncology, Inc. *(a)	29,101	79,737
CareDx, Inc. *	26,640	449,683
Caribou Biosciences, Inc. *	46,922	39,926
Cartesian Therapeutics, Inc. *(a)	4,493	53,916
Cassava Sciences, Inc. *(a)	25,000	39,000
Catalyst Pharmaceuticals, Inc. *	55,477	1,347,536
Celcuity, Inc. *	12,719	141,690
Celldex Therapeutics, Inc. *	30,271	630,545
CG oncology, Inc. *	25,004	673,608
Champions Oncology, Inc. *	6,854	49,006
Charles River Laboratories International, Inc. *	24,336	2,886,736
Checkpoint Therapeutics, Inc. *	20,000	82,200
Cidara Therapeutics, Inc. *	1,340	27,986
Codexis, Inc. *	45,863	105,485
Cogent Biosciences, Inc. *	54,747	285,232
Coherus Biosciences, Inc. *	39,420	40,603
Collegium Pharmaceutical, Inc. *	14,303	386,109
Compass Therapeutics, Inc. *	42,767	79,547
Corbus Pharmaceuticals Holdings, Inc. *	4,813	35,953
Corcept Therapeutics, Inc. *	44,377	3,189,819
CorMedix, Inc. *	28,604	262,871
Corvus Pharmaceuticals, Inc. *	29,968	107,585
Coya Therapeutics, Inc. *	10,000	65,900
Crinetics Pharmaceuticals, Inc. *	44,309	1,479,478
CRISPR Therapeutics AG *	40,545	1,567,875
Cullinan Therapeutics, Inc. *	24,598	203,671
Cyteir Therapeutics, Inc. *(b)	15,972	0
Cytek Biosciences, Inc. *	46,745	173,424
Cytokinetics, Inc. *	55,366	2,371,879
CytomX Therapeutics, Inc. *	24,817	18,471
Danaher Corp.	304,534	60,702,762
Day One Biopharmaceuticals, Inc. *	30,778	239,453
Denali Therapeutics, Inc. *	57,056	949,982
Design Therapeutics, Inc. *	15,000	72,900
DiaMedica Therapeutics, Inc. *	13,251	54,992
Dianthus Therapeutics, Inc. *	10,881	237,750
Disc Medicine, Inc. *	11,054	546,289
Dyadic International, Inc. *	16,336	19,930
Dynavax Technologies Corp. *	58,800	690,900
Dyne Therapeutics, Inc. *	37,318	439,979
Edgewise Therapeutics, Inc. *	32,789	537,740
Editas Medicine, Inc. *	39,120	64,548
Elanco Animal Health, Inc. *	245,041	2,322,989
Eledon Pharmaceuticals, Inc. *	29,987	94,759
Eli Lilly & Co.	375,005	337,110,745
Emergent BioSolutions, Inc. *	27,070	144,554
Enanta Pharmaceuticals, Inc. *	8,754	53,312
Enliven Therapeutics, Inc. *	13,153	249,118
Entrada Therapeutics, Inc. *	11,643	106,301
Esperion Therapeutics, Inc. *(a)	95,770	95,713
Eton Pharmaceuticals, Inc. *	13,239	223,077
Evolus, Inc. *	22,279	253,981
Exact Sciences Corp. *	88,427	4,035,808
Exelixis, Inc. *	133,715	5,234,942
EyePoint Pharmaceuticals, Inc. *	33,819	230,646
Fate Therapeutics, Inc. *	38,651	49,473
Foghorn Therapeutics, Inc. *	15,974	67,091
Fortrea Holdings, Inc. *	41,466	258,333
Fulcrum Therapeutics, Inc. *	20,522	79,010
Genelux Corp. *(a)	25,000	67,250
Geron Corp. *	246,465	347,516
Gilead Sciences, Inc.	592,887	63,166,181
Gossamer Bio, Inc. *	156,778	159,914
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
GRAIL, Inc. *(a)	15,655	540,019
Greenwich Lifesciences, Inc. *(a)	2,671	26,977
Gyre Therapeutics, Inc. *(a)	6,662	65,021
Halozyme Therapeutics, Inc. *	61,782	3,794,650
Harmony Biosciences Holdings, Inc. *	18,480	544,606
Harrow, Inc. *	14,898	369,023
Heron Therapeutics, Inc. *(a)	69,211	167,491
Humacyte, Inc. *(a)	40,237	58,344
Ideaya Biosciences, Inc. *	41,060	826,538
Illumina, Inc. *	75,689	5,873,466
Immuneering Corp., Class A *	12,000	14,280
Immunic, Inc. *	25,000	24,752
ImmunityBio, Inc. *(a)	110,694	277,842
Immunome, Inc. *	37,004	325,265
Immunovant, Inc. *	36,372	587,408
Incyte Corp. *	77,112	4,831,838
Inhibrx Biosciences, Inc. *	5,000	61,650
Inmune Bio, Inc. *(a)	10,000	78,600
Innoviva, Inc. *	24,927	465,886
Inotiv, Inc. *	15,000	29,550
Inovio Pharmaceuticals, Inc. *	11,075	21,485
Insmed, Inc. *	85,944	6,187,968
Instil Bio, Inc. *	2,981	38,306
Ionis Pharmaceuticals, Inc. *	76,279	2,342,528
IQVIA Holdings, Inc. *	79,598	12,343,262
Ironwood Pharmaceuticals, Inc., Class A *	89,328	83,280
iTeos Therapeutics, Inc. *	17,333	125,664
Janux Therapeutics, Inc. *	14,998	497,934
Jazz Pharmaceuticals PLC *	28,712	3,358,156
Johnson & Johnson	1,145,711	179,086,086
KalVista Pharmaceuticals, Inc. *	18,163	250,105
Karyopharm Therapeutics, Inc. *	3,400	22,950
Kezar Life Sciences, Inc. *	6,335	27,747
Kodiak Sciences, Inc. *	15,730	68,583
Korro Bio, Inc. *	3,147	55,859
Krystal Biotech, Inc. *	11,941	2,028,537
Kura Oncology, Inc. *	36,794	241,369
Kymera Therapeutics, Inc. *	21,904	750,650
LENZ Therapeutics, Inc. *	9,817	279,932
Lifecore Biomedical, Inc. *	18,427	124,567
Ligand Pharmaceuticals, Inc. *	9,005	989,289
Lineage Cell Therapeutics, Inc. *	68,183	34,023
Lipocine, Inc. *	2,942	9,738
Liquidia Corp. *	20,793	290,478
Lyell Immunopharma, Inc. *	162,864	77,393
MacroGenics, Inc. *	30,000	52,050
Madrigal Pharmaceuticals, Inc. *	8,273	2,762,437
MannKind Corp. *	128,873	649,520
Maravai LifeSciences Holdings, Inc., Class A *	69,631	140,655
MaxCyte, Inc. *	43,954	124,829
Maze Therapeutics, Inc. *(a)	6,000	55,500
MBX Biosciences, Inc. *(a)	7,189	75,413
MediciNova, Inc. *	71,506	108,689
Medpace Holdings, Inc. *	11,878	3,663,056
MEI Pharma, Inc. *	4,822	9,837
Merck & Co., Inc.	1,203,732	102,557,966
Merrimack Pharmaceuticals, Inc. *(b)	5,681	0
Mesa Laboratories, Inc.	2,622	302,185
Metsera, Inc. *(a)	7,348	177,160
Mettler-Toledo International, Inc. *	10,014	10,720,688
MiMedx Group, Inc. *	65,801	452,711
Mind Medicine MindMed, Inc. *	34,045	217,548
Mineralys Therapeutics, Inc. *	22,691	322,439
Mirum Pharmaceuticals, Inc. *	19,108	830,243
Moderna, Inc. *	161,968	4,622,567
Monopar Therapeutics, Inc. *	3,000	125,460
SECURITY	NUMBER OF SHARES	VALUE ($)
Monte Rosa Therapeutics, Inc. *	26,927	132,212
Myriad Genetics, Inc. *	41,186	305,188
Natera, Inc. *	62,926	9,497,421
Nektar Therapeutics, Class A *	99,411	79,081
Neurocrine Biosciences, Inc. *	47,407	5,105,260
Neurogene, Inc. *	5,239	78,585
Niagen Bioscience, Inc. *	24,667	193,636
Nkarta, Inc. *	22,478	47,653
Novavax, Inc. *	80,744	538,562
Nurix Therapeutics, Inc. *	32,751	377,619
Nuvalent, Inc., Class A *	17,980	1,379,965
Nuvation Bio, Inc. *	134,296	302,166
Nuvectis Pharma, Inc. *(a)	5,600	55,776
Ocugen, Inc. *	170,254	127,214
Ocular Therapeutix, Inc. *	63,512	527,150
Olema Pharmaceuticals, Inc. *	26,228	135,336
Omeros Corp., Class B *	26,846	197,318
OmniAb, Inc. *	48,133	81,826
Organogenesis Holdings, Inc., Class A *	29,326	143,991
Organon & Co.	121,943	1,576,723
ORIC Pharmaceuticals, Inc. *	21,653	123,639
Oruka Therapeutics, Inc.	15,609	162,958
Pacific Biosciences of California, Inc. *(a)	118,754	131,817
Pacira BioSciences, Inc. *	23,777	639,601
Palvella Therapeutics, Inc. *	3,787	91,948
Perrigo Co. PLC	66,322	1,705,802
Personalis, Inc. *	22,941	86,717
Pfizer, Inc.	2,696,142	65,812,826
Phathom Pharmaceuticals, Inc. *	20,962	89,927
Phibro Animal Health Corp., Class A	8,185	152,323
Praxis Precision Medicines, Inc. *	8,268	311,208
Precigen, Inc. *	67,713	105,632
Prestige Consumer Healthcare, Inc. *	23,185	1,883,318
ProKidney Corp. *(a)	85,000	75,276
Protagonist Therapeutics, Inc. *	28,025	1,284,105
Protara Therapeutics, Inc. *	15,000	52,500
Prothena Corp. PLC *	17,365	159,758
PTC Therapeutics, Inc. *	36,928	1,840,492
Puma Biotechnology, Inc. *	19,453	61,861
Quanterix Corp. *	15,633	90,046
Quantum-Si, Inc. *(a)	76,645	87,375
Rapport Therapeutics, Inc. *	4,000	45,800
RAPT Therapeutics, Inc. *	80,000	74,144
Recursion Pharmaceuticals, Inc., Class A *(a)	145,890	815,525
Regeneron Pharmaceuticals, Inc.	50,079	29,985,302
REGENXBIO, Inc. *	37,310	358,549
Regulus Therapeutics, Inc. *	30,113	240,302
Relay Therapeutics, Inc. *	70,432	234,539
Renovaro, Inc. *	84,399	30,358
RenovoRx, Inc. *	49,232	47,263
Repligen Corp. *	24,733	3,412,907
Replimune Group, Inc. *	36,096	353,019
Reviva Pharmaceuticals Holdings, Inc. *	15,000	13,350
Revolution Medicines, Inc. *	82,561	3,333,813
Revvity, Inc.	57,923	5,411,746
Rezolute, Inc. *	22,757	85,566
Rhythm Pharmaceuticals, Inc. *	25,661	1,672,841
Rigel Pharmaceuticals, Inc. *	8,579	167,805
Rocket Pharmaceuticals, Inc. *	39,729	303,132
Roivant Sciences Ltd. *	207,765	2,414,229
Royalty Pharma PLC, Class A	177,639	5,830,112
Sage Therapeutics, Inc. *	24,082	175,558
Sagimet Biosciences, Inc., Class A *	15,000	51,750
Sana Biotechnology, Inc. *(a)	89,715	170,458
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sangamo Therapeutics, Inc. *	80,106	61,850
Sarepta Therapeutics, Inc. *	45,830	2,859,792
Savara, Inc. *	55,048	176,154
Scholar Rock Holding Corp. *	34,693	1,141,747
Scilex Holding Co. *	867	4,111
scPharmaceuticals, Inc. *	7,807	19,908
Seer, Inc., Class A *	17,867	35,555
SELLAS Life Sciences Group, Inc. *	16,238	25,169
Sera Prognostics, Inc., Class A *	12,000	35,280
Seres Therapeutics, Inc. *(a)	4,184	40,585
Shattuck Labs, Inc. *	20,881	20,651
SIGA Technologies, Inc.	17,097	94,375
Sionna Therapeutics, Inc. *(a)	5,054	60,800
Skye Bioscience, Inc. *(a)	11,064	24,120
Soleno Therapeutics, Inc. *	13,430	1,005,370
Solid Biosciences, Inc. *	10,276	34,014
Sotera Health Co. *	73,426	844,399
Spero Therapeutics, Inc. *	28,565	18,796
SpringWorks Therapeutics, Inc. *	34,819	1,612,120
Spyre Therapeutics, Inc. *	25,536	388,913
Standard BioTools, Inc. *	150,000	166,500
Stoke Therapeutics, Inc. *	16,208	158,190
Summit Therapeutics, Inc. *(a)	69,091	1,666,475
Supernus Pharmaceuticals, Inc. *	26,488	860,330
Syndax Pharmaceuticals, Inc. *	39,996	565,943
Tango Therapeutics, Inc. *	48,653	68,601
Tarsus Pharmaceuticals, Inc. *	17,277	896,849
Taysha Gene Therapies, Inc. *	124,333	241,206
Tectonic Therapeutic, Inc. *	4,711	98,271
Terns Pharmaceuticals, Inc. *	37,305	123,106
TG Therapeutics, Inc. *	64,928	2,954,873
Theravance Biopharma, Inc. *	21,449	209,557
Thermo Fisher Scientific, Inc.	182,061	78,104,169
Third Harmonic Bio, Inc. *	11,232	58,069
Tonix Pharmaceuticals Holding Corp. *(a)	2,700	48,627
Tourmaline Bio, Inc. *	8,869	152,635
Travere Therapeutics, Inc. *	36,451	758,545
Trevi Therapeutics, Inc. *	27,557	190,419
TriSalus Life Sciences, Inc. *	10,000	51,300
TScan Therapeutics, Inc. *	22,104	35,477
TuHURA Biosciences, Inc. *	15,000	56,700
Twist Bioscience Corp. *	27,806	1,065,526
Tyra Biosciences, Inc. *	9,880	101,764
Ultragenyx Pharmaceutical, Inc. *	45,508	1,773,902
uniQure NV *	23,627	348,735
United Therapeutics Corp. *	21,294	6,453,998
Upstream Bio, Inc. *	9,901	91,683
Vanda Pharmaceuticals, Inc. *	24,287	109,534
Vaxart, Inc. *	153,547	67,499
Vaxcyte, Inc. *	54,573	1,955,896
Ventyx Biosciences, Inc. *	30,926	41,132
Vera Therapeutics, Inc., Class A *	26,354	615,893
Veracyte, Inc. *	37,583	1,146,281
Verastem, Inc. *	21,159	158,481
Vericel Corp. *	23,544	895,143
Vertex Pharmaceuticals, Inc. *	122,229	62,275,675
Veru, Inc. *	65,000	35,210
Verve Therapeutics, Inc. *	28,192	159,849
Viatris, Inc.	566,662	4,771,294
Viking Therapeutics, Inc. *	53,084	1,532,535
Vir Biotechnology, Inc. *	49,897	305,370
Viridian Therapeutics, Inc. *	33,966	460,239
Vistagen Therapeutics, Inc. *	23,302	54,527
Voyager Therapeutics, Inc. *	25,228	89,812
Waters Corp. *	28,208	9,808,768
WaVe Life Sciences Ltd. *	56,206	433,910
West Pharmaceutical Services, Inc.	34,392	7,266,686
SECURITY	NUMBER OF SHARES	VALUE ($)
XBiotech, Inc. *	10,477	31,850
Xencor, Inc. *	35,371	389,788
Xeris Biopharma Holdings, Inc. *	82,840	378,579
XOMA Royalty Corp. *	2,843	68,346
Y-mAbs Therapeutics, Inc. *	14,556	61,863
Zenas Biopharma, Inc. *(a)	7,000	81,060
Zentalis Pharmaceuticals, Inc. *	41,861	59,443
Zevra Therapeutics, Inc. *	22,339	163,745
Zoetis, Inc.	212,887	33,295,527
		1,615,144,554

Real Estate Management & Development 0.2%
AMREP Corp. *	2,361	53,241
Anywhere Real Estate, Inc. *	50,250	173,865
CBRE Group, Inc., Class A *	140,494	17,165,557
Compass, Inc., Class A *	208,897	1,612,685
CoStar Group, Inc. *	199,874	14,824,655
Cushman & Wakefield PLC *	111,185	1,041,803
Douglas Elliman, Inc. *	40,000	66,400
eXp World Holdings, Inc.	50,778	465,127
Forestar Group, Inc. *	9,724	187,284
FRP Holdings, Inc. *	5,956	158,340
Howard Hughes Holdings, Inc. *	14,474	962,955
InterGroup Corp. *	1,138	14,566
Jones Lang LaSalle, Inc. *	22,660	5,153,111
Kennedy-Wilson Holdings, Inc.	67,369	431,162
Marcus & Millichap, Inc.	11,056	336,102
Maui Land & Pineapple Co., Inc. *	3,498	54,324
Newmark Group, Inc., Class A	65,820	723,362
Opendoor Technologies, Inc. *	303,558	230,188
RE/MAX Holdings, Inc., Class A *	14,967	114,498
RMR Group, Inc., Class A	7,541	110,702
Seaport Entertainment Group, Inc. *	4,108	78,668
Seritage Growth Properties, Class A *	31,941	94,545
St. Joe Co.	18,058	764,215
Star Holdings *	6,000	40,440
Stratus Properties, Inc. *	3,398	53,926
Tejon Ranch Co. *	11,108	188,058
Zillow Group, Inc., Class C *	101,385	6,826,252
		51,926,031

Semiconductors & Semiconductor Equipment 9.2%
ACM Research, Inc., Class A *	27,920	543,602
Advanced Micro Devices, Inc. *	771,085	75,065,125
Aehr Test Systems *(a)	11,116	94,820
Allegro MicroSystems, Inc. *	62,273	1,187,546
Alpha & Omega Semiconductor Ltd. *	10,471	197,169
Ambarella, Inc. *	18,585	891,894
Amkor Technology, Inc.	53,364	931,202
Amtech Systems, Inc. *	6,347	21,897
Analog Devices, Inc.	236,253	46,050,435
Applied Materials, Inc.	386,662	58,273,830
Astera Labs, Inc. *	10,169	664,137
Atomera, Inc. *(a)	12,488	54,822
Axcelis Technologies, Inc. *	17,421	853,281
Blaize Holdings, Inc. *(a)	27,000	65,340
Broadcom, Inc.	2,230,620	429,327,431
CEVA, Inc. *	10,247	268,574
Cirrus Logic, Inc. *	24,858	2,387,362
Cohu, Inc. *	25,139	402,224
Credo Technology Group Holding Ltd. *	68,431	2,945,955
Diodes, Inc. *	23,096	886,886
Enphase Energy, Inc. *	62,575	2,790,219
Entegris, Inc.	71,887	5,687,699
Everspin Technologies, Inc. *	8,698	46,099
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Solar, Inc. *	50,983	6,414,681
FormFactor, Inc. *	35,591	1,001,531
GCT Semiconductor Holding, Inc. *(a)	24,775	34,437
Ichor Holdings Ltd. *	16,163	319,704
Impinj, Inc. *	12,220	1,125,829
indie Semiconductor, Inc., Class A *(a)	89,545	178,195
Intel Corp.	2,063,035	41,467,004
inTEST Corp. *	4,591	28,464
KLA Corp.	63,321	44,495,034
Kopin Corp. *	49,841	63,797
Kulicke & Soffa Industries, Inc.	29,764	959,294
Lam Research Corp.	610,779	43,774,531
Lattice Semiconductor Corp. *	66,212	3,239,753
MACOM Technology Solutions Holdings, Inc. *	28,077	2,912,989
Marvell Technology, Inc.	411,552	24,022,290
MaxLinear, Inc. *	36,453	364,165
Microchip Technology, Inc.	255,877	11,790,812
Micron Technology, Inc.	530,635	40,832,363
MKS Instruments, Inc.	32,627	2,288,458
Monolithic Power Systems, Inc.	22,704	13,465,742
NVE Corp.	2,299	133,595
NVIDIA Corp.	11,654,741	1,269,434,390
NXP Semiconductors NV	120,939	22,290,267
ON Semiconductor Corp. *	200,566	7,962,470
Onto Innovation, Inc. *	23,662	2,886,054
PDF Solutions, Inc. *	14,956	274,443
Penguin Solutions, Inc. *	26,108	445,664
Photronics, Inc. *	31,345	572,673
Power Integrations, Inc.	27,802	1,365,634
Qorvo, Inc. *	44,126	3,162,510
QUALCOMM, Inc.	526,213	78,121,582
QuickLogic Corp. *(a)	7,578	43,270
Rambus, Inc. *	50,344	2,456,284
Rigetti Computing, Inc. *(a)	117,299	1,040,442
Semtech Corp. *	40,859	1,276,844
Silicon Laboratories, Inc. *	15,681	1,595,699
SiTime Corp. *	9,068	1,331,727
SkyWater Technology, Inc. *	12,405	87,951
Skyworks Solutions, Inc.	76,393	4,910,542
SolarEdge Technologies, Inc. *	28,622	350,190
Synaptics, Inc. *	19,574	1,089,489
Teradyne, Inc.	77,541	5,754,318
Texas Instruments, Inc.	433,424	69,369,511
Ultra Clean Holdings, Inc. *	21,314	398,678
Universal Display Corp.	21,706	2,726,925
Veeco Instruments, Inc. *	27,566	515,484
Wolfspeed, Inc. *(a)	74,195	263,392
		2,348,276,650

Software & Services 11.7%
8x8, Inc. *	70,702	125,143
A10 Networks, Inc.	35,602	586,721
Accenture PLC, Class A	297,669	89,047,681
ACCESS Newswire, Inc. *	1,318	10,742
ACI Worldwide, Inc. *	49,858	2,660,423
Adeia, Inc.	52,866	650,780
Adobe, Inc. *	207,226	77,705,605
Agilysys, Inc. *	11,841	880,378
Airship AI Holdings, Inc., Class A *(a)	8,888	34,574
Akamai Technologies, Inc. *	71,284	5,744,065
Alarm.com Holdings, Inc. *	22,683	1,215,809
Alkami Technology, Inc. *	31,929	852,185
Amplitude, Inc., Class A *	38,091	350,056
ANSYS, Inc. *	41,434	13,336,776
Appfolio, Inc., Class A *	11,277	2,328,926
Appian Corp., Class A *	21,338	662,545
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Digital Corp. *(a)	81,794	371,345
AppLovin Corp., Class A *	105,980	28,541,474
Arteris, Inc. *	9,920	66,067
Asana, Inc., Class A *	40,781	658,205
ASGN, Inc. *	21,209	1,068,509
Atlassian Corp., Class A *	77,835	17,770,509
AudioEye, Inc. *	4,308	46,742
Aurora Innovation, Inc. *	496,131	3,591,988
Autodesk, Inc. *	102,144	28,012,992
AvePoint, Inc. *	47,367	774,450
Backblaze, Inc., Class A *	18,678	82,183
Bentley Systems, Inc., Class B	72,575	3,119,999
BigBear.ai Holdings, Inc. *(a)	49,665	169,358
BigCommerce Holdings, Inc. *	30,500	157,990
Bill Holdings, Inc. *	44,640	2,034,245
Blackbaud, Inc. *	18,090	1,095,169
BlackLine, Inc. *	23,896	1,128,608
Blend Labs, Inc., Class A *	109,476	366,745
Box, Inc., Class A *	67,671	2,112,689
Braze, Inc., Class A *	32,457	1,010,386
C3.ai, Inc., Class A *	53,976	1,188,012
Cadence Design Systems, Inc. *	130,854	38,960,470
CCC Intelligent Solutions Holdings, Inc. *	225,615	2,089,195
Cerence, Inc. *	24,000	217,440
Cipher Mining, Inc. *	115,715	329,788
Cleanspark, Inc. *	133,128	1,087,656
Clear Secure, Inc., Class A	45,219	1,116,005
Clearwater Analytics Holdings, Inc., Class A *	108,416	2,465,380
Cloudflare, Inc., Class A *	146,374	17,679,052
Cognizant Technology Solutions Corp., Class A	234,796	17,273,942
Commvault Systems, Inc. *	20,747	3,467,446
Confluent, Inc., Class A *	121,744	2,898,725
Consensus Cloud Solutions, Inc. *	8,336	165,553
Core Scientific, Inc. *	131,101	1,061,918
CoreCard Corp. *	2,218	43,074
Couchbase, Inc. *	21,729	383,300
Crowdstrike Holdings, Inc., Class A *	117,090	50,216,388
CS Disco, Inc. *	11,500	42,895
CSP, Inc.	5,818	96,811
Daily Journal Corp. *	412	156,140
Datadog, Inc., Class A *	148,842	15,205,699
Digimarc Corp. *	9,106	119,198
Digital Turbine, Inc. *	62,036	186,108
DigitalOcean Holdings, Inc. *	30,236	934,292
Docusign, Inc., Class A *	96,460	7,885,605
Dolby Laboratories, Inc., Class A	29,612	2,273,905
Domo, Inc., Class B *	16,000	118,880
DoubleVerify Holdings, Inc. *	69,812	925,707
Dropbox, Inc., Class A *	102,693	2,931,885
D-Wave Quantum, Inc. *(a)	99,310	686,232
DXC Technology Co. *	83,666	1,298,496
Dynatrace, Inc. *	142,222	6,680,167
eGain Corp. *	7,634	39,239
Elastic NV *	42,382	3,653,328
EPAM Systems, Inc. *	26,937	4,226,685
EverCommerce, Inc. *	12,868	125,592
Exodus Movement, Inc., Class A *	2,623	102,402
Expensify, Inc., Class A *	35,000	103,600
Fair Isaac Corp. *	11,591	23,062,381
Fastly, Inc., Class A *	57,803	332,367
Five9, Inc. *	37,138	933,649
Fortinet, Inc. *	302,361	31,372,977
Freshworks, Inc., Class A *	87,065	1,285,950
Gartner, Inc. *	36,598	15,410,686
Gen Digital, Inc.	258,347	6,683,437
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gitlab, Inc., Class A *	58,408	2,725,901
GoDaddy, Inc., Class A *	66,992	12,616,603
Grid Dynamics Holdings, Inc. *	30,774	435,760
Guidewire Software, Inc. *	39,730	8,135,512
Hackett Group, Inc.	12,220	312,099
HubSpot, Inc. *	24,800	15,165,200
Hut 8 Corp. *	36,990	455,347
I3 Verticals, Inc., Class A *	10,325	259,364
Informatica, Inc., Class A *	38,229	719,852
Information Services Group, Inc.	16,112	62,515
Intapp, Inc. *	26,069	1,414,504
Intellicheck, Inc. *	12,962	34,479
InterDigital, Inc.	12,078	2,427,678
International Business Machines Corp.	439,930	106,383,873
Intuit, Inc.	133,209	83,584,651
Jamf Holding Corp. *	29,817	344,983
Kaltura, Inc. *	33,164	71,303
Klaviyo, Inc., Class A *	37,052	1,127,863
Kyndryl Holdings, Inc. *	110,492	3,582,151
LiveRamp Holdings, Inc. *	30,335	793,564
Manhattan Associates, Inc. *	29,032	5,149,986
MARA Holdings, Inc. *	161,346	2,157,196
Meridianlink, Inc. *	14,846	251,046
Microsoft Corp.	3,537,691	1,398,307,745
MicroStrategy, Inc., Class A *	113,610	43,184,297
Mitek Systems, Inc. *	18,641	154,347
MongoDB, Inc., Class A *	35,955	6,190,372
N-able, Inc. *	29,867	210,861
nCino, Inc. *	45,500	1,055,600
NCR Voyix Corp. *	66,187	567,223
NextNav, Inc. *	32,844	407,922
Nutanix, Inc., Class A *	118,651	8,151,324
Okta, Inc. *	78,831	8,841,685
Olo, Inc., Class A *	54,208	336,090
ON24, Inc. *	17,135	80,192
OneSpan, Inc.	14,940	222,158
Onestream, Inc. *	24,465	523,551
Ooma, Inc. *	9,711	118,765
Oracle Corp.	771,987	108,634,011
PagerDuty, Inc. *	42,859	664,743
Palantir Technologies, Inc., Class A *	976,089	115,607,981
Palo Alto Networks, Inc. *	315,082	58,898,278
Pegasystems, Inc.	21,368	1,967,565
Phunware, Inc. *	10,000	29,100
Porch Group, Inc. *	38,009	220,452
Procore Technologies, Inc. *	50,538	3,238,980
Progress Software Corp.	20,511	1,229,840
PROS Holdings, Inc. *	21,413	365,734
PTC, Inc. *	57,212	8,866,144
Q2 Holdings, Inc. *	28,358	2,247,371
Qualys, Inc. *	17,368	2,183,331
Quantum Computing, Inc. *(a)	50,867	342,844
Rackspace Technology, Inc. *	28,860	39,250
Rapid7, Inc. *	29,867	705,459
Red Violet, Inc.	5,306	207,252
Rekor Systems, Inc. *(a)	22,007	23,107
ReposiTrak, Inc. (a)	6,299	136,058
Research Solutions, Inc. *	18,069	49,509
Rimini Street, Inc. *	21,843	77,106
RingCentral, Inc., Class A *	42,341	1,079,695
Riot Platforms, Inc. *	153,227	1,109,363
Roper Technologies, Inc.	51,090	28,614,487
Rubrik, Inc., Class A *	41,435	2,922,411
SailPoint, Inc. *	30,000	514,800
Salesforce, Inc.	455,359	122,359,517
Samsara, Inc., Class A *	120,929	4,796,044
SEMrush Holdings, Inc., Class A *	17,212	176,939
SECURITY	NUMBER OF SHARES	VALUE ($)
SentinelOne, Inc., Class A *	138,435	2,561,047
ServiceNow, Inc. *	98,017	93,607,215
ServiceTitan, Inc., Class A *(a)	4,368	504,984
Snowflake, Inc., Class A *	156,924	25,027,809
SoundHound AI, Inc., Class A *	171,830	1,596,301
SoundThinking, Inc. *	4,200	65,184
Sprinklr, Inc., Class A *	57,049	438,707
Sprout Social, Inc., Class A *	26,923	562,960
SPS Commerce, Inc. *	18,139	2,603,128
SRAX, Inc. *(b)	9,789	34
Synchronoss Technologies, Inc. *	5,000	52,500
Synopsys, Inc. *	73,504	33,739,071
Telos Corp. *	25,409	69,367
Tenable Holdings, Inc. *	57,298	1,751,600
Teradata Corp. *	44,373	954,019
Terawulf, Inc. *	152,220	423,172
TSS, Inc. *	6,157	42,114
Tucows, Inc., Class A *	5,000	81,300
Twilio, Inc., Class A *	72,858	7,046,097
Tyler Technologies, Inc. *	20,270	11,012,691
UiPath, Inc., Class A *	200,195	2,390,328
Unity Software, Inc. *	145,102	3,057,299
Upland Software, Inc. *	22,775	54,888
Varonis Systems, Inc., Class B *	52,574	2,252,270
Verint Systems, Inc. *	32,647	575,893
VeriSign, Inc. *	38,688	10,914,659
Veritone, Inc. *(a)	20,000	40,800
Vertex, Inc., Class A *	24,634	986,099
Viant Technology, Inc., Class A *	10,390	148,681
Weave Communications, Inc. *	21,621	229,183
WM Technology, Inc. *	40,927	52,796
Workday, Inc., Class A *	101,734	24,924,830
Workiva, Inc., Class A *	24,504	1,844,416
Yext, Inc. *	46,726	317,737
Zeta Global Holdings Corp., Class A *	99,752	1,302,761
Zoom Communications, Inc. *	124,336	9,641,013
Zscaler, Inc. *	45,038	10,186,244
		2,990,819,849

Technology Hardware & Equipment 7.8%
908 Devices, Inc. *(a)	20,374	110,631
ADTRAN Holdings, Inc. *	33,081	253,400
Advanced Energy Industries, Inc.	18,358	1,788,253
Aeva Technologies, Inc. *	12,000	85,320
Airgain, Inc. *	7,096	26,610
Amphenol Corp., Class A	576,304	44,346,593
Apple, Inc.	7,149,047	1,519,172,487
Applied Optoelectronics, Inc. *	20,315	259,829
Arista Networks, Inc. *	491,967	40,474,125
Arlo Technologies, Inc. *	48,708	478,800
Arrow Electronics, Inc. *	24,411	2,718,409
AstroNova, Inc. *	4,083	33,930
Aviat Networks, Inc. *	4,936	86,676
Avnet, Inc.	41,153	1,933,779
Badger Meter, Inc.	13,974	3,085,739
Bel Fuse, Inc., Class B	5,365	352,856
Belden, Inc.	19,416	2,001,984
Benchmark Electronics, Inc.	17,566	571,422
Calix, Inc. *	27,533	1,126,375
CDW Corp.	63,368	10,174,366
Ciena Corp. *	68,132	4,575,745
Cisco Systems, Inc.	1,895,121	109,405,335
Clearfield, Inc. *	5,453	156,337
Climb Global Solutions, Inc.	1,603	168,956
Cognex Corp.	82,622	2,255,581
Coherent Corp. *	73,757	4,744,050
CommScope Holding Co., Inc. *	113,638	425,006
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CompoSecure, Inc., Class A	22,126	243,165
Corning, Inc.	366,016	16,243,790
Corsair Gaming, Inc. *	23,511	166,458
CPI Card Group, Inc. *	1,805	47,183
Crane NXT Co.	22,746	1,067,242
CTS Corp.	13,417	510,919
Daktronics, Inc. *	24,125	306,146
Dell Technologies, Inc., Class C	148,186	13,597,547
Diebold Nixdorf, Inc. *	17,287	766,333
Digi International, Inc. *	17,947	488,158
Eastman Kodak Co. *	50,916	320,262
ePlus, Inc. *	12,538	781,870
Evolv Technologies Holdings, Inc. *	65,781	288,779
Extreme Networks, Inc. *	61,060	803,550
F5, Inc. *	27,474	7,273,467
Fabrinet *	16,984	3,482,739
FARO Technologies, Inc. *	8,279	243,485
Flex Ltd. *	182,881	6,280,134
Frequency Electronics, Inc.	4,719	87,773
Genasys, Inc. *	20,918	44,765
Harmonic, Inc. *	56,948	511,393
Hewlett Packard Enterprise Co.	627,338	10,175,422
HP, Inc.	445,625	11,394,631
Identiv, Inc. *	8,288	27,516
Immersion Corp.	13,101	94,720
Inseego Corp. *	4,205	34,229
Insight Enterprises, Inc. *	13,614	1,882,544
IonQ, Inc. *	92,366	2,536,370
IPG Photonics Corp. *	13,349	799,472
Itron, Inc. *	20,969	2,333,640
Jabil, Inc.	52,342	7,671,243
Juniper Networks, Inc.	158,375	5,752,180
Key Tronic Corp. *	4,943	12,160
Keysight Technologies, Inc. *	82,421	11,984,013
Kimball Electronics, Inc. *	10,963	157,209
Knowles Corp. *	40,205	632,827
KVH Industries, Inc. *	5,414	27,666
Lantronix, Inc. *	11,128	23,703
LightPath Technologies, Inc., Class A *	24,173	56,807
Littelfuse, Inc.	11,851	2,160,556
Lumentum Holdings, Inc. *	34,609	2,043,315
Methode Electronics, Inc.	15,172	95,128
MicroVision, Inc. *(a)	167,237	188,978
Mirion Technologies, Inc., Class A *	90,569	1,429,179
Motorola Solutions, Inc.	79,595	35,052,842
M-Tron Industries, Inc. *	2,643	146,607
Napco Security Technologies, Inc.	18,552	423,913
Neonode, Inc. *	4,440	54,390
NetApp, Inc.	96,581	8,668,145
NETGEAR, Inc. *	13,065	315,128
NetScout Systems, Inc. *	34,140	717,623
nLight, Inc. *	20,404	157,315
Novanta, Inc. *	18,011	2,140,787
Ondas Holdings, Inc. *	32,000	24,858
One Stop Systems, Inc. *	12,911	29,824
OSI Systems, Inc. *	7,329	1,500,539
Ouster, Inc. *	21,483	159,619
PAR Technology Corp. *	18,480	1,079,232
PC Connection, Inc.	5,698	353,504
Plexus Corp. *	12,972	1,588,162
Powerfleet, Inc. NJ *	54,255	273,445
Pure Storage, Inc., Class A *	148,029	6,714,595
Red Cat Holdings, Inc. *(a)	30,059	150,896
ReElement Technologies LLC *(b)	12,919	4
Research Frontiers, Inc. *	21,870	22,963
RF Industries Ltd. *	7,044	26,979
Ribbon Communications, Inc. *	38,255	122,799
Richardson Electronics Ltd.	5,554	48,098
SECURITY	NUMBER OF SHARES	VALUE ($)
Rogers Corp. *	8,205	507,151
Sandisk Corp. *	54,460	1,748,711
Sanmina Corp. *	26,460	2,031,863
ScanSource, Inc. *	10,228	337,422
Seagate Technology Holdings PLC	100,335	9,133,495
Super Micro Computer, Inc. *	239,400	7,627,284
TD SYNNEX Corp.	35,703	3,955,892
TE Connectivity PLC	141,844	20,763,125
Teledyne Technologies, Inc. *	22,160	10,327,225
TransAct Technologies, Inc. *	3,397	11,822
Trimble, Inc. *	116,803	7,258,138
TTM Technologies, Inc. *	50,171	1,004,423
Turtle Beach Corp. *	7,827	90,402
Ubiquiti, Inc.	2,218	724,066
Viasat, Inc. *	45,366	420,543
Viavi Solutions, Inc. *	109,669	1,160,298
Vishay Intertechnology, Inc.	62,111	806,822
Vishay Precision Group, Inc. *	5,394	134,526
Vontier Corp.	72,249	2,298,241
Vuzix Corp. *	48,683	103,695
Western Digital Corp. *	165,372	7,253,216
Wrap Technologies, Inc. *(a)	21,515	32,703
Zebra Technologies Corp., Class A *	24,552	6,145,857
		2,009,530,447

Telecommunication Services 1.0%
Anterix, Inc. *	8,567	255,725
AST SpaceMobile, Inc., Class A *(a)	75,618	1,755,094
AT&T, Inc.	3,415,354	94,605,306
ATN International, Inc.	5,256	92,979
Bandwidth, Inc., Class A *	15,306	190,101
Cogent Communications Holdings, Inc.	19,826	1,077,543
Frontier Communications Parent, Inc. *	104,749	3,797,151
GCI Liberty, Inc. *(b)	35,715	0
Globalstar, Inc. *	26,231	504,160
Gogo, Inc. *	27,853	210,847
IDT Corp., Class B	8,928	448,632
Iridium Communications, Inc.	51,747	1,248,655
Liberty Global Ltd., Class C *	151,474	1,717,715
Liberty Latin America Ltd., Class C *	78,742	433,081
Lumen Technologies, Inc. *	491,512	1,739,952
NII Holdings, Inc. Escrow *(b)	28,127	15,048
Shenandoah Telecommunications Co.	21,835	243,242
Spok Holdings, Inc.	9,849	141,235
Telephone & Data Systems, Inc.	46,178	1,731,213
T-Mobile U.S., Inc.	228,261	56,369,054
U.S. Cellular Corp. *	6,696	459,747
Verizon Communications, Inc.	2,002,832	88,244,778
		255,281,258

Transportation 1.4%
Alaska Air Group, Inc. *	59,568	2,637,075
Allegiant Travel Co.	6,715	315,135
American Airlines Group, Inc. *	309,647	3,080,988
ArcBest Corp.	11,604	679,066
Avis Budget Group, Inc. *	8,421	780,037
Blade Air Mobility, Inc. *	26,008	68,921
CH Robinson Worldwide, Inc.	56,308	5,023,800
Covenant Logistics Group, Inc., Class A	6,788	135,081
CSX Corp.	917,083	25,742,520
Delta Air Lines, Inc.	307,483	12,800,517
Expeditors International of Washington, Inc.	67,019	7,366,058
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
FedEx Corp.	105,280	22,143,542
Forward Air Corp. *	10,889	160,286
Frontier Group Holdings, Inc. *	35,279	105,131
FTAI Infrastructure, Inc.	59,598	257,463
Genco Shipping & Trading Ltd.	21,083	273,236
GXO Logistics, Inc. *	58,300	2,112,792
Heartland Express, Inc.	26,008	197,661
Hertz Global Holdings, Inc. *(a)	75,147	512,503
Hub Group, Inc., Class A	28,838	910,992
JB Hunt Transport Services, Inc.	37,990	4,960,734
JetBlue Airways Corp. *	167,083	728,482
Joby Aviation, Inc. *	237,080	1,493,604
Kirby Corp. *	27,367	2,637,358
Knight-Swift Transportation Holdings, Inc.	77,736	3,044,919
Landstar System, Inc.	16,707	2,241,244
Lyft, Inc., Class A *	174,695	2,166,218
Marten Transport Ltd.	24,450	313,938
Matson, Inc.	16,186	1,765,731
Norfolk Southern Corp.	107,640	24,116,742
Old Dominion Freight Line, Inc.	89,381	13,700,320
PAMT Corp. *	3,071	42,902
Pangaea Logistics Solutions Ltd.	13,298	53,591
Proficient Auto Logistics, Inc. *	9,150	76,036
Radiant Logistics, Inc. *	16,850	98,572
RXO, Inc. *	65,686	925,516
Ryder System, Inc.	19,907	2,740,597
Saia, Inc. *	12,696	3,097,824
Schneider National, Inc., Class B	23,306	500,846
Sky Harbour Group Corp. *(a)	9,000	96,030
SkyWest, Inc. *	19,023	1,696,281
Southwest Airlines Co.	281,394	7,867,776
Sun Country Airlines Holdings, Inc. *	20,591	201,792
Uber Technologies, Inc. *	993,753	80,503,931
U-Haul Holding Co., Non Voting Shares	53,498	2,931,690
Union Pacific Corp.	287,439	61,989,095
United Airlines Holdings, Inc. *	156,779	10,789,531
United Parcel Service, Inc., Class B	348,832	33,243,690
Universal Logistics Holdings, Inc.	3,300	71,742
Werner Enterprises, Inc.	29,435	725,867
Wheels Up Experience, Inc. *(a)	85,298	98,093
XPO, Inc. *	56,378	5,982,833
		356,206,329

Utilities 2.5%
AES Corp.	336,918	3,369,180
ALLETE, Inc.	27,530	1,802,940
Alliant Energy Corp.	122,307	7,465,619
Ameren Corp.	128,132	12,715,820
American Electric Power Co., Inc.	253,454	27,459,206
American States Water Co.	17,953	1,456,168
American Water Works Co., Inc.	92,451	13,591,222
Artesian Resources Corp., Class A	5,123	181,969
Atmos Energy Corp.	75,474	12,123,389
Avista Corp.	37,141	1,540,237
Black Hills Corp.	33,457	2,037,531
Cadiz, Inc. *	22,878	64,974
California Water Service Group	27,919	1,414,097
CenterPoint Energy, Inc.	311,902	12,095,560
Chesapeake Utilities Corp.	10,866	1,430,726
Clearway Energy, Inc., Class C	54,942	1,611,998
CMS Energy Corp.	142,349	10,484,004
Consolidated Edison, Inc.	164,899	18,592,362
Consolidated Water Co. Ltd.	7,055	163,958
Constellation Energy Corp.	148,940	33,279,154
Dominion Energy, Inc.	401,717	21,845,370
SECURITY	NUMBER OF SHARES	VALUE ($)
DTE Energy Co.	99,160	13,584,920
Duke Energy Corp.	369,252	45,056,129
Edison International	185,567	9,929,690
Entergy Corp.	204,090	16,974,165
Essential Utilities, Inc.	119,070	4,897,349
Evergy, Inc.	110,313	7,622,628
Eversource Energy	174,373	10,371,706
Exelon Corp.	480,247	22,523,584
FirstEnergy Corp.	244,909	10,501,698
Genie Energy Ltd., Class B	9,550	141,054
Global Water Resources, Inc.	4,694	48,958
Hawaiian Electric Industries, Inc. *	81,641	857,230
IDACORP, Inc.	25,260	2,982,953
MDU Resources Group, Inc.	96,911	1,661,055
MGE Energy, Inc.	17,135	1,549,347
Middlesex Water Co.	9,717	613,337
National Fuel Gas Co.	42,902	3,294,016
New Jersey Resources Corp.	48,098	2,353,916
NextEra Energy, Inc.	978,355	65,432,382
NiSource, Inc.	223,663	8,747,460
Northwest Natural Holding Co.	19,065	821,701
Northwestern Energy Group, Inc.	29,338	1,708,352
NRG Energy, Inc.	95,774	10,494,915
OGE Energy Corp.	96,452	4,376,992
Oklo, Inc. *(a)	33,267	789,759
ONE Gas, Inc.	26,579	2,086,717
Ormat Technologies, Inc.	27,003	1,960,418
Otter Tail Corp.	19,403	1,540,210
PG&E Corp.	1,048,694	17,324,425
Pinnacle West Capital Corp.	54,402	5,177,982
Portland General Electric Co.	53,974	2,273,385
PPL Corp.	352,685	12,873,002
Public Service Enterprise Group, Inc.	238,150	19,035,329
Pure Cycle Corp. *	8,445	83,606
RGC Resources, Inc.	3,883	81,427
Sempra	301,437	22,387,726
SJW Group	15,143	859,214
Southern Co.	521,404	47,911,814
Southwest Gas Holdings, Inc.	28,636	2,067,806
Spire, Inc.	28,415	2,174,884
Talen Energy Corp. *	21,918	4,714,123
TXNM Energy, Inc.	43,143	2,295,208
UGI Corp.	104,341	3,421,341
Unitil Corp.	7,063	414,316
Vistra Corp.	161,987	20,998,375
WEC Energy Group, Inc.	151,830	16,628,422
Xcel Energy, Inc.	272,800	19,286,960
York Water Co.	6,196	218,099
		637,875,569
Total Common Stocks (Cost $11,803,406,235)		25,543,849,389

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	15,055
Cartesian Therapeutics, Inc. CVR *(b)	59,796	134,543
Frequency Therapeutics, Inc. CVR *(b)	23,364	931
F-star Therapeutics, Inc. Agonist CVR *(b)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	421
Homology Medicines, Inc. CVR *(b)	21,971	1,332
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	1,341
Miromatrix Medical, Inc. CVR *(b)	11,036	9,096
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pardes Biosciences, Inc. CVR *(b)	19,235	577
Sesen Bio CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	463
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	7,298
		171,478
Total Rights (Cost $28,544)		171,478

WARRANTS 0.0% OF NET ASSETS

Technology Hardware & Equipment 0.0%
M-Tron Industries, Inc. expires 03/11/28, *	2,643	4,625
Total Warrants (Cost $0)		4,625

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (d)(e)	27,955,568	27,955,568
Total Short-Term Investments (Cost $27,955,568)		27,955,568
Total Investments in Securities (Cost $11,831,390,347)		25,571,981,060

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/20/25	83	8,174,670	449,589
S&P 500 Index, e-mini, expires 06/20/25	268	74,865,800	4,572,553
			5,022,142

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,363,300.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended April 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at April 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/25	BALANCE OF SHARES HELD AT 4/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$—	$—	$—	$—	($54,559 )	$—	—	$5,602

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	357,000	—	—	—	(131,000)	—	—	2,000

Financial Services 0.3%
Charles Schwab Corp.	48,402,176	10,246,613	(318,757)	(24,885)	7,254,983	65,560,130	805,407	387,813

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	245,254	—	—	—	(100,700)	—	—	—
Total	$49,004,430	$10,246,613	($318,757 )	($24,885 )	$6,968,724	$65,560,130		$395,415
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,619,911,967	$—	$—	$13,619,911,967
Banks	954,459,219	—	1,369	954,460,588
Capital Goods	1,682,108,903	—	42	1,682,108,945
Equity Real Estate Investment Trusts (REITs)	630,942,961	—	0 *	630,942,961
Health Care Equipment & Services	1,180,770,664	—	0 *	1,180,770,664
Materials	604,878,156	—	0 *	604,878,156
Pharmaceuticals, Biotechnology & Life Sciences	1,615,144,554	—	0 *	1,615,144,554
Software & Services	2,990,819,815	—	34	2,990,819,849
Technology Hardware & Equipment	2,009,530,443	—	4	2,009,530,447
Telecommunication Services	255,266,210	—	15,048 *	255,281,258
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	171,478 *	171,478
Warrants[1]	4,625	—	—	4,625
Short-Term Investments[1]	27,955,568	—	—	27,955,568
Futures Contracts[2]	5,022,142	—	—	5,022,142
Total	$25,576,815,227	$—	$187,975	$25,577,003,202

*	Level 3 amount shown includes securities determined to have no value at April 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $36,884,007)		$65,560,130
Investments in securities, at value - unaffiliated issuers (cost $11,794,506,340) including securities on loan of $25,363,300		25,506,420,930
Cash		61,184,486
Deposit with broker for futures contracts		8,620,660
Receivables:
Fund shares sold		19,077,089
Dividends		13,420,379
Investments sold		3,642,087
Variation margin on future contracts		226,522
Income from securities on loan	+	101,141
Total assets		25,678,253,424

Liabilities
Collateral held for securities on loan		27,955,568
Payables:
Fund shares redeemed		12,838,118
Investment adviser fees	+	608,124
Total liabilities		41,401,810
Net assets		$25,636,851,614

Net Assets by Source
Capital received from investors		$12,299,877,930
Total distributable earnings	+	13,336,973,684
Net assets		$25,636,851,614

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$25,636,851,614		273,855,942		$93.61

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2024 through April 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $57,771)		$177,393,606
Other Interest		1,027,438
Dividends received from securities - affiliated issuers		395,415
Securities on loan, net	+	806,059
Total investment income		179,622,518

Expenses
Investment adviser fees		3,986,967
Total expenses	–	3,986,967
Net investment income		175,635,551

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(24,885)
Net realized losses on sales of securities - unaffiliated issuers		(97,840,422)
Net realized losses on futures contracts	+	(10,602,544)
Net realized losses		(108,467,851)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		6,968,724
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(709,445,155)
Net change in unrealized appreciation (depreciation) on futures contracts	+	6,159,976
Net change in unrealized appreciation (depreciation)	+	(696,316,455)
Net realized and unrealized losses		(804,784,306)
Decrease in net assets resulting from operations		($629,148,755 )
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/24-4/30/25		11/1/23-10/31/24
Net investment income		$175,635,551	$317,220,234
Net realized losses		(108,467,851)	(104,509,067)
Net change in unrealized appreciation (depreciation)	+	(696,316,455)	6,686,608,505
Increase (decrease) in net assets resulting from operations		($629,148,755 )	$6,899,319,672

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($327,953,620 )	($286,776,664 )

TRANSACTIONS IN FUND SHARES
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,645,991	$2,624,853,237	39,522,767	$3,428,570,833
Shares reinvested		2,626,964	268,554,434	3,034,125	235,903,178
Shares redeemed	+	(20,147,682)	(1,964,950,211)	(27,336,118)	(2,398,427,249)
Net transactions in fund shares		9,125,273	$928,457,460	15,220,774	$1,266,046,762

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		264,730,669	$25,665,496,529	249,509,895	$17,786,906,759
Total increase (decrease)	+	9,125,273	(28,644,915)	15,220,774	7,878,589,770
End of period		273,855,942	$25,636,851,614	264,730,669	$25,665,496,529
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 4/30/25*	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$111.20	$77.88	$66.09	$89.23	$62.76	$49.06
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.69	0.67	0.64	0.56	0.55
Net realized and unrealized gains (losses)	(2.03)	33.23	11.71	(22.20)	26.39	13.65
Total from investment operations	(1.68)	33.92	12.38	(21.56)	26.95	14.20
Less distributions:
Distributions from net investment income	(0.62)	(0.60)	(0.59)	(0.51)	(0.48)	(0.50)
Distributions from net realized gains	—	—	—	(1.07)	—	—
Total distributions	(0.62)	(0.60)	(0.59)	(1.58)	(0.48)	(0.50)
Net asset value at end of period	$108.90	$111.20	$77.88	$66.09	$89.23	$62.76
Total return	(1.57%)[2]	43.77%	18.89%	(24.63%)	43.14%	29.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[3]	0.035%	0.035%	0.035%[4]	0.035%	0.035%
Net investment income (loss)	0.62%[3]	0.69%	0.91%	0.86%	0.73%	0.97%
Portfolio turnover rate	4%[2]	17%	20%[5]	18%	18%	41%
Net assets, end of period (x 1,000,000)	$3,097	$2,899	$1,352	$929	$881	$487

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 3.0%
Tesla, Inc. *	327,111	92,297,640

Banks 0.2%
NU Holdings Ltd., Class A *	381,583	4,743,077
Popular, Inc.	800	76,336
		4,819,413

Capital Goods 2.0%
3M Co.	11,895	1,652,335
AAON, Inc.	8,251	753,069
Advanced Drainage Systems, Inc.	3,073	348,755
Armstrong World Industries, Inc.	1,541	223,476
Axon Enterprise, Inc. *	8,531	5,232,062
AZEK Co., Inc., Class A *	11,467	568,305
Boeing Co. *	14,439	2,645,802
Builders FirstSource, Inc. *	1,121	134,105
BWX Technologies, Inc.	2,581	281,639
Carlisle Cos., Inc.	653	247,800
Caterpillar, Inc.	8,179	2,529,519
Comfort Systems USA, Inc.	4,119	1,637,508
Core & Main, Inc., Class A *	14,725	775,713
EMCOR Group, Inc.	2,091	837,864
Fastenal Co.	56,772	4,596,829
Ferguson Enterprises, Inc.	1,522	258,223
Generac Holdings, Inc. *	3,313	378,941
General Electric Co.	27,207	5,483,299
HEICO Corp.	12,857	3,224,021
Honeywell International, Inc.	11,855	2,495,478
Howmet Aerospace, Inc.	2,947	408,395
Illinois Tool Works, Inc.	12,824	3,076,606
Lennox International, Inc.	3,819	2,088,038
Lincoln Electric Holdings, Inc.	1,644	289,673
Loar Holdings, Inc. *	3,700	349,946
Lockheed Martin Corp.	7,910	3,779,003
Quanta Services, Inc.	5,378	1,574,087
Rockwell Automation, Inc.	1,172	290,281
Simpson Manufacturing Co., Inc.	386	59,324
SiteOne Landscape Supply, Inc. *	2,427	278,644
Spirit AeroSystems Holdings, Inc., Class A *	1,394	50,184
Standardaero, Inc. *	3,912	105,702
Trane Technologies PLC	9,127	3,498,470
TransDigm Group, Inc.	1,289	1,821,447
Trex Co., Inc. *	12,197	705,231
United Rentals, Inc.	1,841	1,162,499
Vertiv Holdings Co., Class A	42,000	3,585,960
WillScot Holdings Corp.	6,018	151,172
WW Grainger, Inc.	4,446	4,554,082
		62,133,487

Commercial & Professional Services 1.8%
Automatic Data Processing, Inc.	44,836	13,477,702
Booz Allen Hamilton Holding Corp., Class A	14,781	1,774,016
Broadridge Financial Solutions, Inc.	12,575	3,048,180
Cintas Corp.	38,575	8,165,556
Copart, Inc. *	96,212	5,871,818
Dayforce, Inc. *	1,998	115,624
Equifax, Inc.	2,907	756,198
KBR, Inc.	1,401	73,987
SECURITY	NUMBER OF SHARES	VALUE ($)
Paychex, Inc.	13,799	2,030,109
Paycom Software, Inc.	3,776	854,849
Paylocity Holding Corp. *	5,030	966,263
Rollins, Inc.	32,599	1,862,381
Tetra Tech, Inc.	6,628	206,727
TransUnion	1,246	103,368
Veralto Corp.	12,916	1,238,644
Verisk Analytics, Inc., Class A	16,594	4,918,959
Waste Management, Inc.	47,291	11,035,828
		56,500,209

Consumer Discretionary Distribution & Retail 8.8%
Amazon.com, Inc. *	1,056,634	194,864,442
AutoZone, Inc. *	1,817	6,836,644
Burlington Stores, Inc. *	7,652	1,722,006
CarMax, Inc. *	2,054	132,832
Carvana Co., Class A *	4,448	1,086,869
Coupang, Inc., Class A *	136,216	3,183,368
Dick's Sporting Goods, Inc.	562	105,510
Etsy, Inc. *	8,563	372,319
Five Below, Inc. *	5,136	389,771
Floor & Decor Holdings, Inc., Class A *	4,324	308,907
Home Depot, Inc.	93,218	33,604,157
Murphy USA, Inc.	2,129	1,061,455
O'Reilly Automotive, Inc. *	6,264	8,864,813
Pool Corp.	4,341	1,272,521
RH *	339	62,386
Ross Stores, Inc.	8,827	1,226,953
TJX Cos., Inc.	78,696	10,126,601
Tractor Supply Co.	62,388	3,158,081
Ulta Beauty, Inc. *	4,689	1,855,156
Valvoline, Inc. *	14,746	505,198
Williams-Sonoma, Inc.	8,471	1,308,515
		272,048,504

Consumer Durables & Apparel 0.4%
Crocs, Inc. *	1,157	111,558
Deckers Outdoor Corp. *	17,907	1,984,633
Hasbro, Inc.	14,034	868,705
Lululemon Athletica, Inc. *	13,686	3,705,758
NIKE, Inc., Class B	85,961	4,848,200
SharkNinja, Inc. *	1,436	115,598
Skechers USA, Inc., Class A *	1,227	58,920
Somnigroup International, Inc.	19,744	1,205,569
TopBuild Corp. *	284	83,996
YETI Holdings, Inc. *	2,924	83,480
		13,066,417

Consumer Services 2.4%
Airbnb, Inc., Class A *	50,653	6,175,614
Booking Holdings, Inc.	3,664	18,683,762
Bright Horizons Family Solutions, Inc. *	1,483	185,998
Cava Group, Inc. *	8,934	825,770
Chipotle Mexican Grill, Inc., Class A *	160,781	8,122,656
Choice Hotels International, Inc.	2,594	327,129
Churchill Downs, Inc.	8,212	742,447
Darden Restaurants, Inc.	7,228	1,450,226
Domino's Pizza, Inc.	1,383	678,182
DoorDash, Inc., Class A *	36,256	6,993,420
DraftKings, Inc., Class A *	52,826	1,758,577
Duolingo, Inc. *	4,399	1,713,322
Dutch Bros, Inc., Class A *	5,039	301,030
Expedia Group, Inc.	14,386	2,257,595
Grand Canyon Education, Inc. *	1,102	196,564
H&R Block, Inc.	4,210	254,158
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Worldwide Holdings, Inc.	14,395	3,245,784
Hyatt Hotels Corp., Class A	648	73,017
Las Vegas Sands Corp.	40,823	1,496,979
Light & Wonder, Inc. *	10,402	888,123
McDonald's Corp.	5,452	1,742,732
Norwegian Cruise Line Holdings Ltd. *	54,843	879,133
Planet Fitness, Inc., Class A *	5,292	500,570
Royal Caribbean Cruises Ltd.	9,821	2,110,631
Starbucks Corp.	103,455	8,281,573
Texas Roadhouse, Inc., Class A	7,728	1,282,539
Vail Resorts, Inc.	3,585	499,032
Wendy's Co.	9,932	124,150
Wingstop, Inc.	3,432	905,670
Wyndham Hotels & Resorts, Inc.	735	62,695
Wynn Resorts Ltd.	838	67,300
Yum! Brands, Inc.	12,836	1,931,048
		74,757,426

Consumer Staples Distribution & Retail 1.8%
Casey's General Stores, Inc.	877	405,691
Costco Wholesale Corp.	52,210	51,922,845
Performance Food Group Co. *	2,378	191,810
Sysco Corp.	36,227	2,586,608
		55,106,954

Energy 0.5%
Antero Midstream Corp.	18,446	305,281
Cheniere Energy, Inc.	13,366	3,089,016
Civitas Resources, Inc.	4,533	123,524
EQT Corp.	4,325	213,828
Hess Corp.	21,005	2,710,695
Matador Resources Co.	860	34,004
New Fortress Energy, Inc.	4,528	24,587
Permian Resources Corp., Class A	15,427	182,039
Targa Resources Corp.	25,359	4,333,853
Texas Pacific Land Corp.	2,203	2,839,381
Viper Energy, Inc.	4,160	167,773
Weatherford International PLC	8,706	360,429
		14,384,410

Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp.	54,877	12,369,825
Equinix, Inc.	607	522,475
Iron Mountain, Inc.	19,961	1,789,903
Lamar Advertising Co., Class A	2,356	268,136
Public Storage	2,828	849,616
Simon Property Group, Inc.	9,726	1,530,678
		17,330,633

Financial Services 6.5%
Ally Financial, Inc.	5,801	189,461
American Express Co.	24,522	6,532,906
Ameriprise Financial, Inc.	10,361	4,880,238
Apollo Global Management, Inc.	45,895	6,263,750
ARES Management Corp., Class A	21,707	3,310,969
Blackstone, Inc.	84,902	11,182,442
Block, Inc. *	27,280	1,595,062
Blue Owl Capital, Inc., Class A	61,670	1,142,745
Charles Schwab Corp. (a)	18,904	1,538,786
Coinbase Global, Inc., Class A *	20,094	4,076,872
Corpay, Inc. *	7,995	2,601,333
Credit Acceptance Corp. *	543	264,669
Equitable Holdings, Inc.	36,382	1,799,090
FactSet Research Systems, Inc.	1,594	688,959
SECURITY	NUMBER OF SHARES	VALUE ($)
Fiserv, Inc. *	20,991	3,874,309
Goldman Sachs Group, Inc.	9,561	5,235,125
Houlihan Lokey, Inc., Class A	531	86,064
Jefferies Financial Group, Inc.	5,745	268,464
KKR & Co., Inc.	22,735	2,597,928
Lazard, Inc.	11,776	458,086
LPL Financial Holdings, Inc.	9,272	2,965,093
Mastercard, Inc., Class A	95,974	52,599,510
Moody's Corp.	18,604	8,429,844
Morgan Stanley	7,893	911,010
Morningstar, Inc.	3,083	877,792
MSCI, Inc., Class A	5,239	2,855,831
Shift4 Payments, Inc., Class A *	7,057	577,263
SoFi Technologies, Inc. *	19,670	246,072
Toast, Inc., Class A *	54,584	1,942,099
TPG, Inc.	2,265	105,209
Tradeweb Markets, Inc., Class A	5,448	753,458
UWM Holdings Corp.	6,201	29,145
Visa, Inc., Class A	203,028	70,146,174
Western Union Co.	6,986	69,231
WEX, Inc. *	388	50,584
XP, Inc., Class A	4,698	75,638
		201,221,211

Food, Beverage & Tobacco 1.4%
Boston Beer Co., Inc., Class A *	443	108,889
Celsius Holdings, Inc. *	20,569	719,092
Coca-Cola Co.	261,670	18,984,159
Freshpet, Inc. *	1,630	119,870
Hershey Co.	2,357	394,067
Lamb Weston Holdings, Inc.	5,038	266,057
Monster Beverage Corp. *	66,495	3,997,679
PepsiCo, Inc.	127,714	17,315,464
Pilgrim's Pride Corp.	370	20,195
		41,925,472

Health Care Equipment & Services 2.2%
Align Technology, Inc. *	5,448	944,138
Cardinal Health, Inc.	16,954	2,395,431
Cencora, Inc.	20,439	5,981,882
Chemed Corp.	194	112,813
Cigna Group	2,838	965,033
DaVita, Inc. *	5,498	778,242
Dexcom, Inc. *	45,937	3,278,983
Doximity, Inc., Class A *	1,113	63,307
Edwards Lifesciences Corp. *	13,121	990,504
Elevance Health, Inc.	4,462	1,876,628
GE HealthCare Technologies, Inc.	5,146	361,918
HCA Healthcare, Inc.	5,295	1,827,199
IDEXX Laboratories, Inc. *	9,527	4,121,857
Inspire Medical Systems, Inc. *	3,395	537,700
Insulet Corp. *	8,154	2,057,173
Intuitive Surgical, Inc. *	41,624	21,469,659
Masimo Corp. *	2,667	429,280
McKesson Corp.	6,426	4,580,389
Molina Healthcare, Inc. *	4,186	1,368,864
Penumbra, Inc. *	4,300	1,259,212
ResMed, Inc.	4,681	1,107,478
Stryker Corp.	12,626	4,721,114
UnitedHealth Group, Inc.	7,355	3,026,141
Veeva Systems, Inc., Class A *	17,303	4,043,538
		68,298,483

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 0.6%
Clorox Co.	14,477	2,060,077
Colgate-Palmolive Co.	52,586	4,847,903
elf Beauty, Inc. *	6,174	381,986
Estee Lauder Cos., Inc., Class A	9,619	576,755
Kimberly-Clark Corp.	15,941	2,100,705
Procter & Gamble Co.	61,921	10,066,497
		20,033,923

Insurance 0.8%
Allstate Corp.	4,830	958,224
Arthur J Gallagher & Co.	2,029	650,680
Brown & Brown, Inc.	12,439	1,375,753
Everest Group Ltd.	794	284,911
Kinsale Capital Group, Inc.	2,577	1,121,665
Markel Group, Inc. *	343	623,780
Marsh & McLennan Cos., Inc.	7,943	1,790,908
Progressive Corp.	58,020	16,346,555
RLI Corp.	530	39,225
Ryan Specialty Holdings, Inc., Class A	11,909	780,159
		23,971,860

Materials 0.6%
Avery Dennison Corp.	3,864	661,169
Celanese Corp., Class A	3,643	162,150
Chemours Co.	822	10,176
Cleveland-Cliffs, Inc. *	17,345	142,923
Eagle Materials, Inc.	2,861	647,702
Ecolab, Inc.	25,450	6,398,893
Louisiana-Pacific Corp.	5,063	436,988
Martin Marietta Materials, Inc.	363	190,205
RPM International, Inc.	3,171	338,504
Sealed Air Corp.	763	21,028
Sherwin-Williams Co.	25,123	8,866,409
Southern Copper Corp.	10,515	941,303
Vulcan Materials Co.	4,211	1,104,672
		19,922,122

Media & Entertainment 12.8%
Alphabet, Inc., Class A	661,836	105,099,557
Alphabet, Inc., Class C	546,234	87,883,588
Liberty Broadband Corp., Class C *	3,898	352,340
Liberty Media Corp.-Liberty Formula One, Class C *	9,823	871,005
Live Nation Entertainment, Inc. *	18,679	2,474,034
Madison Square Garden Sports Corp. *	258	49,683
Meta Platforms, Inc., Class A	224,301	123,141,249
Netflix, Inc. *	50,433	57,076,035
Nexstar Media Group, Inc., Class A	1,422	212,816
Pinterest, Inc., Class A *	70,634	1,788,453
ROBLOX Corp., Class A *	61,911	4,151,133
Roku, Inc. *	3,041	207,335
Spotify Technology SA *	17,316	10,631,678
TKO Group Holdings, Inc.	1,656	269,779
Trade Desk, Inc., Class A *	52,533	2,817,345
TripAdvisor, Inc. *	4,396	54,730
Trump Media & Technology Group Corp. *	6,240	153,130
		397,233,890

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
10X Genomics, Inc., Class A *	7,390	61,115
AbbVie, Inc.	90,058	17,570,316
SECURITY	NUMBER OF SHARES	VALUE ($)
Alnylam Pharmaceuticals, Inc. *	13,394	3,525,837
Amgen, Inc.	49,177	14,306,573
Apellis Pharmaceuticals, Inc. *	13,904	267,096
Bruker Corp.	9,054	362,703
Eli Lilly & Co.	94,233	84,710,755
Exact Sciences Corp. *	8,189	373,746
Exelixis, Inc. *	27,612	1,081,010
Fortrea Holdings, Inc. *	843	5,252
Incyte Corp. *	1,021	63,976
Ionis Pharmaceuticals, Inc. *	16,769	514,976
IQVIA Holdings, Inc. *	2,338	362,554
Medpace Holdings, Inc. *	2,971	916,227
Merck & Co., Inc.	298,519	25,433,819
Natera, Inc. *	13,450	2,030,008
Neurocrine Biosciences, Inc. *	11,702	1,260,188
Regeneron Pharmaceuticals, Inc.	1,031	617,322
Repligen Corp. *	873	120,465
Sarepta Therapeutics, Inc. *	10,831	675,854
Ultragenyx Pharmaceutical, Inc. *	9,783	381,341
Vertex Pharmaceuticals, Inc. *	15,216	7,752,552
Viking Therapeutics, Inc. *	12,354	356,660
Waters Corp. *	4,212	1,464,639
West Pharmaceutical Services, Inc.	5,178	1,094,060
Zoetis, Inc.	43,771	6,845,784
		172,154,828

Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc. *	1,674	380,684

Semiconductors & Semiconductor Equipment 14.9%
Advanced Micro Devices, Inc. *	124,958	12,164,661
Applied Materials, Inc.	88,002	13,262,781
Astera Labs, Inc. *	792	51,726
Broadcom, Inc.	525,919	101,223,630
Enphase Energy, Inc. *	15,464	689,540
Entegris, Inc.	17,647	1,396,231
KLA Corp.	15,665	11,007,639
Lam Research Corp.	151,093	10,828,835
Lattice Semiconductor Corp. *	14,015	685,754
Marvell Technology, Inc.	8,120	473,964
MKS Instruments, Inc.	679	47,625
Monolithic Power Systems, Inc.	5,544	3,288,146
NVIDIA Corp.	2,614,493	284,770,578
Onto Innovation, Inc. *	1,616	197,104
QUALCOMM, Inc.	123,169	18,285,670
Teradyne, Inc.	16,731	1,241,607
Texas Instruments, Inc.	13,166	2,107,218
Universal Display Corp.	2,870	360,558
		462,083,267

Software & Services 19.3%
Adobe, Inc. *	51,129	19,172,352
Appfolio, Inc., Class A *	2,904	599,734
AppLovin Corp., Class A *	30,867	8,312,792
Atlassian Corp., Class A *	19,241	4,392,913
Autodesk, Inc. *	25,452	6,980,211
Bentley Systems, Inc., Class B	16,327	701,898
Bill Holdings, Inc. *	3,235	147,419
Cadence Design Systems, Inc. *	32,038	9,538,994
Cloudflare, Inc., Class A *	35,800	4,323,924
Confluent, Inc., Class A *	28,411	676,466
Crowdstrike Holdings, Inc., Class A *	27,068	11,608,653
Datadog, Inc., Class A *	35,576	3,634,444
Docusign, Inc., Class A *	23,437	1,915,975
DoubleVerify Holdings, Inc. *	9,797	129,908
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dropbox, Inc., Class A *	8,437	240,876
Dynatrace, Inc. *	35,418	1,663,583
Elastic NV *	10,223	881,223
EPAM Systems, Inc. *	589	92,420
Fair Isaac Corp. *	2,359	4,693,655
Five9, Inc. *	8,816	221,634
Fortinet, Inc. *	60,616	6,289,516
Gartner, Inc. *	8,846	3,724,874
Gitlab, Inc., Class A *	14,728	687,356
Globant SA *	3,739	439,594
GoDaddy, Inc., Class A *	16,417	3,091,814
Guidewire Software, Inc. *	4,328	886,245
HubSpot, Inc. *	5,799	3,546,088
Intuit, Inc.	32,149	20,172,533
Manhattan Associates, Inc. *	7,126	1,264,081
Microsoft Corp.	830,208	328,148,014
MicroStrategy, Inc., Class A *	1,874	712,326
MongoDB, Inc., Class A *	8,371	1,441,235
nCino, Inc. *	6,129	142,193
Nutanix, Inc., Class A *	8,492	583,400
Okta, Inc. *	8,517	955,267
Oracle Corp.	188,239	26,488,992
Palantir Technologies, Inc., Class A *	242,295	28,697,420
Palo Alto Networks, Inc. *	76,246	14,252,665
Pegasystems, Inc.	5,259	484,249
Procore Technologies, Inc. *	12,393	794,267
PTC, Inc. *	8,301	1,286,406
RingCentral, Inc., Class A *	9,368	238,884
Salesforce, Inc.	92,282	24,797,096
SentinelOne, Inc., Class A *	5,522	102,157
ServiceNow, Inc. *	24,165	23,077,817
Snowflake, Inc., Class A *	36,675	5,849,296
Synopsys, Inc. *	18,146	8,329,195
Teradata Corp. *	11,459	246,369
Twilio, Inc., Class A *	3,589	347,092
Tyler Technologies, Inc. *	4,245	2,306,309
UiPath, Inc., Class A *	42,530	507,808
Unity Software, Inc. *	15,512	326,838
VeriSign, Inc. *	673	189,867
Workday, Inc., Class A *	24,871	6,093,395
Zscaler, Inc. *	11,183	2,529,259
		598,958,991

Technology Hardware & Equipment 12.2%
Amphenol Corp., Class A	81,424	6,265,577
Apple, Inc.	1,641,914	348,906,725
Arista Networks, Inc. *	121,186	9,969,972
CDW Corp.	8,187	1,314,505
Cognex Corp.	1,272	34,725
Dell Technologies, Inc., Class C	5,153	472,839
HP, Inc.	26,870	687,066
Ingram Micro Holding Corp.	526	9,352
Jabil, Inc.	1,087	159,311
Motorola Solutions, Inc.	9,257	4,076,690
NetApp, Inc.	10,725	962,569
Pure Storage, Inc., Class A *	31,641	1,435,236
Super Micro Computer, Inc. *	58,191	1,853,965
Ubiquiti, Inc.	271	88,468
Zebra Technologies Corp., Class A *	1,228	307,393
		376,544,393

Telecommunication Services 0.0%
Iridium Communications, Inc.	2,173	52,434

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.1%
American Airlines Group, Inc. *	9,370	93,231
Avis Budget Group, Inc. *	844	78,180
Expeditors International of Washington, Inc.	2,593	284,997
Lyft, Inc., Class A *	30,082	373,017
Old Dominion Freight Line, Inc.	22,799	3,494,631
Saia, Inc. *	1,777	433,588
Uber Technologies, Inc. *	239,228	19,379,860
U-Haul Holding Co., Non Voting Shares	6,480	355,104
Union Pacific Corp.	34,227	7,381,395
XPO, Inc. *	13,352	1,416,914
		33,290,917

Utilities 0.2%
Constellation Energy Corp.	5,871	1,311,816
NRG Energy, Inc.	9,710	1,064,022
Vistra Corp.	39,889	5,170,811
		7,546,649
Total Common Stocks (Cost $2,168,471,746)		3,086,064,217

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	13,000	4,768,270
Total Investment Companies (Cost $4,566,365)		4,768,270

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (b)	7,411,981	7,411,981
Total Short-Term Investments (Cost $7,411,981)		7,411,981
Total Investments in Securities (Cost $2,180,450,092)		3,098,244,468

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 06/20/25	13	5,111,210	101,941
S&P 500 Index, e-mini, expires 06/20/25	1	279,350	7,284
			109,225

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/25	BALANCE OF SHARES HELD AT 4/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$1,058,129	$316,766	$—	$—	$163,891	$1,538,786	18,904	$8,631

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,086,064,217	$—	$—	$3,086,064,217
Investment Companies[1]	4,768,270	—	—	4,768,270
Short-Term Investments[1]	7,411,981	—	—	7,411,981
Futures Contracts[2]	109,225	—	—	109,225
Total	$3,098,353,693	$—	$—	$3,098,353,693

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,409,563)		$1,538,786
Investments in securities, at value - unaffiliated issuers (cost $2,179,040,529)		3,096,705,682
Deposit with broker for futures contracts		996,955
Receivables:
Fund shares sold		3,140,952
Dividends		604,101
Variation margin on future contracts	+	3,430
Total assets		3,102,989,906

Liabilities
Payables:
Fund shares redeemed		6,147,234
Investment adviser fees	+	84,256
Total liabilities		6,231,490
Net assets		$3,096,758,416

Net Assets by Source
Capital received from investors		$2,249,452,312
Total distributable earnings	+	847,306,104
Net assets		$3,096,758,416

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,096,758,416		28,437,140		$108.90

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2024 through April 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $95)		$10,205,919
Other Interest		12,147
Dividends received from securities - affiliated issuers		8,631
Securities on loan, net	+	2,860
Total investment income		10,229,557

Expenses
Investment adviser fees		550,666
Total expenses	–	550,666
Net investment income		9,678,891

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(6,983,489)
Net realized losses on futures contracts	+	(1,186,607)
Net realized losses		(8,170,096)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		163,891
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(66,683,267)
Net change in unrealized appreciation (depreciation) on futures contracts	+	254,428
Net change in unrealized appreciation (depreciation)	+	(66,264,948)
Net realized and unrealized losses		(74,435,044)
Decrease in net assets resulting from operations		($64,756,153 )
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/24-4/30/25		11/1/23-10/31/24
Net investment income		$9,678,891	$15,611,030
Net realized gains (losses)		(8,170,096)	9,022,611
Net change in unrealized appreciation (depreciation)	+	(66,264,948)	680,783,495
Increase (decrease) in net assets resulting from operations		($64,756,153 )	$705,417,136

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,684,287 )	($11,280,497 )

TRANSACTIONS IN FUND SHARES
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,333,312	$730,996,638	14,503,073	$1,436,032,229
Shares reinvested		116,040	14,205,612	109,605	9,527,758
Shares redeemed	+	(4,083,797)	(466,107,263)	(5,902,491)	(592,645,790)
Net transactions in fund shares		2,365,555	$279,094,987	8,710,187	$852,914,197

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,071,585	$2,899,103,869	17,361,398	$1,352,053,033
Total increase	+	2,365,555	197,654,547	8,710,187	1,547,050,836
End of period		28,437,140	$3,096,758,416	26,071,585	$2,899,103,869
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 4/30/25*	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$59.31	$46.50	$47.51	$53.65	$38.09	$43.06
Income (loss) from investment operations:
Net investment income (loss)[1]	0.62	1.19	1.12	1.01	0.97	1.00
Net realized and unrealized gains (losses)	(1.68)	12.94	(1.04)	(4.60)	15.47	(4.07)
Total from investment operations	(1.06)	14.13	0.08	(3.59)	16.44	(3.07)
Less distributions:
Distributions from net investment income	(1.17)	(1.18)	(1.03)	(0.91)	(0.88)	(1.06)
Distributions from net realized gains	(0.40)	(0.14)	(0.06)	(1.64)	—	(0.84)
Total distributions	(1.57)	(1.32)	(1.09)	(2.55)	(0.88)	(1.90)
Net asset value at end of period	$56.68	$59.31	$46.50	$47.51	$53.65	$38.09
Total return	(1.89%)[2]	30.97%	0.11%	(7.04%)	43.70%	(7.69%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[3]	0.035%	0.035%	0.035%[4]	0.035%	0.035%
Net investment income (loss)	2.14%[3]	2.18%	2.31%	2.05%	1.97%	2.57%
Portfolio turnover rate	3%[2]	30%[5]	42%[5]	15%[5]	20%	50%
Net assets, end of period (x 1,000)	$777,792	$762,787	$592,653	$647,796	$575,972	$331,322

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	7,564	431,602
BorgWarner, Inc.	6,956	197,411
Ford Motor Co.	126,199	1,263,252
General Motors Co.	31,807	1,438,949
Gentex Corp.	7,345	159,974
Harley-Davidson, Inc.	3,668	82,237
Lear Corp.	1,748	149,891
Lucid Group, Inc. *(a)	31,679	79,514
QuantumScape Corp., Class A *	11,397	44,562
Rivian Automotive, Inc., Class A *	27,161	371,019
Thor Industries, Inc.	1,611	116,669
		4,335,080

Banks 7.2%
Bank of America Corp.	213,834	8,527,700
Bank OZK	3,380	143,988
BOK Financial Corp.	725	67,548
Citigroup, Inc.	60,773	4,155,658
Citizens Financial Group, Inc.	14,147	521,883
Columbia Banking System, Inc.	6,748	151,290
Comerica, Inc.	4,250	228,437
Commerce Bancshares, Inc.	3,938	239,194
Cullen/Frost Bankers, Inc.	1,884	219,429
East West Bancorp, Inc.	4,409	377,190
Fifth Third Bancorp	21,667	778,712
First Citizens BancShares, Inc., Class A	370	658,282
First Hawaiian, Inc.	4,168	95,280
First Horizon Corp.	16,750	302,840
FNB Corp.	11,530	150,928
Huntington Bancshares, Inc.	46,299	672,724
JPMorgan Chase & Co.	90,221	22,069,861
KeyCorp	29,815	442,455
M&T Bank Corp.	5,333	905,330
Pinnacle Financial Partners, Inc.	2,428	243,383
PNC Financial Services Group, Inc.	12,740	2,047,191
Popular, Inc.	1,999	190,745
Prosperity Bancshares, Inc.	2,855	193,855
Regions Financial Corp.	29,145	594,849
Synovus Financial Corp.	4,504	195,113
TFS Financial Corp.	1,698	22,006
Truist Financial Corp.	42,905	1,644,978
U.S. Bancorp	50,023	2,017,928
Webster Financial Corp.	5,491	259,724
Wells Fargo & Co.	105,687	7,504,834
Western Alliance Bancorp	3,457	240,987
Wintrust Financial Corp.	2,099	233,346
Zions Bancorp NA	4,632	208,301
		56,305,969

Capital Goods 11.2%
3M Co.	14,203	1,972,939
A.O. Smith Corp.	3,802	258,004
Acuity, Inc.	992	241,661
Advanced Drainage Systems, Inc.	1,395	158,319
AECOM	4,256	419,854
AGCO Corp.	2,005	170,084
Air Lease Corp., Class A	3,320	155,243
Allegion PLC	2,816	391,987
Allison Transmission Holdings, Inc.	2,787	257,073
AMETEK, Inc.	7,420	1,258,284
API Group Corp. *	7,427	280,963
SECURITY	NUMBER OF SHARES	VALUE ($)
Armstrong World Industries, Inc.	927	134,434
AZEK Co., Inc., Class A *	1,374	68,095
Boeing Co. *	20,083	3,680,009
Builders FirstSource, Inc. *	3,294	394,061
BWX Technologies, Inc.	2,325	253,704
Carlisle Cos., Inc.	1,258	477,386
Carrier Global Corp.	26,966	1,686,454
Caterpillar, Inc.	13,300	4,113,291
CNH Industrial NV	28,119	325,337
Core & Main, Inc., Class A *	2,081	109,627
Crane Co.	1,564	251,773
Cummins, Inc.	4,391	1,290,251
Curtiss-Wright Corp.	1,220	420,766
Deere & Co.	8,003	3,709,871
Donaldson Co., Inc.	3,860	253,718
Dover Corp.	4,400	750,860
Eaton Corp. PLC	12,672	3,730,257
EMCOR Group, Inc.	887	355,421
Emerson Electric Co.	18,332	1,926,877
Esab Corp.	1,804	216,696
Everus Construction Group, Inc. *	1,625	65,390
Fastenal Co.	2,867	232,141
Ferguson Enterprises, Inc.	6,003	1,018,469
Flowserve Corp.	4,231	191,368
Fortive Corp.	11,119	774,883
Fortune Brands Innovations, Inc.	3,984	214,419
Gates Industrial Corp. PLC *	7,682	145,343
GE Vernova, Inc.	8,747	3,243,563
Generac Holdings, Inc. *	934	106,831
General Dynamics Corp.	8,764	2,384,860
General Electric Co.	27,132	5,468,183
Graco, Inc.	5,359	437,348
Hayward Holdings, Inc. *	4,627	61,678
Hexcel Corp.	2,616	126,798
Honeywell International, Inc.	17,682	3,722,061
Howmet Aerospace, Inc.	12,228	1,694,556
Hubbell, Inc., Class B	1,714	622,491
Huntington Ingalls Industries, Inc.	1,252	288,386
IDEX Corp.	2,421	421,181
Illinois Tool Works, Inc.	5,881	1,410,911
Ingersoll Rand, Inc.	12,945	976,441
ITT, Inc.	2,649	362,966
Johnson Controls International PLC	21,201	1,778,764
L3Harris Technologies, Inc.	6,086	1,339,042
Lincoln Electric Holdings, Inc.	1,275	224,655
Loar Holdings, Inc. *	84	7,945
Lockheed Martin Corp.	4,603	2,199,083
Masco Corp.	6,950	421,239
MasTec, Inc. *	2,008	255,659
Middleby Corp. *	1,718	229,095
MSC Industrial Direct Co., Inc., Class A	1,484	113,496
Nordson Corp.	1,813	343,690
Northrop Grumman Corp.	4,382	2,131,843
nVent Electric PLC	5,340	293,219
Oshkosh Corp.	2,085	174,640
Otis Worldwide Corp.	12,807	1,232,930
Owens Corning	2,730	396,969
PACCAR, Inc.	16,532	1,491,352
Parker-Hannifin Corp.	4,105	2,483,771
Pentair PLC	5,283	479,327
Quanta Services, Inc.	3,232	945,974
RBC Bearings, Inc. *	914	300,313
Regal Rexnord Corp.	2,145	227,027
Rockwell Automation, Inc.	3,288	814,372
RTX Corp.	42,700	5,385,751
Sensata Technologies Holding PLC	4,782	102,335
Simpson Manufacturing Co., Inc.	1,221	187,655
SiteOne Landscape Supply, Inc. *	910	104,477
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap-on, Inc.	1,660	520,925
Spirit AeroSystems Holdings, Inc., Class A *	3,206	115,416
Standardaero, Inc. *	2,304	62,254
Stanley Black & Decker, Inc.	4,924	295,538
Textron, Inc.	5,973	420,320
Timken Co.	2,056	132,098
Toro Co.	3,264	222,866
Trane Technologies PLC	4,791	1,836,438
TransDigm Group, Inc.	1,396	1,972,646
United Rentals, Inc.	1,590	1,004,005
Valmont Industries, Inc.	637	186,781
Watsco, Inc.	1,112	511,342
WESCO International, Inc.	1,338	218,040
Westinghouse Air Brake Technologies Corp.	5,482	1,012,745
WillScot Holdings Corp.	4,087	102,665
Woodward, Inc.	1,893	355,070
WW Grainger, Inc.	184	188,473
Xylem, Inc.	7,771	936,949
		87,442,760

Commercial & Professional Services 1.3%
Amentum Holdings, Inc. *	4,742	103,471
Automatic Data Processing, Inc.	949	285,269
Broadridge Financial Solutions, Inc.	327	79,265
CACI International, Inc., Class A *	707	323,714
Cintas Corp.	567	120,023
Clarivate PLC *	13,127	56,577
Clean Harbors, Inc. *	1,634	349,578
Concentrix Corp.	1,439	73,475
Copart, Inc. *	1,894	115,591
Dayforce, Inc. *	4,294	248,494
Dun & Bradstreet Holdings, Inc.	9,466	84,910
Equifax, Inc.	3,149	819,149
FTI Consulting, Inc. *	1,137	189,060
Genpact Ltd.	5,541	278,491
Jacobs Solutions, Inc.	3,968	491,239
KBR, Inc.	3,920	207,015
Leidos Holdings, Inc.	4,274	629,047
ManpowerGroup, Inc.	1,514	65,208
MSA Safety, Inc.	1,184	186,385
Parsons Corp. *	1,434	95,877
Paychex, Inc.	6,618	973,640
Paycom Software, Inc.	608	137,645
RB Global, Inc.	5,868	590,908
Republic Services, Inc., Class A	6,597	1,654,198
Robert Half, Inc.	3,261	144,462
Science Applications International Corp.	1,556	188,323
SS&C Technologies Holdings, Inc.	6,877	519,901
Tetra Tech, Inc.	6,689	208,630
TransUnion	5,874	487,307
Veralto Corp.	4,350	417,165
Vestis Corp.	3,697	32,386
		10,156,403

Consumer Discretionary Distribution & Retail 2.0%
Advance Auto Parts, Inc.	1,893	61,939
AutoNation, Inc. *	804	140,017
AutoZone, Inc. *	47	176,842
Bath & Body Works, Inc.	6,976	212,838
Best Buy Co., Inc.	6,843	456,360
CarMax, Inc. *	4,627	299,228
Carvana Co., Class A *	2,252	550,276
Dick's Sporting Goods, Inc.	1,630	306,016
Dillard's, Inc., Class A	92	31,893
eBay, Inc.	15,340	1,045,574
Etsy, Inc. *	1,216	52,872
SECURITY	NUMBER OF SHARES	VALUE ($)
Five Below, Inc. *	335	25,423
Floor & Decor Holdings, Inc., Class A *	2,164	154,596
GameStop Corp., Class A *	12,665	352,847
Gap, Inc.	6,590	144,321
Genuine Parts Co.	4,467	525,096
Home Depot, Inc.	6,431	2,318,311
Kohl's Corp. (a)	3,680	24,656
Lithia Motors, Inc., Class A	845	247,382
LKQ Corp.	8,317	317,792
Lowe's Cos., Inc.	18,144	4,056,273
Macy's, Inc.	8,814	100,656
Nordstrom, Inc.	3,197	77,176
Ollie's Bargain Outlet Holdings, Inc. *	1,952	207,127
O'Reilly Automotive, Inc. *	144	203,789
Penske Automotive Group, Inc.	579	90,133
RH *	386	71,036
Ross Stores, Inc.	8,032	1,116,448
TJX Cos., Inc.	14,894	1,916,560
Ulta Beauty, Inc. *	196	77,545
Wayfair, Inc., Class A *	3,171	95,637
Williams-Sonoma, Inc.	1,601	247,306
		15,703,965

Consumer Durables & Apparel 1.1%
Amer Sports, Inc. *	2,049	49,688
Birkenstock Holding PLC *	1,253	64,442
Brunswick Corp.	2,071	95,370
Capri Holdings Ltd. *	3,625	54,520
Carter's, Inc.	1,187	39,230
Columbia Sportswear Co.	1,014	63,040
Crocs, Inc. *	1,517	146,269
DR Horton, Inc.	9,120	1,152,221
Garmin Ltd.	4,961	927,062
Hasbro, Inc.	590	36,521
Leggett & Platt, Inc.	4,044	38,903
Lennar Corp., Class A	7,698	836,080
Mattel, Inc. *	10,922	173,551
Mohawk Industries, Inc. *	1,691	179,838
Newell Brands, Inc.	13,131	62,766
NIKE, Inc., Class B	14,471	816,164
NVR, Inc. *	90	641,318
Polaris, Inc.	1,684	57,189
PulteGroup, Inc.	6,562	673,130
PVH Corp.	1,780	122,784
Ralph Lauren Corp., Class A	1,277	287,261
SharkNinja, Inc. *	1,727	139,024
Skechers USA, Inc., Class A *	3,845	184,637
Tapestry, Inc.	7,488	529,027
Toll Brothers, Inc.	3,189	321,674
TopBuild Corp. *	867	256,424
Under Armour, Inc., Class A *	12,042	68,880
VF Corp.	11,243	133,567
Whirlpool Corp.	1,720	131,202
YETI Holdings, Inc. *	1,904	54,359
		8,336,141

Consumer Services 2.2%
ADT, Inc.	11,772	94,411
Aramark	8,354	279,274
Booking Holdings, Inc.	65	331,453
Boyd Gaming Corp.	2,047	141,530
Bright Horizons Family Solutions, Inc. *	1,569	196,784
Caesars Entertainment, Inc. *	6,800	184,008
Carnival Corp. *	32,898	603,349
Choice Hotels International, Inc.	132	16,647
Darden Restaurants, Inc.	1,776	356,337
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Domino's Pizza, Inc.	723	354,538
DoorDash, Inc., Class A *	1,448	279,305
Dutch Bros, Inc., Class A *	2,146	128,202
Grand Canyon Education, Inc. *	625	111,481
H&R Block, Inc.	3,499	211,235
Hilton Worldwide Holdings, Inc.	3,742	843,746
Hyatt Hotels Corp., Class A	1,133	127,666
Marriott International, Inc., Class A	7,262	1,732,568
Marriott Vacations Worldwide Corp.	1,098	60,181
McDonald's Corp.	21,658	6,922,980
MGM Resorts International *	7,304	229,784
Penn Entertainment, Inc. *	4,799	73,041
Planet Fitness, Inc., Class A *	1,253	118,521
Royal Caribbean Cruises Ltd.	4,962	1,066,383
Service Corp. International	4,521	361,228
Starbucks Corp.	8,133	651,047
Travel & Leisure Co.	2,154	94,625
Vail Resorts, Inc.	183	25,474
Wendy's Co.	2,929	36,612
Wyndham Hotels & Resorts, Inc.	2,225	189,792
Wynn Resorts Ltd.	2,980	239,324
Yum! Brands, Inc.	5,569	837,800
		16,899,326

Consumer Staples Distribution & Retail 2.7%
Albertsons Cos., Inc., Class A	13,467	296,005
BJ's Wholesale Club Holdings, Inc. *	4,218	495,868
Casey's General Stores, Inc.	979	452,876
Dollar General Corp.	7,067	662,107
Dollar Tree, Inc. *	6,501	531,587
Grocery Outlet Holding Corp. *	2,942	49,396
Kroger Co.	21,268	1,535,762
Maplebear, Inc. *	5,306	211,656
Performance Food Group Co. *	4,208	339,417
Sysco Corp.	5,969	426,187
Target Corp.	14,873	1,438,219
U.S. Foods Holding Corp. *	6,955	456,665
Walgreens Boots Alliance, Inc.	22,908	251,301
Walmart, Inc.	139,378	13,554,511
		20,701,557

Energy 6.3%
Antero Midstream Corp.	6,631	109,743
Antero Resources Corp. *	9,358	325,939
APA Corp.	11,580	179,953
Baker Hughes Co., Class A	32,008	1,133,083
Cheniere Energy, Inc.	3,513	811,889
Chevron Corp.	52,563	7,151,722
Chord Energy Corp.	1,928	173,963
Civitas Resources, Inc.	2,277	62,048
ConocoPhillips	41,555	3,703,382
Coterra Energy, Inc.	23,487	576,841
Devon Energy Corp.	20,033	609,204
Diamondback Energy, Inc.	6,041	797,472
DT Midstream, Inc.	3,246	315,511
EOG Resources, Inc.	17,972	1,982,851
EQT Corp.	17,738	876,967
Expand Energy Corp.	7,400	768,860
Exxon Mobil Corp.	141,203	14,915,273
Halliburton Co.	28,229	559,499
Hess Corp.	3,153	406,895
HF Sinclair Corp.	4,921	147,974
Kinder Morgan, Inc.	62,306	1,638,648
Marathon Petroleum Corp.	10,327	1,419,033
Matador Resources Co.	3,461	136,848
New Fortress Energy, Inc.	1,252	6,798
SECURITY	NUMBER OF SHARES	VALUE ($)
NOV, Inc.	12,523	145,392
Occidental Petroleum Corp.	21,905	863,276
ONEOK, Inc.	19,884	1,633,669
Ovintiv, Inc.	8,346	280,259
Permian Resources Corp., Class A	16,617	196,081
Phillips 66	13,268	1,380,668
Range Resources Corp.	7,564	256,647
Schlumberger NV	45,378	1,508,818
TechnipFMC PLC	13,552	381,760
Valero Energy Corp.	10,140	1,177,153
Viper Energy, Inc.	2,905	117,159
Williams Cos., Inc.	39,048	2,287,041
		49,038,319

Equity Real Estate Investment Trusts (REITs) 4.4%
Agree Realty Corp.	3,289	255,259
Alexandria Real Estate Equities, Inc.	5,523	401,301
American Homes 4 Rent, Class A	10,801	403,849
Americold Realty Trust, Inc.	9,180	177,541
AvalonBay Communities, Inc.	4,552	955,829
Brixmor Property Group, Inc.	9,557	238,065
BXP, Inc.	5,063	322,665
Camden Property Trust	3,322	378,044
Cousins Properties, Inc.	5,425	149,405
Crown Castle, Inc.	13,972	1,477,679
CubeSmart	7,198	292,743
Digital Realty Trust, Inc.	10,624	1,705,577
EastGroup Properties, Inc.	1,584	258,857
EPR Properties	2,427	120,112
Equinix, Inc.	2,926	2,518,554
Equity LifeStyle Properties, Inc.	6,036	391,012
Equity Residential	12,114	851,130
Essex Property Trust, Inc.	2,045	570,862
Extra Space Storage, Inc.	6,703	982,124
Federal Realty Investment Trust	2,724	256,110
First Industrial Realty Trust, Inc.	4,252	202,310
Gaming & Leisure Properties, Inc.	8,397	401,880
Healthcare Realty Trust, Inc., Class A	11,376	176,669
Healthpeak Properties, Inc.	22,516	401,685
Highwoods Properties, Inc.	3,284	93,397
Host Hotels & Resorts, Inc.	22,464	317,192
Invitation Homes, Inc.	19,584	669,577
Iron Mountain, Inc.	3,995	358,232
Kilroy Realty Corp.	3,765	118,635
Kimco Realty Corp.	21,056	420,699
Lamar Advertising Co., Class A	2,079	236,611
Lineage, Inc.	2,004	96,653
Medical Properties Trust, Inc.	18,891	104,278
Mid-America Apartment Communities, Inc.	3,718	593,579
Millrose Properties, Inc., Class A	4,000	100,160
National Storage Affiliates Trust	2,185	81,282
NNN REIT, Inc.	5,971	245,468
Omega Healthcare Investors, Inc.	8,651	337,822
Park Hotels & Resorts, Inc.	6,653	66,131
Prologis, Inc.	29,669	3,032,172
Public Storage	4,302	1,292,450
Rayonier, Inc.	4,992	122,104
Realty Income Corp.	28,012	1,620,774
Regency Centers Corp.	5,773	416,695
Rexford Industrial Realty, Inc.	7,090	234,679
SBA Communications Corp., Class A	3,445	838,513
Simon Property Group, Inc.	7,724	1,215,603
STAG Industrial, Inc.	5,829	192,532
Sun Communities, Inc.	4,058	504,937
UDR, Inc.	10,489	439,279
Ventas, Inc.	13,411	939,843
VICI Properties, Inc., Class A	33,762	1,081,059
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	5,598	197,497
Welltower, Inc.	19,786	3,019,146
Weyerhaeuser Co.	23,466	608,004
WP Carey, Inc.	6,979	435,769
		33,920,034

Financial Services 11.8%
Affiliated Managers Group, Inc.	961	159,170
Affirm Holdings, Inc. *	8,321	414,053
AGNC Investment Corp.	27,841	245,836
Ally Financial, Inc.	7,604	248,347
American Express Co.	11,119	2,962,213
Ameriprise Financial, Inc.	268	126,233
Annaly Capital Management, Inc.	17,897	350,781
Apollo Global Management, Inc.	4,233	577,720
Bank of New York Mellon Corp.	23,051	1,853,531
Berkshire Hathaway, Inc., Class B *	58,780	31,344,435
Blackrock, Inc.	4,741	4,334,507
Block, Inc. *	10,334	604,229
Capital One Financial Corp.	12,147	2,189,618
Carlyle Group, Inc.	7,041	272,064
Cboe Global Markets, Inc.	3,392	752,346
Charles Schwab Corp. (b)	47,713	3,883,838
CME Group, Inc.	11,542	3,198,057
Coinbase Global, Inc., Class A *	1,034	209,788
Corebridge Financial, Inc.	9,143	270,907
Credit Acceptance Corp. *	40	19,497
Discover Financial Services	8,021	1,465,196
Euronet Worldwide, Inc. *	1,315	130,316
Evercore, Inc., Class A	1,128	231,567
FactSet Research Systems, Inc.	787	340,157
Fidelity National Information Services, Inc.	17,288	1,363,677
Fiserv, Inc. *	12,398	2,288,299
Franklin Resources, Inc.	9,983	187,281
Global Payments, Inc.	8,154	622,232
Goldman Sachs Group, Inc.	7,081	3,877,202
Houlihan Lokey, Inc., Class A	1,556	252,196
Interactive Brokers Group, Inc., Class A	3,395	583,431
Intercontinental Exchange, Inc.	18,243	3,064,277
Invesco Ltd.	11,657	162,382
Jack Henry & Associates, Inc.	2,325	403,225
Janus Henderson Group PLC	4,107	136,393
Jefferies Financial Group, Inc.	4,053	189,397
KKR & Co., Inc.	15,415	1,761,472
Lazard, Inc.	199	7,741
MarketAxess Holdings, Inc.	1,179	261,255
MGIC Investment Corp.	8,086	201,422
Morgan Stanley	34,654	3,999,765
MSCI, Inc., Class A	1,030	561,463
Nasdaq, Inc.	13,204	1,006,277
Northern Trust Corp.	6,217	584,274
OneMain Holdings, Inc.	3,667	172,606
PayPal Holdings, Inc. *	32,175	2,118,402
Raymond James Financial, Inc.	6,520	893,501
Rithm Capital Corp.	16,490	184,358
Robinhood Markets, Inc., Class A *	21,551	1,058,370
Rocket Cos., Inc., Class A (a)	4,526	58,431
S&P Global, Inc.	10,049	5,025,002
SEI Investments Co.	3,189	249,667
SLM Corp.	6,737	194,767
SoFi Technologies, Inc. *	28,947	362,127
Starwood Property Trust, Inc.	10,309	197,830
State Street Corp.	9,381	826,466
Stifel Financial Corp.	3,202	274,379
Synchrony Financial	12,503	649,531
T. Rowe Price Group, Inc.	7,037	623,126
TPG, Inc.	2,056	95,501
SECURITY	NUMBER OF SHARES	VALUE ($)
Tradeweb Markets, Inc., Class A	2,261	312,696
UWM Holdings Corp.	887	4,169
Virtu Financial, Inc., Class A	2,616	102,416
Voya Financial, Inc.	3,080	182,336
Western Union Co.	8,858	87,783
WEX, Inc. *	1,154	150,447
XP, Inc., Class A	11,828	190,431
		91,712,409

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	54,456	3,221,072
Archer-Daniels-Midland Co.	15,310	731,053
Boston Beer Co., Inc., Class A *	220	54,076
Brown-Forman Corp., Class B	7,046	245,483
Bunge Global SA	4,273	336,371
Campbell's Co.	6,124	223,281
Coca-Cola Co.	53,232	3,861,982
Coca-Cola Consolidated, Inc.	193	261,671
Conagra Brands, Inc.	15,304	378,162
Constellation Brands, Inc., Class A	5,058	948,577
Darling Ingredients, Inc. *	5,097	164,072
Flowers Foods, Inc.	6,060	106,595
Freshpet, Inc. *	1,030	75,746
General Mills, Inc.	17,684	1,003,390
Hershey Co.	4,033	674,277
Hormel Foods Corp.	9,289	277,741
Ingredion, Inc.	2,114	280,781
J.M. Smucker Co.	3,321	386,133
Kellanova	8,433	697,999
Keurig Dr. Pepper, Inc.	38,358	1,326,803
Kraft Heinz Co.	28,486	828,943
Lamb Weston Holdings, Inc.	3,080	162,655
McCormick & Co., Inc. - Non Voting Shares	8,106	621,406
Molson Coors Beverage Co., Class B	5,474	314,919
Mondelez International, Inc., Class A	42,997	2,929,386
Monster Beverage Corp. *	4,522	271,863
PepsiCo, Inc.	9,283	1,258,589
Philip Morris International, Inc.	49,920	8,554,291
Pilgrim's Pride Corp.	1,214	66,260
Post Holdings, Inc. *	1,682	190,352
Seaboard Corp.	8	20,688
Smithfield Foods, Inc.	848	18,834
Tyson Foods, Inc., Class A	9,053	554,406
		31,047,857

Health Care Equipment & Services 7.2%
Abbott Laboratories	55,544	7,262,378
Acadia Healthcare Co., Inc. *	2,881	67,415
Align Technology, Inc. *	986	170,874
Amedisys, Inc. *	1,013	96,134
Baxter International, Inc.	16,354	509,754
Becton Dickinson & Co.	9,275	1,920,760
Boston Scientific Corp. *	47,165	4,851,864
Cardinal Health, Inc.	3,162	446,759
Centene Corp. *	16,173	967,954
Certara, Inc. *	3,954	54,802
Chemed Corp.	425	247,142
Cigna Group	7,851	2,669,654
Cooper Cos., Inc. *	6,269	511,989
CVS Health Corp.	40,499	2,701,688
DENTSPLY SIRONA, Inc.	6,306	87,653
Doximity, Inc., Class A *	3,739	212,674
Edwards Lifesciences Corp. *	15,174	1,145,485
Elevance Health, Inc.	6,271	2,637,457
Encompass Health Corp.	3,178	371,794
Enovis Corp. *	1,843	63,749
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	5,442	87,507
GE HealthCare Technologies, Inc.	13,238	931,029
Globus Medical, Inc., Class A *	3,609	259,018
HCA Healthcare, Inc.	4,493	1,550,444
Henry Schein, Inc. *	3,969	257,866
Hologic, Inc. *	7,108	413,686
Humana, Inc.	3,865	1,013,558
Labcorp Holdings, Inc.	2,705	651,932
Masimo Corp. *	669	107,682
McKesson Corp.	2,322	1,655,098
Medtronic PLC	41,221	3,493,892
Molina Healthcare, Inc. *	672	219,751
Premier, Inc., Class A	2,973	60,501
Quest Diagnostics, Inc.	3,558	634,107
QuidelOrtho Corp. *	2,132	59,248
ResMed, Inc.	3,394	802,987
Solventum Corp. *	4,433	293,110
STERIS PLC	3,157	709,504
Stryker Corp.	8,168	3,054,179
Teleflex, Inc.	1,503	205,986
Tenet Healthcare Corp. *	3,039	434,425
UnitedHealth Group, Inc.	27,525	11,324,886
Universal Health Services, Inc., Class B	1,825	323,153
Zimmer Biomet Holdings, Inc.	6,371	656,532
		56,198,060

Household & Personal Products 1.9%
BellRing Brands, Inc. *	4,100	316,274
Church & Dwight Co., Inc.	7,827	777,534
Colgate-Palmolive Co.	11,729	1,081,297
Coty, Inc., Class A *	12,159	61,403
Estee Lauder Cos., Inc., Class A	4,725	283,311
Kenvue, Inc.	61,546	1,452,486
Kimberly-Clark Corp.	6,255	824,284
Procter & Gamble Co.	58,876	9,571,471
Reynolds Consumer Products, Inc.	1,813	41,699
Spectrum Brands Holdings, Inc.	815	51,426
		14,461,185

Insurance 4.3%
Aflac, Inc.	17,711	1,924,831
Allstate Corp.	7,125	1,413,529
American Financial Group, Inc.	2,294	290,558
American International Group, Inc.	19,998	1,630,237
Aon PLC, Class A	6,301	2,235,532
Arch Capital Group Ltd.	11,594	1,051,344
Arthur J Gallagher & Co.	7,344	2,355,147
Assurant, Inc.	1,649	317,828
Assured Guaranty Ltd.	1,544	135,455
Axis Capital Holdings Ltd.	2,474	238,296
Brighthouse Financial, Inc. *	1,862	108,406
Brown & Brown, Inc.	4,296	475,138
Chubb Ltd.	12,992	3,716,751
Cincinnati Financial Corp.	4,923	685,331
CNA Financial Corp.	740	35,638
Everest Group Ltd.	1,141	409,425
Fidelity National Financial, Inc.	8,347	534,625
First American Financial Corp.	3,193	194,166
Globe Life, Inc.	2,664	328,578
Hanover Insurance Group, Inc.	1,155	191,846
Hartford Insurance Group, Inc.	9,303	1,141,199
Kemper Corp.	1,949	115,225
Lincoln National Corp.	5,474	174,456
Loews Corp.	5,759	500,054
Markel Group, Inc. *	310	563,766
Marsh & McLennan Cos., Inc.	13,663	3,080,597
SECURITY	NUMBER OF SHARES	VALUE ($)
MetLife, Inc.	18,606	1,402,334
Old Republic International Corp.	7,454	280,270
Primerica, Inc.	1,071	280,677
Principal Financial Group, Inc.	7,261	538,403
Progressive Corp.	2,943	829,161
Prudential Financial, Inc.	11,552	1,186,506
Reinsurance Group of America, Inc.	2,117	396,535
RenaissanceRe Holdings Ltd.	1,643	397,491
RLI Corp.	2,500	185,025
Travelers Cos., Inc.	7,251	1,915,207
Unum Group	5,852	454,466
W.R. Berkley Corp.	9,422	675,463
White Mountains Insurance Group Ltd.	79	139,629
Willis Towers Watson PLC	3,227	993,271
		33,522,396

Materials 4.2%
Air Products & Chemicals, Inc.	7,120	1,930,161
Albemarle Corp.	3,780	221,319
Alcoa Corp.	7,927	194,449
Amcor PLC	73,216	673,587
AptarGroup, Inc.	2,130	319,394
Ashland, Inc.	1,510	82,129
ATI, Inc. *	3,965	215,617
Avery Dennison Corp.	1,599	273,605
Axalta Coating Systems Ltd. *	7,046	228,995
Ball Corp.	9,509	493,897
Celanese Corp., Class A	2,618	116,527
CF Industries Holdings, Inc.	5,547	434,718
Chemours Co.	4,455	55,153
Cleveland-Cliffs, Inc. *	10,163	83,743
Corteva, Inc.	22,109	1,370,537
CRH PLC	22,039	2,102,961
Crown Holdings, Inc.	3,760	362,201
Dow, Inc.	22,552	689,866
DuPont de Nemours, Inc.	13,397	884,068
Eagle Materials, Inc.	252	57,050
Eastman Chemical Co.	3,678	283,206
Ecolab, Inc.	1,052	264,504
Element Solutions, Inc.	7,130	145,523
FMC Corp.	4,039	169,315
Freeport-McMoRan, Inc.	46,006	1,657,596
Graphic Packaging Holding Co.	9,478	239,888
Huntsman Corp.	5,358	71,315
International Flavors & Fragrances, Inc.	8,228	645,569
International Paper Co.	16,769	766,008
Linde PLC	15,429	6,992,886
Louisiana-Pacific Corp.	591	51,009
LyondellBasell Industries NV, Class A	8,389	488,324
Martin Marietta Materials, Inc.	1,857	973,031
Mosaic Co.	10,186	309,654
MP Materials Corp. *	4,186	102,390
NewMarket Corp.	214	131,674
Newmont Corp.	36,560	1,925,981
Nucor Corp.	7,515	897,066
Olin Corp.	3,736	80,772
Packaging Corp. of America	2,847	528,432
PPG Industries, Inc.	7,413	806,979
Reliance, Inc.	1,722	496,332
Royal Gold, Inc.	2,104	384,422
RPM International, Inc.	3,157	337,010
Scotts Miracle-Gro Co.	1,413	71,187
Sealed Air Corp.	4,387	120,906
Sherwin-Williams Co.	671	236,809
Silgan Holdings, Inc.	2,665	137,647
Smurfit WestRock PLC	16,568	696,187
Sonoco Products Co.	3,122	128,002
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Steel Dynamics, Inc.	4,611	598,093
U.S. Steel Corp.	7,185	314,056
Vulcan Materials Co.	3,150	826,340
Westlake Corp.	1,085	100,287
		32,768,377

Media & Entertainment 2.3%
Angi, Inc. *	1,230	14,096
Charter Communications, Inc., Class A *	2,974	1,165,392
Comcast Corp., Class A	120,418	4,118,295
Electronic Arts, Inc.	8,500	1,233,265
Fox Corp., Class A	11,024	548,885
IAC, Inc. *	2,343	81,864
Interpublic Group of Cos., Inc.	11,930	299,682
Liberty Broadband Corp., Class C *	3,074	277,859
Liberty Media Corp.-Liberty Formula One, Class C *	4,754	421,537
Liberty Media Corp.-Liberty Live, Class C *	2,097	149,956
Madison Square Garden Sports Corp. *	538	103,603
Match Group, Inc.	8,053	238,852
New York Times Co., Class A	5,201	270,764
News Corp., Class A	16,319	442,571
Nexstar Media Group, Inc., Class A	574	85,905
Omnicom Group, Inc.	6,223	473,944
Paramount Global, Class B (a)	19,703	231,313
Playtika Holding Corp.	2,121	11,178
Roku, Inc. *	3,435	234,198
Sirius XM Holdings, Inc.	6,973	149,362
Take-Two Interactive Software, Inc. *	5,527	1,289,560
TKO Group Holdings, Inc.	2,185	355,958
TripAdvisor, Inc. *	3,422	42,604
Trump Media & Technology Group Corp. *	1,053	25,841
Walt Disney Co.	58,314	5,303,658
Warner Bros Discovery, Inc. *	77,769	674,257
ZoomInfo Technologies, Inc., Class A *	9,122	78,084
		18,322,483

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
10X Genomics, Inc., Class A *	1,225	10,131
AbbVie, Inc.	32,316	6,304,852
Agilent Technologies, Inc.	9,230	993,148
Alnylam Pharmaceuticals, Inc. *	461	121,354
Amgen, Inc.	3,811	1,108,696
Avantor, Inc. *	21,739	282,390
Azenta, Inc. *	1,294	34,084
Biogen, Inc. *	4,689	567,744
BioMarin Pharmaceutical, Inc. *	6,042	384,815
Bio-Rad Laboratories, Inc., Class A *	607	148,156
Bio-Techne Corp.	5,055	254,519
Bristol-Myers Squibb Co.	65,133	3,269,677
Bruker Corp.	1,294	51,838
Charles River Laboratories International, Inc. *	1,654	196,197
Danaher Corp.	20,728	4,131,712
Elanco Animal Health, Inc. *	15,742	149,234
Exact Sciences Corp. *	3,529	161,063
Exelixis, Inc. *	1,452	56,846
Fortrea Holdings, Inc. *	2,443	15,220
Gilead Sciences, Inc.	40,076	4,269,697
GRAIL, Inc. *	829	28,596
Illumina, Inc. *	5,133	398,321
Incyte Corp. *	4,789	300,079
Ionis Pharmaceuticals, Inc. *	311	9,551
IQVIA Holdings, Inc. *	5,144	797,680
Jazz Pharmaceuticals PLC *	1,888	220,820
Johnson & Johnson	77,466	12,108,710
SECURITY	NUMBER OF SHARES	VALUE ($)
Mettler-Toledo International, Inc. *	670	717,282
Moderna, Inc. *	10,346	295,275
Organon & Co.	8,297	107,280
Perrigo Co. PLC	4,385	112,782
Pfizer, Inc.	182,065	4,444,207
Qiagen NV *	6,962	297,625
Regeneron Pharmaceuticals, Inc.	3,077	1,842,384
Repligen Corp. *	1,533	211,539
Revvity, Inc.	3,902	364,564
Roivant Sciences Ltd. *	13,276	154,267
Royalty Pharma PLC, Class A	12,380	406,312
Sotera Health Co. *	4,816	55,384
Thermo Fisher Scientific, Inc.	12,263	5,260,827
United Therapeutics Corp. *	1,407	426,448
Vertex Pharmaceuticals, Inc. *	4,148	2,113,406
Viatris, Inc.	38,094	320,751
Waters Corp. *	734	255,234
West Pharmaceutical Services, Inc.	911	192,485
Zoetis, Inc.	2,539	397,100
		54,350,282

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A *	9,831	1,201,152
CoStar Group, Inc. *	13,311	987,277
Howard Hughes Holdings, Inc. *	985	65,532
Jones Lang LaSalle, Inc. *	1,041	236,734
Seaport Entertainment Group, Inc. *	242	4,634
Zillow Group, Inc., Class C *	6,455	434,615
		2,929,944

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	17,556	1,709,077
Allegro MicroSystems, Inc. *	3,762	71,741
Amkor Technology, Inc.	3,561	62,140
Analog Devices, Inc.	15,909	3,100,982
Applied Materials, Inc.	2,104	317,094
Astera Labs, Inc. *	3,373	220,291
Cirrus Logic, Inc. *	1,720	165,189
First Solar, Inc. *	3,433	431,940
GLOBALFOUNDRIES, Inc. *	3,177	111,417
Intel Corp.	139,174	2,797,397
Lattice Semiconductor Corp. *	554	27,107
MACOM Technology Solutions Holdings, Inc. *	2,016	209,160
Marvell Technology, Inc.	25,341	1,479,154
Microchip Technology, Inc.	16,979	782,392
Micron Technology, Inc.	35,389	2,723,184
MKS Instruments, Inc.	2,038	142,945
ON Semiconductor Corp. *	13,681	543,136
Onto Innovation, Inc. *	1,182	144,169
Qorvo, Inc. *	2,988	214,150
QUALCOMM, Inc.	2,218	329,284
Skyworks Solutions, Inc.	5,160	331,685
Teradyne, Inc.	445	33,023
Texas Instruments, Inc.	25,692	4,112,005
Universal Display Corp.	731	91,836
Wolfspeed, Inc. *(a)	4,948	17,565
		20,168,063

Software & Services 3.5%
Accenture PLC, Class A	20,150	6,027,873
Akamai Technologies, Inc. *	4,759	383,480
Amdocs Ltd.	3,557	315,079
ANSYS, Inc. *	2,796	899,977
Bill Holdings, Inc. *	2,383	108,593
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	15,527	143,780
Cognizant Technology Solutions Corp., Class A	15,997	1,176,899
Dolby Laboratories, Inc., Class A	1,941	149,049
DoubleVerify Holdings, Inc. *	1,919	25,446
Dropbox, Inc., Class A *	4,986	142,350
DXC Technology Co. *	5,682	88,185
EPAM Systems, Inc. *	1,652	259,215
Fair Isaac Corp. *	116	230,803
Fortinet, Inc. *	3,711	385,053
Gen Digital, Inc.	17,490	452,466
Globant SA *	337	39,621
Guidewire Software, Inc. *	1,427	292,207
Informatica, Inc., Class A *	2,616	49,259
International Business Machines Corp.	29,459	7,123,775
Kyndryl Holdings, Inc. *	7,295	236,504
MicroStrategy, Inc., Class A *	6,945	2,639,864
nCino, Inc. *	1,057	24,522
Nutanix, Inc., Class A *	5,732	393,789
Okta, Inc. *	2,885	323,582
PTC, Inc. *	1,485	230,131
Roper Technologies, Inc.	3,425	1,918,274
Salesforce, Inc.	4,516	1,213,494
SentinelOne, Inc., Class A *	7,581	140,249
Twilio, Inc., Class A *	3,955	382,488
Tyler Technologies, Inc. *	200	108,660
UiPath, Inc., Class A *	1,977	23,605
Unity Software, Inc. *	5,545	116,833
VeriSign, Inc. *	2,495	703,890
Zoom Communications, Inc. *	8,488	658,160
		27,407,155

Technology Hardware & Equipment 2.5%
Amphenol Corp., Class A	15,805	1,216,195
Arrow Electronics, Inc. *	1,692	188,421
Avnet, Inc.	2,752	129,316
CDW Corp.	2,136	342,956
Ciena Corp. *	4,544	305,175
Cisco Systems, Inc.	128,175	7,399,543
Cognex Corp.	5,235	142,915
Coherent Corp. *	4,030	259,210
Corning, Inc.	24,585	1,091,082
Crane NXT Co.	1,541	72,304
Dell Technologies, Inc., Class C	7,450	683,612
F5, Inc. *	1,848	489,240
Hewlett Packard Enterprise Co.	42,229	684,954
HP, Inc.	22,864	584,632
Ingram Micro Holding Corp.	387	6,881
IPG Photonics Corp. *	863	51,685
Jabil, Inc.	3,154	462,250
Juniper Networks, Inc.	10,461	379,944
Keysight Technologies, Inc. *	5,582	811,623
Littelfuse, Inc.	783	142,749
Lumentum Holdings, Inc. *	2,198	129,770
Motorola Solutions, Inc.	2,769	1,219,440
NetApp, Inc.	3,593	322,472
Pure Storage, Inc., Class A *	1,298	58,877
Sandisk Corp. *	3,696	118,679
TD SYNNEX Corp.	2,423	268,468
Teledyne Technologies, Inc. *	1,489	693,919
Trimble, Inc. *	7,804	484,941
Ubiquiti, Inc.	70	22,851
Vontier Corp.	4,822	153,388
Western Digital Corp. *	11,043	484,346
Zebra Technologies Corp., Class A *	1,289	322,662
		19,724,500

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 2.1%
AT&T, Inc.	230,527	6,385,598
Frontier Communications Parent, Inc. *	7,854	284,707
GCI Liberty, Inc. *(c)	2,247	0
Iridium Communications, Inc.	3,264	78,760
Liberty Global Ltd., Class C *	10,128	114,852
T-Mobile U.S., Inc.	15,125	3,735,119
Verizon Communications, Inc.	135,325	5,962,419
		16,561,455

Transportation 1.8%
Alaska Air Group, Inc. *	3,913	173,229
American Airlines Group, Inc. *	19,698	195,995
Avis Budget Group, Inc. *	331	30,661
CH Robinson Worldwide, Inc.	3,717	331,631
CSX Corp.	61,827	1,735,484
Delta Air Lines, Inc.	20,721	862,615
Expeditors International of Washington, Inc.	3,748	411,943
FedEx Corp.	7,123	1,498,181
GXO Logistics, Inc. *	3,796	137,567
JB Hunt Transport Services, Inc.	2,592	338,463
Kirby Corp. *	1,812	174,623
Knight-Swift Transportation Holdings, Inc.	5,071	198,631
Landstar System, Inc.	1,142	153,199
Lyft, Inc., Class A *	3,686	45,706
Norfolk Southern Corp.	7,264	1,627,499
Ryder System, Inc.	1,323	182,138
Saia, Inc. *	354	86,376
Schneider National, Inc., Class B	1,423	30,580
Southwest Airlines Co.	19,122	534,651
U-Haul Holding Co., Non Voting Shares	2,001	109,655
Union Pacific Corp.	10,202	2,200,163
United Airlines Holdings, Inc. *	10,482	721,371
United Parcel Service, Inc., Class B	23,398	2,229,829
		14,010,190

Utilities 4.9%
AES Corp.	22,864	228,640
Alliant Energy Corp.	8,222	501,871
Ameren Corp.	8,536	847,113
American Electric Power Co., Inc.	17,090	1,851,531
American Water Works Co., Inc.	6,256	919,695
Atmos Energy Corp.	4,969	798,170
Brookfield Renewable Corp.	4,418	125,736
CenterPoint Energy, Inc.	20,752	804,763
Clearway Energy, Inc., Class C	3,721	109,174
CMS Energy Corp.	9,571	704,904
Consolidated Edison, Inc.	11,131	1,255,020
Constellation Energy Corp.	8,494	1,897,899
Dominion Energy, Inc.	26,896	1,462,604
DTE Energy Co.	6,626	907,762
Duke Energy Corp.	24,774	3,022,924
Edison International	12,236	654,748
Entergy Corp.	13,679	1,137,682
Essential Utilities, Inc.	8,044	330,850
Evergy, Inc.	7,130	492,683
Eversource Energy	11,803	702,042
Exelon Corp.	32,076	1,504,364
FirstEnergy Corp.	18,482	792,508
IDACORP, Inc.	1,713	202,288
MDU Resources Group, Inc.	6,491	111,256
National Fuel Gas Co.	2,877	220,896
NextEra Energy, Inc.	66,029	4,416,020
NiSource, Inc.	14,955	584,890
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NRG Energy, Inc.	3,833	420,020
OGE Energy Corp.	6,376	289,343
PG&E Corp.	70,175	1,159,291
Pinnacle West Capital Corp.	3,657	348,073
PPL Corp.	23,693	864,795
Public Service Enterprise Group, Inc.	16,000	1,278,880
Sempra	20,362	1,512,286
Southern Co.	35,163	3,231,128
UGI Corp.	6,891	225,956
WEC Energy Group, Inc.	10,146	1,111,190
Xcel Energy, Inc.	18,440	1,303,708
		38,332,703
Total Common Stocks (Cost $574,100,375)		774,356,613

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	6,800	1,239,436
Total Investment Companies (Cost $1,236,167)		1,239,436

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (d)	1,381,155	1,381,155
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (d)(e)	395,365	395,365
		1,776,520
Total Short-Term Investments (Cost $1,776,520)		1,776,520
Total Investments in Securities (Cost $577,113,062)		777,372,569

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 06/20/25	9	1,834,650	44,629
S&P 400 Mid-Cap Index, e-mini, expires 06/20/25	1	285,780	11,418
			56,047

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $380,307.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/25	BALANCE OF SHARES HELD AT 4/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$2,879,098	$643,182	($73,429 )	($4,985 )	$439,972	$3,883,838	47,713	$22,806

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$757,795,158	$—	$—	$757,795,158
Telecommunication Services	16,561,455	—	0 *	16,561,455
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Investment Companies[1]	$1,239,436	$—	$—	$1,239,436
Short-Term Investments[1]	1,776,520	—	—	1,776,520
Futures Contracts[2]	56,047	—	—	56,047
Total	$777,428,616	$—	$0	$777,428,616

*	Level 3 amount shown includes securities determined to have no value at April 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $2,447,690)		$3,883,838
Investments in securities, at value - unaffiliated issuers (cost $574,665,372) including securities on loan of $380,307		773,488,731
Deposit with broker for futures contracts		143,552
Receivables:
Dividends		727,891
Fund shares sold		358,799
Variation margin on future contracts		4,440
Income from securities on loan	+	578
Total assets		778,607,829

Liabilities
Collateral held for securities on loan		395,365
Payables:
Fund shares redeemed		398,217
Investment adviser fees	+	21,900
Total liabilities		815,482
Net assets		$777,792,347

Net Assets by Source
Capital received from investors		$619,556,185
Total distributable earnings	+	158,236,162
Net assets		$777,792,347

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$777,792,347		13,722,117		$56.68

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2024 through April 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,232)		$8,443,712
Dividends received from securities - affiliated issuers		22,806
Other Interest		3,686
Securities on loan, net	+	1,573
Total investment income		8,471,777

Expenses
Investment adviser fees		136,891
Total expenses	–	136,891
Net investment income		8,334,886

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(4,985)
Net realized losses on sales of securities - unaffiliated issuers		(1,815,127)
Net realized losses on futures contracts	+	(442,703)
Net realized losses		(2,262,815)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		439,972
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(22,970,675)
Net change in unrealized appreciation (depreciation) on futures contracts	+	116,273
Net change in unrealized appreciation (depreciation)	+	(22,414,430)
Net realized and unrealized losses		(24,677,245)
Decrease in net assets resulting from operations		($16,342,359 )
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/24-4/30/25		11/1/23-10/31/24
Net investment income		$8,334,886	$15,189,021
Net realized gains (losses)		(2,262,815)	13,422,280
Net change in unrealized appreciation (depreciation)	+	(22,414,430)	149,883,961
Increase (decrease) in net assets resulting from operations		($16,342,359 )	$178,495,262

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,519,678 )	($16,362,330 )

TRANSACTIONS IN FUND SHARES
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,253,092	$132,789,431	4,522,785	$245,441,328
Shares reinvested		238,133	14,073,705	261,070	12,821,154
Shares redeemed	+	(1,629,802)	(94,995,688)	(4,667,183)	(250,261,407)
Net transactions in fund shares		861,423	$51,867,448	116,672	$8,001,075

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,860,694	$762,786,936	12,744,022	$592,652,929
Total increase	+	861,423	15,005,411	116,672	170,134,007
End of period		13,722,117	$777,792,347	12,860,694	$762,786,936
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 4/30/25*	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$67.32	$50.52	$51.84	$64.44	$44.98	$44.29
Income (loss) from investment operations:
Net investment income (loss)[1]	0.55	0.97	0.89	0.79	0.69	0.72
Net realized and unrealized gains (losses)	(2.66)	16.71	(1.40)	(11.54)	19.54	1.09
Total from investment operations	(2.11)	17.68	(0.51)	(10.75)	20.23	1.81
Less distributions:
Distributions from net investment income	(0.94)	(0.88)	(0.77)	(0.63)	(0.77)	(0.64)
Distributions from net realized gains	(0.78)	—	(0.04)	(1.22)	—	(0.48)
Total distributions	(1.72)	(0.88)	(0.81)	(1.85)	(0.77)	(1.12)
Net asset value at end of period	$63.49	$67.32	$50.52	$51.84	$64.44	$44.98
Total return	(3.34%)[2]	35.35%	(1.03%)	(17.15%)	45.35%	4.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%	0.04%[4]	0.04%	0.04%
Net investment income (loss)	1.67%[3]	1.57%	1.66%	1.41%	1.19%	1.69%
Portfolio turnover rate	2%[2]	13%[5]	8%[5]	11%[5]	14%	29%
Net assets, end of period (x 1,000,000)	$1,864	$1,630	$1,063	$903	$891	$483

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.5%
Aptiv PLC *	38,983	2,224,370
BorgWarner, Inc.	36,339	1,031,301
Gentex Corp.	38,018	828,032
Harley-Davidson, Inc.	18,936	424,545
Lear Corp.	8,931	765,833
Lucid Group, Inc. *(a)	163,444	410,245
QuantumScape Corp., Class A *	59,629	233,150
Rivian Automotive, Inc., Class A *	140,335	1,916,976
Thor Industries, Inc.	8,408	608,907
		8,443,359

Banks 2.7%
Bank OZK	17,571	748,525
BOK Financial Corp.	3,751	349,481
Citizens Financial Group, Inc.	73,172	2,699,315
Columbia Banking System, Inc.	34,473	772,885
Comerica, Inc.	22,092	1,187,445
Commerce Bancshares, Inc.	20,539	1,247,539
Cullen/Frost Bankers, Inc.	9,802	1,141,639
East West Bancorp, Inc.	22,923	1,961,063
Fifth Third Bancorp	112,411	4,040,051
First Citizens BancShares, Inc., Class A	1,916	3,408,832
First Hawaiian, Inc.	21,059	481,409
First Horizon Corp.	86,661	1,566,831
FNB Corp.	58,807	769,784
Huntington Bancshares, Inc.	240,305	3,491,632
KeyCorp	153,658	2,280,285
M&T Bank Corp.	27,643	4,692,676
NU Holdings Ltd., Class A *	539,766	6,709,291
Pinnacle Financial Partners, Inc.	12,623	1,265,329
Popular, Inc.	11,537	1,100,860
Prosperity Bancshares, Inc.	14,967	1,016,259
Regions Financial Corp.	151,270	3,087,421
Synovus Financial Corp.	23,476	1,016,980
TFS Financial Corp.	8,431	109,266
Webster Financial Corp.	28,412	1,343,888
Western Alliance Bancorp	17,888	1,246,972
Wintrust Financial Corp.	10,812	1,201,970
Zions Bancorp NA	24,114	1,084,406
		50,022,034

Capital Goods 11.3%
A.O. Smith Corp.	19,735	1,339,217
AAON, Inc.	11,252	1,026,970
Acuity, Inc.	5,130	1,249,719
Advanced Drainage Systems, Inc.	11,676	1,325,109
AECOM	21,978	2,168,130
AGCO Corp.	10,289	872,816
Air Lease Corp., Class A	17,242	806,236
Allegion PLC	14,532	2,022,854
Allison Transmission Holdings, Inc.	14,388	1,327,149
AMETEK, Inc.	38,404	6,512,550
API Group Corp. *	38,504	1,456,606
Armstrong World Industries, Inc.	7,251	1,051,540
Axon Enterprise, Inc. *	12,069	7,401,918
AZEK Co., Inc., Class A *	23,554	1,167,336
Builders FirstSource, Inc. *	18,800	2,249,044
BWX Technologies, Inc.	15,161	1,654,368
Carlisle Cos., Inc.	7,515	2,851,792
CNH Industrial NV	145,128	1,679,131
Comfort Systems USA, Inc.	5,838	2,320,897
SECURITY	NUMBER OF SHARES	VALUE ($)
Core & Main, Inc., Class A *	31,576	1,663,424
Crane Co.	8,150	1,311,987
Cummins, Inc.	22,728	6,678,396
Curtiss-Wright Corp.	6,335	2,184,878
Donaldson Co., Inc.	19,993	1,314,140
Dover Corp.	22,818	3,893,892
EMCOR Group, Inc.	7,578	3,036,505
Esab Corp.	9,428	1,132,491
Everus Construction Group, Inc. *	8,395	337,815
Fastenal Co.	95,221	7,710,044
Ferguson Enterprises, Inc.	33,281	5,646,454
Flowserve Corp.	21,924	991,623
Fortive Corp.	57,706	4,021,531
Fortune Brands Innovations, Inc.	20,533	1,105,086
Gates Industrial Corp. PLC *	39,124	740,226
Generac Holdings, Inc. *	9,666	1,105,597
Graco, Inc.	27,769	2,266,228
Hayward Holdings, Inc. *	23,570	314,188
HEICO Corp.	18,197	4,563,080
Hexcel Corp.	13,454	652,115
Howmet Aerospace, Inc.	67,405	9,340,985
Hubbell, Inc., Class B	8,915	3,237,750
Huntington Ingalls Industries, Inc.	6,491	1,495,137
IDEX Corp.	12,579	2,188,369
Ingersoll Rand, Inc.	67,134	5,063,918
ITT, Inc.	13,691	1,875,941
L3Harris Technologies, Inc.	31,503	6,931,290
Lennox International, Inc.	5,338	2,918,551
Lincoln Electric Holdings, Inc.	9,176	1,616,811
Loar Holdings, Inc. *	5,790	547,618
Masco Corp.	35,790	2,169,232
MasTec, Inc. *	10,437	1,328,839
Middleby Corp. *	8,874	1,183,348
MSC Industrial Direct Co., Inc., Class A	7,587	580,254
Nordson Corp.	9,431	1,787,835
nVent Electric PLC	27,489	1,509,421
Oshkosh Corp.	10,892	912,314
Otis Worldwide Corp.	66,397	6,392,039
Owens Corning	14,186	2,062,786
Pentair PLC	27,404	2,486,365
Quanta Services, Inc.	24,162	7,071,976
RBC Bearings, Inc. *	4,727	1,553,150
Regal Rexnord Corp.	11,063	1,170,908
Rockwell Automation, Inc.	18,805	4,657,622
Sensata Technologies Holding PLC	24,706	528,708
Simpson Manufacturing Co., Inc.	7,068	1,086,281
SiteOne Landscape Supply, Inc. *	7,372	846,379
Snap-on, Inc.	8,618	2,704,415
Spirit AeroSystems Holdings, Inc., Class A *	19,171	690,156
Standardaero, Inc. *	17,396	470,040
Stanley Black & Decker, Inc.	25,565	1,534,411
Textron, Inc.	31,038	2,184,144
Timken Co.	10,683	686,383
Toro Co.	16,865	1,151,542
Trex Co., Inc. *	17,825	1,030,642
United Rentals, Inc.	10,892	6,877,753
Valmont Industries, Inc.	3,323	974,370
Vertiv Holdings Co., Class A	59,552	5,084,550
Watsco, Inc.	5,761	2,649,138
WESCO International, Inc.	7,011	1,142,513
Westinghouse Air Brake Technologies Corp.	28,356	5,238,487
WillScot Holdings Corp.	29,599	743,527
Woodward, Inc.	9,787	1,835,748
WW Grainger, Inc.	7,239	7,414,980
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xylem, Inc.	40,196	4,846,432
		210,956,140

Commercial & Professional Services 3.6%
Amentum Holdings, Inc. *	24,493	534,437
Booz Allen Hamilton Holding Corp., Class A	20,931	2,512,139
Broadridge Financial Solutions, Inc.	19,477	4,721,225
CACI International, Inc., Class A *	3,671	1,680,841
Clarivate PLC *	66,207	285,352
Clean Harbors, Inc. *	8,462	1,810,360
Concentrix Corp.	7,663	391,273
Dayforce, Inc. *	25,070	1,450,801
Dun & Bradstreet Holdings, Inc.	50,002	448,518
Equifax, Inc.	20,434	5,315,496
FTI Consulting, Inc. *	5,868	975,731
Genpact Ltd.	28,591	1,436,984
Jacobs Solutions, Inc.	20,462	2,533,196
KBR, Inc.	22,179	1,171,273
Leidos Holdings, Inc.	22,148	3,259,743
ManpowerGroup, Inc.	7,667	330,218
MSA Safety, Inc.	6,180	972,856
Parsons Corp. *	7,564	505,729
Paychex, Inc.	53,499	7,870,773
Paycom Software, Inc.	8,462	1,915,712
Paylocity Holding Corp. *	7,222	1,387,346
RB Global, Inc.	30,485	3,069,839
Robert Half, Inc.	16,726	740,962
Rollins, Inc.	46,548	2,659,287
Science Applications International Corp.	8,130	983,974
SS&C Technologies Holdings, Inc.	35,791	2,705,800
Tetra Tech, Inc.	44,349	1,383,245
TransUnion	32,327	2,681,848
Veralto Corp.	41,098	3,941,298
Verisk Analytics, Inc., Class A	23,440	6,948,319
Vestis Corp.	18,940	165,914
		66,790,489

Consumer Discretionary Distribution & Retail 3.3%
Advance Auto Parts, Inc.	9,841	321,998
AutoNation, Inc. *	4,202	731,778
Bath & Body Works, Inc.	36,137	1,102,540
Best Buy Co., Inc.	35,362	2,358,292
Burlington Stores, Inc. *	10,527	2,368,996
CarMax, Inc. *	25,723	1,663,506
Carvana Co., Class A *	18,001	4,398,544
Coupang, Inc., Class A *	192,669	4,502,675
Dick's Sporting Goods, Inc.	9,307	1,747,296
Dillard's, Inc., Class A	495	171,597
eBay, Inc.	79,629	5,427,513
Etsy, Inc. *	18,641	810,511
Five Below, Inc. *	8,987	682,023
Floor & Decor Holdings, Inc., Class A *	17,488	1,249,343
GameStop Corp., Class A *	65,210	1,816,751
Gap, Inc.	33,547	734,679
Genuine Parts Co.	23,164	2,722,928
Kohl's Corp. (a)	18,332	122,824
Lithia Motors, Inc., Class A	4,365	1,277,897
LKQ Corp.	43,085	1,646,278
Macy's, Inc.	45,277	517,063
Murphy USA, Inc.	3,046	1,518,644
Nordstrom, Inc.	16,720	403,621
Ollie's Bargain Outlet Holdings, Inc. *	10,160	1,078,078
Penske Automotive Group, Inc.	3,051	474,949
Pool Corp.	6,192	1,815,123
RH *	2,500	460,075
SECURITY	NUMBER OF SHARES	VALUE ($)
Ross Stores, Inc.	54,151	7,526,989
Tractor Supply Co.	88,805	4,495,309
Ulta Beauty, Inc. *	7,708	3,049,593
Valvoline, Inc. *	21,131	723,948
Wayfair, Inc., Class A *	16,050	484,068
Williams-Sonoma, Inc.	20,299	3,135,587
		61,541,016

Consumer Durables & Apparel 2.4%
Amer Sports, Inc. *	10,404	252,297
Birkenstock Holding PLC *	6,493	333,935
Brunswick Corp.	10,843	499,320
Capri Holdings Ltd. *	18,953	285,053
Carter's, Inc.	5,869	193,970
Columbia Sportswear Co.	5,288	328,755
Crocs, Inc. *	9,535	919,365
Deckers Outdoor Corp. *	25,264	2,800,009
DR Horton, Inc.	47,205	5,963,880
Garmin Ltd.	25,758	4,813,398
Hasbro, Inc.	23,164	1,433,852
Leggett & Platt, Inc.	22,396	215,450
Lennar Corp., Class A	39,986	4,342,879
Mattel, Inc. *	56,543	898,468
Mohawk Industries, Inc. *	8,757	931,307
Newell Brands, Inc.	68,585	327,836
NVR, Inc. *	466	3,320,600
Polaris, Inc.	8,516	289,203
PulteGroup, Inc.	33,944	3,481,976
PVH Corp.	9,170	632,547
Ralph Lauren Corp., Class A	6,575	1,479,046
SharkNinja, Inc. *	11,060	890,330
Skechers USA, Inc., Class A *	21,972	1,055,095
Somnigroup International, Inc.	27,886	1,702,719
Tapestry, Inc.	38,710	2,734,862
Toll Brothers, Inc.	16,537	1,668,087
TopBuild Corp. *	4,900	1,449,224
Under Armour, Inc., Class A *	60,850	348,062
VF Corp.	57,850	687,258
Whirlpool Corp.	8,748	667,297
YETI Holdings, Inc. *	14,082	402,041
		45,348,121

Consumer Services 3.8%
ADT, Inc.	61,368	492,171
Aramark	43,570	1,456,545
Boyd Gaming Corp.	10,481	724,656
Bright Horizons Family Solutions, Inc. *	9,604	1,204,534
Caesars Entertainment, Inc. *	35,253	953,946
Carnival Corp. *	170,846	3,133,316
Cava Group, Inc. *	12,579	1,162,677
Choice Hotels International, Inc.	4,523	570,396
Churchill Downs, Inc.	11,606	1,049,298
Darden Restaurants, Inc.	19,497	3,911,878
Domino's Pizza, Inc.	5,791	2,839,733
DraftKings, Inc., Class A *	75,422	2,510,798
Duolingo, Inc. *	6,249	2,433,861
Dutch Bros, Inc., Class A *	18,218	1,088,343
Expedia Group, Inc.	20,366	3,196,036
Grand Canyon Education, Inc. *	4,781	852,787
H&R Block, Inc.	22,686	1,369,554
Hilton Worldwide Holdings, Inc.	39,848	8,984,927
Hyatt Hotels Corp., Class A	6,779	763,858
Las Vegas Sands Corp.	57,872	2,122,166
Light & Wonder, Inc. *	14,757	1,259,953
Marriott Vacations Worldwide Corp.	5,754	315,377
MGM Resorts International *	38,163	1,200,608
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Norwegian Cruise Line Holdings Ltd. *	73,070	1,171,312
Penn Entertainment, Inc. *	24,907	379,085
Planet Fitness, Inc., Class A *	14,067	1,330,598
Royal Caribbean Cruises Ltd.	39,437	8,475,406
Service Corp. International	23,356	1,866,144
Texas Roadhouse, Inc., Class A	11,079	1,838,671
Travel & Leisure Co.	10,865	477,299
Vail Resorts, Inc.	6,261	871,531
Wendy's Co.	28,519	356,487
Wingstop, Inc.	4,893	1,291,214
Wyndham Hotels & Resorts, Inc.	12,630	1,077,339
Wynn Resorts Ltd.	16,668	1,338,607
Yum! Brands, Inc.	46,871	7,051,273
		71,122,384

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	69,488	1,527,346
BJ's Wholesale Club Holdings, Inc. *	21,974	2,583,263
Casey's General Stores, Inc.	6,163	2,850,942
Dollar General Corp.	36,566	3,425,869
Dollar Tree, Inc. *	33,677	2,753,768
Grocery Outlet Holding Corp. *	15,686	263,368
Kroger Co.	110,367	7,969,601
Maplebear, Inc. *	27,711	1,105,392
Performance Food Group Co. *	25,381	2,047,232
Sysco Corp.	81,761	5,837,735
U.S. Foods Holding Corp. *	36,110	2,370,983
Walgreens Boots Alliance, Inc.	119,191	1,307,525
		34,043,024

Energy 5.3%
Antero Midstream Corp.	56,583	936,449
Antero Resources Corp. *	48,232	1,679,921
APA Corp.	60,407	938,725
Baker Hughes Co., Class A	166,039	5,877,781
Cheniere Energy, Inc.	37,160	8,588,048
Chord Energy Corp.	10,135	914,481
Civitas Resources, Inc.	15,932	434,147
Coterra Energy, Inc.	121,538	2,984,973
Devon Energy Corp.	103,695	3,153,365
Diamondback Energy, Inc.	31,378	4,142,210
DT Midstream, Inc.	16,755	1,628,586
EQT Corp.	98,027	4,846,455
Expand Energy Corp.	38,379	3,987,578
Halliburton Co.	146,790	2,909,378
Hess Corp.	46,473	5,997,341
HF Sinclair Corp.	25,563	768,679
Kinder Morgan, Inc.	322,496	8,481,645
Matador Resources Co.	19,434	768,420
New Fortress Energy, Inc.	14,878	80,787
NOV, Inc.	64,048	743,597
ONEOK, Inc.	103,157	8,475,379
Ovintiv, Inc.	43,189	1,450,287
Permian Resources Corp., Class A	108,949	1,285,598
Range Resources Corp.	39,464	1,339,013
Targa Resources Corp.	35,985	6,149,836
TechnipFMC PLC	70,350	1,981,759
Texas Pacific Land Corp.	3,124	4,026,430
Viper Energy, Inc.	21,071	849,793
Weatherford International PLC	11,930	493,902
Williams Cos., Inc.	202,459	11,858,024
		97,772,587

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 7.0%
Agree Realty Corp.	16,958	1,316,110
Alexandria Real Estate Equities, Inc.	28,466	2,068,340
American Homes 4 Rent, Class A	56,062	2,096,158
Americold Realty Trust, Inc.	47,428	917,258
AvalonBay Communities, Inc.	23,596	4,954,688
Brixmor Property Group, Inc.	49,887	1,242,685
BXP, Inc.	26,106	1,663,735
Camden Property Trust	17,187	1,955,881
Cousins Properties, Inc.	27,938	769,413
Crown Castle, Inc.	72,320	7,648,563
CubeSmart	37,217	1,513,615
Digital Realty Trust, Inc.	55,124	8,849,607
EastGroup Properties, Inc.	8,177	1,336,285
EPR Properties	12,353	611,350
Equity LifeStyle Properties, Inc.	31,352	2,030,983
Equity Residential	62,834	4,414,717
Essex Property Trust, Inc.	10,630	2,967,365
Extra Space Storage, Inc.	34,790	5,097,431
Federal Realty Investment Trust	14,053	1,321,263
First Industrial Realty Trust, Inc.	22,026	1,047,997
Gaming & Leisure Properties, Inc.	43,247	2,069,801
Healthcare Realty Trust, Inc., Class A	58,963	915,695
Healthpeak Properties, Inc.	115,989	2,069,244
Highwoods Properties, Inc.	17,242	490,362
Host Hotels & Resorts, Inc.	115,884	1,636,282
Invitation Homes, Inc.	101,851	3,482,286
Iron Mountain, Inc.	48,440	4,343,615
Kilroy Realty Corp.	19,322	608,836
Kimco Realty Corp.	109,796	2,193,724
Lamar Advertising Co., Class A	14,478	1,647,741
Lineage, Inc.	10,188	491,367
Medical Properties Trust, Inc.	98,138	541,722
Mid-America Apartment Communities, Inc.	19,332	3,086,354
Millrose Properties, Inc., Class A	20,362	509,864
National Storage Affiliates Trust	11,557	429,920
NNN REIT, Inc.	31,058	1,276,794
Omega Healthcare Investors, Inc.	44,827	1,750,494
Park Hotels & Resorts, Inc.	33,660	334,580
Rayonier, Inc.	25,488	623,437
Realty Income Corp.	144,991	8,389,179
Regency Centers Corp.	29,976	2,163,668
Rexford Industrial Realty, Inc.	36,677	1,214,009
SBA Communications Corp., Class A	17,854	4,345,664
Simon Property Group, Inc.	53,820	8,470,192
STAG Industrial, Inc.	30,193	997,275
Sun Communities, Inc.	20,998	2,612,781
UDR, Inc.	54,709	2,291,213
Ventas, Inc.	69,621	4,879,040
VICI Properties, Inc., Class A	175,250	5,611,505
Vornado Realty Trust	29,234	1,031,376
Weyerhaeuser Co.	121,365	3,144,567
WP Carey, Inc.	36,119	2,255,270
		129,731,301

Financial Services 8.3%
Affiliated Managers Group, Inc.	4,919	814,734
Affirm Holdings, Inc. *	43,063	2,142,815
AGNC Investment Corp.	144,033	1,271,811
Ally Financial, Inc.	45,663	1,491,354
Ameriprise Financial, Inc.	16,004	7,538,204
Annaly Capital Management, Inc.	93,160	1,825,936
ARES Management Corp., Class A	30,776	4,694,263
Bank of New York Mellon Corp.	119,563	9,614,061
Block, Inc. *	92,406	5,402,979
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Blue Owl Capital, Inc., Class A	87,194	1,615,705
Carlyle Group, Inc.	36,450	1,408,428
Cboe Global Markets, Inc.	17,554	3,893,477
Coinbase Global, Inc., Class A *	33,704	6,838,205
Corebridge Financial, Inc.	47,280	1,400,906
Corpay, Inc. *	11,230	3,653,905
Credit Acceptance Corp. *	1,028	501,068
Discover Financial Services	41,596	7,598,341
Equitable Holdings, Inc.	51,867	2,564,823
Euronet Worldwide, Inc. *	6,844	678,240
Evercore, Inc., Class A	5,910	1,213,264
FactSet Research Systems, Inc.	6,335	2,738,114
Fidelity National Information Services, Inc.	89,651	7,071,671
Franklin Resources, Inc.	51,672	969,367
Global Payments, Inc.	42,381	3,234,094
Houlihan Lokey, Inc., Class A	8,828	1,430,842
Interactive Brokers Group, Inc., Class A	17,576	3,020,436
Invesco Ltd.	60,413	841,553
Jack Henry & Associates, Inc.	12,044	2,088,791
Janus Henderson Group PLC	21,070	699,735
Jefferies Financial Group, Inc.	29,065	1,358,208
Lazard, Inc.	18,097	703,973
LPL Financial Holdings, Inc.	13,162	4,209,076
MarketAxess Holdings, Inc.	6,147	1,362,114
MGIC Investment Corp.	41,942	1,044,775
Morningstar, Inc.	4,446	1,265,865
MSCI, Inc., Class A	12,644	6,892,371
Nasdaq, Inc.	68,518	5,221,757
Northern Trust Corp.	32,259	3,031,701
OneMain Holdings, Inc.	18,660	878,326
Raymond James Financial, Inc.	33,710	4,619,618
Rithm Capital Corp.	86,606	968,255
Robinhood Markets, Inc., Class A *	111,761	5,488,583
Rocket Cos., Inc., Class A (a)	22,884	295,432
SEI Investments Co.	16,645	1,303,137
Shift4 Payments, Inc., Class A *	10,131	828,716
SLM Corp.	35,191	1,017,372
SoFi Technologies, Inc. *	177,416	2,219,474
Starwood Property Trust, Inc.	53,115	1,019,277
State Street Corp.	48,711	4,291,439
Stifel Financial Corp.	16,517	1,415,342
Synchrony Financial	64,723	3,362,360
T. Rowe Price Group, Inc.	36,517	3,233,580
Toast, Inc., Class A *	77,092	2,742,933
TPG, Inc.	14,062	653,180
Tradeweb Markets, Inc., Class A	19,267	2,664,626
UWM Holdings Corp.	16,509	77,592
Virtu Financial, Inc., Class A	13,233	518,072
Voya Financial, Inc.	16,064	950,989
Western Union Co.	55,900	553,969
WEX, Inc. *	6,552	854,184
XP, Inc., Class A	68,058	1,095,734
		154,399,152

Food, Beverage & Tobacco 2.3%
Archer-Daniels-Midland Co.	79,349	3,788,915
Boston Beer Co., Inc., Class A *	1,432	351,986
Brown-Forman Corp., Class B	36,731	1,279,708
Bunge Global SA	22,064	1,736,878
Campbell's Co.	31,987	1,166,246
Celsius Holdings, Inc. *	29,361	1,026,460
Coca-Cola Consolidated, Inc.	1,005	1,362,589
Conagra Brands, Inc.	79,144	1,955,648
Darling Ingredients, Inc. *	26,213	843,796
Flowers Foods, Inc.	30,984	545,009
Freshpet, Inc. *	7,696	565,964
SECURITY	NUMBER OF SHARES	VALUE ($)
General Mills, Inc.	91,736	5,205,101
Hershey Co.	24,233	4,051,515
Hormel Foods Corp.	48,231	1,442,107
Ingredion, Inc.	10,902	1,448,004
J.M. Smucker Co.	17,139	1,992,751
Kellanova	43,629	3,611,172
Lamb Weston Holdings, Inc.	23,665	1,249,749
McCormick & Co., Inc. - Non Voting Shares	41,933	3,214,584
Molson Coors Beverage Co., Class B	28,405	1,634,140
Pilgrim's Pride Corp.	6,819	372,181
Post Holdings, Inc. *	8,700	984,579
Seaboard Corp.	42	108,611
Smithfield Foods, Inc.	4,396	97,635
Tyson Foods, Inc., Class A	46,837	2,868,298
		42,903,626

Health Care Equipment & Services 5.5%
Acadia Healthcare Co., Inc. *	15,044	352,030
Align Technology, Inc. *	12,444	2,156,545
Amedisys, Inc. *	5,298	502,780
Baxter International, Inc.	84,837	2,644,369
Cardinal Health, Inc.	40,515	5,724,364
Cencora, Inc.	28,819	8,434,457
Centene Corp. *	83,954	5,024,647
Certara, Inc. *	19,885	275,606
Chemed Corp.	2,445	1,421,792
Cooper Cos., Inc. *	32,510	2,655,092
DaVita, Inc. *	7,860	1,112,583
DENTSPLY SIRONA, Inc.	32,762	455,392
Dexcom, Inc. *	64,907	4,633,062
Doximity, Inc., Class A *	20,936	1,190,840
Encompass Health Corp.	16,452	1,924,719
Enovis Corp. *	9,321	322,413
Envista Holdings Corp. *	28,411	456,849
GE HealthCare Technologies, Inc.	75,637	5,319,550
Globus Medical, Inc., Class A *	18,638	1,337,649
Henry Schein, Inc. *	20,550	1,335,134
Hologic, Inc. *	36,899	2,147,522
Humana, Inc.	20,055	5,259,223
IDEXX Laboratories, Inc. *	13,520	5,849,428
Inspire Medical Systems, Inc. *	4,843	767,034
Insulet Corp. *	11,630	2,934,133
Labcorp Holdings, Inc.	13,994	3,372,694
Masimo Corp. *	7,233	1,164,224
Molina Healthcare, Inc. *	9,438	3,086,320
Penumbra, Inc. *	6,129	1,794,816
Premier, Inc., Class A	15,788	321,286
Quest Diagnostics, Inc.	18,477	3,292,971
QuidelOrtho Corp. *	10,914	303,300
ResMed, Inc.	24,186	5,722,166
Solventum Corp. *	23,057	1,524,529
STERIS PLC	16,402	3,686,185
Teleflex, Inc.	7,746	1,061,589
Tenet Healthcare Corp. *	15,803	2,259,039
Universal Health Services, Inc., Class B	9,408	1,665,875
Veeva Systems, Inc., Class A *	24,535	5,733,584
Zimmer Biomet Holdings, Inc.	32,976	3,398,177
		102,623,968

Household & Personal Products 0.9%
BellRing Brands, Inc. *	21,378	1,649,099
Church & Dwight Co., Inc.	40,590	4,032,210
Clorox Co.	20,672	2,941,626
Coty, Inc., Class A *	63,060	318,453
elf Beauty, Inc. *	8,887	549,839
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kenvue, Inc.	318,562	7,518,063
Reynolds Consumer Products, Inc.	9,023	207,529
Spectrum Brands Holdings, Inc.	4,372	275,873
		17,492,692

Insurance 5.6%
Aflac, Inc.	91,860	9,983,345
Allstate Corp.	43,698	8,669,246
American Financial Group, Inc.	11,936	1,511,814
Arch Capital Group Ltd.	60,008	5,441,525
Arthur J Gallagher & Co.	40,898	13,115,580
Assurant, Inc.	8,521	1,642,338
Assured Guaranty Ltd.	8,035	704,911
Axis Capital Holdings Ltd.	12,773	1,230,295
Brighthouse Financial, Inc. *	9,694	564,385
Brown & Brown, Inc.	39,726	4,393,696
Cincinnati Financial Corp.	25,482	3,547,349
CNA Financial Corp.	3,628	174,724
Everest Group Ltd.	7,051	2,530,110
Fidelity National Financial, Inc.	43,220	2,768,241
First American Financial Corp.	16,672	1,013,824
Globe Life, Inc.	13,762	1,697,405
Hanover Insurance Group, Inc.	5,956	989,292
Hartford Insurance Group, Inc.	48,152	5,906,806
Kemper Corp.	10,015	592,087
Kinsale Capital Group, Inc.	3,660	1,593,052
Lincoln National Corp.	28,127	896,407
Loews Corp.	29,725	2,581,022
Markel Group, Inc. *	2,109	3,835,427
Old Republic International Corp.	38,568	1,450,157
Primerica, Inc.	5,530	1,449,247
Principal Financial Group, Inc.	37,791	2,802,203
Prudential Financial, Inc.	59,795	6,141,544
Reinsurance Group of America, Inc.	10,908	2,043,177
RenaissanceRe Holdings Ltd.	8,519	2,061,002
RLI Corp.	13,813	1,022,300
Ryan Specialty Holdings, Inc., Class A	17,044	1,116,552
Unum Group	30,139	2,340,595
W.R. Berkley Corp.	48,904	3,505,928
White Mountains Insurance Group Ltd.	407	719,352
Willis Towers Watson PLC	16,751	5,155,958
		105,190,896

Materials 5.2%
Albemarle Corp.	19,560	1,145,238
Alcoa Corp.	41,154	1,009,508
Amcor PLC	376,966	3,468,087
AptarGroup, Inc.	10,975	1,645,701
Ashland, Inc.	7,777	422,991
ATI, Inc. *	20,579	1,119,086
Avery Dennison Corp.	13,352	2,284,661
Axalta Coating Systems Ltd. *	36,271	1,178,807
Ball Corp.	49,182	2,554,513
Celanese Corp., Class A	18,037	802,827
CF Industries Holdings, Inc.	28,812	2,257,996
Chemours Co.	24,648	305,142
Cleveland-Cliffs, Inc. *	79,669	656,473
Corteva, Inc.	114,435	7,093,826
Crown Holdings, Inc.	19,434	1,872,077
Dow, Inc.	117,155	3,583,771
DuPont de Nemours, Inc.	69,571	4,590,990
Eagle Materials, Inc.	5,542	1,254,653
Eastman Chemical Co.	19,171	1,476,167
Element Solutions, Inc.	37,001	755,190
FMC Corp.	20,817	872,649
Graphic Packaging Holding Co.	49,454	1,251,681
SECURITY	NUMBER OF SHARES	VALUE ($)
Huntsman Corp.	27,016	359,583
International Flavors & Fragrances, Inc.	42,567	3,339,807
International Paper Co.	87,082	3,977,906
Louisiana-Pacific Corp.	10,458	902,630
LyondellBasell Industries NV, Class A	43,371	2,524,626
Martin Marietta Materials, Inc.	10,197	5,343,024
Mosaic Co.	52,600	1,599,040
MP Materials Corp. *	21,378	522,906
NewMarket Corp.	1,112	684,214
Nucor Corp.	39,018	4,657,579
Olin Corp.	19,093	412,791
Packaging Corp. of America	14,764	2,740,346
PPG Industries, Inc.	38,472	4,188,062
Reliance, Inc.	8,965	2,583,982
Royal Gold, Inc.	10,908	1,993,001
RPM International, Inc.	21,103	2,252,745
Scotts Miracle-Gro Co.	7,116	358,504
Sealed Air Corp.	24,052	662,873
Silgan Holdings, Inc.	13,702	707,708
Smurfit WestRock PLC	86,026	3,614,813
Sonoco Products Co.	16,191	663,831
Steel Dynamics, Inc.	23,854	3,094,102
U.S. Steel Corp.	37,058	1,619,805
Vulcan Materials Co.	22,012	5,774,408
Westlake Corp.	5,544	512,432
		96,692,752

Media & Entertainment 3.5%
Angi, Inc. *	6,803	77,962
Charter Communications, Inc., Class A *	15,383	6,027,982
Electronic Arts, Inc.	43,961	6,378,302
Fox Corp., Class A	57,105	2,843,258
IAC, Inc. *	12,299	429,727
Interpublic Group of Cos., Inc.	61,852	1,553,722
Liberty Broadband Corp., Class C *	21,057	1,903,342
Liberty Media Corp.-Liberty Formula One, Class C *	38,404	3,405,283
Liberty Media Corp.-Liberty Live, Class C *	10,983	785,394
Live Nation Entertainment, Inc. *	26,281	3,480,918
Madison Square Garden Sports Corp. *	3,074	591,960
Match Group, Inc.	41,684	1,236,347
New York Times Co., Class A	26,759	1,393,074
News Corp., Class A	85,092	2,307,695
Nexstar Media Group, Inc., Class A	4,851	726,001
Omnicom Group, Inc.	32,258	2,456,769
Paramount Global, Class B (a)	101,813	1,195,285
Pinterest, Inc., Class A *	98,470	2,493,260
Playtika Holding Corp.	12,101	63,772
ROBLOX Corp., Class A *	87,362	5,857,622
Roku, Inc. *	21,045	1,434,848
Sirius XM Holdings, Inc.	35,575	762,017
Take-Two Interactive Software, Inc. *	28,680	6,691,618
TKO Group Holdings, Inc.	13,105	2,134,936
Trade Desk, Inc., Class A *	74,301	3,984,763
TripAdvisor, Inc. *	17,954	223,527
Trump Media & Technology Group Corp. *	13,349	327,584
Warner Bros Discovery, Inc. *	404,031	3,502,949
ZoomInfo Technologies, Inc., Class A *	46,914	401,584
		64,671,501

Pharmaceuticals, Biotechnology & Life Sciences 3.6%
10X Genomics, Inc., Class A *	17,774	146,991
Agilent Technologies, Inc.	47,772	5,140,267
Alnylam Pharmaceuticals, Inc. *	21,427	5,640,444
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Apellis Pharmaceuticals, Inc. *	17,707	340,151
Avantor, Inc. *	112,731	1,464,376
Azenta, Inc. *	6,600	173,844
Biogen, Inc. *	24,261	2,937,522
BioMarin Pharmaceutical, Inc. *	31,367	1,997,764
Bio-Rad Laboratories, Inc., Class A *	3,161	771,537
Bio-Techne Corp.	26,142	1,316,250
Bruker Corp.	18,051	723,123
Charles River Laboratories International, Inc. *	8,528	1,011,591
Elanco Animal Health, Inc. *	81,394	771,615
Exact Sciences Corp. *	30,365	1,385,859
Exelixis, Inc. *	46,643	1,826,073
Fortrea Holdings, Inc. *	15,696	97,786
GRAIL, Inc. *(a)	4,446	153,365
Illumina, Inc. *	26,462	2,053,451
Incyte Corp. *	26,449	1,657,294
Ionis Pharmaceuticals, Inc. *	25,870	794,468
IQVIA Holdings, Inc. *	29,984	4,649,619
Jazz Pharmaceuticals PLC *	9,844	1,151,354
Medpace Holdings, Inc. *	4,233	1,305,415
Mettler-Toledo International, Inc. *	3,465	3,709,525
Natera, Inc. *	19,068	2,877,933
Neurocrine Biosciences, Inc. *	16,578	1,785,285
Organon & Co.	42,535	549,978
Perrigo Co. PLC	22,406	576,282
Qiagen NV *	36,128	1,544,472
Repligen Corp. *	9,275	1,279,857
Revvity, Inc.	20,140	1,881,680
Roivant Sciences Ltd. *	69,265	804,859
Royalty Pharma PLC, Class A	64,027	2,101,366
Sarepta Therapeutics, Inc. *	15,287	953,909
Sotera Health Co. *	24,905	286,408
Ultragenyx Pharmaceutical, Inc. *	14,682	572,304
United Therapeutics Corp. *	7,252	2,198,009
Viatris, Inc.	197,402	1,662,125
Viking Therapeutics, Inc. *	17,572	507,304
Waters Corp. *	9,810	3,411,231
West Pharmaceutical Services, Inc.	12,093	2,555,130
		66,767,816

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	50,884	6,217,007
CoStar Group, Inc. *	69,072	5,123,070
Howard Hughes Holdings, Inc. *	5,120	340,634
Jones Lang LaSalle, Inc. *	7,855	1,786,305
Seaport Entertainment Group, Inc. *	1,064	20,376
Zillow Group, Inc., Class C *	33,331	2,244,176
		15,731,568

Semiconductors & Semiconductor Equipment 1.6%
Allegro MicroSystems, Inc. *	19,361	369,214
Amkor Technology, Inc.	18,639	325,251
Astera Labs, Inc. *	18,400	1,201,704
Cirrus Logic, Inc. *	8,758	841,118
Enphase Energy, Inc. *	21,954	978,929
Entegris, Inc.	25,027	1,980,136
First Solar, Inc. *	17,699	2,226,888
GLOBALFOUNDRIES, Inc. *	16,257	570,133
Lattice Semiconductor Corp. *	22,722	1,111,788
MACOM Technology Solutions Holdings, Inc. *	10,397	1,078,689
Microchip Technology, Inc.	88,248	4,066,468
MKS Instruments, Inc.	11,053	775,257
Monolithic Power Systems, Inc.	7,814	4,634,483
ON Semiconductor Corp. *	70,782	2,810,045
SECURITY	NUMBER OF SHARES	VALUE ($)
Onto Innovation, Inc. *	8,173	996,861
Qorvo, Inc. *	15,558	1,115,042
Skyworks Solutions, Inc.	26,712	1,717,047
Teradyne, Inc.	25,951	1,925,824
Universal Display Corp.	7,789	978,532
Wolfspeed, Inc. *(a)	27,294	96,894
		29,800,303

Software & Services 9.3%
Akamai Technologies, Inc. *	24,741	1,993,630
Amdocs Ltd.	18,445	1,633,858
ANSYS, Inc. *	14,513	4,671,444
Appfolio, Inc., Class A *	3,786	781,885
AppLovin Corp., Class A *	43,628	11,749,457
Bentley Systems, Inc., Class B	23,375	1,004,891
Bill Holdings, Inc. *	16,667	759,515
CCC Intelligent Solutions Holdings, Inc. *	79,650	737,559
Cloudflare, Inc., Class A *	50,652	6,117,749
Cognizant Technology Solutions Corp., Class A	82,798	6,091,449
Confluent, Inc., Class A *	41,349	984,520
Datadog, Inc., Class A *	50,548	5,163,984
Docusign, Inc., Class A *	33,391	2,729,714
Dolby Laboratories, Inc., Class A	9,942	763,446
DoubleVerify Holdings, Inc. *	23,603	312,976
Dropbox, Inc., Class A *	37,101	1,059,234
DXC Technology Co. *	29,569	458,911
Dynatrace, Inc. *	49,516	2,325,766
Elastic NV *	14,511	1,250,848
EPAM Systems, Inc. *	9,090	1,426,312
Fair Isaac Corp. *	3,946	7,851,277
Five9, Inc. *	12,262	308,267
Gartner, Inc. *	12,537	5,279,080
Gen Digital, Inc.	90,255	2,334,897
Gitlab, Inc., Class A *	21,079	983,757
Globant SA *	6,953	817,464
GoDaddy, Inc., Class A *	23,259	4,380,367
Guidewire Software, Inc. *	13,632	2,791,425
HubSpot, Inc. *	8,242	5,039,983
Informatica, Inc., Class A *	13,398	252,284
Kyndryl Holdings, Inc. *	37,886	1,228,264
Manhattan Associates, Inc. *	10,075	1,787,204
MicroStrategy, Inc., Class A *	38,442	14,612,189
MongoDB, Inc., Class A *	11,898	2,048,479
nCino, Inc. *	13,790	319,928
Nutanix, Inc., Class A *	41,680	2,863,416
Okta, Inc. *	26,963	3,024,170
Palantir Technologies, Inc., Class A *	342,589	40,576,241
Pegasystems, Inc.	7,370	678,630
Procore Technologies, Inc. *	17,844	1,143,622
PTC, Inc. *	19,713	3,054,924
RingCentral, Inc., Class A *	13,201	336,625
SentinelOne, Inc., Class A *	46,773	865,300
Teradata Corp. *	15,784	339,356
Twilio, Inc., Class A *	25,400	2,456,434
Tyler Technologies, Inc. *	7,053	3,831,895
UiPath, Inc., Class A *	70,535	842,188
Unity Software, Inc. *	51,141	1,077,541
VeriSign, Inc. *	13,854	3,908,490
Zoom Communications, Inc. *	43,895	3,403,618
Zscaler, Inc. *	15,508	3,507,444
		173,961,907

Technology Hardware & Equipment 3.1%
Arrow Electronics, Inc. *	8,757	975,179
Avnet, Inc.	14,210	667,728
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CDW Corp.	22,362	3,590,443
Ciena Corp. *	23,538	1,580,812
Cognex Corp.	28,419	775,839
Coherent Corp. *	20,778	1,336,441
Corning, Inc.	127,500	5,658,450
Crane NXT Co.	8,103	380,193
F5, Inc. *	9,632	2,549,976
Hewlett Packard Enterprise Co.	218,529	3,544,540
HP, Inc.	155,984	3,988,511
Ingram Micro Holding Corp.	2,960	52,629
IPG Photonics Corp. *	4,462	267,229
Jabil, Inc.	17,774	2,604,957
Juniper Networks, Inc.	54,108	1,965,203
Keysight Technologies, Inc. *	28,993	4,215,582
Littelfuse, Inc.	4,035	735,621
Lumentum Holdings, Inc. *	11,234	663,255
NetApp, Inc.	33,801	3,033,640
Pure Storage, Inc., Class A *	50,976	2,312,271
Sandisk Corp. *	19,044	611,503
Super Micro Computer, Inc. *	82,523	2,629,183
TD SYNNEX Corp.	12,546	1,390,097
Teledyne Technologies, Inc. *	7,706	3,591,227
Trimble, Inc. *	40,424	2,511,947
Ubiquiti, Inc.	689	224,924
Vontier Corp.	24,797	788,793
Western Digital Corp. *	57,375	2,516,467
Zebra Technologies Corp., Class A *	8,497	2,126,969
		57,289,609

Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	40,836	1,480,305
GCI Liberty, Inc. *(b)	6,049	0
Iridium Communications, Inc.	18,574	448,191
Liberty Global Ltd., Class C *	51,792	587,321
		2,515,817

Transportation 1.8%
Alaska Air Group, Inc. *	20,500	907,535
American Airlines Group, Inc. *	109,193	1,086,470
Avis Budget Group, Inc. *	2,802	259,549
CH Robinson Worldwide, Inc.	19,300	1,721,946
Delta Air Lines, Inc.	107,156	4,460,904
Expeditors International of Washington, Inc.	23,118	2,540,899
GXO Logistics, Inc. *	19,408	703,346
JB Hunt Transport Services, Inc.	13,472	1,759,174
Kirby Corp. *	9,510	916,479
Knight-Swift Transportation Holdings, Inc.	26,099	1,022,298
Landstar System, Inc.	5,810	779,412
Lyft, Inc., Class A *	61,456	762,054
Old Dominion Freight Line, Inc.	32,176	4,931,937
Ryder System, Inc.	6,940	955,430
Saia, Inc. *	4,406	1,075,064
Schneider National, Inc., Class B	7,697	165,409
Southwest Airlines Co.	99,528	2,782,803
U-Haul Holding Co., Non Voting Shares	18,180	996,264
United Airlines Holdings, Inc. *	54,474	3,748,901
XPO, Inc. *	18,994	2,015,643
		33,591,517

Utilities 6.3%
AES Corp.	118,145	1,181,450
Alliant Energy Corp.	42,532	2,596,153
Ameren Corp.	44,260	4,392,362
SECURITY	NUMBER OF SHARES	VALUE ($)
American Water Works Co., Inc.	32,444	4,769,593
Atmos Energy Corp.	25,755	4,137,026
Brookfield Renewable Corp.	22,663	644,989
CenterPoint Energy, Inc.	107,371	4,163,847
Clearway Energy, Inc., Class C	18,913	554,907
CMS Energy Corp.	49,528	3,647,737
Consolidated Edison, Inc.	57,612	6,495,753
DTE Energy Co.	34,388	4,711,156
Edison International	63,309	3,387,665
Entergy Corp.	70,921	5,898,500
Essential Utilities, Inc.	41,848	1,721,208
Evergy, Inc.	36,964	2,554,212
Eversource Energy	61,065	3,632,146
Exelon Corp.	166,448	7,806,411
FirstEnergy Corp.	95,787	4,107,347
IDACORP, Inc.	8,863	1,046,632
MDU Resources Group, Inc.	33,580	575,561
National Fuel Gas Co.	14,921	1,145,634
NiSource, Inc.	77,763	3,041,311
NRG Energy, Inc.	33,574	3,679,039
OGE Energy Corp.	33,247	1,508,749
PG&E Corp.	363,224	6,000,461
Pinnacle West Capital Corp.	18,865	1,795,571
PPL Corp.	122,848	4,483,952
Public Service Enterprise Group, Inc.	82,954	6,630,513
UGI Corp.	35,813	1,174,308
Vistra Corp.	56,438	7,316,058
WEC Energy Group, Inc.	52,612	5,762,066
Xcel Energy, Inc.	95,620	6,760,334
		117,322,651
Total Common Stocks (Cost $1,574,374,888)		1,856,726,230

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	34,500	2,903,175
Total Investment Companies (Cost $2,751,917)		2,903,175

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (c)	3,880,874	3,880,874
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (c)(d)	2,041,890	2,041,890
		5,922,764
Total Short-Term Investments (Cost $5,922,764)		5,922,764
Total Investments in Securities (Cost $1,583,049,569)		1,865,552,169

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/20/25	16	4,572,480	128,547

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,956,037.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,854,210,413	$—	$—	$1,854,210,413
Telecommunication Services	2,515,817	—	0 *	2,515,817
Investment Companies[1]	2,903,175	—	—	2,903,175
Short-Term Investments[1]	5,922,764	—	—	5,922,764
Futures Contracts[2]	128,547	—	—	128,547
Total	$1,865,680,716	$—	$0	$1,865,680,716

*	Level 3 amount shown includes securities determined to have no value at April 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,583,049,569) including securities on loan of $1,956,037		$1,865,552,169
Deposit with broker for futures contracts		377,689
Receivables:
Fund shares sold		1,195,057
Dividends		698,574
Variation margin on future contracts		8,130
Income from securities on loan	+	2,969
Total assets		1,867,834,588

Liabilities
Collateral held for securities on loan		2,041,890
Payables:
Fund shares redeemed		1,292,370
Investment adviser fees	+	56,177
Total liabilities		3,390,437
Net assets		$1,864,444,151

Net Assets by Source
Capital received from investors		$1,620,729,563
Total distributable earnings	+	243,714,588
Net assets		$1,864,444,151

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,864,444,151		29,366,812		$63.49

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2024 through April 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $5,881)		$14,629,281
Other Interest		8,243
Securities on loan, net	+	12,425
Total investment income		14,649,949

Expenses
Investment adviser fees		343,627
Total expenses	–	343,627
Net investment income		14,306,322

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(3,143,841)
Net realized losses on futures contracts	+	(1,789,238)
Net realized losses		(4,933,079)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(69,557,023)
Net change in unrealized appreciation (depreciation) on futures contracts	+	192,803
Net change in unrealized appreciation (depreciation)	+	(69,364,220)
Net realized and unrealized losses		(74,297,299)
Decrease in net assets resulting from operations		($59,990,977 )
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/24-4/30/25		11/1/23-10/31/24
Net investment income		$14,306,322	$22,005,304
Net realized gains (losses)		(4,933,079)	46,616,523
Net change in unrealized appreciation (depreciation)	+	(69,364,220)	321,578,034
Increase (decrease) in net assets resulting from operations		($59,990,977 )	$390,199,861

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($42,219,991 )	($18,556,015 )

TRANSACTIONS IN FUND SHARES
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,328,101	$481,378,109	7,673,060	$472,023,059
Shares reinvested		504,061	34,971,734	274,351	15,325,220
Shares redeemed	+	(2,676,445)	(179,678,923)	(4,772,760)	(291,842,392)
Net transactions in fund shares		5,155,717	$336,670,920	3,174,651	$195,505,887

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,211,095	$1,629,984,199	21,036,444	$1,062,834,466
Total increase	+	5,155,717	234,459,952	3,174,651	567,149,733
End of period		29,366,812	$1,864,444,151	24,211,095	$1,629,984,199
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 4/30/25*	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$24.10	$20.39	$18.17	$24.45	$18.56	$20.48
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.67	0.63	0.65	0.64	0.47
Net realized and unrealized gains (losses)	1.70	3.79	2.13	(6.14)	5.66	(1.75)
Total from investment operations	2.05	4.46	2.76	(5.49)	6.30	(1.28)
Less distributions:
Distributions from net investment income	(0.74)	(0.75)	(0.54)	(0.79)	(0.41)	(0.64)
Net asset value at end of period	$25.41	$24.10	$20.39	$18.17	$24.45	$18.56
Total return	8.93%[2]	22.21%	15.30%	(23.12%)	34.24%	(6.56%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%	0.06%	0.06%[4]	0.06%	0.06%
Net investment income (loss)	2.98%[3]	2.84%	2.99%	3.12%	2.76%	2.47%
Portfolio turnover rate	4%[2]	7%	13%	5%	3%	7%
Net assets, end of period (x 1,000,000)	$10,937	$9,873	$7,952	$7,127	$8,781	$5,937

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 6.7%
ANZ Group Holdings Ltd.	1,844,279	35,266,775
APA Group	812,881	4,277,358
Aristocrat Leisure Ltd.	344,047	14,693,920
ASX Ltd.	120,780	5,469,150
BHP Group Ltd.	3,112,486	74,181,907
BlueScope Steel Ltd.	265,698	4,069,553
Brambles Ltd.	849,174	11,159,553
CAR Group Ltd.	231,658	4,944,578
Cochlear Ltd.	40,570	7,105,048
Coles Group Ltd.	818,252	11,111,703
Commonwealth Bank of Australia	1,024,561	109,207,026
Computershare Ltd.	324,123	8,469,789
CSL Ltd.	295,361	47,409,261
Fortescue Ltd.	1,034,867	10,687,782
Goodman Group	1,239,195	23,722,945
GPT Group	1,147,416	3,401,346
Insurance Australia Group Ltd.	1,440,679	7,567,122
James Hardie Industries PLC, CDI *	260,378	6,111,643
Lottery Corp. Ltd.	1,342,283	4,473,194
Macquarie Group Ltd.	220,261	27,218,759
Medibank Pvt Ltd.	1,718,499	5,112,061
National Australia Bank Ltd.	1,881,318	43,440,957
Northern Star Resources Ltd.	840,951	10,329,969
Origin Energy Ltd.	1,048,679	7,147,801
Pro Medicus Ltd.	35,441	5,196,725
Qantas Airways Ltd.	454,167	2,567,824
QBE Insurance Group Ltd.	921,752	12,738,540
REA Group Ltd.	32,401	5,147,863
Reece Ltd.	141,461	1,426,533
Rio Tinto Ltd.	224,943	16,829,611
Santos Ltd.	1,966,476	7,559,848
Scentre Group	3,184,171	7,376,908
SGH Ltd.	123,121	4,026,631
Sonic Healthcare Ltd.	274,229	4,578,791
South32 Ltd.	2,803,949	4,832,032
Stockland	1,491,373	5,241,036
Suncorp Group Ltd.	661,336	8,600,069
Telstra Group Ltd.	2,470,011	7,128,689
Transurban Group	1,884,099	16,978,319
Treasury Wine Estates Ltd.	478,210	2,733,442
Vicinity Ltd.	2,306,237	3,487,843
Washington H Soul Pattinson & Co. Ltd.	143,341	3,411,885
Wesfarmers Ltd.	697,916	34,962,973
Westpac Banking Corp.	2,110,819	44,295,875
WiseTech Global Ltd.	112,769	6,412,376
Woodside Energy Group Ltd.	1,167,879	15,223,457
Woolworths Group Ltd.	745,087	15,037,818
Xero Ltd. *	88,148	9,283,137
		731,657,425

Austria 0.2%
Erste Group Bank AG	187,589	12,703,829
OMV AG	90,211	4,664,234
Verbund AG	42,736	3,284,303
		20,652,366

Belgium 1.0%
Ageas SA	91,934	5,765,754
Anheuser-Busch InBev SA	548,810	36,171,492
SECURITY	NUMBER OF SHARES	VALUE ($)
Argenx SE *	36,893	23,849,452
D'ieteren Group	13,255	2,647,035
Groupe Bruxelles Lambert NV	49,987	4,123,633
KBC Group NV	139,181	12,833,707
Lotus Bakeries NV	260	2,499,919
Sofina SA	9,337	2,608,685
Syensqo SA	45,426	3,249,449
UCB SA	77,311	14,174,131
		107,923,257

Denmark 2.3%
AP Moller - Maersk AS, Class A	2,028	3,465,974
AP Moller - Maersk AS, Class B	2,490	4,287,492
Carlsberg AS, Class B	58,284	7,941,407
Coloplast AS, Class B	77,717	8,794,693
Danske Bank AS	418,966	14,700,493
Demant AS *	58,210	2,119,826
DSV AS	124,746	26,441,126
Genmab AS *	38,676	8,200,805
Novo Nordisk AS, Class B	1,974,759	132,035,371
Novonesis Novozymes B, Class B	215,551	14,001,616
Orsted AS *	104,505	4,158,564
Pandora AS	49,180	7,321,076
Rockwool AS, Class B	59,530	2,717,554
Tryg AS	205,440	4,901,376
Vestas Wind Systems AS	616,729	8,222,354
Zealand Pharma AS *	38,955	2,755,135
		252,064,862

Finland 1.0%
Elisa OYJ	86,492	4,614,177
Fortum OYJ	282,266	4,732,628
Kesko OYJ, B Shares	167,284	3,840,643
Kone OYJ, B Shares	206,221	12,771,639
Metso OYJ	369,156	4,011,140
Neste OYJ	263,367	2,731,994
Nokia OYJ	3,236,671	16,180,678
Nordea Bank Abp	1,934,173	26,786,261
Orion OYJ, B Shares	64,569	4,042,764
Sampo OYJ, A Shares	1,491,969	14,947,448
Stora Enso OYJ, R Shares	354,151	3,289,492
UPM-Kymmene OYJ	330,600	8,756,305
Wartsila OYJ Abp	304,811	5,631,789
		112,336,958

France 11.3%
Accor SA	119,782	5,901,945
Aeroports de Paris SA	21,124	2,641,487
Air Liquide SA	353,295	72,594,413
Airbus SE	362,884	61,577,968
Alstom SA *	212,671	5,135,827
Amundi SA	37,132	2,933,101
ArcelorMittal SA	283,570	8,385,656
Arkema SA	36,161	2,749,157
AXA SA	1,095,871	51,830,198
BioMerieux	26,383	3,561,186
BNP Paribas SA	620,732	52,594,297
Bollore SE	444,834	2,751,486
Bouygues SA	114,810	5,046,508
Bureau Veritas SA	194,274	6,166,850
Capgemini SE	94,467	15,081,881
Carrefour SA	331,828	5,118,019
Cie de Saint-Gobain SA	275,720	29,975,724
Cie Generale des Etablissements Michelin SCA	407,524	14,901,417
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Covivio SA	33,021	1,851,649
Credit Agricole SA	651,793	12,225,411
Danone SA	394,404	33,937,052
Dassault Aviation SA	12,101	4,363,216
Dassault Systemes SE	407,355	15,266,093
Edenred SE	149,417	4,659,862
Eiffage SA	42,144	5,734,650
Engie SA	1,117,838	23,103,848
EssilorLuxottica SA	182,569	52,607,802
Eurazeo SE	26,128	1,910,468
Eurofins Scientific SE	82,414	5,200,847
Euronext NV	47,487	7,937,318
Gecina SA	27,170	2,789,234
Getlink SE	183,264	3,479,856
Hermes International SCA	19,359	53,240,734
Ipsen SA	23,117	2,688,578
Kering SA	46,057	9,370,419
Klepierre SA	129,332	4,733,960
La Francaise des Jeux SACA	64,694	2,305,962
Legrand SA	159,471	17,525,833
L'Oreal SA *	146,681	64,813,296
LVMH Moet Hennessy Louis Vuitton SE	167,871	92,988,669
Orange SA	1,130,365	16,399,384
Pernod Ricard SA	122,629	13,292,427
Publicis Groupe SA	139,206	14,163,791
Renault SA	118,850	6,312,264
Rexel SA	136,391	3,789,437
Safran SA	219,787	58,489,639
Sanofi SA	699,812	76,553,715
Sartorius Stedim Biotech	17,592	4,151,552
Schneider Electric SE	335,814	78,461,514
Societe Generale SA	441,386	23,013,411
Sodexo SA	53,578	3,400,960
STMicroelectronics NV	413,980	9,411,053
Teleperformance SE	34,384	3,770,379
Thales SA	56,514	15,830,833
TotalEnergies SE	1,325,494	75,493,775
Unibail-Rodamco-Westfield *	72,644	6,149,681
Veolia Environnement SA	427,184	15,602,496
Vinci SA	306,099	42,996,906
		1,238,965,094

Germany 9.9%
adidas AG	105,765	24,335,631
Allianz SE	237,631	98,278,646
BASF SE *	546,668	27,918,041
Bayer AG	596,864	15,642,125
Bayerische Motoren Werke AG	174,229	14,777,664
Beiersdorf AG	60,378	8,507,138
Brenntag SE	75,095	5,015,133
Commerzbank AG	576,706	15,263,987
Continental AG	67,168	5,250,835
Covestro AG *	109,820	7,389,933
CTS Eventim AG & Co. KGaA	39,050	4,626,916
Daimler Truck Holding AG	290,451	11,669,298
Delivery Hero SE *	120,822	3,414,736
Deutsche Bank AG	1,126,401	29,534,619
Deutsche Boerse AG	114,953	37,025,655
Deutsche Lufthansa AG	375,796	2,700,336
Deutsche Post AG	586,055	25,040,956
Deutsche Telekom AG	2,140,900	76,895,849
E.ON SE	1,369,742	23,956,227
Evonik Industries AG	151,576	3,406,344
Fresenius Medical Care AG	125,984	6,409,508
Fresenius SE & Co. KGaA *	257,129	12,212,834
GEA Group AG	95,513	6,231,238
SECURITY	NUMBER OF SHARES	VALUE ($)
Hannover Rueck SE	36,820	11,819,205
Heidelberg Materials AG	83,043	16,601,415
Henkel AG & Co. KGaA	61,984	4,374,839
Infineon Technologies AG	796,131	26,370,284
Knorr-Bremse AG	43,781	4,342,057
LEG Immobilien SE	45,287	3,838,942
Mercedes-Benz Group AG	440,258	26,322,502
Merck KGaA	79,809	11,111,016
MTU Aero Engines AG	32,545	11,264,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen *	82,207	56,279,692
Nemetschek SE	35,451	4,710,897
Puma SE	64,613	1,668,362
Qiagen NV *	134,625	5,777,523
Rational AG	3,232	2,773,166
Rheinmetall AG	26,581	45,268,832
RWE AG	386,208	14,998,058
SAP SE	639,568	187,130,378
Scout24 SE	46,436	5,534,092
Siemens AG	465,895	107,277,645
Siemens Energy AG *	390,140	30,112,434
Siemens Healthineers AG	172,955	9,323,546
Symrise AG	82,373	9,500,197
Talanx AG	38,281	4,393,438
Vonovia SE	450,534	14,944,256
Zalando SE *	136,993	5,002,474
		1,086,242,902

Hong Kong 1.9%
AIA Group Ltd.	6,584,800	49,339,325
BOC Hong Kong Holdings Ltd.	2,285,090	9,479,422
CK Asset Holdings Ltd.	1,200,211	4,903,297
CK Hutchison Holdings Ltd.	1,675,025	9,445,596
CK Infrastructure Holdings Ltd.	381,000	2,567,807
CLP Holdings Ltd.	1,009,426	8,607,012
Futu Holdings Ltd., ADR	33,565	3,098,385
Galaxy Entertainment Group Ltd.	1,362,000	4,918,995
Hang Seng Bank Ltd.	457,640	6,388,097
Henderson Land Development Co. Ltd.	875,735	2,483,531
HKT Trust & HKT Ltd.	2,267,000	3,225,894
Hong Kong & China Gas Co. Ltd.	6,925,696	6,231,558
Hong Kong Exchanges & Clearing Ltd.	736,165	32,162,817
Hongkong Land Holdings Ltd.	655,401	3,207,532
Jardine Matheson Holdings Ltd.	99,217	4,408,713
Link REIT	1,625,840	7,611,947
MTR Corp. Ltd.	938,360	3,239,525
Power Assets Holdings Ltd.	839,938	5,554,675
Sands China Ltd. *	1,492,800	2,673,529
Sino Land Co. Ltd.	2,414,425	2,481,305
SITC International Holdings Co. Ltd.	796,000	2,201,532
Sun Hung Kai Properties Ltd.	889,604	8,439,150
Swire Pacific Ltd., A Shares	267,590	2,314,027
Techtronic Industries Co. Ltd.	839,000	8,443,681
WH Group Ltd.	5,056,789	4,521,818
Wharf Holdings Ltd.	666,000	1,672,925
Wharf Real Estate Investment Co. Ltd.	1,072,188	2,564,191
		202,186,286

Ireland 0.3%
AIB Group PLC	1,293,742	8,695,318
Bank of Ireland Group PLC	609,375	7,154,950
Kerry Group PLC, Class A	91,624	9,699,476
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kingspan Group PLC	93,097	7,855,936
		33,405,680

Israel 0.9%
Azrieli Group Ltd.	26,608	1,937,179
Bank Hapoalim BM	765,621	11,230,581
Bank Leumi Le-Israel BM	913,897	12,978,277
Check Point Software Technologies Ltd. *	54,097	11,877,537
CyberArk Software Ltd. *	28,732	10,118,261
Elbit Systems Ltd.	16,193	6,225,885
Global-e Online Ltd. *	63,336	2,274,396
ICL Group Ltd.	472,381	3,153,344
Israel Discount Bank Ltd., A Shares	746,036	5,572,503
Mizrahi Tefahot Bank Ltd.	94,720	4,796,383
Monday.com Ltd. *	22,432	6,303,168
Nice Ltd. *	38,067	5,946,978
Nova Ltd. *	18,554	3,582,274
Teva Pharmaceutical Industries Ltd., ADR *	690,940	10,716,479
Wix.com Ltd. *	32,201	5,460,968
		102,174,213

Italy 3.0%
Amplifon SpA	77,357	1,480,531
Banco BPM SpA	781,962	8,728,665
BPER Banca SpA	608,383	4,941,338
Davide Campari-Milano NV	366,061	2,456,357
DiaSorin SpA	13,862	1,584,104
Enel SpA	4,956,862	42,970,904
Eni SpA	1,292,599	18,512,006
Ferrari NV	77,933	35,676,227
FinecoBank Banca Fineco SpA	373,624	7,476,562
Generali	572,136	20,910,275
Infrastrutture Wireless Italiane SpA	198,623	2,371,984
Intesa Sanpaolo SpA	9,246,178	49,358,733
Leonardo SpA	247,440	12,863,990
Mediobanca Banca di Credito Finanziario SpA	303,847	6,214,893
Moncler SpA	141,535	8,735,663
Nexi SpA *	307,242	1,794,619
Poste Italiane SpA	281,142	5,706,395
Prysmian SpA	173,746	9,544,252
Recordati Industria Chimica e Farmaceutica SpA	72,728	4,291,557
Snam SpA	1,239,073	7,111,634
Stellantis NV	1,233,113	11,474,644
Telecom Italia SpA *	6,145,017	2,433,638
Tenaris SA	253,549	4,227,914
Terna - Rete Elettrica Nazionale	851,558	8,467,729
UniCredit SpA	851,572	49,545,191
Unipol Assicurazioni SpA	217,104	3,894,131
		332,773,936

Japan 21.7%
Advantest Corp.	468,892	19,616,536
Aeon Co. Ltd.	401,000	11,858,040
AGC, Inc.	117,293	3,662,109
Aisin Corp.	323,200	4,105,065
Ajinomoto Co., Inc.	556,800	11,388,828
ANA Holdings, Inc.	93,400	1,794,160
Asahi Group Holdings Ltd.	896,100	12,386,153
Asahi Kasei Corp.	737,900	5,142,234
Asics Corp.	397,100	8,535,285
Astellas Pharma, Inc.	1,097,050	10,986,018
SECURITY	NUMBER OF SHARES	VALUE ($)
Bandai Namco Holdings, Inc.	363,700	12,639,490
Bridgestone Corp.	346,857	14,503,878
Canon, Inc.	574,195	17,719,500
Capcom Co. Ltd.	215,900	6,250,415
Central Japan Railway Co.	471,600	9,924,282
Chiba Bank Ltd.	340,300	3,025,770
Chubu Electric Power Co., Inc.	392,000	5,090,246
Chugai Pharmaceutical Co. Ltd.	412,400	23,758,162
Concordia Financial Group Ltd.	653,400	4,226,161
Dai Nippon Printing Co. Ltd.	245,796	3,426,083
Daifuku Co. Ltd.	201,490	5,330,310
Dai-ichi Life Holdings, Inc.	2,197,600	15,867,653
Daiichi Sankyo Co. Ltd.	1,077,000	27,550,317
Daikin Industries Ltd.	160,700	18,307,462
Daito Trust Construction Co. Ltd.	36,400	4,052,668
Daiwa House Industry Co. Ltd.	341,800	12,367,323
Daiwa Securities Group, Inc.	823,800	5,417,246
Denso Corp.	1,164,900	15,041,106
Dentsu Group, Inc.	129,400	2,713,016
Disco Corp.	56,300	10,892,894
East Japan Railway Co.	552,880	11,984,709
Eisai Co. Ltd.	164,300	4,748,921
ENEOS Holdings, Inc.	1,664,100	8,011,357
FANUC Corp.	574,500	14,580,615
Fast Retailing Co. Ltd.	116,700	38,387,855
Fuji Electric Co. Ltd.	83,300	3,704,078
FUJIFILM Holdings Corp.	676,533	13,856,999
Fujikura Ltd.	155,800	5,796,831
Fujitsu Ltd.	1,076,000	23,903,828
Hankyu Hanshin Holdings, Inc.	141,600	4,038,740
Hikari Tsushin, Inc.	11,293	3,132,424
Hitachi Ltd.	2,836,475	70,104,933
Honda Motor Co. Ltd.	2,733,317	27,810,789
Hoshizaki Corp.	66,800	2,840,076
Hoya Corp.	212,507	25,004,866
Hulic Co. Ltd.	282,800	2,957,212
Idemitsu Kosan Co. Ltd.	576,115	3,570,192
Inpex Corp.	542,200	6,782,647
Isuzu Motors Ltd.	349,900	4,705,607
ITOCHU Corp.	728,400	37,252,514
Japan Airlines Co. Ltd.	88,700	1,607,014
Japan Exchange Group, Inc.	600,700	6,683,245
Japan Post Bank Co. Ltd.	1,109,000	11,402,675
Japan Post Holdings Co. Ltd.	1,187,400	11,541,840
Japan Post Insurance Co. Ltd.	111,900	2,249,543
Japan Tobacco, Inc.	733,900	22,610,018
JFE Holdings, Inc.	348,800	4,062,131
Kajima Corp.	245,700	5,866,737
Kansai Electric Power Co., Inc.	586,800	7,229,632
Kao Corp.	285,819	12,239,206
Kawasaki Kisen Kaisha Ltd.	228,000	3,126,861
KDDI Corp.	1,876,100	33,251,260
Keyence Corp.	119,100	49,794,699
Kikkoman Corp.	409,485	4,008,519
Kirin Holdings Co. Ltd.	474,400	7,176,097
Kobe Bussan Co. Ltd.	96,900	2,961,276
Komatsu Ltd.	554,909	16,047,727
Konami Group Corp.	60,300	8,611,800
Kubota Corp.	599,000	6,960,613
Kyocera Corp.	789,600	9,358,124
Kyowa Kirin Co. Ltd.	143,300	2,237,573
Lasertec Corp.	50,200	4,667,110
LY Corp.	1,763,100	6,668,080
M3, Inc.	270,600	3,391,319
Makita Corp.	146,400	4,281,329
Marubeni Corp.	859,800	15,243,099
MatsukiyoCocokara & Co.	202,100	3,709,874
MEIJI Holdings Co. Ltd.	144,000	3,540,505
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Minebea Mitsumi, Inc.	222,400	3,259,500
Mitsubishi Chemical Group Corp.	843,400	4,100,236
Mitsubishi Corp.	2,095,700	39,790,175
Mitsubishi Electric Corp.	1,162,400	22,487,086
Mitsubishi Estate Co. Ltd.	656,902	11,539,124
Mitsubishi HC Capital, Inc.	555,038	3,926,415
Mitsubishi Heavy Industries Ltd.	1,960,200	38,641,111
Mitsubishi UFJ Financial Group, Inc.	7,013,909	88,369,091
Mitsui & Co. Ltd.	1,546,000	31,261,852
Mitsui Fudosan Co. Ltd.	1,606,431	15,920,770
Mitsui OSK Lines Ltd.	207,000	6,893,891
Mizuho Financial Group, Inc.	1,480,313	37,011,691
MonotaRO Co. Ltd.	150,900	2,902,240
MS&AD Insurance Group Holdings, Inc.	781,486	17,763,019
Murata Manufacturing Co. Ltd.	1,024,400	14,594,175
NEC Corp.	756,900	18,425,079
Nexon Co. Ltd.	201,200	3,156,762
NIDEC Corp.	516,400	9,177,110
Nintendo Co. Ltd.	676,290	56,145,590
Nippon Building Fund, Inc.	4,565	4,237,275
Nippon Paint Holdings Co. Ltd.	575,000	4,380,791
Nippon Sanso Holdings Corp.	105,500	3,376,342
Nippon Steel Corp.	596,141	12,547,401
Nippon Telegraph & Telephone Corp.	18,269,275	19,096,443
Nippon Yusen KK	266,600	8,710,595
Nissan Motor Co. Ltd. *	1,290,196	3,071,477
Nissin Foods Holdings Co. Ltd.	118,900	2,621,604
Nitori Holdings Co. Ltd.	49,900	5,937,338
Nitto Denko Corp.	433,700	7,623,063
Nomura Holdings, Inc.	1,836,500	10,235,844
Nomura Research Institute Ltd.	231,500	8,766,310
NTT Data Group Corp.	382,400	7,594,613
Obayashi Corp.	402,900	6,251,064
Obic Co. Ltd.	196,400	6,876,257
Olympus Corp.	686,300	8,992,583
Omron Corp.	109,300	3,244,564
Ono Pharmaceutical Co. Ltd.	227,800	2,622,189
Oracle Corp. Japan	23,200	2,789,137
Oriental Land Co. Ltd.	665,000	14,084,365
ORIX Corp.	700,200	14,046,032
Osaka Gas Co. Ltd.	224,100	5,682,741
Otsuka Corp.	136,300	3,023,006
Otsuka Holdings Co. Ltd.	269,700	13,148,083
Pan Pacific International Holdings Corp.	226,600	6,976,432
Panasonic Holdings Corp.	1,435,312	16,457,233
Rakuten Group, Inc. *	923,320	5,444,197
Recruit Holdings Co. Ltd.	858,200	47,557,370
Renesas Electronics Corp.	1,027,800	12,061,498
Resona Holdings, Inc.	1,272,085	10,204,402
Ricoh Co. Ltd.	321,300	3,379,469
SBI Holdings, Inc.	171,290	4,503,980
SCREEN Holdings Co. Ltd.	49,400	3,284,952
SCSK Corp.	95,400	2,495,227
Secom Co. Ltd.	255,500	9,394,845
Seiko Epson Corp.	174,800	2,425,013
Sekisui Chemical Co. Ltd.	234,200	4,092,392
Sekisui House Ltd.	361,369	8,307,945
Seven & i Holdings Co. Ltd.	1,356,509	19,968,654
SG Holdings Co. Ltd.	209,128	2,202,044
Shimadzu Corp.	142,500	3,647,633
Shimano, Inc.	47,100	6,635,698
Shin-Etsu Chemical Co. Ltd.	1,092,400	33,243,337
Shionogi & Co. Ltd.	468,300	7,867,680
Shiseido Co. Ltd.	245,000	4,028,102
SMC Corp.	34,800	11,262,703
SoftBank Corp.	17,463,500	26,426,552
SECURITY	NUMBER OF SHARES	VALUE ($)
SoftBank Group Corp.	582,800	29,471,982
Sompo Holdings, Inc.	544,900	17,856,970
Sony Group Corp.	3,762,200	99,257,311
Subaru Corp.	357,900	6,480,824
Sumitomo Corp.	664,000	16,212,472
Sumitomo Electric Industries Ltd.	445,700	7,163,913
Sumitomo Metal Mining Co. Ltd.	147,200	3,265,929
Sumitomo Mitsui Financial Group, Inc.	2,280,238	54,400,125
Sumitomo Mitsui Trust Group, Inc.	403,400	9,979,604
Sumitomo Realty & Development Co. Ltd.	189,900	7,073,067
Suntory Beverage & Food Ltd.	85,600	2,990,936
Suzuki Motor Corp.	972,600	11,655,305
Sysmex Corp.	304,200	5,646,911
T&D Holdings, Inc.	290,200	6,175,051
Taisei Corp.	103,200	5,595,709
Takeda Pharmaceutical Co. Ltd.	969,290	29,319,666
TDK Corp.	1,185,600	12,652,062
Terumo Corp.	816,200	15,622,657
TIS, Inc.	129,200	3,729,122
Toho Co. Ltd.	67,108	3,831,294
Tokio Marine Holdings, Inc.	1,085,897	43,525,306
Tokyo Electron Ltd.	273,400	40,708,800
Tokyo Gas Co. Ltd.	216,340	7,187,419
Tokyo Metro Co. Ltd.	188,300	2,385,956
Tokyu Corp.	331,800	4,024,087
TOPPAN Holdings, Inc.	146,300	4,107,013
Toray Industries, Inc.	862,700	5,509,645
Toyota Industries Corp.	99,200	11,633,667
Toyota Motor Corp.	5,797,615	110,731,036
Toyota Tsusho Corp.	394,007	7,829,992
Trend Micro, Inc.	79,300	5,689,822
Unicharm Corp.	689,900	6,405,817
West Japan Railway Co.	271,464	5,710,515
Yakult Honsha Co. Ltd.	156,800	3,220,989
Yamaha Motor Co. Ltd.	571,700	4,489,979
Yaskawa Electric Corp.	135,100	2,846,461
Yokogawa Electric Corp.	146,000	3,159,461
Zensho Holdings Co. Ltd.	57,900	3,577,833
ZOZO, Inc.	248,100	2,519,576
		2,371,117,185

Netherlands 4.4%
ABN AMRO Bank NV, GDR	280,201	5,806,562
Adyen NV *	13,477	21,808,655
Aegon Ltd.	806,305	5,186,109
AerCap Holdings NV	119,308	12,646,648
Akzo Nobel NV	104,274	6,583,290
ASM International NV	28,551	13,955,356
ASML Holding NV	241,758	161,842,931
ASR Nederland NV	97,353	6,142,860
BE Semiconductor Industries NV	48,677	5,271,899
Coca-Cola Europacific Partners PLC	127,211	11,543,126
CVC Capital Partners PLC *	137,019	2,444,816
DSM-Firmenich AG	113,419	12,321,064
EXOR NV (a)	59,900	5,655,441
Heineken Holding NV	78,289	6,121,404
Heineken NV	175,212	15,684,131
IMCD NV	35,392	4,706,451
ING Groep NV, Series N	1,919,706	37,279,383
InPost SA *	145,746	2,461,924
JDE Peet's NV	101,824	2,465,048
Koninklijke Ahold Delhaize NV	564,286	23,169,044
Koninklijke KPN NV	2,380,096	11,071,858
Koninklijke Philips NV	489,249	12,417,050
NN Group NV	162,522	9,965,913
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Prosus NV *	834,477	39,124,113
Randstad NV	66,376	2,664,313
Universal Music Group NV	502,871	14,787,163
Wolters Kluwer NV	145,677	25,720,578
		478,847,130

New Zealand 0.2%
Auckland International Airport Ltd.	1,006,522	4,496,012
Contact Energy Ltd.	499,432	2,630,998
Fisher & Paykel Healthcare Corp. Ltd.	362,929	7,321,372
Infratil Ltd.	550,293	3,449,086
Meridian Energy Ltd.	800,090	2,604,388
		20,501,856

Norway 0.6%
Aker BP ASA	194,804	4,181,956
DNB Bank ASA	549,349	13,732,683
Equinor ASA	514,261	11,640,619
Gjensidige Forsikring ASA	119,153	2,788,042
Kongsberg Gruppen ASA	54,926	8,849,056
Mowi ASA	287,360	5,269,166
Norsk Hydro ASA	857,746	4,549,840
Orkla ASA	420,562	4,690,299
Salmar ASA	39,663	1,959,952
Telenor ASA	369,934	5,556,402
Yara International ASA	97,859	3,175,871
		66,393,886

Portugal 0.2%
EDP Renovaveis SA	181,278	1,697,624
EDP SA	1,902,788	7,500,149
Galp Energia SGPS SA	247,415	3,833,392
Jeronimo Martins SGPS SA	169,370	4,099,155
		17,130,320

Singapore 1.7%
CapitaLand Ascendas REIT	2,334,895	4,757,717
CapitaLand Integrated Commercial Trust	3,591,634	5,910,753
CapitaLand Investment Ltd.	1,417,649	2,987,825
DBS Group Holdings Ltd.	1,216,382	39,519,258
Genting Singapore Ltd.	3,627,200	2,056,865
Grab Holdings Ltd., Class A *	1,431,020	6,983,378
Keppel Ltd.	883,800	4,443,481
Oversea-Chinese Banking Corp. Ltd.	2,059,801	25,491,610
Sea Ltd., ADR *	223,152	29,913,526
Sembcorp Industries Ltd.	563,700	2,851,290
Singapore Airlines Ltd.	934,650	4,796,543
Singapore Exchange Ltd.	516,500	5,681,940
Singapore Technologies Engineering Ltd.	960,049	5,451,389
Singapore Telecommunications Ltd.	4,573,737	13,232,710
United Overseas Bank Ltd.	772,733	20,522,889
Wilmar International Ltd.	1,147,734	2,691,986
Yangzijiang Shipbuilding Holdings Ltd. *	1,637,000	2,804,120
		180,097,280

Spain 3.2%
Acciona SA	14,646	2,134,264
ACS Actividades de Construccion y Servicios SA	108,786	6,815,968
Aena SME SA	45,833	11,513,979
SECURITY	NUMBER OF SHARES	VALUE ($)
Amadeus IT Group SA	275,152	21,658,039
Banco Bilbao Vizcaya Argentaria SA	3,517,094	48,268,734
Banco de Sabadell SA	3,343,242	9,754,856
Banco Santander SA	9,329,173	65,685,408
CaixaBank SA	2,422,297	18,564,984
Cellnex Telecom SA *	325,165	13,159,216
Endesa SA	193,196	5,802,174
Ferrovial SE	288,808	14,088,775
Grifols SA *	183,497	1,737,464
Iberdrola SA	3,585,778	64,636,710
Industria de Diseno Textil SA	666,063	35,817,526
Redeia Corp. SA	247,740	5,195,179
Repsol SA	716,589	8,759,345
Telefonica SA	2,426,871	12,467,425
		346,060,046

Sweden 3.6%
AddTech AB, B Shares	157,494	5,298,482
Alfa Laval AB	174,219	7,225,877
Assa Abloy AB, B Shares	606,475	18,408,927
Atlas Copco AB, A Shares	1,630,033	25,230,786
Atlas Copco AB, B Shares	955,224	13,263,973
Beijer Ref AB	228,866	3,490,973
Boliden AB *	169,877	5,205,037
Epiroc AB, A Shares	415,693	8,993,397
Epiroc AB, B Shares	223,679	4,386,694
EQT AB	231,281	6,683,448
Essity AB, B Shares	372,578	10,774,596
Evolution AB *(a)	97,410	6,748,039
Fastighets AB Balder, B Shares *	424,231	3,049,558
H & M Hennes & Mauritz AB, B Shares	350,742	5,082,454
Hexagon AB, B Shares	1,287,208	12,527,832
Holmen AB, B Shares	44,602	1,763,519
Industrivarden AB, A Shares	82,630	2,903,790
Industrivarden AB, C Shares	84,711	2,974,770
Indutrade AB	170,405	4,610,075
Investment AB Latour, B Shares	88,274	2,382,219
Investor AB, B Shares	1,057,130	31,321,133
L E Lundbergforetagen AB, B Shares	48,605	2,564,595
Lifco AB, B Shares	143,067	5,538,802
Nibe Industrier AB, B Shares	919,975	3,923,142
Saab AB, B Shares	196,970	9,171,810
Sagax AB, B Shares	139,378	3,167,962
Sandvik AB	647,679	13,370,962
Securitas AB, B Shares	292,029	4,627,710
Skandinaviska Enskilda Banken AB, A Shares	973,440	15,446,225
Skanska AB, B Shares	210,817	4,898,677
SKF AB, B Shares	211,661	4,148,847
Spotify Technology SA *	93,906	57,656,406
Svenska Cellulosa AB SCA, B Shares	373,926	4,835,069
Svenska Handelsbanken AB, A Shares	928,344	12,151,847
Swedbank AB, A Shares	516,621	12,896,847
Swedish Orphan Biovitrum AB *	117,030	3,559,433
Tele2 AB, B Shares	334,263	4,931,726
Telefonaktiebolaget LM Ericsson, B Shares	1,689,719	14,273,698
Telia Co. AB	1,447,489	5,437,448
Trelleborg AB, B Shares	131,096	4,520,409
Volvo AB, B Shares	967,301	26,294,648
		395,741,842

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 9.8%
ABB Ltd.	978,072	51,652,711
Alcon AG	304,189	29,555,152
Avolta AG	54,480	2,482,532
Baloise Holding AG	25,506	5,674,383
Banque Cantonale Vaudoise *	18,600	2,289,244
Barry Callebaut AG	2,373	2,127,429
BKW AG *	13,553	2,717,204
Chocoladefabriken Lindt & Spruengli AG	65	9,206,764
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	577	8,409,195
Cie Financiere Richemont SA, Class A	327,930	57,946,936
EMS-Chemie Holding AG	4,388	3,235,278
Galderma Group AG	59,172	6,872,568
Geberit AG	20,305	14,065,685
Givaudan SA	5,726	27,624,282
Helvetia Holding AG	23,004	5,074,625
Holcim AG *	318,336	35,573,377
Julius Baer Group Ltd.	127,404	8,261,900
Kuehne & Nagel International AG	29,738	6,848,572
Logitech International SA	92,254	7,010,388
Lonza Group AG	43,958	31,584,227
Nestle SA	1,607,614	171,110,229
Novartis AG	1,202,306	137,131,665
Partners Group Holding AG	13,903	18,216,703
Roche Holding AG	431,440	141,074,992
Roche Holding AG, Bearer Shares	19,854	6,906,743
Sandoz Group AG	254,878	11,055,249
Schindler Holding AG	12,873	4,564,044
Schindler Holding AG, Participation Certificates	26,051	9,528,020
SGS SA	91,157	8,902,500
SIG Group AG *	189,061	3,646,977
Sika AG	93,002	23,241,902
Sonova Holding AG	30,359	9,332,780
Straumann Holding AG	68,462	8,348,037
Swatch Group AG, Bearer Shares (a)	17,157	2,977,463
Swiss Life Holding AG	17,479	17,452,080
Swiss Prime Site AG	46,456	6,550,575
Swiss Re AG	183,897	33,010,286
Swisscom AG	15,957	10,641,453
Temenos AG	35,070	2,512,077
UBS Group AG	2,007,586	60,941,007
VAT Group AG	16,724	6,037,198
Zurich Insurance Group AG	89,251	63,303,106
		1,074,697,538

United Kingdom 14.7%
3i Group PLC	592,229	33,574,066
Admiral Group PLC	160,109	6,963,535
Anglo American PLC	785,769	21,450,223
Antofagasta PLC	241,023	5,289,377
Ashtead Group PLC	268,959	14,398,024
Associated British Foods PLC	199,314	5,494,120
AstraZeneca PLC	945,817	135,504,176
Auto Trader Group PLC	538,637	6,051,509
Aviva PLC	1,633,404	12,238,118
BAE Systems PLC	1,834,175	42,521,014
Barclays PLC	8,808,879	35,091,412
Barratt Redrow PLC	828,852	5,167,220
BP PLC	9,823,883	45,360,708
British American Tobacco PLC	1,214,606	52,906,228
BT Group PLC	3,977,583	9,231,794
Bunzl PLC	200,307	6,294,550
Centrica PLC	3,090,818	6,617,539
SECURITY	NUMBER OF SHARES	VALUE ($)
Coca-Cola HBC AG *	130,761	6,809,211
Compass Group PLC	1,045,345	35,243,621
Croda International PLC	78,481	3,097,936
DCC PLC	61,378	4,011,535
Diageo PLC	1,359,108	38,164,282
Entain PLC	379,404	3,243,491
Experian PLC	564,760	28,097,399
Glencore PLC *	6,272,891	20,567,143
GSK PLC	2,531,374	50,077,400
Haleon PLC	5,529,134	27,821,885
Halma PLC	234,371	8,651,015
Hikma Pharmaceuticals PLC	98,378	2,606,973
HSBC Holdings PLC	10,979,681	122,394,670
Imperial Brands PLC	488,265	20,035,005
Informa PLC	807,359	7,887,033
InterContinental Hotels Group PLC	97,098	10,361,322
Intertek Group PLC	98,703	6,061,835
J Sainsbury PLC	1,105,641	3,929,573
JD Sports Fashion PLC	1,747,635	1,839,920
Kingfisher PLC	1,110,984	4,270,062
Land Securities Group PLC	422,187	3,345,532
Legal & General Group PLC	3,572,450	11,249,935
Lloyds Banking Group PLC	37,106,709	36,456,512
London Stock Exchange Group PLC	296,210	46,123,295
M&G PLC	1,446,270	4,013,234
Marks & Spencer Group PLC	1,257,369	6,533,973
Melrose Industries PLC	786,498	4,572,160
Mondi PLC	262,238	3,980,546
National Grid PLC	2,993,309	43,205,723
NatWest Group PLC	4,690,120	30,168,203
Next PLC	71,121	11,733,293
NMC Health PLC *(b)	48,950	0
Pearson PLC	372,989	5,979,474
Phoenix Group Holdings PLC	440,562	3,524,644
Prudential PLC	1,625,162	17,279,981
Reckitt Benckiser Group PLC	417,392	26,941,207
RELX PLC	1,145,131	62,495,687
Rentokil Initial PLC	1,554,882	7,123,369
Rio Tinto PLC	689,763	41,102,592
Rolls-Royce Holdings PLC	5,195,128	52,587,534
Sage Group PLC	604,331	10,018,986
Schroders PLC	484,837	2,136,279
Segro PLC	795,679	7,238,018
Severn Trent PLC	161,573	6,010,073
Shell PLC	3,741,228	120,735,964
Smith & Nephew PLC	496,450	6,986,333
Smiths Group PLC	207,912	5,181,082
Spirax Group PLC	44,328	3,493,755
SSE PLC	661,584	14,916,120
Standard Chartered PLC	1,252,103	18,034,359
Tesco PLC	4,113,345	20,356,951
Unilever PLC	1,522,869	96,960,888
United Utilities Group PLC	420,294	6,318,851
Vodafone Group PLC	12,370,267	12,156,264
Whitbread PLC	107,878	3,746,714
Wise PLC, Class A *	409,573	5,372,123
WPP PLC	661,931	5,131,656
		1,612,536,234
Total Common Stocks (Cost $6,872,661,892)		10,783,506,296

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	38,474	3,104,726
Dr. Ing hc F Porsche AG	68,259	3,431,492
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Henkel AG & Co. KGaA	105,551	8,197,762
Porsche Automobil Holding SE	94,269	3,886,791
Sartorius AG	16,123	4,185,443
Volkswagen AG	125,904	13,699,658
		36,505,872
Total Preferred Stocks (Cost $42,969,988)		36,505,872

RIGHTS 0.0% OF NET ASSETS

Portugal 0.0%
EDP Renovaveis SA
expires 05/07/25, strike EUR 0.09 *	181,278	18,482
Total Rights (Cost $17,333)		18,482

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (c)(d)	12,049,691	12,049,691
Total Short-Term Investments (Cost $12,049,691)		12,049,691

Total Investments in Securities (Cost $6,927,698,904)		10,832,080,341

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/20/25	940	117,250,900	5,860,153

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,967,554.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
EUR —	Euro

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	23.2%
Industrials	17.9%
Health Care	11.9%
Consumer Discretionary	10.2%
Consumer Staples	8.4%
Information Technology	8.0%
Materials	5.6%
Communication Services	5.2%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	0.1%
Total	99.0%

(a)	Excludes derivatives.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$6,453,113,691	$—	$6,453,113,691
Denmark	4,901,376	247,163,486	—	252,064,862
Germany	7,389,933	1,078,852,969	—	1,086,242,902
Hong Kong	5,299,917	196,886,369	—	202,186,286
Israel	46,750,809	55,423,404	—	102,174,213
Netherlands	24,189,774	454,657,356	—	478,847,130
New Zealand	7,100,400	13,401,456	—	20,501,856
Singapore	36,896,904	143,200,376	—	180,097,280
Sweden	57,656,406	338,085,436	—	395,741,842
United Kingdom	—	1,612,536,234	0 *	1,612,536,234
Preferred Stocks[1]	—	36,505,872	—	36,505,872
Rights[1]	18,482	—	—	18,482
Short-Term Investments[1]	12,049,691	—	—	12,049,691
Futures Contracts[2]	5,860,153	—	—	5,860,153
Total	$208,113,845	$10,629,826,649	$0	$10,837,940,494

*	Level 3 amount shown includes securities determined to have no value at April 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,927,698,904) including securities on loan of $9,967,554		$10,832,080,341
Cash		79,434,204
Foreign currency, at value (cost $11,147,477)		11,125,585
Deposit with broker for futures contracts		7,289,133
Receivables:
Dividends		42,219,401
Foreign tax reclaims		29,994,496
Fund shares sold		6,685,825
Income from securities on loan		74,306
Investments sold	+	24,945
Total assets		11,008,928,236

Liabilities
Collateral held for securities on loan		12,049,691
Payables:
Investments bought		40,806,530
Fund shares redeemed		18,072,543
Investment adviser fees		505,841
Variation margin on futures contracts	+	287,386
Total liabilities		71,721,991
Net assets		$10,937,206,245

Net Assets by Source
Capital received from investors		$8,151,049,559
Total distributable earnings	+	2,786,156,686
Net assets		$10,937,206,245

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,937,206,245		430,500,251		$25.41

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Operations

For the period November 1, 2024 through April 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $17,658,489)		$150,993,287
Other Interest		346,342
Securities on loan, net	+	143,072
Total investment income		151,482,701

Expenses
Investment adviser fees		3,002,638
Professional fees	+	82,856 [1]
Total expenses		3,085,494
Expense reduction	–	82,856 [1]
Net expenses	–	3,002,638
Net investment income		148,480,063

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(103,110,198)
Net realized losses on futures contracts		(5,668,843)
Net realized losses on foreign currency transactions	+	(936,141)
Net realized losses		(109,715,182)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		832,333,573
Net change in unrealized appreciation (depreciation) on futures contracts		7,149,031
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	3,623,479
Net change in unrealized appreciation (depreciation)	+	843,106,083
Net realized and unrealized gains		733,390,901
Increase in net assets resulting from operations		$881,870,964

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/24-4/30/25		11/1/23-10/31/24
Net investment income		$148,480,063	$265,923,542
Net realized losses		(109,715,182)	(86,329,574)
Net change in unrealized appreciation (depreciation)	+	843,106,083	1,565,760,181
Increase in net assets resulting from operations		$881,870,964	$1,745,354,149

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($309,722,312 )	($284,048,299 )

TRANSACTIONS IN FUND SHARES
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		56,637,272	$1,358,594,522	79,329,526	$1,864,040,426
Shares reinvested		9,656,634	217,081,134	9,247,190	203,253,237
Shares redeemed	+	(45,420,647)	(1,084,056,606)	(68,978,397)	(1,607,634,817)
Net transactions in fund shares		20,873,259	$491,619,050	19,598,319	$459,658,846

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-4/30/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		409,626,992	$9,873,438,543	390,028,673	$7,952,473,847
Total increase	+	20,873,259	1,063,767,702	19,598,319	1,920,964,696
End of period		430,500,251	$10,937,206,245	409,626,992	$9,873,438,543
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500® Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index®.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage”

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.  The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2025, Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2025, are disclosed within each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included within net realized gains (losses) on sales of securities — unaffiliated issuers within the Schwab International Index Fund’s Statement of Operations, if any.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2025, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Advisory Agreement between the investment adviser and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Fund Complex as of April 30, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.2%	1.3%	2.7%	— %	1.3%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.0%	— %	0.5%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.2%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	1.0%	2.2%	— %	1.0%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2025 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2030 Fund	0.1%	— %	— %	0.8%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	1.0%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended April 30, 2025, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $82,856, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended April 30, 2025, Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of April 30, 2025, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $140,511.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2025, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$207,348,911	$299,439,262	($54,511,096 )
Schwab 1000 Index Fund	47,568,026	63,087,800	12,217,351
Schwab Small-Cap Index Fund	20,560,704	30,213,873	(10,091,924)
Schwab Total Stock Market Index Fund	127,017,643	39,468,193	(32,578,120)
Schwab U.S. Large-Cap Growth Index Fund	50,783,854	43,486,035	(4,756,562)
Schwab U.S. Large-Cap Value Index Fund	4,536,226	3,113,785	(283,121)
Schwab U.S. Mid-Cap Index Fund	10,713,011	6,244,575	(2,069,555)
Schwab International Index Fund	5,099,931	24,574,695	(9,779,350)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of April 30, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	$18,811,384	$18,811,384
Schwab 1000 Index Fund
Futures Contracts[1]	977,842	977,842
Schwab Small-Cap Index Fund
Futures Contracts[1]	503,613	503,613
Schwab Total Stock Market Index Fund
Futures Contracts[1]	5,022,142	5,022,142
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	109,225	109,225
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	56,047	56,047
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	128,547	128,547
Schwab International Index Fund
Futures Contracts[1]	5,860,153	5,860,153

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	($36,840,077 )	($36,840,077 )
Schwab 1000 Index Fund
Futures Contracts[1]	(4,356,855)	(4,356,855)
Schwab Small-Cap Index Fund
Futures Contracts[1]	(7,443,193)	(7,443,193)
Schwab Total Stock Market Index Fund
Futures Contracts[1]	(10,602,544)	(10,602,544)
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	(1,186,607)	(1,186,607)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(442,703)	(442,703)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(1,789,238)	(1,789,238)
Schwab International Index Fund
Futures Contracts[1]	(5,668,843)	(5,668,843)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$27,062,589	$27,062,589
Schwab 1000 Index Fund
Futures Contracts[1]	1,627,092	1,627,092
Schwab Small-Cap Index Fund
Futures Contracts[1]	814,840	814,840
Schwab Total Stock Market Index Fund
Futures Contracts[1]	6,159,976	6,159,976
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	254,428	254,428
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	116,273	116,273
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	192,803	192,803
Schwab International Index Fund
Futures Contracts[1]	7,149,031	7,149,031

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended April 30, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$395,568,036	1,349
Schwab 1000 Index Fund	51,608,793	176
Schwab Small-Cap Index Fund	25,789,686	237
Schwab Total Stock Market Index Fund	105,229,896	444
Schwab U.S. Large-Cap Growth Index Fund	8,203,876	27
Schwab U.S. Large-Cap Value Index Fund	3,042,590	11
Schwab U.S. Mid-Cap Index Fund	5,677,479	18
Schwab International Index Fund	80,466,438	675

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$4,649,511,265	$1,090,056,802
Schwab 1000 Index Fund	171,517,846	195,869,765
Schwab Small-Cap Index Fund	419,244,320	122,755,945
Schwab Total Stock Market Index Fund	1,120,470,690	307,939,491
Schwab U.S. Large-Cap Growth Index Fund	399,724,150	123,909,515
Schwab U.S. Large-Cap Value Index Fund	67,607,642	26,502,336
Schwab U.S. Mid-Cap Index Fund	354,719,482	40,135,107
Schwab International Index Fund	716,231,707	417,443,208

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Purchases and Sales of Investment Securities (continued):
During the period ended April 30, 2025, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$17,279,136
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2025, are disclosed in the funds’ Statements of Operations, if any.

8. Federal Income Taxes:
As of April 30, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$45,694,463,603	$60,428,925,006	($1,527,749,412 )	$58,901,175,594
Schwab 1000 Index Fund	3,507,518,312	13,509,155,604	(166,812,966)	13,342,342,638
Schwab Small-Cap Index Fund	5,051,838,127	1,737,911,453	(917,926,528)	819,984,925
Schwab Total Stock Market Index Fund	12,089,932,413	14,082,079,197	(595,008,408)	13,487,070,789
Schwab U.S. Large-Cap Growth Index Fund	2,229,470,941	912,656,635	(43,773,883)	868,882,752
Schwab U.S. Large-Cap Value Index Fund	623,868,642	184,353,683	(30,793,709)	153,559,974
Schwab U.S. Mid-Cap Index Fund	1,630,488,020	370,296,802	(135,104,106)	235,192,696
Schwab International Index Fund	7,350,819,723	3,677,172,199	(190,051,428)	3,487,120,771
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$276,675,148
Schwab 1000 Index Fund	77,204,524
Schwab Small-Cap Index Fund	137,861,900
Schwab Total Stock Market Index Fund	166,695,510
Schwab U.S. Large-Cap Growth Index Fund	26,409,852
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	637,150,659
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2025. The tax basis components of distributions paid during the fiscal year ended October 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab S&P 500 Index Fund	$1,135,808,670
Schwab 1000 Index Fund	204,576,918
Schwab Small-Cap Index Fund	86,736,454
Schwab Total Stock Market Index Fund	286,776,664
Schwab U.S. Large-Cap Growth Index Fund	11,280,497
Schwab U.S. Large-Cap Value Index Fund	16,362,330
Schwab U.S. Mid-Cap Index Fund	18,556,015
Schwab International Index Fund	284,048,299
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2024, the funds did not incur any interest or penalties.

9. Subsequent Events:
Effective June 5, 2025, the Board authorized a 10-for-1 share split for the Schwab 1000 Index Fund, a 8-for-1 share split for the Schwab U.S. Large-Cap Growth Index Fund, a 7-for-1 share split for the Schwab Total Stock Market Index Fund, a 6-for-1 share split for the Schwab S&P 500 Index Fund, a 5-for-1 share split for the Schwab U.S. Mid-Cap Index Fund and a 4-for-1 share split for the Schwab U.S. Large-Cap Value Index Fund which will occur on or about August 15, 2025. Shares will begin trading at their post-split price on or about August 18, 2025. The share splits will increase the number of shares outstanding and decrease the NAV per share. The share splits will not change the total value of a shareholder’s investment.
Other than the planned changes for the share splits as discussed above, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

MFR13562-29
00314155

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a)    (1)    Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	June 13, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	June 13, 2025